As filed with the Securities and Exchange Commission on October 23, 2018
Securities Act File No. 333-227320

______________________________________________________________________________________

SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549
_______________

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1 ☒
Post-Effective Amendment No.  ☐

North Square Investments Trust
 (Exact Name of Registrant as Specified in Charter)

10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603
(Address of Principal Executive Offices) (Zip Code)

(312) 857-2160
 (Registrant’s Area Code and Telephone Number)

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603
(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.
Andrew L. Zutz, Esq.
Goodwin Procter LLP
901 New York Avenue, NW
 Washington DC, 20001
_______________

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends the Registration Statement to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Title of Securities Being Registered:
Class A and Class I Shares of the North Square Oak Ridge Disciplined Growth Fund
Class A and Class I Shares of the North Square Oak Ridge Dividend Growth Fund
Class A and Class I Shares of the North Square Dynamic Small Cap Fund
Class A and Class I Shares of the North Square Global Resources & Infrastructure Fund
Class A and Class I Shares of the North Square International Small Cap Fund
Class A, Class C and Class I Shares of the North Square Multi Strategy Fund
Class A, Class C, Class I and Class K Shares of the North Square Oak Ridge Small Cap Growth Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

INVESTMENT MANAGERS SERIES TRUST

ON BEHALF OF

Oak Ridge Disciplined Growth Fund
Oak Ridge Dividend Growth Fund
Oak Ridge Dynamic Small Cap Fund
Oak Ridge Global Resources & Infrastructure Fund
Oak Ridge International Small Cap Fund
Oak Ridge Multi Strategy Fund
Oak Ridge Small Cap Growth Fund

(each, an “Existing Fund” and collectively, the “Existing Funds”)

October 23, 2018

Dear Valued Shareholder,

A special meeting of shareholders (the “Meeting”) of the Investment Managers Series Trust (the “Existing Trust”) will be held at offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740  on December 6, 2018 at 12:00 p.m. Pacific Time.

Each of the Existing Funds are series of the Existing Trust, a Delaware statutory trust.  As explained in the enclosed combined Proxy Statement/Prospectus, the purpose of the Meeting is to vote on a proposal that would reorganize each of the Existing Funds listed below into a corresponding newly created series of North Square Investments Trust, a Delaware statutory trust (the “New Trust,” and each corresponding series, a “New Fund”), as set forth below:

Existing Fund	New Fund
Oak Ridge Disciplined Growth Fund	North Square Oak Ridge Disciplined Growth Fund
Oak Ridge Dividend Growth Fund	North Square Oak Ridge Dividend Growth Fund
Oak Ridge Dynamic Small Cap Fund	North Square Dynamic Small Cap Fund
Oak Ridge Global Resources & Infrastructure Fund	North Square Global Resources & Infrastructure Fund
Oak Ridge International Small Cap Fund	North Square International Small Cap Fund
Oak Ridge Multi Strategy Fund	North Square Multi Strategy Fund
Oak Ridge Small Cap Growth Fund	North Square Oak Ridge Small Cap Growth Fund

Shareholders of record of the Existing Funds at the close of business on September 24, 2018, will be asked to vote to approve the proposed Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which each Existing Fund will be reorganized into the corresponding New Fund. If approved by shareholders, the Reorganization is expected to close in the first quarter of 2019.

If the Reorganization Agreement is approved by shareholders, the proposed Reorganization would be accomplished by (i) the transfer of all of the assets of each Existing Fund to the corresponding New Fund in exchange for the issuance by each New Fund to the corresponding Existing Fund of shares of that New Fund, and the New Fund's assumption of all of the liabilities of the corresponding Existing Fund, followed by (ii) the distribution of the shares of each New Fund pro rata to the shareholders of the corresponding Existing Fund, on a class-by-class basis, in liquidation of each Existing Fund.

The Reorganization generally is not expected to result in the recognition of gain or loss by an Existing Fund or its shareholders for federal income tax purposes. No sales charges or redemption fees will be imposed in connection with the Reorganization. If the shareholders of each Existing Fund do not approve the proposed Reorganization, then the Reorganization will not be implemented and the Board of Trustees of IMST Trust (the "Board") will consider what other actions, if any, may be appropriate.

If the Reorganization is approved by shareholders of the Existing Funds, North Square Investments, LLC ("NSI"), will serve as the investment adviser for each of the New Funds. Oak Ridge Investments (“ORI”) will transition from investment adviser to all Existing Funds to sub-adviser of the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Oak Ridge Small Cap Growth Fund, and North Square Multi Strategy Fund.  Algert Global LLC, which currently serves as the sub-adviser to Oak Ridge International Small Cap Fund and Oak Ridge Dynamic Small Cap Fund, and Capital Innovations, LLC which currently serves as the sub-adviser to Oak Ridge Global Resources & Infrastructure Fund, will each continue to serve as sub-adviser to the corresponding New Funds.

The investment objective and fundamental and non-fundamental investment policies of each of the New Funds will be identical to that of the corresponding Existing Funds, and the investment strategies of each New Fund will be substantially the same as those of the corresponding Existing Funds. After careful consideration, for the reasons discussed in the attached Proxy Statement/Prospectus, and based on the recommendation of the Existing Funds’ investment adviser, ORI, the Board has approved the Reorganization and the solicitation of the Existing Funds’ shareholders with respect to the Reorganization Agreement.

Please read the enclosed materials carefully and cast your vote. We request that you complete the enclosed proxy card for the upcoming Meeting. The Board of Trustees of the Existing Trust has reviewed and approved the proposal and recommends that you vote FOR the proposal. The Proxy Statement/Prospectus provides more information on the Reorganization Agreement. Please read it carefully and return your completed and signed proxy card in the enclosed addressed, postage-paid envelope; or take advantage of the telephonic or Internet voting procedures described in the Proxy Statement/Prospectus. YOUR VOTE IS IMPORTANT. If we do not hear from you after a reasonable period of time, you may receive a telephone call from a representative from our proxy solicitor, Broadridge Financial Solutions, Inc., reminding you to vote your shares.

Very truly yours,

 /s/ Maureen Quill

Maureen Quill
President
Investment Managers Series Trust

COMBINED PROXY STATEMENT/PROSPECTUS

October 23, 2018

PROXY STATEMENT FOR:

Investment Managers Series Trust
Oak Ridge Disciplined Growth Fund
Oak Ridge Dividend Growth Fund
Oak Ridge Dynamic Small Cap Fund
Oak Ridge Global Resources & Infrastructure Fund
Oak Ridge International Small Cap Fund
Oak Ridge Multi Strategy Fund
Oak Ridge Small Cap Growth Fund

(each, an “Existing Fund” and collectively, the “Existing Funds”)

PROSPECTUS FOR:

North Square Investments Trust
North Square Oak Ridge Disciplined Growth Fund
North Square Oak Ridge Dividend Growth Fund
North Square Dynamic Small Cap Fund
North Square Global Resources & Infrastructure Fund
North Square International Small Cap Fund
North Square Multi Strategy Fund
North Square Oak Ridge Small Cap Growth Fund

(each, a “New Fund” and collectively, the “New Funds”)

This is a brief overview of the reorganizations and certain other actions proposed for your respective Existing Fund or Existing Funds.  We encourage you to read the full text of the enclosed combined Proxy Statement/Prospectus (the “Proxy Statement/Prospectus”).

Q. 1.	What is this document and why are we sending it to you?

This document is a combined Proxy Statement for the Existing Funds and Prospectus for the New Funds.  You are receiving this document because you own shares of one or more Existing Funds as of September 24, 2018.  This Proxy Statement/Prospectus contains information the shareholders of the Existing Funds should know before voting on the proposal before them, as described below.  This Proxy Statement/Prospectus should be retained for future reference.

Q. 2.	What is being proposed?

Shareholders of each of the Existing Funds listed above are being asked to vote on the proposed Agreement and Plan of Reorganization (the “Reorganization Agreement”) whereby each Existing Fund will be reorganized into a corresponding New Fund, which is a newly-formed series of North Square Investments Trust (the “New Trust”), as follows (each, a “Reorganization,” and, collectively, the “Reorganizations”):

Existing Fund	New Fund
Oak Ridge Disciplined Growth Fund	North Square Oak Ridge Disciplined Growth Fund
Oak Ridge Dividend Growth Fund	North Square Oak Ridge Dividend Growth Fund
Oak Ridge Dynamic Small Cap Fund	North Square Dynamic Small Cap Fund
Oak Ridge Global Resources & Infrastructure Fund	North Square Global Resources & Infrastructure Fund
Oak Ridge International Small Cap Fund	North Square International Small Cap Fund
Oak Ridge Multi Strategy Fund	North Square Multi Strategy Fund
Oak Ridge Small Cap Growth Fund	North Square Oak Ridge Small Cap Growth Fund

More specifically, in each proposed Reorganization, an Existing Fund will transfer all of its assets to the corresponding New Fund in exchange solely for shares of the classes of the New Fund shown below, as applicable, and the assumption by the New Fund of all the liabilities of the Existing Fund:

Existing Fund Class	New Fund Class
Class A	Class A
Class C	Class C
Class I	Class I
Class K	Class K

Each New Fund will issue shares of each class of such New Fund that have an aggregate net asset value equal to the aggregate net asset value of the corresponding class of shares of the corresponding Existing Fund outstanding immediately before the Reorganization. Each shareholder of an Existing Fund at the time of the Reorganization will receive shares of the corresponding class or classes of shares of the corresponding New Fund with an aggregate net asset value equal to the aggregate net asset value of that shareholder’s investment in the Existing Fund immediately before the Reorganization. (The Existing Funds and the New Funds are referred to individually or collectively as a “Fund” or the “Funds.”) Please see “Additional Information About Each Reorganization—Terms of Each Reorganization” for more information.

Q. 3.	How will the Reorganizations work?

Subject to the approval of the shareholders of the respective Existing Fund, the Reorganization Agreement provides for: (i) the transfer of all of the assets of each Existing Fund to the corresponding New Fund in exchange solely for shares of the New Fund corresponding to an outstanding class of shares of the Existing Fund with an aggregate net asset value equal to the aggregate net asset value of that corresponding class of shares of the Existing Fund; (ii) the assumption by the New Fund of all the Existing Fund’s liabilities; (iii) the distribution of the shares the New Fund pro rata, on a class-by-class basis, to the shareholders of the Existing Fund; and (iv) the termination, dissolution and complete liquidation of the Existing Fund as soon as practicable after the closing.

Q. 4.	Why are the Reorganizations being proposed?

The purpose of the Reorganizations is to move each Existing Fund to the New Trust, a new fund family.

On August 13, 2018, Oak Ridge Investments, LLC (“ORI”), the current investment adviser to each Existing Fund, announced that it had entered into Asset Purchase and Fund Adoption Agreements with North Square Investments, LLC (“NSI”) for the sale of certain of the distribution- and asset management-related business assets of ORI, along with the transfer of over 20 employees from ORI to NSI, including several senior executives responsible for sales, marketing, operations and distribution activities (the “Acquisition”). As part of the transactions contemplated by the Acquisition, both ORI and NSI desire to reconstitute each Existing Fund, which are each a series of the Existing Trust, under the New Trust and, accordingly, transfer each Existing Fund’s portfolio to the corresponding New Fund. Each New Fund is a newly created series of the New Trust that is substantially similar to its corresponding Existing Fund and was created specifically for the purpose of acquiring the assets and liabilities of its corresponding Existing Fund.

ORI has recommended that each Existing Fund be reconstituted as a series of the New Trust. ORI has indicated that it views a transition of the Existing Funds to a proprietary, branded family of funds exclusively containing funds managed by NSI as important to a strategic plan that it believes will result in more customized growth and distribution support for the New Funds, thereby resulting in the potential for increased assets and decreased operating expenses over the long term. As a result of NSI’s focused growth strategy for its business, which includes partnering with investment teams and money managers specializing in niche asset classes, either through direct ownership or through strategic operating partnerships, such as sub-advisory relationships and fund adoptions, NSI expects to grow the Existing Funds and to expand the number of fund offerings it provides.

Therefore, upon the recommendation of ORI, the Board of Trustees of the Existing Trust (the “Existing Trust Board”) has approved the reorganization of each Existing Fund into a new series of the New Trust.

Q. 5.	How will the Reorganizations affect my investment?

Your investment will not be affected by the Reorganizations. Following the Reorganizations, you will be a shareholder of the applicable New Fund, which has an identical investment objective and substantially the same principal investment strategies as the corresponding Existing Fund and will continue to be managed by the same portfolio managers as the corresponding Existing Fund. The primary differences will be: (1) although in each case the portfolio management team providing day-to-day portfolio management services to the New Fund will be the same as the team providing services to the corresponding Existing Fund, NSI, and not ORI, will serve as investment adviser to each New Fund; (2) new service providers will provide custody, administrative, transfer agent, distribution and other general support services to the New Funds; (3) the New Funds will be series of the New Trust instead of the Existing Trust; and (4) the New Funds will be governed by a different board than the Existing Funds. The total net asset value of the shares of each class of a New Fund you receive will equal the total net asset value of the shares of the corresponding class of the corresponding Existing Fund that you hold at the time of the applicable Reorganization. The Reorganizations will not affect the value of your investment at the time of Reorganizations and your interest in an Existing Fund will not be diluted.

Q. 6.	Will there be any changes to the investment objectives, strategies, and policies of the Funds as a result of the Reorganizations?

No. The investment objectives, principal investment strategies, fundamental investment restrictions, non-fundamental investment restrictions and other investment policies of each Existing Fund and its corresponding New Fund are identical.

Q. 7.	Who will manage the New Funds following the Reorganizations?

If the Reorganizations are approved, each Existing Fund’s current investment adviser, ORI, will be replaced by NSI, which will serve as investment adviser to each New Fund. ORI will serve as the sub-adviser to those New Funds that correspond to the Existing Funds for which ORI acts as the sole investment adviser (Oak Ridge Small Cap Growth Fund, Oak Ridge Disciplined Growth Fund, Oak Ridge Multi Strategy Fund, Oak Ridge Dividend Growth Fund). Algert Global LLC (Oak Ridge International Small Cap Fund and Oak Ridge Dynamic Small Cap Fund) and Capital Innovations, LLC (Oak Ridge Global Resources & Infrastructure Fund), which currently serve as the sub-adviser to certain Existing Funds, will continue to serve as sub-adviser to the corresponding New Funds.  In summary, the investment advisers and sub-advisers to the Existing Funds and New Funds will be as follows:

Existing Fund	New Fund
Oak Ridge Disciplined Growth Fund Investment Adviser: ORI Sub-adviser: None	North Square Oak Ridge Disciplined Growth Fund Investment Adviser: NSI Sub-adviser: ORI
Oak Ridge Dividend Growth Fund Investment Adviser: ORI Sub-adviser: None	North Square Oak Ridge Dividend Growth Fund Investment Adviser: NSI Sub-adviser: ORI
Oak Ridge Dynamic Small Cap Fund Investment Adviser: ORI Sub-adviser: Algert Global LLC	North Square Dynamic Small Cap Fund Investment Adviser: NSI Sub-adviser: Algert Global LLC
Oak Ridge Global Resources & Infrastructure Fund Investment Adviser: ORI Sub-adviser: Capital Innovations, LLC	North Square Global Resources & Infrastructure Fund Investment Adviser: NSI Sub-adviser: Capital Innovations, LLC
Oak Ridge International Small Cap Fund Investment Adviser: ORI Sub-adviser: Algert Global LLC	North Square International Small Cap Fund Investment Adviser: NSI Sub-adviser: Algert Global LLC
Oak Ridge Multi Strategy Fund Investment Adviser: ORI Sub-adviser: None	North Square Multi Strategy Fund Investment Adviser: NSI Sub-adviser: ORI
Oak Ridge Small Cap Growth Fund Investment Adviser: ORI Sub-adviser: None	North Square Oak Ridge Small Cap Growth Fund Investment Adviser: NSI Sub-adviser: ORI

Accordingly, the Reorganizations are not expected to change the day-to-day portfolio management for each Existing Fund, and it is anticipated that the investment advisers and the portfolio managers who are primarily responsible for the day-to-day portfolio management of each Existing Fund will have the same responsibilities with respect to the corresponding New Fund following the Reorganizations. Also, the terms and conditions of the forms of investment advisory and sub-advisory agreements for the New Funds are materially the same as those of the agreements in place for the Existing Funds.

NSI and the New Trust have applied for an exemptive order from the U.S. Securities and Exchange Commission (the “SEC”) pursuant to which NSI would operate the New Funds under a “manager of managers” structure (the “Order”). If granted by the SEC, the Order would permit NSI to hire or replace a sub-adviser, and modify any existing or future sub-advisory agreement with a sub-adviser without obtaining shareholder approval (though a shareholder vote would still be required to replace NSI with another investment adviser). The Existing Funds do not have a similar exemptive order. Despite this structural difference, the Reorganizations are not expected to result in any changes to the investment advisers or portfolio managers who are responsible for day-to-day investment of the assets of the Funds.

Q. 8.	Will there be any changes to my fees and expenses as a result of the Reorganizations?

The Reorganizations will not result in an increase in the contractual advisory fee rates for the Existing Funds and are not expected to result in an increase in the total net operating expense ratios (excluding certain types of expenses described below) of the Existing Funds. While there are some differences expected in the total gross operating expense ratios for the New Funds as compared to the Existing Funds, NSI has contractually agreed to maintain each New Fund’s total net operating expense ratio (excluding certain types of expenses described below) at a level not greater than the current total net operating expense ratio (excluding the same types of expenses described below) of the corresponding Existing Fund for a period of at least two years from the closing date of each Reorganization for North Square Oak Ridge Small Cap Growth Fund and North Square Global Resources & Infrastructure Fund and until at least February 19, 2029 for North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Oak Ridge Disciplined Growth Fund. Therefore, following the Reorganizations, the Existing Fund shareholders will not experience an increase in fees and expenses with respect to their investment in a New Fund for at least two years (North Square Oak Ridge Small Cap Growth Fund and North Square Global Resources & Infrastructure Fund) or until at least February 19, 2029 (North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Oak Ridge Disciplined Growth Fund) (not including any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses).

Q. 9.	Will I have to pay any sales charge, contingent deferred sales charges or redemption/exchange fees in connection with a Reorganization?

No. You will not have to pay any front-end sales charges, contingent deferred sales charges (“CDSCs”) or redemption/exchange fees in connection with any Reorganization.

Q. 10.	How do the share purchase, redemption and exchange procedures of the New Funds compare to those of the Existing Funds?

The share purchase, redemption and exchange procedures of the New Funds will be substantially the same as those of the Existing Funds. For more information concerning the share purchase, redemption and exchange procedures of the Existing Funds and the New Funds, please see the section entitled “Comparison of Purchase and Redemption Procedures” below.

Q. 11.	Are there costs or tax consequences of the Reorganizations?

You will not pay any expenses or sales charges in connection with the Reorganizations. All costs relating to the Reorganizations will be borne by ORI and/or NSI.  Each Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended, for U.S. federal income tax purposes. Accordingly, it is expected that Existing Fund shareholders will not, and the Existing Funds generally will not, recognize any gain or loss as a direct result of the Reorganizations.

Q. 12.	If approved, when will the Reorganizations happen?

The Reorganizations will take place as soon as practicable following shareholder approval, and are expected to close in the first quarter of 2019.

Q. 13.	What happens if a Reorganization is not approved?

The Reorganization of each Existing Fund into the corresponding New Fund is conditioned upon receipt of shareholder approval of the Reorganizations relating to all of the other Existing Funds. Accordingly, if, for example, shareholders of one Existing Fund approve its Reorganization, but shareholders of a second Existing Fund do not approve that Existing Fund’s Reorganization, the Reorganization of the first Existing Fund may not take place as described in this Proxy Statement/Prospectus unless that condition is waived by the Existing Trust, New Trust, ORI and NSI. If shareholders of any Existing Fund fail to approve its Reorganization, the Existing Trust Board will consider what other actions, if any, may be appropriate.

Q. 14.	Who will benefit from the Reorganizations?

If the shareholders of an Existing Fund approve its Reorganization, NSI will replace ORI as investment adviser and NSI will receive investment advisory fees for serving as the investment adviser of the corresponding New Fund. ORI, Algert Global LLC and Capital Innovations, LLC will serve as sub-advisers to certain New Funds and provide the day-to-day portfolio management of those New Funds. ORI, Algert Global LLC and Capital Innovations, LLC will each receive fees for serving as an investment sub-adviser, which fees will be paid by NSI.

In addition, pursuant to the Asset Purchase and Fund Adoption Agreements entered into by ORI and NSI in connection with the Acquisition, ORI will receive certain payments from NSI following the Reorganizations, which will be made exclusively by NSI from its own resources and not by the New Funds or their shareholders.

Q. 15.	How does the Existing Trust Board recommend that I vote?

After careful consideration, the Existing Trust Board recommends that you vote FOR the Reorganization of your Existing Fund(s).  In approving the proposed Reorganizations, and recommending their approval by shareholders, the Existing Trust Board considered a number of factors which are discussed in greater detail in the enclosed Proxy Statement/Prospectus.

Q. 16	How do I vote?

You can vote in one of four ways: (1) by telephone (call the toll free number listed on your proxy card); (2) by Internet (log on to the Internet website listed on your proxy card); (3) by mail (using the enclosed postage prepaid envelope); or (4) in person at the shareholder meeting scheduled to occur at 12:00 PM Pacific Time on December 6, 2018, at the offices of offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740  on December 6, 2018 at 12:00 p.m. Pacific Time .

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail.

Q. 17.	Is my vote important?

Absolutely, your vote is extremely important no matter how many shares you own. While the Existing Trust Board has reviewed the proposed Reorganization of each Existing Fund and recommends that you approve it, these proposals cannot go forward without the approval of shareholders. Until sufficient votes have been obtained to approve or disapprove the proposed Reorganization, an Existing Fund will continue to contact shareholders asking them to vote.  We encourage you to read the enclosed Proxy Statement/Prospectus to obtain a more detailed understanding of the issues relating to each proposed Reorganization.

Q. 18.	Whom should I call if I have questions?

If you have questions about any of the proposals described in the Proxy Statement/Prospectus, please call the Existing Funds’ proxy solicitor, toll free at 1-800-690-6903. If you have any questions about voting procedures, please call the number listed on your proxy card.

NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

Investment Managers Series Trust
Oak Ridge Disciplined Growth Fund
Oak Ridge Dividend Growth Fund
Oak Ridge Dynamic Small Cap Fund
Oak Ridge Global Resources & Infrastructure Fund
Oak Ridge International Small Cap Fund
Oak Ridge Multi Strategy Fund
Oak Ridge Small Cap Growth Fund

(each, an “Existing Fund” and collectively, the “Existing Funds”)

A Joint Special Meeting of Shareholders (the “Meeting”) of each of the Existing Funds listed above will be held at 12:00 PM Pacific Time on December 6, 2018, at offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740 on December 6, 2018.  At the Meeting, shareholders will consider the following proposals with respect to their Existing Fund:

1.	Approval of the Reorganizations – Proposals 1-7

To approve an Agreement and Plan of Reorganization by and among Investment Managers Series Trust, on behalf of each Existing Fund, North Square Investments Trust, on behalf of the corresponding New Funds listed in the table below, Oak Ridge Investments, LLC (“ORI”), and North Square Investments, LLC (“NSI”), pursuant to which each Existing Fund will transfer all of its assets to the corresponding New Fund, in exchange solely for shares of each class of the New Fund corresponding to an outstanding class of shares of the Existing Fund with an aggregate net asset value equal to the aggregate net asset value of that corresponding class of shares of the Existing Fund, and the assumption by the New Fund of all of the liabilities of the Existing Fund (each, a “Reorganization”). Shares of each class of each New Fund will be distributed proportionately to shareholders of the corresponding class of the corresponding Existing Fund.

Shareholders of each Existing Fund will vote separately on the respective Reorganization. The Reorganization of each Existing Fund into the corresponding New Fund is conditioned upon receipt of shareholder approval of the Reorganizations relating to all of the other Existing Funds. Accordingly, if, for example, shareholders of one Existing Fund approve its Reorganization, but shareholders of a second Existing Fund do not approve that Existing Fund’s Reorganization, the Reorganization of the first Existing Fund may not take place as described in this Proxy Statement/Prospectus unless that condition is waived by the Existing Trust, New Trust, ORI and NSI.

Existing Fund	New Fund	Proposal #
Oak Ridge Disciplined Growth Fund	North Square Oak Ridge Disciplined Growth Fund	1
Oak Ridge Dividend Growth Fund	North Square Oak Ridge Dividend Growth Fund	2
Oak Ridge Dynamic Small Cap Fund	North Square Dynamic Small Cap Fund	3
Oak Ridge Global Resources & Infrastructure Fund	North Square Global Resources & Infrastructure Fund	4
Oak Ridge International Small Cap Fund	North Square International Small Cap Fund	5
Oak Ridge Multi Strategy Fund	North Square Multi Strategy Fund	6
Oak Ridge Small Cap Growth Fund	North Square Oak Ridge Small Cap Growth Fund	7

2.	Other Business

To vote upon any other business that may properly come before the Meeting or any adjournment(s) and/or postponement(s) thereof.

Please take the time to read the enclosed Proxy Statement/Prospectus. It discusses these proposals in more detail. If you were a shareholder as of the close of business on September 24, 2018, you may vote at the Meeting or at any adjournment(s) and/or postponement(s) of the Meeting. You are welcome to attend the Meeting in person. If you cannot attend in person, please vote by mail, telephone or Internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call the Existing Funds’ proxy solicitor at 1-800-690-6903. It is important that you vote. The Board of Trustees of each Existing Fund recommends that you vote FOR its Reorganization.

By order of the Board of Trustees,

Diane Drake, Secretary
Investment Managers Series Trust
October 23, 2018
2

COMBINED PROXY STATEMENT/PROSPECTUS

PROXY STATEMENT FOR:

Investment Managers Series Trust
Oak Ridge Disciplined Growth Fund
Oak Ridge Dividend Growth Fund
Oak Ridge Dynamic Small Cap Fund
Oak Ridge Global Resources & Infrastructure Fund
Oak Ridge International Small Cap Fund
Oak Ridge Multi Strategy Fund
Oak Ridge Small Cap Growth Fund

(each, an “Existing Fund” and collectively, the “Existing Funds”)

PROSPECTUS FOR:

North Square Investments Trust
North Square Oak Ridge Disciplined Growth Fund
North Square Oak Ridge Dividend Growth Fund
North Square Dynamic Small Cap Fund
North Square Global Resources & Infrastructure Fund
North Square International Small Cap Fund
North Square Multi Strategy Fund
North Square Oak Ridge Small Cap Growth Fund

(each, a “New Fund” and collectively, the “New Funds”)

Dated October 23, 2018

This document is a Proxy Statement for each Existing Fund listed above and a Prospectus for each New Fund listed above. The address and telephone number of each Existing Fund is 235 West Galena Street Milwaukee, Wisconsin 53212-3948 and 1-855-551-5521. The address of each New Fund is 10 South LaSalle Street, Suite 1925, Chicago, Illinois 60603. This combined Proxy Statement/Prospectus (the “Proxy Statement/Prospectus”) and the enclosed proxy card were first mailed to shareholders of each Existing Fund beginning on or about November 1, 2018. This Proxy Statement/Prospectus contains information you should know before voting on the following proposal with respect to your Existing Fund(s). You should retain this document for future reference. At the Meeting (defined below), shareholders will consider the following proposals with respect to their Existing Fund(s):

1.	Approval of the Reorganizations – Proposals 1-7

To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and among Investment Managers Series Trust (the “Existing Trust”), on behalf of each Existing Fund, North Square Investments Trust (the “New Trust”), on behalf of the corresponding New Funds listed in the table below, Oak Ridge Investments, LLC (“ORI”), and North Square Investments, LLC (“NSI” or the “Adviser”), pursuant to which each Existing Fund will transfer all of its assets to the corresponding New Fund, in exchange solely for shares of each class of the New Fund corresponding to an outstanding class of shares of the Existing Fund with an aggregate net asset value equal to the aggregate net asset value of that corresponding class of shares of the Existing Fund, and the assumption by the New Fund of all of the liabilities of the Existing Fund (each, a “Reorganization,” and, collectively, the “Reorganizations”). Shares of each class of each New Fund will be distributed proportionately to shareholders of the corresponding class of the corresponding Existing Fund.

Shareholders of each Existing Fund will vote separately on the respective Reorganization. The Reorganization of each Existing Fund into the corresponding New Fund is conditioned upon receipt of shareholder approval of the Reorganizations relating to all of the other Existing Funds. Accordingly, if, for example, shareholders of one Existing Fund approve its Reorganization, but shareholders of a second Existing Fund do not approve that Existing Fund’s Reorganization, the Reorganization of the first Existing Fund may not take place as described in this Proxy Statement/Prospectus unless that condition is waived by the Existing Trust, New Trust, ORI and NSI.
1

Existing Fund	New Fund	Proposal #
Oak Ridge Disciplined Growth Fund	North Square Oak Ridge Disciplined Growth Fund	1
Oak Ridge Dividend Growth Fund	North Square Oak Ridge Dividend Growth Fund	2
Oak Ridge Dynamic Small Cap Fund	North Square Dynamic Small Cap Fund	3
Oak Ridge Global Resources & Infrastructure Fund	North Square Global Resources & Infrastructure Fund	4
Oak Ridge International Small Cap Fund	North Square International Small Cap Fund	5
Oak Ridge Multi Strategy Fund	North Square Multi Strategy Fund	6
Oak Ridge Small Cap Growth Fund	North Square Oak Ridge Small Cap Growth Fund	7

2.	Other Business

To vote upon any other business that may properly come before the Meeting or any adjournment(s) and/or postponement(s) thereof.

The proposals will be considered by record shareholders of the Existing Funds on September 24, 2018, at a Joint Special Meeting of Shareholders (the “Meeting”) that will be held at 12:00 PM Pacific Time on December 6, 2018, at the offices of Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, CA 91740 on December 6, 2018, and at any adjournment(s) and/or postponement(s) of the Meeting.  Each Existing Fund is a series of the Existing Trust, an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) and organized as a Delaware statutory trust. Each New Fund is a newly created series of the New Trust, also an open-end management investment company registered with the SEC and organized as a Delaware statutory trust.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement/Prospectus by reference (meaning that they are legally considered a part of this Proxy Statement/Prospectus): the Statement of Additional Information of the New Funds relating to the Reorganizations, dated October 23, 2018; the Prospectuses of the Existing Funds (File No. 333-122901), dated October 1, 2018 (with respect to each Fund other than the Oak Ridge Global Resources & Infrastructure Fund) and August 1, 2018 (with respect to the Oak Ridge Global Resources & Infrastructure Fund), as may be amended, supplemented or restated; the Statements of Additional Information of the Existing Funds (File No. 333-122901), dated October 1, 2018 (with respect to each Fund other than the Oak Ridge Global Resources & Infrastructure Fund) and August 1, 2018 (with respect to the Oak Ridge Global Resources & Infrastructure Fund), as may be amended, supplemented or restated; and the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of the Existing Funds, dated May 31, 2018 (with respect to each Fund other than the Oak Ridge Global Resources & Infrastructure Fund) and March 31, 2018 (with respect to the Oak Ridge Global Resources & Infrastructure Fund) (File No. 333-122901).

Each Existing Fund has previously sent its Prospectus and Annual Report to its shareholders. For a free copy of any of the documents listed above and/or to ask questions about this Proxy Statement/Prospectus, please call the Existing Funds’ proxy solicitor at 1-800-690-6903.  Because each New Fund has not yet commenced operations as of the date of this Proxy Statement/Prospectus, no annual or semi-annual report is available for the New Funds at this time.

Each of the Existing Funds and New Funds (referred to individually or collectively as a “Fund” or the “Funds”) is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.
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Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

THE SECURITIES AND EXCHANGE COMMISSION AND THE COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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SECTION A – REORGANIZATION PROPOSALS

SUMMARY

The following is a summary of the proposed Reorganizations. More complete information appears further in this Proxy Statement/Prospectus. You should read the entire Proxy Statement/Prospectus and the exhibits because they contain important information that is not included in this summary.

THE PROPOSED REORGANIZATIONS

This Proxy Statement/Prospectus is soliciting shareholders of each Existing Fund as of September 24, 2018, (the “Record Date”) to approve the Reorganization Agreement, whereby each Existing Fund, a series of the Existing Trust, will be reorganized into a corresponding New Fund, a newly-formed series of the New Trust with an identical investment objective, principal investment strategies, fundamental investment restrictions, non-fundamental investment restrictions and other investment policies as the Existing Fund.  With respect to each Reorganization, the Reorganization Agreement provides for:

•
the transfer of all the assets of the applicable Existing Fund to the corresponding New Fund in exchange solely for shares of the New Fund (with respect to each Reorganization, the “Acquisition Shares”) and the assumption by the New Fund of all of the liabilities of the Existing Fund; and

•	the distribution of the Acquisition Shares of the New Fund to the shareholders of the Existing Fund in exchange for their shares in the Existing Fund and in complete termination of the Existing Fund.

Each New Fund will issue Acquisition Shares that have an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding Existing Fund outstanding immediately before the Reorganization and the Existing Fund will then distribute the Acquisition Shares to its shareholders in exchange for their shares of the Existing Fund. The aggregate net asset value of each class of Acquisition Shares that each Existing Fund shareholder will receive in the Reorganization will be equal to the aggregate net asset value of the corresponding class of shares of the Existing Fund held by such shareholder immediately prior to the Reorganization. As a result of each Reorganization, each shareholder invested in shares of the applicable Existing Fund will become an owner of shares of the corresponding New Fund, as set forth below:

Existing Fund	New Fund
Oak Ridge Disciplined Growth Fund	North Square Oak Ridge Disciplined Growth Fund
Oak Ridge Dividend Growth Fund	North Square Oak Ridge Dividend Growth Fund
Oak Ridge Dynamic Small Cap Fund	North Square Dynamic Small Cap Fund
Oak Ridge Global Resources & Infrastructure Fund	North Square Global Resources & Infrastructure Fund
Oak Ridge International Small Cap Fund	North Square International Small Cap Fund
Oak Ridge Multi Strategy Fund	North Square Multi Strategy Fund
Oak Ridge Small Cap Growth Fund	North Square Oak Ridge Small Cap Growth Fund

Approval of the Reorganization Agreement will constitute approval of the above-described transfer of assets and assumption of liabilities, distribution of shares and termination of each Existing Fund. Subject to shareholder approval, each Reorganization is expected to close in the first quarter of 2019, or on such later date as agreed upon in accordance with the Reorganization Agreement (the “Closing Date”). The Reorganization of each Existing Fund into the corresponding New Fund is conditioned upon receipt of shareholder approval of the Reorganizations relating to all of the other Existing Funds. Accordingly, if, for example, shareholders of one Existing Fund approve its Reorganization, but shareholders of a second Existing Fund do not approve that Existing Fund’s Reorganization, the Reorganization of the first Existing Fund may not take place as described in this Proxy Statement/Prospectus unless that condition is waived by the Existing Trust, New Trust, ORI and NSI.

You will not pay any sales charge in connection with the receipt or distribution of Acquisition Shares. The direct costs associated with the Reorganizations will be borne by ORI and/or NSI and not by the shareholders of the Funds. No shareholder of any Existing Fund will pay any sales charge or commission to the Existing Fund, New Fund or any of their affiliates in connection with the Reorganization.
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REASONS FOR THE PROPOSED REORGANIZATIONS

Based on the recommendation and request of ORI, the investment adviser for each Existing Fund, as described further below, the Existing Trust Board has called the Meeting to ask shareholders of each Fund to consider and vote on the proposed respective Reorganization. The Existing Trust Board (including a majority of the independent trustees, meaning those trustees who are not “interested persons” of the Existing Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) believes that each Reorganization is in the best interests of the applicable Existing Fund and its shareholders. The Existing Trust Board considered and approved the Plan for each Reorganization at a meeting held on September 4, 2018, subject to the approval of the applicable Existing Fund’s shareholders.

On August 13, 2018, ORI announced that it had entered into Asset Purchase and Fund Adoption Agreements with NSI for the sale of certain of the distribution- and asset management-related business assets of ORI, along with the transfer of over 20 employees from ORI to NSI, including several senior executives responsible for sales, marketing, operations and distribution activities (the “Acquisition”). As part of the transactions contemplated by the Acquisition, both ORI and NSI desire to reconstitute each Existing Fund, which are each a series of the Existing Trust, under the New Trust and, accordingly, transfer each Existing Fund’s portfolio to the corresponding New Fund. Each New Fund is a newly created series of the New Trust that is substantially similar to its corresponding Existing Fund and was created specifically for the purpose of acquiring the assets and liabilities of the corresponding Existing Fund.

The Existing Trust is a multiple series trust that offers a number of portfolios managed by separate investment advisers and/or sub-advisers.  As of September 30, 2018, the Existing Trust consisted of 68 portfolios representing approximately $15.5 billion in assets, managed by 38 advisers and sub-advisers. The New Trust is a newly registered investment company sponsored and managed by NSI. The Existing Trust is not affiliated with the New Trust or NSI.  The Existing Trust and the New Trust have different Boards of Trustees. Custody, administration, accounting, transfer agency, distribution and certain compliance services (“Third Party Service Arrangements”) would be provided to the New Trust by U.S. Bancorp Fund Services, LLC (“USBFS”) (fund administration, transfer agency, fund accounting and dividend distribution), U.S. Bank, N.A. (“USB”) (custody) and Compass Distributors, LLC (distribution). Third Party Service Arrangements are provided to the Existing Trust by Mutual Fund Administration, LLC (“MFAC”) (co-administration), UMB Fund Services, Inc. (“UMBFS”) (co-administration, fund accounting and transfer agency), UMB Bank, n.a. (“UMB”) (custody), and IMST Distributors, LLC (distribution).  Each of Compass Distributors, LLC and IMST Distributors, LLC is a wholly-owned subsidiary of Foreside Distributors, LLC.

ORI has recommended that each Existing Fund be reconstituted as a series of the New Trust. ORI has indicated that it views a transition of the Existing Funds to a proprietary, branded family of funds exclusively containing funds managed by NSI as important to a strategic plan that it believes will result in more customized growth and distribution support for the New Funds, thereby resulting in the potential for increased assets and decreased operating expenses over the long term. As a result of NSI’s focused growth strategy for its business, which includes partnering with investment teams and money managers specializing in niche asset classes, either through direct ownership or through strategic operating partnerships, such as sub-advisory relationships and fund adoptions, NSI expects to grow the Existing Funds and to expand the number of fund offerings it provides.

The Existing Trust Board, including a majority of the Trustees who are not interested persons of the Existing Funds, believes that each Reorganization is in the best interests of the applicable Existing Fund and its shareholders, the terms of each Reorganization are fair and reasonable, and the interests of the existing shareholders of each Existing Fund will not be diluted as a result of the proposed Reorganization. In approving the Plan for each Reorganization, the Existing Trust Board considered, among other things, that: (1) the Reorganization was recommended and requested by ORI, and ORI’s belief that a transition of the Existing Funds to a proprietary, branded family of funds exclusively containing funds managed by NSI will result in more customized growth and distribution support for the New Funds, thereby resulting in the potential for increased assets and decreased operating expenses over the long term; (2) the investment objective, principal investment strategies, policies and risks of each Existing Fund are the same or substantially the same as those of the corresponding New Fund; (3) the same portfolio managers will continue to provide the day-to-day management of each New Fund’s portfolio; (4) the investment advisory fee rate for each New Fund is the same as the advisory fee rate of the corresponding Existing Fund as of the most recent fiscal year end; (5) NSI has contractually agreed to maintain the same expense limitation arrangement for each New Fund that is currently in place for the corresponding Existing Fund, so that the net fees and expenses of each Acquiring Fund are the same as the current fee and expense cap levels of the corresponding Existing Fund for a period of at least two years from the Closing Date of the corresponding Reorganization for North Square Oak Ridge Small Cap Growth Fund and North Square Global Resources & Infrastructure Fund and until at least February 19, 2029 for North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Oak Ridge Disciplined Growth Fund; (6) none of the Existing Funds will bear the cost of the applicable Reorganization; and (7) each Reorganization is expected to be a tax-free transaction because it would constitute a reorganization within the meaning of Section 368(a) of the Code.
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TAX CONSEQUENCES OF THE PROPOSED REORGANIZATIONS

Each Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), for U.S. federal income tax purposes and will not take place unless the applicable Existing Fund and the corresponding New Fund receive a satisfactory opinion of tax counsel substantially to such effect, as described in more detail in the section entitled “Tax Status of the Reorganizations.” Accordingly, it is expected that the Existing Funds and their shareholders generally will not recognize any gain or loss for U.S. federal income tax purposes as a direct result of the Reorganizations.

At any time prior to a Reorganization, a shareholder of the applicable Existing Fund may redeem its shares of such Existing Fund. Any such redemption would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. If a shareholder holds Existing Fund shares in a tax-deferred account, distributions and redemption proceeds with respect to those shares will not be taxable to the shareholder if those amounts remain in the tax-deferred account.

An Existing Fund shareholder’s aggregate tax basis in the Acquisition Shares is expected to carry over from the shareholder’s corresponding Existing Fund shares, and, in general, the Existing Fund shareholder’s holding period in the Acquisition Shares is expected to include the shareholder’s holding period in the corresponding Existing Fund shares.

For more information about the U.S. federal income tax consequences of the Reorganizations, see the section entitled “Tax Status of the Reorganizations.”

COMPARISON OF MANAGEMENT AND ORGANIZATION

ORI serves as investment adviser to each Existing Fund. If the Reorganizations are approved:

1.	ORI will be replaced by NSI, which will serve as investment adviser to each New Fund.
2.
ORI will serve as the sub-adviser to the following New Funds, which correspond to the Existing Funds for which ORI acts as the sole investment adviser: North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund. Algert Global LLC (“Algert Global”), which serves as a sub-adviser to two Existing Funds (Oak Ridge Dynamic Small Cap Fund and Oak Ridge International Small Cap Fund), will continue to serve as a sub-adviser to the corresponding New Funds (North Square Dynamic Small Cap Fund and North Square International Small Cap Fund).

3.
Capital Innovations, LLC (“Capital Innovations” and together with Algert Global, the “Sub-Advisers”), which serves as sub-adviser to one Existing Fund (Oak Ridge Global Resources & Infrastructure Fund), will continue to serve as sub-adviser to the corresponding New Fund (North Square Global Resources & Infrastructure Fund).

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In summary, the investment advisers and sub-advisers to the Existing Funds and New Funds will be as follows:

Existing Fund	New Fund
Oak Ridge Disciplined Growth Fund Investment Adviser: ORI Sub-adviser: None	North Square Oak Ridge Disciplined Growth Fund Investment Adviser: NSI Sub-adviser: ORI
Oak Ridge Dividend Growth Fund Investment Adviser: ORI Sub-adviser: None	North Square Oak Ridge Dividend Growth Fund Investment Adviser: NSI Sub-adviser: ORI
Oak Ridge Dynamic Small Cap Fund Investment Adviser: ORI Sub-adviser: Algert Global LLC	North Square Dynamic Small Cap Fund Investment Adviser: NSI Sub-adviser: Algert Global LLC
Oak Ridge Global Resources & Infrastructure Fund Investment Adviser: ORI Sub-adviser: Capital Innovations, LLC	North Square Global Resources & Infrastructure Fund Investment Adviser: NSI Sub-adviser: Capital Innovations, LLC
Oak Ridge International Small Cap Fund Investment Adviser: ORI Sub-adviser: Algert Global LLC	North Square International Small Cap Fund Investment Adviser: NSI Sub-adviser: Algert Global LLC
Oak Ridge Multi Strategy Fund Investment Adviser: ORI Sub-adviser: None	North Square Multi Strategy Fund Investment Adviser: NSI Sub-adviser: ORI
Oak Ridge Small Cap Growth Fund Investment Adviser: ORI Sub-adviser: None	North Square Oak Ridge Small Cap Growth Fund Investment Adviser: NSI Sub-adviser: ORI

Although NSI will replace ORI as primary investment adviser to each Existing Fund, with ORI assuming a sub-adviser role for certain Existing Funds, the Reorganizations are not expected to change the manner in which any Existing Fund is managed. Specifically, the investment advisers and the portfolio managers who are primarily responsible for the day-to-day portfolio management of each Existing Fund are expected to have the same responsibilities for the corresponding New Fund following the Reorganizations. Moreover, it is expected that the Reorganizations will not result in any reduction in the level or quality of advisory services that the shareholders of the New Funds will receive compared to the advisory services they currently receive as shareholders of the Existing Funds. In this regard, the terms and conditions of the forms of investment advisory and sub-advisory agreements for the New Funds are materially the same as those of the agreements in place for the Existing Funds.

NSI and the New Trust have applied for an exemptive order from the SEC for the New Funds pursuant to which NSI would operate the New Funds under a “manager of managers” structure (the “Order”). If granted by the SEC, the Order would permit North Square, subject to the approval of the Board of Trustees of the New Trust (the “New Trust Board”), to hire or replace sub-advisers that are not affiliated with NSI and certain sub-advisers that may be affiliated with NSI, and modify any existing or future sub-advisory agreement with such sub-advisers without obtaining shareholder approval (though shareholder approval would still be required to replace NSI as investment adviser or to materially amend its advisory agreement). The Existing Funds do not have such an exemptive order. Currently, the Existing Trust Board may terminate the investment adviser or sub-adviser to an Existing Fund without shareholder approval, but the Existing Trust Board may not replace or engage an investment adviser or sub-adviser or materially amend a sub-advisory agreement without shareholder approval. The sole initial shareholder of each New Fund will have approved the operation of the New Fund under any manager of managers structure prior to the Closing, and Existing Fund shareholders, including in their ultimate capacities as shareholders of a New Fund, are not being asked to vote on this matter. Please see “Manager of Managers Structure—New Funds” below for more information.

Each Existing Fund is a separate series of the Existing Trust, which is an open-end management investment company organized as a Delaware statutory trust.  Each New Fund is a separate series of the New Trust, which is also an open-end management investment company organized as a Delaware statutory trust. The Existing Trust’s operations are governed by its Agreement and Declaration of Trust (as amended and supplemented), By-Laws (as amended and supplemented) and applicable state law. The New Trust’s operations are governed by its Agreement and Declaration of Trust, By-Laws and applicable state law.  The organizational documents of the Existing Trust and the New Trust, each a Delaware statutory trust, govern, among other things, shareholder voting rights, conversion rights, transferability, the powers of trustees and other related governance matters. Please see Exhibit B to this Proxy Statement/Prospectus for a comparison of the organizational documents of the Existing Trust and the New Trust. Please also see Exhibit B to this Proxy Statement/Prospectus for information regarding comparing the rights of shareholders of the Existing Funds and those of shareholders of the New Funds.
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The Reorganizations will result in a change in the board of trustees governing the business and affairs of the Funds because the New Trust Board is different from the Existing Trust Board. The Existing Trust Board has five trustees, one of whom is an “interested person” of the Existing Trust as that term is defined under the 1940 Act. For more information, refer to the Statements of Additional Information for the Existing Funds dated October 1, 2018 (with respect to each Fund other than the Oak Ridge Global Resources & Infrastructure Fund) and August 1, 2018 (with respect to the Oak Ridge Global Resources & Infrastructure Fund), which are incorporated by reference into this Proxy Statement/Prospectus. The New Trust Board has four trustees, one of whom is an “interested person” of the New Trust as that term is defined under the 1940 Act. For more information, refer to the Statement of Additional Information of the New Funds relating to the Reorganizations, dated October 23, 2018, which is incorporated by reference into this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.  Annual fund operating expense ratios are based on expenses incurred during the most recently completed fiscal year for each Existing Fund, and are expressed as a percentage of average net assets during the period. Only pro forma information is provided for each New Fund because each New Fund will not commence operations until the applicable Reorganization is completed, and the pro forma information is based on the average net assets of the corresponding Existing Fund for its most recently completed fiscal year. The Funds have contractual fee waiver and/or expense reimbursement arrangements (the “Expense Caps”), as described below. Sales charges, including front-end sales charges and CDSCs, applicable to the Class A shares of each New Fund will be waived for Class A shares received in connection with the applicable Reorganization and for any subsequent purchases after the Reorganization of Class A shares by Existing Fund shareholders who receive Class A shares of the New Fund in the Reorganization.

With respect to each New Fund, NSI has contractually agreed to maintain the New Fund’s total net operating expense ratio (excluding certain types of expenses described below) at a level not greater than the current total net operating expense ratio (excluding the same types of expenses described below) of the corresponding Existing Fund for a period of at least two years from the Closing Date for North Square Oak Ridge Small Cap Growth Fund and North Square Global Resources & Infrastructure Fund and until at least February 19, 2029 for North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Oak Ridge Disciplined Growth Fund. Therefore, following the Reorganizations, the Existing Fund shareholders will not experience an increase in fees and expenses with respect to their investment in the corresponding New Fund for at least two years (North Square Oak Ridge Small Cap Growth Fund and North Square Global Resources & Infrastructure Fund) or until at least February 19, 2029 (North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Oak Ridge Disciplined Growth Fund) (not including any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses). Following the expiration of the Expense Cap after the periods noted above, it is possible that the total annual fund operating expenses of certain share classes of a New Fund may be higher than the current total annual fund operating expenses of the corresponding share class of its Existing Fund, based in part on the asset size of the New Fund at that time, if the Expense Cap is not extended by NSI.

Proposal 1. Reorganization of Oak Ridge Disciplined Growth Fund into North Square Oak Ridge Disciplined Growth Fund

Current (Existing Fund) and Pro Forma (New Fund) Fees and Expenses
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	Oak Ridge Disciplined Growth Fund (Existing Fund)		North Square Oak Ridge Disciplined Growth Fund (New Fund)
	Class A	Class I	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	5.75%	None	5.75%	None
Maximum deferred sales charge (load)	1.00%(1)	None	1.00%(1)	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None
Wire Fee	$20	$20	$20	$20
Overnight check delivery fee	$25	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and service (Rule 12b-1) fees	0.25%	None	0.25%	None
Other expenses	1.29%	1.29%	0.92%	0.92%
Shareholder servicing fee	0.06%	0.06%	0.06%	0.06%
All other expenses	1.23%	1.23%	0.86%	0.86%
Total annual fund operating expenses	2.24%	1.99%	1.87%	1.62%
Fee waiver and/or expense reimbursement	(1.04)%	(1.04)%	(0.67)%	(0.67)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.20% (2)	0.95% (2)	1.20%(3)	0.95%(3)
(1)
No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

(2)
ORI, the Existing Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for operating expenses of the Existing Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the average daily net assets of the Existing Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2028, and it may be terminated before that date only by the Existing Trust Board. ORI is permitted to seek reimbursement from the Existing Fund, subject to certain limitations, of fees waived or payments made to the Existing Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Existing Fund if the reimbursement will not cause the Existing Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

(3)
NSI, the New Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the New Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the average daily net assets of the New Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 19, 2029, and it may be terminated before that date only by the New Trust Board. NSI is permitted to seek reimbursement from the New Fund, subject to certain limitations, of fees waived, or payments made or expenses reimbursed to the New Fund for a period ending three full years after the date of the waiver, or payment or reimbursement. This reimbursement may be requested from the New Fund if the reimbursement will not cause the New Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, or payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both for the Existing Fund and for the New Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the periods they contractually are in effect) and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, these examples show what your costs would be based on these assumptions.
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	1 Year		3 Years		5 Years		10 Years
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Oak Ridge Disciplined Growth Fund (Current) (Existing Fund)	$690	$97	$934	$303	$1,197	$525	$1,946	$1,166
North Square Oak Ridge Disciplined Growth Fund (Pro Forma) (New Fund)	$690	$97	$934	$303	$1,197	$525	$1,946	$1,166

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. No portfolio turnover information is included here for the New Fund because the New Fund has not yet commenced investment operations. During the most recent fiscal year, the Existing Fund’s portfolio turnover rate was 74% of the average value of the Existing Fund’s portfolio.

Proposal 2. Reorganization of Oak Ridge Dividend Growth Fund into North Square Oak Ridge Dividend Growth Fund

Current (Existing Fund) and Pro Forma (New Fund) Fees and Expenses

	Oak Ridge Dividend Growth Fund (Existing Fund)		North Square Oak Ridge Dividend Growth Fund (New Fund)
	Class A	Class I	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	5.75%	None	5.75%	None
Maximum deferred sales charge (load)	1.00%(1)	None	1.00%(1)	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None
Wire Fee	$20	$20	$20	$20
Overnight check delivery fee	$25	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution and service (Rule 12b-1) fees	0.25%	None	0.25%	None
Other expenses	2.18%	2.18%	1.41%	1.41%
Shareholder servicing fee	0.06%	0.06%	0.06%	0.06%
All other expenses	2.12%	2.12%	1.35%	1.35%
Total annual fund operating expenses	3.18%	2.93%	2.41%	2.16%
Fee waiver and/or expense reimbursement	(1.93)%	(1.93)%	(1.16)%	(1.16)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.25% (2)	1.00%(2)	1.25%(3)	1.00%(3)
(1)
No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

(2)
ORI, the Existing Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for operating expenses of the Existing Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Existing Fund’s Class A and Class I shares, respectively. This agreement is in effect until Septermber 30, 2028, and it may be terminated before that date only by the Existing Trust Board. ORI is permitted to seek reimbursement from the Existing Fund, subject to certain limitations, of fees waived or payments made to the Existing Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Existing Fund if the reimbursement will not cause the Existing Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

(3)
NSI, the New Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the New Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until February 19, 2029, and it may be terminated before that date only by the New Trust Board. NSI is permitted to seek reimbursement from the New Fund, subject to certain limitations, of fees waived, or payments made or expenses reimbursed to the New Fund for a period ending three full years after the date of the waiver, or payment or reimbursement.  This reimbursement may be requested by the New Fund if the reimbursement will not cause the New Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, or payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.

Table of Contents -  Prospectus

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both for the Existing Fund and for the New Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the periods they contractually are in effect) and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, these examples show what your costs would be based on these assumptions.

	1 Year		3 Years		5 Years		10 Years
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Oak Ridge Dividend Growth Fund (Current) (Existing Fund)	$695	$102	$949	$318	$1,222	$552	$1,999	$1,225
North Square Oak Ridge Dividend Growth Fund (Pro Forma) (New Fund)	$695	$102	$949	$318	$1,222	$552	$1,999	$1,225

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. No portfolio turnover information is included here for the New Fund because the New Fund has not yet commenced investment operations. During the most recent fiscal year, the Existing Fund’s portfolio turnover rate was 30% of the average value of the Existing Fund’s portfolio.

Proposal 3. Reorganization of Oak Ridge Dynamic Small Cap Fund into North Square Dynamic Small Cap Fund

Current (Existing Fund) and Pro Forma (New Fund) Fees and Expenses

	Oak Ridge Dynamic Small Cap Fund (Existing Fund)		North Square Dynamic Small Cap Fund (New Fund)
	Class A	Class I	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	5.75%	None	5.75%	None
Maximum deferred sales charge (load)	1.00%(1)	None	1.00%(1)	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None
Wire Fee	$20	$20	$20	$20
Overnight check delivery fee	$25	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution and service (Rule 12b-1) fees	0.25%	None	0.25%	None
Other expenses	0.99%	0.99%	0.71%	0.71%
Shareholder servicing fee	0.06%	0.06%	0.06%	0.06%
All other expenses	0.93%	0.93%	0.65%	0.65%
Total annual fund operating expenses	2.14%	1.89%	1.86%	1.61%
Fee waiver and/or expense reimbursement	(0.74)%	(0.74)%	(0.46)%	(0.46)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.40(2)	1.15(2)	1.40(3)	1.15(3)
(1)
No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

(2)
ORI, the Existing Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for operating expenses of the Existing Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Existing Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2028, and it may be terminated before that date only by the Existing Trust Board. ORI is permitted to seek reimbursement from the Existing Fund, subject to certain limitations, of fees waived or payments made to the Existing Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Existing Fund if the reimbursement will not cause the Existing Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

(3)
NSI, the New Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the New Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 19, 2029, and it may be terminated before that date only by the New Trust Board. NSI is permitted to seek reimbursement from the New Fund, subject to certain limitations, of fees waived, or payments made or expenses reimbursed to the New Fund for a period ending three full years after the date of the waiver, or payment or reimbursement. This reimbursement may be requested from the New Fund if the reimbursement will not cause the New Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, or payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both for the Existing Fund and for the New Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the periods they contractually are in effect) and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, these examples show what your costs would be based on these assumptions.

	1 Year		3 Years		5 Years		10 Years
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Oak Ridge Dynamic Small Cap Fund (Current) (Existing Fund)	$709	$117	$993	$365	$1,297	$633	$2,158	$1,398
North Square Dynamic Small Cap Fund (Pro Forma) (New Fund)	$709	$117	$993	$365	$1,297	$633	$2,158	$1,398

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. No portfolio turnover information is included here for the New Fund because the New Fund has not yet commenced investment operations. During the most recent fiscal year, the Existing Fund’s portfolio turnover rate was 170% of the average value of the Existing Fund’s portfolio.
Table of Contents -  Prospectus

Proposal 4. Reorganization of Oak Ridge Global Resources & Infrastructure Fund into North Square Global Resources & Infrastructure Fund

Current (Existing Fund) and Pro Forma (New Fund) Fees and Expenses

	Oak Ridge Global Resource & Infrastructure Fund (Existing Fund)		North Square Global Resource & Infrastructure Fund (New Fund)
	Class A	Class I	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	5.75%	None	5.75%	None
Maximum deferred sales charge (load)	1.00%(1)	None	1.00%(1)	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None
Wire Fee	$20	$20	$20	$20
Overnight check delivery fee	$25	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%	1.00%
Distribution and service (Rule 12b-1) fees	0.25%	None	0.25%	None
Other expenses	1.43%	1.43%	1.04%	1.04%
Shareholder servicing fee	0.08%	0.08%	0.08%	0.08%
All other expenses	1.35%	1.35%	0.96%	0.96%
Total annual fund operating expenses	2.68%	2.43%	2.29%	2.0%
Fee waiver and/or expense reimbursement	(1.28)%	(1.28)%	(0.89)%	(0.89)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.40%(2)	1.15%(2)	1.40%(3)	1.15%(3)
(1)
No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase .

(2)
ORI, the Existing Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for operating expenses of the Existing Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Existing Fund’s Class A and Class I shares, respectively. This agreement is in effect until July 31, 2019, and it may be terminated before that date only by the Existing Trust Board. ORI is permitted to seek reimbursement from the Existing Fund, subject to certain limitations, of fees waived or payments made to the Existing Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Existing Fund if the reimbursement will not cause the Existing Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

(3)
NSI, the New Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the New Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the New Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 19, 2021, and it may be terminated before that date only by the New Trust Board. NSI is permitted to seek reimbursement from the New Fund, subject to certain limitations, of fees waived, or payments made or expenses reimbursed to the New Fund for a period ending three full years after the date of the waiver, or payment or reimbursement. This reimbursement may be requested from the New Fund if the reimbursement will not cause the New Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, or payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.

Table of Contents -  Prospectus

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both for the Existing Fund and for the New Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the periods they contractually are in effect) and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, these examples show what your costs would be based on these assumptions.
Table of Contents -  Prospectus

	1 Year		3 Years		5 Years		10 Years
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Oak Ridge Global Resource & Infrastructure Fund (Current) (Existing Fund)	$709	$117	$1,123	$504	$1,690	$1,056	$3,229	$2,564
North Square Global Resource & Infrastructure Fund (Pro Forma) (New Fund)	$709	$117	$1,083	$462	$1,572	$924	$2,915	$2,221

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. No portfolio turnover information is included here for the New Fund because the New Fund has not yet commenced investment operations. During the most recent fiscal year, the Existing Fund’s portfolio turnover rate was 59% of the average value of the Existing Fund’s portfolio.

Proposal 5. Reorganization of Oak Ridge International Small Cap Fund into North Square International Small Cap Fund

Current (Existing Fund) and Pro Forma (New Fund) Fees and Expenses

	Oak Ridge International Small Cap Fund (Existing Fund)		North Square International Small Cap Fund (New Fund)
	Class A	Class I	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	5.75%	None	5.75%	None
Maximum deferred sales charge (load)	1.00%(1)	None	1.00%(1)	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None
Wire Fee	$20	$20	$20	$20
Overnight check delivery fee	$25	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	1.00%	1.00%	1.00%	1.00%
Distribution and service (Rule 12b-1) fees	0.25%	None	0.25%	None
Other expenses	0.53%	0.53%	0.42%	0.42%
Shareholder servicing fee	0.04%	0.04%	0.04%	0.04%
All other expenses	0.49%	0.49%	0.38%	0.38%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses(2)	1.79%	1.54%	1.68%	1.43%
Fee waiver and/or expense reimbursement	(0.28)%	(0.28)%	(0.17)%	(0.17)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.51%(3)	1.26%(3)	1.51%(4)	1.26%(4)
(1)
No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

(2)
The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

(3)
ORI, the Existing Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for operating expenses of the Existing Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the Existing Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2028, and it may be terminated before that date only by the Existing Trust Board. ORI is permitted to seek reimbursement from the Existing Fund, subject to certain limitations, of fees waived or payments made to the Existing Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Existing Fund if the reimbursement will not cause the Existing Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

(4)
NSI, the New Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the New Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of the New Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 19, 2029, and it may be terminated before that date only by the New Trust Board. NSI is permitted to seek reimbursement from the New Fund, subject to certain limitations, of fees waived, or payments made or expenses reimbursed to the Fund for a period ending three full years after the date of the waiver, or payment or reimbursement. This reimbursement may be requested from the New Fund if the reimbursement will not cause the New Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, or payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.

Table of Contents -  Prospectus

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both for the Existing Fund and for the New Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the periods they contractually are in effect) and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, these examples show what your costs would be based on these assumptions.

	1 Year		3 Years		5 Years		10 Years
	Class A	Class I	Class A	Class I	Class A	Class I	Class A	Class I
Oak Ridge International Small Cap Fund (Current) (Existing Fund)	$720	$128	$1,025	$400	$1,351	$692	$2,273	$1,523
North Square International Small Cap Fund (Pro Forma) (New Fund)	$720	$128	$1,025	$400	$1,351	$692	$2,273	$1,523

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. No portfolio turnover information is included here for the New Fund because the New Fund has not yet commenced investment operations. During the most recent fiscal year, the Existing Fund’s portfolio turnover rate was 234% of the average value of the Existing Fund’s portfolio.

Proposal 6. Reorganization of Oak Ridge Multi Strategy Fund into North Square Multi Strategy Fund

Current (Existing Fund) and Pro Forma (New Fund) Fees and Expenses

	Oak Ridge Multi Strategy Fund (Existing Fund)			North Square Multi Strategy Fund (New Fund)
	Class A	Class C	Class I	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	5.75%	None	None	5.75%	None	None
Maximum deferred sales charge (load)	1.00%(1)	1.00%(2)	None	1.00%(1)	1.00%(2)	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None	None	None
Wire Fee	$20	$20	$20	$20	$20	$20
Overnight check delivery fee	$25	$25	$25	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15	$15	$15	$15
Table of Contents -  Prospectus

Oak Ridge Multi Strategy Fund (Existing Fund)			North Square Multi Strategy Fund (New Fund)
Class A	Class C	Class I	Class A	Class C	Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.01%(3)	0.01%(3)	0.01%(3)	0.01%(4)	0.01%(4)	0.01%(4)
Distribution and service (Rule 12b-1) fees	0.25%	1.00%	None	0.25%	1.00%	None
Other expenses	0.57%	0.55%	0.61%	0.59%	0.59%	0.59%
Shareholder servicing fee	None	None	None	0.12%	0.03%	0.05%
All other expenses	0.57%	0.55%	0.61%	0.47%	0.56%	0.54%
Acquired fund fees and expenses(5)	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Total annual fund operating expenses	1.76%	2.49%	1.55%	1.78%	2.53%	1.53%
Recoupment of fees waived and/or expenses reimbursed	0.20%	0.20%	0.20%	0.00%	0.00%	0.00%
Total annual fund operating expenses after recoupment of fees waived and/or expenses reimbursed	1.96%(6)	2.69%(6)	1.75%(6)	1.78%(7)	2.53%(7)	1.53%(7)
(1)
No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

(2)	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of purchase.
(3)
ORI, the Existing Fund’s investment adviser, does not receive management fees for Existing Fund assets invested in other series of the Existing Trust advised by ORI (“ORI affiliated investments”). ORI receives management fees of 0.50% for Existing Fund assets invested in non-ORI affiliated investments.

(4)
NSI, the New Fund’s investment adviser, does not receive management fees for New Fund assets invested in other series of the New Trust advised by NSI (“NSI affiliated investments”). NSI receives management fees of 0.50% for New Fund assets invested in non-NSI affiliated investments.

(5)
The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

(6)
ORI, the Existing Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for operating expenses of the Existing Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20%, 2.10%, and 1.17% of the average daily net assets of the Existing Fund’s Class A, Class and Class I shares, respectively. This agreement is in effect until September 30, 2028, and it may be terminated before that date only by the Existing Trust Board. ORI is permitted to seek reimbursement from the Existing Fund, subject to certain limitations, of fees waived or payments made to the Existing Fund for a period ending three full fiscal years after the date of the waiver or payment. The amounts shown above under recoupment of fees waived and/or expenses reimbursed are estimated for the current fiscal year. This reimbursement may be requested from the Existing Fund if the reimbursement will not cause the Existing Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

(7)
NSI, the New Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the New Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20%, 2.10%, and 1.17% of the average daily net assets of the New Fund’s Class A, Class C and Class I shares, respectively. This agreement is in effect until February 19, 2029, and it may be terminated before that date only by the New Trust Board. NSI is permitted to seek reimbursement from the New Fund of fees waived, or payments made or expenses reimbursed to the New Fund for a period ending three full years after the date of the waiver or payment, subject to certain limitations, including a maximum reimbursement of 0.20% per fiscal year. The amounts shown above under recoupment of fees waived and/or expenses paid for or reimbursed are estimated for the current fiscal year. This reimbursement may be requested from the New Fund if the reimbursement will not cause the New Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, or payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both for the Existing Fund and for the New Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the periods they contractually are in effect) and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, these examples show what your costs would be based on these assumptions.

	Year 1			Year 3			Year 5			Year 10
	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I	Class A	Class C	Class I
Oak Ridge Multi Strategy Fund (Current) (Existing Fund)	$763	$372	$178	$1,155	$835	$551	$1,571	$1,425	$949	$2,729	$3,022	$2,06 2
North Square Multi Strategy Fund (Pro Forma) (New Fund)	$745	$356	$156	$1,103	$788	$483	$1,484	$1,345	$834	$2,549	$2,866	$1,824

Table of Contents -  Prospectus

You would pay the following expenses if you did not redeem your shares:

	Year 1	Year 3	Year 5	Year 10
	Class C	Class C	Class C	Class C
Oak Ridge Multi Strategy Fund (Current) (Existing Fund)	$276	$847	$1,445	$3,061
North Square Multi Strategy Fund (Current and Pro Forma) (New Fund)	$256	$788	$1,345	$2,866

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. No portfolio turnover information is included here for the New Fund because the New Fund has not yet commenced investment operations. During the most recent fiscal year, the Existing Fund’s portfolio turnover rate was 117% of the average value of the Existing Fund’s portfolio.

Proposal 7. Reorganization of Oak Ridge Small Cap Growth Fund into North Square Oak Ridge Small Cap Growth Fund

Current (Existing Fund) and Pro Forma (New Fund) Fees and Expenses

	Oak Ridge Small Cap Growth Fund (Existing Fund)				North Square Oak Ridge Small Cap Growth Fund (New Fund)
	Class A	Class C	Class I	Class K	Class A	Class C	Class I	Class K
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	5.75%	None	None	None	5.75%	None	None	None
Maximum deferred sales charge (load)	1.00%(1)	1.00%(2)	None	None	1.00%(1)	1.00%(2)	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None	None	None	None	None
Wire Fee	$20	$20	$20	$20	$20	$20	$20	$20
Overnight check delivery fee	$25	$25	$25	$25	$25	$25	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15	$15	$15	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (Rule 12b-1) fees	0.25%	1.00%	None	None	0.25%	1.00%	None	None
Other expenses	0.30%	0.27%	0.21%	0.10%	0.38%	0.38%	0.38%	0.14%
Shareholder servicing fee	None	None	None	None	0.05%	0.01%	0.06%	None
All other expenses	0.30%	0.27%	0.21%	0.10%	0.33%	0.37%	0.32%	0.14%
Acquired fund fees and expenses(3)	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual fund operating expenses	1.43%	2.15%	1.09%	0.98%	1.51%	2.26%	1.26%	1.02%
Fees waived and/or expenses reimbursed	(0.01)%	0.02%	(0.00)%	(0.00)%	(0.09)%	(0.09)%	(0.09)%	(0.00)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.42%(4)	2.17%(4)	1.09%(4)	0.98%(4)	1.42%(5)	2.17%(5)	1.17%(5)	1.02%(5)
(1)
No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

(2)	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of purchase.
(3)
The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

(4)
ORI, the Existing Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for operating expenses of the Existing Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.39%, 2.14%, 1.14% and 0.99% of the average daily net assets of the Existing Fund’s Class A, Class C, Class I, and Class K shares, respectively. This agreement is in effect until September 30, 2019, and it may be terminated before that date only by the Existing Trust Board. ORI is permitted to seek reimbursement from the Existing Fund, subject to certain limitations, of fees waived or payments made to the Existing Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Existing Fund if the reimbursement will not cause the Existing Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

(5)
NSI, the New Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.39%, 2.14%, 1.14% and 0.99% of the average daily net assets of the Fund’s Class A, Class C, Class I, and Class K shares, respectively. This agreement is in effect until February 19, 2021, and it may be terminated before that date only by the New Trust Board. NSI is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, or payments made or expenses reimbursed to the Fund for a period ending three full years after the date of the waiver, or payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, or payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.

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Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both for the Existing Fund and for the New Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year, that each Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the periods they contractually are in effect) and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, these examples show what your costs would be based on these assumptions.

	Year 1				Year 3				Year 5				Year 10
	Class A	Class C	Class I	Class K	Class A	Class C	Class I	Class K	Class A	Class C	Class I	Class K	Class A	Class C	Class I	Class K
Oak Ridge Small Cap Growth Fund (Current) (Existing Fund)	$711	$323	$119	$104	$1,000	$675	$355	$316	$1,311	$1,156	$609	$546	$2,189	$2,484	$1,336	$1,205
North Square Oak Ridge Small Cap Growth Fund (Pro Forma) (New Fund)	$711	$320	$119	$104	$998	$679	$372	$325	$1,307	$1,164	$644	$563	$2,179	$2,503	$1,420	$1,248

You would pay the following expenses if you did not redeem your shares:

	Year 1	Year 3	Year 5	Year 10
	Class C	Class C	Class C	Class C
Oak Ridge Small Cap Growth Fund (Current) (Existing Fund)	$220	$675	$1,156	$2,484
North Square Oak Ridge Small Cap Growth Fund (Pro Forma) (New Fund)	$220	$679	$1,164	$2,503

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. No portfolio turnover information is included here for the New Fund because the New Fund has not yet commenced investment operations. During the most recent fiscal year, the Existing Fund’s portfolio turnover rate was 39% of the average value of the Existing Fund’s portfolio.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Comparison of Investment Objectives

The following chart states the investment objective of each Existing Fund and of each corresponding New Fund.  The investment objectives of each Existing Fund and its corresponding New Fund are identical.
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Each Existing Fund’s investment objective is not fundamental and may be changed by the Existing Trust Board without shareholder approval, upon at least 60 days’ prior written notice to shareholders. Each New Fund’s investment objective is not fundamental and may be changed by the New Trust Board without shareholder approval, upon at least 60 days’ prior written notice to shareholders.  Should an Existing Fund or New Fund with a name suggesting a specific type of investment or industry change its policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the type of investment or industry suggested by its name, the Fund will provide shareholders at least 60 days’ notice prior to making the change.

Because any investment involves risk, there can be no assurance that a Fund’s investment objective will be achieved. The investment objective of each of the Funds may be changed without shareholder approval.

Existing Fund	New Fund
Oak Ridge Disciplined Growth Fund The investment objective of the Fund is long-term growth of capital.	North Square Oak Ridge Disciplined Growth Fund The investment objective of the Fund is long-term growth of capital.
Oak Ridge Dividend Growth Fund The investment objective of the Fund is current income and long-term capital appreciation.	North Square Oak Ridge Dividend Growth Fund The investment objective of the Fund is current income and long-term capital appreciation.
Oak Ridge Dynamic Small Cap Fund The investment objective is long-term capital appreciation.	North Square Dynamic Small Cap Fund The investment objective is long-term capital appreciation.
Oak Ridge Global Resources & Infrastructure Fund The Fund seeks to provide long-term growth of capital.	North Square Global Resources & Infrastructure Fund The Fund seeks to provide long-term growth of capital.
Oak Ridge International Small Cap Fund The investment objective of Fund is to seek long-term capital appreciation.	North Square International Small Cap Fund The investment objective of Fund is to seek long-term capital appreciation.
Oak Ridge Multi Strategy Fund The investment objective of the Fund is to provide capital appreciation.	North Square Multi Strategy Fund The investment objective of the Fund is to provide capital appreciation.
Oak Ridge Small Cap Growth Fund The investment objective of the Fund is to provide capital appreciation.	North Square Oak Ridge Small Cap Growth Fund The investment objective of the Fund is to provide capital appreciation.

Comparison of Principal Investment Strategies

The following charts state the principal investment strategies of each Existing Fund and each corresponding New Fund. The principal investment strategies of each Existing Fund and its corresponding New Fund are substantially the same.

Although an Existing Fund and its corresponding New Fund sometimes use slightly different wording or terminology to describe their respective principal investment strategies, such differences do not result in any substantive difference between the way the Existing Fund has been managed and the way the corresponding New Fund will be managed. In addition, although ORI serves as investment adviser to each Existing Fund and NSI will serve as investment adviser to each New Fund, the Reorganizations are not expected to change the manner in which any Existing Fund is managed. Specifically, the investment advisers and the portfolio managers who are primarily responsible for the day-to-day portfolio management of each Existing Funds are expected to have the same responsibilities for the corresponding New Fund following the Reorganizations.
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As discussed further below, NSI and the New Trust have applied for an exemptive order from the SEC for the New Funds pursuant to which NSI would operate the New Funds under a “manager of managers” structure. If granted by the SEC, the order would permit NSI, subject to the approval of the New Trust Board, to hire or materially amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Pursuant to the order, NSI, with the approval of the New Trust Board, would have the discretion to terminate any sub-adviser, including ORI, Algert Global and Capital Innovations, and allocate and reallocate a New Fund’s assets among NSI and new sub-advisers without obtaining shareholder approval.  The Existing Funds do not have such an exemptive order. Currently, the Existing Trust Board may terminate the investment adviser or sub-adviser to an Existing Fund without shareholder approval, but the Existing Trust Board may not replace or engage an investment adviser or sub-adviser without shareholder approval.

Proposal 1. Reorganization of Oak Ridge Disciplined Growth Fund into North Square Oak Ridge Disciplined Growth Fund

The Oak Ridge Disciplined Growth Fund and North Square Oak Ridge Disciplined Growth Fund have principal investment strategies that are substantially the same.  The Funds’ respective principal investment strategies are set forth below.

Oak Ridge Disciplined Growth Fund (Existing Fund)	North Square Oak Ridge Disciplined Growth Fund (New Fund)

Under normal market conditions, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of issuers that are organized in the United States and the securities of which are principally traded on a major U.S. exchange. The equity securities in which the Fund principally invests include common stocks, preferred stocks, ETFs that invest substantially all of their assets in equity securities, equity interests in REITs, warrants and rights. The Fund may also invest in IPOs of equity securities. From time to time, the Fund may have a significant portion of its assets in one or more market sectors, such as the information technology sector. The Fund will generally consist of a diversified all cap portfolio of between 40 to 70 holdings. The Fund will generally invest in companies with market capitalizations of $500 million or greater at time of purchase. While the Fund may invest in equity securities of issuers in all market capitalization ranges, the majority of its holdings are expected to be in larger capitalization companies.

In seeking to achieve the Fund’s investment objective, the Adviser has selected the Sub-Adviser to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of issuers that are organized in the United States and the securities of which are principally traded on a major U.S. exchange. The equity securities in which the Fund principally invests include common stocks, preferred stocks, ETFs that invest substantially all of their assets in equity securities, equity interests in REITs, warrants and rights. The Fund may also invest in IPOs of equity securities. From time to time, the Fund may have a significant portion of its assets in one or more market sectors, such as the information technology sector. The Fund will generally consist of a diversified all cap portfolio of between 40 to 70 holdings. The Fund will generally invest in companies with market capitalizations of $500 million or greater at time of purchase. While the Fund may invest in equity securities of issuers in all market capitalization ranges, the majority of its holdings are expected to be in larger capitalization companies.

The Fund may invest up to 20% of its total assets in equity securities of non-U.S. issuers. The Fund’s investments in non-U.S. issuers will be primarily through investments in ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Fund may invest up to 20% of its total assets in equity securities of non-U.S. issuers. The Fund’s investments in non-U.S. issuers will be primarily through investments in ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

When selecting securities for the Fund’s portfolio, the Advisor uses a “growth” style of management and seeks to identify companies with above average potential for earnings growth. A growth style of investing is based on the premise that, over the long term, stock price appreciation follows growth in earnings and revenues. Using an investment strategy developed by the Advisor, investment decisions are based primarily on the fundamental analysis of individual companies, rather than on broad economic forecasts. The Advisor’s principal analytical technique involves seeking to identify companies with earnings and revenues that are not only growing, but growing at a sustainable pace with strong competitive advantages. When making purchase decisions for the Fund, the Advisor uses a bottom-up approach that involves three primary components:

•   Research — The Advisor analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.
•   Fundamentals — Once a potential investment is identified, the Advisor considers whether the issuer possesses certain attributes that the Advisor believes a “buy” candidate should possess.
•   Valuation — Finally, the Advisor values companies by considering metrics such as price-to-sales ratios, and price-to-earnings growth ratios within a peer group. From this process, the Fund’s portfolio managers construct a list of securities for the Fund to purchase, within the context of appropriate portfolio diversification for the Fund.

When selecting securities for the Fund’s portfolio, the Sub-Adviser uses a “growth” style of management to seek to identify companies with above average potential for earnings growth. A growth style of investing is based on the premise that, over the long term, stock price appreciation follows growth in earnings and revenues. Investment decisions are based primarily on the fundamental analysis of individual companies, rather than on broad economic forecasts. The Sub-Adviser’s principal analytical technique involves seeking to identify companies with earnings and revenues that are not only growing, but growing at a sustainable pace with strong competitive advantages. When making purchase decisions for the Fund, the Sub-Adviser uses a bottom-up approach that involves three primary components:

•   Research — The Sub-Adviser analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.
•   Fundamentals — Once a potential investment is identified, the Sub-Adviser considers whether the issuer possesses certain attributes that the Sub-Adviser believes a “buy” candidate should possess.
•   Valuation — Finally, the Sub-Adviser values companies by considering metrics such as price-to-sales ratios, and price-to-earnings growth ratios within a peer group. From this process, the Fund’s portfolio managers construct a list of securities for the Fund to purchase, within the context of appropriate portfolio diversification for the Fund.

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When determining when to sell a particular holding, the Advisor will consider all of the following developments: (1) deteriorating fundamentals of the particular security; (2) the security becomes overvalued; (3) the Advisor identifies a more attractive investment opportunity for the Fund; (4) the Fund requires cash to meet redemption requests.

When determining when to sell a particular holding, the Sub-Adviser will consider all of the following developments: (1) deteriorating fundamentals of the particular security; (2) the security becomes overvalued; (3) the Sub-Adviser identifies a more attractive investment opportunity for the Fund; (4) the Fund requires cash to meet redemption requests.

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may temporarily invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

When the Sub-Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may temporarily invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Proposal 2. Reorganization of Oak Ridge Dividend Growth Fund into North Square Oak Ridge Dividend Growth Fund

The Oak Ridge Dividend Growth Fund and North Square Oak Ridge Dividend Growth Fund have principal investment strategies that are substantially the same.  The Funds’ respective principal investment strategies are set forth below.

Oak Ridge Dividend Growth Fund (Existing Fund)	North Square Oak Ridge Dividend Growth Fund (New Fund)

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities that have a record of paying dividends over at least a trailing one year period. The Fund will invest primarily in large cap U.S. companies with market capitalizations of $5 billion or higher at the time of initial purchase.

In seeking to achieve the Fund’s investment objective, the Adviser has selected the Sub-Adviser to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities that have a record of paying dividends over at least a trailing one year period. The Fund will invest primarily in large cap U.S. companies with market capitalizations of $5 billion or higher at the time of initial purchase.

The Advisor uses a bottom-up approach that involves quantitative and qualitative review of companies to seek to identify those exhibiting consistent dividend payments and favorable fundamentals, including a dividend payout ratio and earnings growth, that indicate an ability to sustain above average growth in dividends. The Fund’s dividend yield will be comparable to the S&P 500 Index average yield, with each stock evaluated as having the potential to increase future dividends at a rate above the S&P 500 Index.

The Sub-Adviser uses a bottom-up approach that involves quantitative and qualitative review of companies to seek to identify those exhibiting consistent dividend payments and favorable fundamentals, including a dividend payout ratio and earnings growth, that indicate an ability to sustain above average growth in dividends. The Fund’s dividend yield will be comparable to the S&P 500 Index average yield, with each stock evaluated as having the potential to increase future dividends at a rate above the S&P 500 Index.

The Advisor may sell all or a portion of a position of the Fund’s portfolio holding when, in its opinion, one or more of the following occurs: (1) the company’s fundamentals deteriorate; (2) the security becomes overvalued; (3) the Advisor identifies a more attractive investment opportunity for the Fund; (4) sector weightings are to be brought in line with the Advisor’s investment guidelines; (5) a reduction or elimination in the security’s dividend; or (6) the Fund requires cash to meet redemption requests.

The Sub-Adviser may sell all or a portion of a position of the Fund’s portfolio holding when, in its opinion, one or more of the following occurs: (1) the company’s fundamentals deteriorate; (2) the security becomes overvalued; (3) the Adviser identifies a more attractive investment opportunity for the Fund; (4) sector weightings are to be brought in line with the Sub-Adviser’s investment guidelines; (5) a reduction or elimination in the security’s dividend; or (6) the Fund requires cash to meet redemption requests.

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

When the Sub-Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest up to 100% of its assets in cash, cash equivalents or debt instruments issued by entities that carry an investment-grade rating by a national ratings agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

The Fund may, but is not required to, use derivatives, such as stock index futures and options. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The Fund may also hold cash or other short-term instruments.

Fund may, but is not required to, use derivatives, such as stock index futures and options. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The Fund may also hold cash or other short-term instruments.

Proposal 3. Reorganization of Oak Ridge Dynamic Small Cap Fund into North Square Dynamic Small Cap Fund

The Oak Ridge Dynamic Small Cap Fund and North Square Dynamic Small Cap Fund have principal investment strategies that are substantially the same.  The Funds’ respective principal investment strategies are set forth below.
Table of Contents -  Prospectus

Oak Ridge Dynamic Small Cap Fund (Existing Fund)	North Square Dynamic Small Cap Fund (New Fund)

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in U.S. equity securities of small capitalization companies. The Fund’s Sub-Advisor considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Russell 2000 Index (the “Index”) at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions and could fall outside of the Index’s current capitalization range. Investment in companies that move above or below the capitalization range of the Index may continue to be held by the Fund in the Fund’s Sub-Advisor’s discretion. As of May 31, 2018, the market capitalizations of companies included in the Russell 2000 Index were between $5.9 million and $11.9 billion. The Fund may at times invest a significant portion of its assets in a single sector.

In seeking to achieve the Fund’s investment objective, the Adviser has selected the Sub-Adviser to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization U.S. companies. Small capitalization companies are considered to be companies with market capitalizations within the range of those companies included in the Russell 2000 Index (the “Index”) at the time of purchase. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions and could fall outside of the Index’s current capitalization range. Investment in companies that move above or below the capitalization range of the Index may continue to be held by the Fund in the discretion of the Sub-Adviser. As of May 31, 2018, the market capitalizations of companies included in the Russell 2000 Index were between $5.9 million and $11.9 billion. The Fund may at times invest a significant portion of its assets in a single sector.

The equity securities in which the Fund principally invests are common stocks, but the Fund also may invest in other types of equity securities, such as ETFs that invest substantially all of their assets in equity securities, equity interests in REITs, and preferred stocks. The Fund may invest in initial public offerings of companies.

The equity securities in which the Fund principally invests are common stocks, but the Fund also may invest in other types of equity securities, such as ETFs that invest substantially all of their assets in equity securities, equity interests in REITs, and preferred stocks. The Fund may invest in initial public offerings of companies.

The Fund may invest up to 20% of its total assets in equity securities of non-U.S. issuers. The Fund’s investments in non-U.S. issuers primarily are through investment in ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Fund may invest up to 20% of its total assets in equity securities of non-U.S. issuers. The Fund’s investments in non-U.S. issuers primarily are through investment in ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

The Sub-Advisor uses proprietary systematic models to choose stocks which will comprise the Sub-Advisor’s portfolio or “investment universe.” The Sub-Advisor generates a composite score for each stock in its investment universe based on three internal models: Relative Value (to seek to detect mispriced stocks), Quality (to assess the sustainability of a company’s operating performance), and Catalyst (to identify companies with changing financial expectations and changing levels of attention from investors). Each of these models is customized to the specifics of the underlying sector and region where they are applied. The score is intended to represent the Sub-Advisor’s view of the attractiveness of a company relative to its industry, country, and other risk factors. The Sub-Advisor uses an automated technological process that updates the ranking for each stock in its investment universe daily. A prospective trade list is generated from these rankings to construct the desired portfolio. A prospective trade list is generated from these rankings to construct the desired portfolio.

The Sub-Adviser uses proprietary systematic models to choose stocks which will comprise the Sub-Adviser’s portfolio or “investment universe.” The Sub-Adviser generates a composite score for each stock in its investment universe based on three internal models: Relative Value (to seek to detect mispriced stocks), Quality (to assess the sustainability of a company’s operating performance), and Catalyst (to identify companies with changing financial expectations and changing levels of attention from investors). Each of these models is customized to the specifics of the underlying sector and region where they are applied. The score is intended to represent the Sub-Adviser’s view of the attractiveness of a company relative to its industry, country, and other risk factors. The Sub-Adviser uses an automated technological process that updates the ranking for each stock in its investment universe daily. A prospective trade list is generated from these rankings to construct the desired portfolio. A prospective trade list is generated from these rankings to construct the desired portfolio.

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Each model is designed to exploit a specific bias in the way most investors process information and make trades.
•   The Relative Value model seeks to detect stocks that are mispriced relative to their peers. Multiple measures are used and weighted according to the stock’s region, industry, size, risk, profitability and growth prospects, with the primary drivers being enterprise value models driven by EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow.

•   The Quality model examines the full spectrum of financial statements to measure a company’s operating performance. Factors such as stability, financing activity, free cash flow, life cycle, working capital and asset structure are combined to identify companies that the Sub-Advisor believes are more or less likely than peers to sustain their performance targets.

•   The Catalyst model employs a broad set of inputs, including fundamental, sentiment and technical measures to seek to identify companies with changing expectations and levels of attention. The Sub-Advisor believes that changing sentiment and attention are key drivers of many behavioral biases.

Each of these models is customized to the specifics of the underlying sector and region where they are applied.

Each model is designed to exploit a specific bias in the way most investors process information and make trades.

•   The Relative Value model seeks to detect stocks that are mispriced relative to their peers. Multiple measures are used and weighted according to the stock’s region, industry, size, risk, profitability and growth prospects, with the primary drivers being enterprise value models driven by EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization) and free cash flow.
•   The Quality model examines the full spectrum of financial statements to measure a company’s operating performance. Factors such as stability, financing activity, free cash flow, life cycle, working capital and asset structure are combined to identify companies that the Sub-Adviser believes are more or less likely than peers to sustain their performance targets.
•   The Catalyst model employs a broad set of inputs, including fundamental, sentiment and technical measures to seek to identify companies with changing expectations and levels of attention. The Sub-Adviser believes that changing sentiment and attention are key drivers of many behavioral biases.

Each of these models is customized to the specifics of the underlying sector and region where they are applied.

The construction and daily optimization of the investment universe and subsequent generation of a prospective trade list are determined using the following key inputs:
•   the stock selection scores, which serve as forecasts of a company’s risk adjusted return relative to its peers

•   estimates of each stock’s exposure to common risk factors

•   co-variance (the degree to which returns on two risky assets move in tandem) of the historical returns of common factor returns

•   transaction cost forecasts

•   portfolio position size limits

•   liquidity limits

The construction and daily optimization of the investment universe and subsequent generation of a prospective trade list are determined using the following key inputs:

•   the stock selection scores, which serve as forecasts of a company’s risk adjusted return relative to its peers
•   estimates of each stock’s exposure to common risk factors
•   co-variance (the degree to which returns on two risky assets move in tandem) of the historical returns of common factor returns
•   transaction cost forecasts
•   portfolio position size limits
•   liquidity limits

Sell decisions are driven by changes in the underlying stock selection signals and risk forecasts. Stocks which have experienced a deterioration in their relative valuation, quality and/or catalyst measures are candidates for sale. The Sub-Advisor may also sell all or a portion of a position of a holding when the Fund requires cash to meet redemption requests.

Sell decisions are driven by changes in the underlying stock selection signals and risk forecasts. Stocks which have experienced a deterioration in their relative valuation, quality and/or catalyst measures are candidates for sale. The Sub-Adviser may also sell all or a portion of a position of a holding when the Fund requires cash to meet redemption requests.

When the Sub-Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

When the Sub-Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

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Proposal 4. Reorganization of Oak Ridge Global Resources & Infrastructure Fund into North Square Global Resources & Infrastructure Fund

The Oak Ridge Global Resources & Infrastructure Fund and North Square Global Resources & Infrastructure Fund have principal investment strategies that are substantially the same.  The Funds’ respective principal investment strategies are set forth below.

Oak Ridge Global Resources & Infrastructure Fund (Existing Fund)	North Square Global Resources & Infrastructure Fund (New Fund)

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of natural resources and infrastructure companies.  For purposes of this investment policy, the Fund may invest in instruments with economic characteristics similar to natural resources companies, such as publicly traded master limited partnership interests (“MLPs”). The Fund may also invest in securities of companies that are suppliers to firms producing natural resources. With respect to investments in natural resources companies, the Fund expects to primarily focus on timber and agribusiness companies.

In seeking to achieve the Fund’s investment objective, the Adviser has selected the Sub-Adviser to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of natural resources and infrastructure companies. For purposes of this investment policy, the Fund may invest in instruments with economic characteristics similar to natural resources companies, such as publicly traded master limited partnership interests (“MLPs”). With respect to investments in natural resources companies, the Fund expects to primarily focus on timber and agribusiness companies.

In selecting investments for purchase and sale, the Sub-Advisor employs an in-depth analysis which consists of researching historical performance, characteristics, and long-term fundamental outlook of infrastructure, timber, and agribusiness and other natural resources companies to construct a diversified portfolio representing exposure to these asset classes. The Fund defines infrastructure, natural resources, timber and agribusiness companies as follows:

Infrastructure Companies:
Infrastructure companies are companies that derive at least 50% of their gross income or net profits directly or indirectly from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development or financing of assets used in connection with: the generation, transmission, sale or distribution of energy; provision of utilities such as electric, water and natural gas; distribution, purification or treatment of water; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; provision of transportation services, including toll roads, airports, railroads or marine ports; or provision of social assets, such as hospitals, schools, and subsidized housing. Infrastructure companies also include companies organized as real estate investment trusts (“REITs”) and energy-related companies organized as MLPs
.
Natural Resources Companies:
Natural resources companies are companies that are primarily engaged in (i.e., have a majority of their assets committed to, or derive a majority of their revenue or profits from) the ownership, development, exploration, production, distribution or processing of natural resources. For these purposes, “natural resources” include energy sources (such as electricity, oil and gas), alternative energy (such as uranium, coal, nuclear, hydrogen, wind, solar and fuel cells), precious and other metals, forest products, real estate, food and agricultural products, and other basic commodities.

Timber Companies:
Timber companies are companies that derive at least 50% of their gross income or net profits directly or indirectly from the ownership, management or lease of forested land and harvest the timber from forested land for commercial use and sale of wood-based products, including lumber, pulp or other processed or finished goods such as paper and packaging. These timber companies include forest products companies, timber MLPs, timber REITs, homebuilding companies, paper products companies, and paper packaging companies.

Agribusiness Companies:
Agribusiness companies are companies that derive at least 50% of their gross income or net profits directly or indirectly from the business of agriculture. Companies primarily engaged in the agriculture business include those engaged in the production, processing, and distribution of agricultural products, packaged foods, and meats, as well as the business operators and suppliers of equipment and materials such as fertilizers, agricultural chemicals, agricultural construction equipment, farm machinery, and heavy trucks. Agribusiness companies also include agriculture-related companies organized as REITs and MLPs.

In selecting investments for purchase and sale, the Sub-Adviser employs an in-depth analysis which consists of researching historical performance, characteristics, and long-term fundamental outlook of infrastructure, timber, and agribusiness and other natural resources companies to construct a diversified portfolio representing exposure to these asset classes. The Fund defines infrastructure, natural resources, timber and agribusiness companies as follows:

Infrastructure Companies:
Infrastructure companies are companies that derive at least 50% of their gross income or net profits directly or indirectly from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development or financing of assets used in connection with: the generation, transmission, sale or distribution of energy; provision of utilities such as electric, water and natural gas; distribution, purification or treatment of water; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; provision of transportation services, including toll roads, airports, railroads or marine ports; or provision of social assets, such as hospitals, schools, and subsidized housing. Infrastructure companies also include companies organized as real estate investment trusts (“REITs”) and energy-related companies organized as MLPs.

Natural Resources Companies:
Natural resources companies are companies that are primarily engaged in (i.e., have a majority of their assets committed to, or derive a majority of their revenue or profits from) the ownership, development, exploration, production, distribution or processing of natural resources, and in furnishing natural resource supplies and services to these companies. For these purposes, “natural resources” include energy sources (such as electricity, oil and gas), alternative energy (such as uranium, coal, nuclear, hydrogen, wind, solar and fuel cells), precious and other metals, forest products, real estate, food and agricultural products, and other basic commodities.

Timber Companies:
Timber companies are companies that derive at least 50% of their gross income or net profits directly or indirectly from the ownership, management or lease of forested land and harvest the timber from forested land for commercial use and sale of wood-based products, including lumber, pulp or other processed or finished goods such as paper and packaging. These timber companies include forest products companies, timber MLPs, timber REITs, homebuilding companies, paper products companies, and paper packaging companies.

Agribusiness Companies:
Agribusiness companies are companies that derive at least 50% of their gross income or net profits directly or indirectly from the business of agriculture. Companies primarily engaged in the agriculture business include those engaged in the production, processing, and distribution of agricultural products, packaged foods, and meats, as well as the business operators and suppliers of equipment and materials such as fertilizers, agricultural chemicals, agricultural construction equipment, farm machinery, and heavy trucks. Agribusiness companies also include agriculture-related companies organized as REITs and MLPs.

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The Sub-Advisor has appointed a committee consisting of senior management (the “Allocation Committee”) to determine the percentage of the Fund’s assets to be allocated to each such asset class. On a periodic basis the Allocation Committee reviews and may adjust the specific allocation ranges based upon its judgment of economic, market and regulatory conditions. Actual allocations may vary at any time due to market movements, cash flows into or out of the Fund and other factors.

The Sub-Adviser has appointed a committee consisting of senior management (the “Allocation Committee”) to determine the percentage of the Fund’s assets to be allocated to each such asset class. On a periodic basis the Allocation Committee reviews and may adjust the specific allocation ranges based upon its judgment of economic, market and regulatory conditions. Actual allocations may vary at any time due to market movements, cash flows into or out of the Fund and other factors.

The Sub-Advisor seeks to capitalize on market inefficiencies by adhering to a systematic and disciplined investment approach. The Sub-Advisor first screens the infrastructure, timber, and agribusiness industry universes based on specific guidelines, and then applies fundamental analysis to each potential investment. After an Allocation Committee review of the best ideas, the Sub-Advisor invests in companies it believes have sustainable competitive advantages, based on the Sub-Advisor’s assessment of the durability of cash flows, relative market valuation and growth potential. At any given time the Sub-Advisor may invest in securities with growth and/or value characteristics.

The Sub-Adviser seeks to capitalize on market inefficiencies by adhering to a systematic and disciplined investment approach. The Sub-Adviser first screens the infrastructure, timber, and agribusiness industry universes based on specific guidelines, and then applies fundamental analysis to each potential investment. After an Allocation Committee review of the best ideas, the Sub-Adviser invests in companies it believes have sustainable competitive advantages, based on the Sub-Adviser’s assessment of the durability of cash flows, relative market valuation and growth potential. At any given time the Sub-Adviser may invest in securities with growth and/or value characteristics.

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The Fund may invest in securities of issuers located anywhere in the world. Under normal market conditions, the Fund will invest in at least three different countries outside the United States, and will invest at least 40% of its assets in foreign issuers. However, when the Sub-Advisor deems market conditions unfavorable to foreign companies, the Fund may invest a higher percentage in U.S. issuers, in which case the Fund will invest at least 30% of its assets in foreign issuers. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency. The Fund’s investment in foreign currencies under normal circumstances is expected to be less than 7% of the Fund’s assets.

The Fund may invest in securities of issuers located anywhere in the world. Under normal market conditions, the Fund will invest in at least three different countries outside the United States, and will invest at least 40% of its assets in foreign issuers. However, when the Sub-Adviser deems market conditions unfavorable to foreign companies, the Fund may invest a higher percentage in U.S. issuers, in which case the Fund will invest at least 30% of its assets in foreign issuers. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency. The Fund’s investment in foreign currencies under normal circumstances is expected to be less than 7% of the Fund’s assets.

The Fund may invest in companies of any market capitalization but the majority of the Fund’s investments are generally in large and mid-cap securities.  The Sub-Advisor considers large and mid-capitalization companies to be companies with market capitalizations within the range of those companies included in the MSCI ACWI Index (the “Index”) at the time of purchase. Because large and mid-capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of May 31, 2017, the market capitalizations of companies included in the Index were between $15.6 million and $939.3 billion. Potential investments include all types of equities, and American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) of global infrastructure, timber, and agribusiness companies, trading on U.S. and global exchanges and market places. In addition, the Fund may invest in domestic MLPs and REITs. MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for federal income tax purposes. REITs are companies that own interests in real estate or in real estate related loans or other interests and that qualify for favorable federal income tax treatment.

The Fund may invest in companies of any market capitalization but the majority of the Fund’s investments are generally in large and mid-cap securities. Large and mid-capitalization companies are considered to be companies with market capitalizations within the range of those companies included in the MSCI ACWI Index (the “Index”) at the time of purchase. Because large and mid-capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions. As of June 30, 2018, the market capitalizations of companies included in the Index were between $15.6 million and $939.3 billion. Potential investments include all types of equities, and American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) of global infrastructure, timber, and agribusiness companies, trading on U.S. and global exchanges and market places. In addition, the Fund may invest in domestic MLPs and REITs. MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for federal income tax purposes. REITs are companies that own interests in real estate or in real estate related loans or other interests and that qualify for favorable federal income tax treatment.

The factors that the Sub-Advisor considers when selling a security include: whether the risk/reward characteristics of a company have changed and no longer meet the Fund’s investment guidelines; an additional investment idea with more favorable risk/reward characteristics has been identified; expectations have been met or exceeded and it becomes appropriate to realize gains; or cash is required to meet Fund redemptions.

The factors that the Sub-Adviser considers when selling a security include: whether the risk/reward characteristics of a company have changed and no longer meet the Fund’s investment guidelines; an additional investment idea with more favorable risk/reward characteristics has been identified; expectations have been met or exceeded and it becomes appropriate to realize gains; or cash is required to meet Fund redemptions.

The Fund intends to hold some cash or high quality, short-term debt obligations and money market instruments for reserves to cover redemptions and unanticipated expenses. In addition, when the risk/reward profile for equity securities appears unfavorable, or when price valuations are not attractive, the Sub-Advisor may allow the Fund’s cash position to increase rather than purchase stocks that fail to meet its investment criteria. In addition, there may be times when the Sub-Advisor may respond to adverse market, economic, political or other considerations by investing a significant portion of the Fund’s assets in high quality, short-term debt securities or other defensive investments for temporary defensive purposes. During those times, the Fund may not achieve its investment objective and, instead, will focus on preserving its assets. To the extent the Fund uses a money market fund for investment of cash, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Fund intends to hold some cash or high quality, short-term debt obligations and money market instruments for reserves to cover redemptions and unanticipated expenses. In addition, when the risk/reward profile for equity securities appears unfavorable, or when price valuations are not attractive, the Sub-Adviser may allow the Fund’s cash position to increase rather than purchase stocks that fail to meet its investment criteria. In addition, there may be times when the Sub-Adviser may respond to adverse market, economic, political or other considerations by investing a significant portion of the Fund’s assets in high quality, short-term debt securities or other defensive investments for temporary defensive purposes. During those times, the Fund may not achieve its investment objective and, instead, will focus on preserving its assets. To the extent the Fund uses a money market fund for investment of cash, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

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Proposal 5. Reorganization of Oak Ridge International Small Cap Fund into North Square International Small Cap Fund

The Oak Ridge International Small Cap Fund and North Square International Small Cap Fund have principal investment strategies that are substantially the same.  The Funds’ respective principal investment strategies are set forth below.

Oak Ridge International Small Cap Fund (Existing Fund)	North Square International Small Cap Fund (New Fund)

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies. The Fund’s Sub-Advisor considers small capitalization companies to be companies with market capitalizations generally within the range of those companies included in the MSCI EAFE Small Cap Index (the “Index”) at the time of purchase. The Fund’s Sub-Advisor will consider the market capitalization range by country. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions and could fall outside of the Index’s current capitalization range. Investment in companies that move above or below the capitalization range of the Index may continue to be held by the Fund in the Fund’s Sub-Advisor’s discretion. As of June 30, 2018, the market capitalizations of companies included in the Index were between $88.7 million and $8.5 billion. The Fund will allocate its assets among various regions and countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country. The Fund may at times invest a significant portion of its assets in a single sector.

In seeking to achieve the Fund’s investment objective, the Adviser has selected the Sub-Adviser to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies. Small capitalization companies are considered to be companies with market capitalizations generally within the range of those companies included in the MSCI EAFE Small Cap Index (the “Index”) at the time of purchase. The market capitalization range will be considered by country. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Fund invests may vary with market conditions and could fall outside of the Index’s current capitalization range. Investment in companies that move above or below the capitalization range of the Index may continue to be held by the Fund in the discretion of the Sub-Adviser. As of June 30, 2018, the market capitalizations of companies included in the Index were between $88.7 million and $8.5 billion. The Fund will invest in non-U.S. markets, including emerging markets. The Fund will allocate its assets among various regions and countries. From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country. The Fund may at times invest a significant portion of its assets in a single sector.

The Fund will invest in non-U.S. markets, including emerging markets. The equity securities in which the Fund principally invests are common stocks, but the Fund also may invest in other types of equity securities, such as ETFs that invest substantially all of their assets in equity securities, equity interests in REITs, and preferred stocks. The Fund may invest in initial public offerings of companies.

The equity securities in which the Fund principally invests are common stocks, but the Fund also may invest in other types of equity securities, such as ETFs that invest substantially all of their assets in equity securities, equity interests in REITs, and preferred stocks. The Fund may invest in initial public offerings of companies.

Some of the Fund’s investments in non-U.S. issuers are through investment in ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.	Some of the Fund’s investments in non-U.S. issuers are through investment in ADRs. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.
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The Sub-Advisor uses proprietary systematic models to choose stocks which will comprise the Sub-Advisor’s portfolio or “investment universe.” The Sub-Advisor generates a composite score for each stock in its investment universe based on three internal models: Relative Value (to seek to detect mispriced stocks), Quality (to assess the sustainability of a company’s operating performance), and Catalyst (to identify companies with changing financial expectations and changing levels of attention from investors). Each of these models is customized to the specifics of the underlying sector and region where they are applied. The score is intended to represent the Sub-Advisor’s view of the attractiveness of a company relative to its industry, country, and other risk factors. The Sub-Advisor uses an automated technological process that updates the ranking for each stock in its investment universe daily. A prospective trade list is generated from these rankings to construct the desired portfolio.

The Sub-Adviser uses proprietary systematic models to choose stocks which will comprise the Sub-Adviser’s portfolio or “investment universe.” The Sub-Adviser generates a composite score for each stock in its investment universe based on three internal models: Relative Value (to seek to detect mispriced stocks), Quality (to assess the sustainability of a company’s operating performance), and Catalyst (to identify companies with changing financial expectations and changing levels of attention from investors). Each of these models is customized to the specifics of the underlying sector and region where they are applied. The score is intended to represent the Sub-Adviser’s view of the attractiveness of a company relative to its industry, country, and other risk factors. The Sub-Adviser uses an automated technological process that updates the ranking for each stock in its investment universe daily. A prospective trade list is generated from these rankings to construct the desired portfolio.

Each model is designed to exploit a specific bias in the way most investors process information and make trades.
•   The Relative Value model seeks to detect stocks that are mispriced relative to their peers. Multiple measures are used and weighted according to the stock’s region, industry, size, risk, profitability and growth prospects, with the primary drivers being enterprise value models driven by EBITDA and free cash flow.

•   The Quality model examines the full spectrum of financial statements to measure of a company’s operating performance. Factors such as stability, financing activity, free cash flow, life cycle, working capital and asset structure are combined to identify companies that the Sub-Advisor believes are more or less likely than peers to sustain their performance targets.

•   The Catalyst model employs a broad set of inputs, including fundamental, sentiment and technical measures to seek to identify companies with changing expectations and levels of attention. The Sub-Advisor believes that changing sentiment and attention are key drivers of many behavioral biases.

Each of these models is customized to the specifics of the underlying sector and region where they are applied.

Each model is designed to exploit a specific bias in the way most investors process information and make trades.

•   The Relative Value model seeks to detect stocks that are mispriced relative to their peers. Multiple measures are used and weighted according to the stock’s region, industry, size, risk, profitability and growth prospects, with the primary drivers being enterprise value models driven by EBITDA and free cash flow.
•   The Quality model examines the full spectrum of financial statements to measure of a company’s operating performance. Factors such as stability, financing activity, free cash flow, life cycle, working capital and asset structure are combined to identify companies that the Sub-Adviser believes are more or less likely than peers to sustain their performance targets.
•   The Catalyst model employs a broad set of inputs, including fundamental, sentiment and technical measures to seek to identify companies with changing expectations and levels of attention. The Sub-Adviser believes that changing sentiment and attention are key drivers of many behavioral biases.

Each of these models is customized to the specifics of the underlying sector and region where they are applied.

The construction and daily optimization of the investment universe and subsequent generation of a prospective trade list are determined using the following key inputs:
•   the stock selection scores which serve as forecasts of a company’s risk adjusted return relative to its peers

•   estimates of each stock’s exposure to common risk factors

•   co-variance (the degree to which returns on two risky assets move in tandem) of the historical returns of common factor returns

•   transaction cost forecasts

•   portfolio position size limits

•   liquidity limits

•   regional exposure allocation

The construction and daily optimization of the investment universe and subsequent generation of a prospective trade list are determined using the following key inputs:

•   the stock selection scores which serve as forecasts of a company’s risk adjusted return relative to its peers
•   estimates of each stock’s exposure to common risk factors
•   co-variance (the degree to which returns on two risky assets move in tandem) of the historical returns of common factor returns
•   transaction cost forecasts
•   portfolio position size limits
•   liquidity limits
•   regional exposure allocation

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Sell decisions are driven by changes in the underlying stock selection signals and risk forecasts. Stocks which have experienced a deterioration in their relative valuation, quality and/or catalyst measures are candidates for sale. The Sub-Advisor may also sell all or a portion of a position when the Fund requires cash to meet redemption requests.

Sell decisions are driven by changes in the underlying stock selection signals and risk forecasts. Stocks which have experienced a deterioration in their relative valuation, quality and/or catalyst measures are candidates for sale. The Sub-Adviser may also sell all or a portion of a position when the Fund requires cash to meet redemption requests.

When the Sub-Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

When the Sub-Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Proposal 6. Reorganization of Oak Ridge Multi Strategy Fund into North Square Multi Strategy Fund

The Oak Ridge Multi Strategy Fund and North Square Multi Strategy Fund have principal investment strategies that are substantially the same.  The Funds’ respective principal investment strategies are set forth below.

Oak Ridge International Small Cap Fund (Existing Fund)	North Square International Small Cap Fund (New Fund)

The Fund is a “fund of funds” that seeks to achieve its investment objective by primarily investing in other mutual funds (“underlying funds”). The Fund primarily invests in mutual funds managed by Oak Ridge Investments LLC (the “Advisor”), the Fund’s advisor, but may also invest in unaffiliated mutual funds or exchange-traded funds (“ETFs”) to gain exposure to asset classes not available through a fund managed by the Advisor. In addition, the Fund may also invest directly in securities when the Advisor believes doing so is more likely to increase yield or enhance returns than investing in underlying funds.

In seeking to achieve the Fund’s investment objective, the Adviser has selected the Sub-Adviser to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund is a “fund of funds” that seeks to achieve its investment objective by primarily investing in other mutual funds (“underlying funds”). The Fund primarily invests in mutual funds managed by North Square, the Fund’s investment adviser, but may also invest in unaffiliated mutual funds or exchange-traded funds (“ETFs”) to gain exposure to asset classes not available through a fund managed by the Adviser. In addition, the Fund may also invest directly in securities when the Sub-Adviser believes doing so is more likely to increase yield or enhance returns than investing in underlying funds.

The Fund is a multi-strategy fund that will invest directly or indirectly through underlying funds in the following asset classes:
•   Equity securities of U.S. and foreign companies (including emerging market companies) of any market capitalization, including common stock, preferred stock, warrants, rights and initial public offerings (“IPOs”). Exposure to equity securities of foreign companies may be through American and Global Depositary Receipts (“ADRs” and “GDRs”).

•   Fixed income securities of U.S. and foreign issuers (including emerging market issuers) of any maturity and credit quality, including high-yield debt securities (often called “junk bonds”), investment grade debt securities, mortgage-related and other asset-backed securities, municipal bonds, U.S. Government securities, convertible securities, bank loans, inflation-linked investments and cash equivalents.

The Fund is a multi-strategy fund that will invest directly or indirectly through underlying funds in the following asset classes:

•   Equity securities of U.S. and foreign companies (including emerging market companies) of any market capitalization, including common stock, preferred stock, warrants, rights and initial public offerings (“IPOs”). Exposure to equity securities of foreign companies may be through American and Global Depositary Receipts (“ADRs” and “GDRs”).
•   Fixed income securities of U.S. and foreign issuers (including emerging market issuers) of any maturity and credit quality, including high-yield debt securities (often called “junk bonds”), investment grade debt securities, mortgage-related and other asset-backed securities, municipal bonds, U.S. Government securities, convertible securities, bank loans, inflation-linked investments and cash equivalents.

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As part of the Advisor’s multi-strategy investment process, the Advisor allocates the Fund’s investments among underlying funds based on an evaluation of three strategies: strategic asset allocation (generally, the weighting of allocations among broad asset classes to seek to capture market returns), tactical asset allocation (generally, the weighting of allocations to various sub-categories within broad asset classes to seek to add value relative to the general strategic allocations) and fund selection. The Advisor intends to invest Fund assets in underlying funds with equity exposure across the small to large capitalization range, as well as across value and growth styles as well as core or blend styles which exhibit both growth and value characteristics. The Advisor may also invest Fund assets in underlying funds with exposure to fixed income securities issued by a variety of issuers and across a range of maturities and credit quality. The Advisor will consider broad economic and market factors as well as diversification and risk management in assessing the strategic and tactical components of the allocation. The Advisor’s analysis in selecting underlying funds includes an assessment of a fund’s past performance, volatility and other risk characteristics, and correlation with other funds and benchmarks. The Advisor also analyzes the underlying fund’s investment strategies, investment process and portfolio management team.

As part of the Sub-Adviser’s multi-strategy investment process, the Fund’s investments are allocated among underlying funds based on an evaluation of three strategies: strategic asset allocation (generally, the weighting of allocations among broad asset classes to seek to capture market returns), tactical asset allocation (generally, the weighting of allocations to various sub-categories within broad asset classes to seek to add value relative to the general strategic allocations) and fund selection. Fund assets are invested in underlying funds with equity exposure across the small to large capitalization range, as well as across value and growth styles as well as core or blend styles which exhibit both growth and value characteristics. Fund assets may also be invested in underlying funds with exposure to fixed income securities issued by a variety of issuers and across a range of maturities and credit quality. Broad economic and market factors, as well as diversification and risk management, are considered in assessing the strategic and tactical components of the allocation. The analysis in selecting underlying funds includes an assessment of a fund’s past performance, volatility and other risk characteristics, and correlation with other funds and benchmarks. It also includes an assessment of the underlying fund’s investment strategies, investment process and portfolio management team.

Table of Contents -  Prospectus

The Fund does not have target ranges for the allocation of assets among asset classes or individual underlying funds and there is no maximum or minimum exposure that the Fund must maintain with respect to any asset class. Accordingly, the Advisor will adjust the Fund’s exposure to different asset classes and underlying funds to take advantage of current or expected market conditions, or to manage risk. From time to time, the Fund may own a majority of the shares of an underlying fund managed by the Advisor. As of the date of this Prospectus, the Fund intends to allocate substantially all of its assets among the Oak Ridge Disciplined Growth Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge International Small Cap Fund, Oak Ridge Dividend Growth Fund and Oak Ridge Global Resources & Infrastructure Fund, and expects to invest 25% or more of its assets in the Oak Ridge Disciplined Growth Fund and Oak Ridge Dynamic Small Cap Fund.

The Fund does not have target ranges for the allocation of assets among asset classes or individual underlying funds and there is no maximum or minimum exposure that the Fund must maintain with respect to any asset class. Accordingly, the Fund’s exposure to different asset classes and underlying funds will be adjusted to take advantage of current or expected market conditions, or to manage risk. From time to time, the Fund may own a majority of the shares of an underlying fund managed by the Adviser. As of the date of this Prospectus, the Fund intends to allocate substantially all of its assets among the North Square Oak Ridge Disciplined Growth Fund, North Square Dynamic Small Cap Fund, North Square International Small Cap Fund, North Square Oak Ridge Dividend Growth Fund and North Square Global Resources & Infrastructure Fund, and expects to invest 25% or more of its assets in the North Square Oak Ridge Disciplined Growth Fund and North Square Dynamic Small Cap Fund.

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

When the Sub-Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Table of Contents -  Prospectus

Proposal 7. Reorganization of Oak Ridge Small Cap Growth into North Square Oak Ridge Small Cap Growth Fund

The Oak Ridge Small Cap Growth Fund and North Square Oak Ridge Small Cap Growth Fund have principal investment strategies that are substantially the same.  The Funds’ respective principal investment strategies are set forth below.

Oak Ridge Small Cap Growth Fund (Existing Fund)	North Square Oak Ridge Small Cap Growth Fund (New Fund)
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies.
In seeking to achieve the Fund’s investment objective, the Adviser has selected the Sub-Adviser to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies.

When making purchase decisions for the Fund, the Advisor uses a bottom-up approach that involves three primary components:
•   Research — The Advisor analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.

•   Fundamentals — Once a potential investment is identified, the Advisor considers whether the issuer possesses certain attributes that the Advisor believes a “buy” candidate should possess.

•   Valuation — Finally, the Advisor values companies by considering metrics such as price-to-sales ratios and price-to-earnings growth ratios within a peer group.

From this process, the Fund’s portfolio managers construct a list of securities for the Fund to purchase.

When making purchase decisions for the Fund, the Sub-Adviser uses a bottom-up approach that involves three primary components:

•   Research — The Sub-Adviser analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.
•   Fundamentals — Once a potential investment is identified, the Sub-Adviser considers whether the issuer possesses certain attributes that the Sub-Adviser believes a “buy” candidate should possess.
•   Valuation — Finally, the Sub-Adviser values companies by considering metrics such as price-to-sales ratios and price-to-earnings growth ratios within a peer group.

From this process, the Fund’s portfolio managers construct a list of securities for the Fund to purchase.

The Advisor may sell all or a portion of the Fund’s portfolio holding when, in its opinion, one or more of the following occurs: (1) the company’s fundamentals deteriorate; (2) the security becomes overvalued; (3) the Advisor identifies a more attractive investment opportunity for the Fund; or (4) the Fund requires cash to meet redemption requests.

The Sub-Adviser may sell all or a portion of the Fund’s portfolio holding when, in its opinion, one or more of the following occurs: (1) the company’s fundamentals deteriorate; (2) the security becomes overvalued; (3) the Sub-Adviser identifies a more attractive investment opportunity for the Fund; or (4) the Fund requires cash to meet redemption requests.

When the Advisor believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

When the Sub-Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

Table of Contents -  Prospectus

Comparison of Principal Risks

The following charts state the principal risks associated with an investment in each Existing Fund and the corresponding New Fund. The principal risks that apply to an investment in each Existing Fund and its corresponding New Fund are identical (with the exception that a “Liquidity Risk” disclosure has been added for North Square Dynamic Small Cap Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund).

Although an Existing Fund and its corresponding New Fund sometimes use slightly different wording or terminology to describe their respective principal risks, and the “Liquidity Risk” disclosure has been added for certain New Funds, as noted above, such differences do not result in any substantive difference between the principal risks applicable to an investment in an Existing Fund and its corresponding New Fund. The principal risks of each Existing Fund and its corresponding New Fund are functionally the same because the Existing Funds and their corresponding New Funds have identical investment objectives and principal investment strategies that are substantially the same. The actual risks of investing in each Fund depend on the securities held in the Fund’s portfolio and on market conditions, both of which change over time. An investment in a Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Proposal 1. Reorganization of Oak Ridge Disciplined Growth Fund into North Square Oak Ridge Disciplined Growth Fund

Listed below are the principal risks that apply to an investment in the Existing Fund and its corresponding New Fund. A summary description of those principal risks can be found in the “Comparison of Principal Risks” table below.

Oak Ridge Disciplined Growth Fund (Existing Fund)	North Square Oak Ridge Disciplined Growth Fund (New Fund)
•   Equity Risk
•   ETF Risk
•   Foreign Investment Risk
•   Growth-Oriented Investment Strategies Risk
•   IPO Risk
•   Large Cap Company Risk
•   Liquidity Risk
•   Management and Strategy Risk
•   Market Risk
•   Preferred Stock Risk
•   REIT Risk
•   Sector Focus Risk
•   Small Cap and Mid Cap Company Risk
•   Warrants and Rights Risk

•   Equity Risk
•   ETF Risk
•   Foreign Investment Risk
•   Growth-Oriented Investment Strategies Risk
•   IPO Risk
•   Large Cap Company Risk
•   Liquidity Risk
•   Management and Strategy Risk
•   Market Risk
•   Preferred Stock Risk
•   Real Estate Investment Trust (REIT) Risk
•   Sector Focus Risk
•   Small Cap and Mid Cap Company Risk
•   Warrants and Rights Risk

Proposal 2. Reorganization of Oak Ridge Dividend Growth Fund into North Square Oak Ridge Dividend Growth Fund

Listed below are the principal risks that apply to an investment in the Existing Fund and its corresponding New Fund. A summary description of those principal risks can be found in the “Comparison of Principal Risks” table below.
Table of Contents -  Prospectus

Oak Ridge Dividend Growth Fund (Existing Fund)	North Square Oak Ridge Dividend Growth Fund (New Fund)
•   Equity Risk
•   ETF Risk
•   Foreign Investment Risk
•   Growth-Oriented Investment Strategies Risk
•   Large Cap Company Risk
•   Management and Strategy Risk
•   Market Risk
•   Preferred Stock Risk
•   Sector Focus Risk
•   Warrants and Rights Risk

•   Equity Risk
•   ETF Risk
•   Foreign Investment Risk
•   Growth-Oriented Investment Strategies Risk
•   Large Cap Company Risk
•   Management and Strategy Risk
•   Market Risk
•   Preferred Stock Risk
•   Sector Focus Risk
•   Warrants and Rights Risk

Proposal 3. Reorganization of Oak Ridge Dynamic Small Cap Fund into North Square Dynamic Small Cap Fund

Listed below are the principal risks that apply to an investment in the Existing Fund and its corresponding New Fund. A summary description of those principal risks can be found in the “Comparison of Principal Risks” table below.

Oak Ridge Dynamic Small Cap Fund (Existing Fund)	North Square Dynamic Small Cap Fund (New Fund)
•   Equity Risk
•   ETF Risk
•   Foreign Investment Risk
•   IPO Risk
•   Management and Strategy Risk
•   Market Risk
•   Preferred Stock Risk
•   Real Estate Investment Trust (REIT) Risk
•   Reliance on Technology
•   Sector Focus Risk
•   Small-Cap Company Risk
•   Value-Oriented Investment Strategies Risk

•   Equity Risk
•   ETF Risk
•   Foreign Investment Risk
•   IPO Risk
•   Liquidity Risk
•   Management and Strategy Risk
•   Market Risk
•   Preferred Stock Risk
•   Real Estate Investment Trust (REIT) Risk
•   Reliance on Technology
•   Sector Focus Risk
•   Small-Cap Company Risk
•   Value-Oriented Investment Strategies Risk

Proposal 4. Reorganization of Oak Ridge Global Resources & Infrastructure Fund into North Square Global Resources & Infrastructure Fund

Listed below are the principal risks that apply to an investment in the Existing Fund and its corresponding New Fund. A summary description of those principal risks can be found in the “Comparison of Principal Risks” table below.

Oak Ridge Global Resources & Infrastructure Fund (Existing Fund)	North Square Global Resources & Infrastructure Fund (New Fund)
•   Equity Risk
•   Foreign Investment Risk
•   Industry Concentration Risk
o   Agribusiness Industry Risk
o   Infrastructure Industry Risk
o   Natural Resources Companies Risk
o   Timber Industry Risk
•   Large Cap Company Risk
•   Management and Strategy Risk
•   Market Risk
•   Master Limited Partnership Risk
•   Master Limited Partnership Tax Risk
•   Real Estate Investment Trust (REIT) Risk
•   Small Cap and Mid Cap Company Risk
•   Tax Risk

•   Equity Risk
•   Foreign Investment Risk
•   Industry Concentration Risk
o   Agribusiness Industry Risk
o   Infrastructure Industry Risk
o   Natural Resources Companies Risk
o   Timber Industry Risk
•   Large Cap Company Risk
•   Management and Strategy Risk
•   Market Risk
•   Master Limited Partnership Risk
•   Master Limited Partnership Tax Risk
•   Real Estate Investment Trust (REIT) Risk
•   Small Cap and Mid Cap Company Risk
•   Tax Risk

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Proposal 5. Reorganization of Oak Ridge International Small Cap Fund into North Square International Small Cap Fund

Listed below are the principal risks that apply to an investment in the Existing Fund and its corresponding New Fund. A summary description of those principal risks can be found in the “Comparison of Principal Risks” table below.

Oak Ridge International Small Cap Fund (Existing Fund)	North Square International Small Cap Fund (New Fund)
•   Currency Risk
•   Emerging Market Risk
•   Equity Risk
•   ETF Risk
•   Foreign Investment Risk
•   IPO Risk
•   Japan Risk
•   Management and Strategy Risk
•   Market Risk
•   Preferred Stock Risk
•   Real Estate Investment Trust (REIT) Risk
•   Reliance on Technology
•   Sector Focus Risk
•   Small Cap Company Risk
•   Value-Oriented Investment Strategies Risk

•   Currency Risk
•   Emerging Market Risk
•   Equity Risk
•   ETF Risk
•   Foreign Investment Risk
•   IPO Risk
•   Japan Risk
•   Liquidity Risk
•   Management and Strategy Risk
•   Market Risk
•   Preferred Stock Risk
•   Real Estate Investment Trust (REIT) Risk
•   Reliance on Technology
•   Sector Focus Risk
•   Small Cap Company Risk
•   Value-Oriented Investment Strategies Risk

Proposal 6. Reorganization of Oak Ridge Multi Strategy Fund into North Square Multi Strategy Fund

Listed below are the principal risks that apply to an investment in the Existing Fund and its corresponding New Fund. A summary description of those principal risks can be found in the “Comparison of Principal Risks” table below.

Oak Ridge Multi Strategy Fund (Existing Fund)	North Square Multi Strategy Fund (New Fund)
•   Bank Loan Risk
•   Convertible Securities Risk
•   Credit Risk
•   Currency Risk
•   Emerging Market Risk
•   Equity Risk
•   ETF and Mutual Funds Risk
•   Fixed Income Securities Risk
•   Foreign Investment Risk
•   Government-Sponsored Entities Risk
•   Growth-Oriented Investment Strategies Risk
•   High Yield (“Junk”) Bond Risk
•   Inflation-Linked Securities Risk
•   IPO Risk
•   Interest Rate Risk
•   Large Cap Company Risk
•   Management and Strategy Risk
•   Market Risk
•   Mortgage-Backed and Asset-Backed Securities Risk
•   Municipal Securities Risk
•   Preferred Stock Risk
•   Small Cap and Mid Cap Company Risk
•   Value-Oriented Investment Strategies Risk
•   Warrants and Rights Risk

•   Bank Loan Risk
•   Convertible Securities Risk
•   Credit Risk
•   Currency Risk
•   Emerging Market Risk
•   Equity Risk
•   ETF and Mutual Funds Risk
•   Fixed Income Securities Risk
•   Foreign Investment Risk
•   Government-Sponsored Entities Risk
•   Growth-Oriented Investment Strategies Risk
•   High Yield (“Junk”) Bond Risk
•   Inflation-Linked Securities Risk
•   IPO Risk
•   Interest Rate Risk
•   Large Cap Company Risk
•   Liquidity Risk
•   Management and Strategy Risk
•   Market Risk
•   Mortgage-Backed and Asset-Backed Securities Risk
•   Municipal Securities Risk
•   Preferred Stock Risk
•   Small Cap and Mid Cap Company Risk
•   Value-Oriented Investment Strategies Risk
•   Warrants and Rights Risk

Table of Contents -  Prospectus

Proposal 7. Reorganization of Oak Ridge Small Cap Growth Fund into North Square Oak Ridge Small Cap Growth Fund

Listed below are the principal risks that apply to an investment in the Existing Fund and its corresponding New Fund. A summary description of those principal risks can be found in the “Comparison of Principal Risks” table below.

Oak Ridge Small Cap Growth Fund (Existing Fund)	North Square Oak Ridge Small Cap Growth Fund (New Fund)
•   Emerging Market Risk
•   Equity Risk
•   ETF and Mutual Funds Risk
•   Foreign Investment Risk
•   Growth-Oriented Investment Strategies Risk
•   IPO Risk
•   Management and Strategy Risk
•   Market Risk
•   Preferred Stock Risk
•   Real Estate Investment Trust (REIT) Risk
•   Sector Focus Risk
•   Small Cap Company Risk
•   Warrants and Rights Risk

•   Emerging Market Risk
•   Equity Risk
•   ETF and Mutual Funds Risk
•   Foreign Investment Risk
•   Growth-Oriented Investment Strategies Risk
•   IPO Risk
•   Liquidity Risk
•   Management and Strategy Risk
•   Market Risk
•   Preferred Stock Risk
•   Real Estate Investment Trust (REIT) Risk
•   Sector Focus Risk
•   Small Cap Company Risk
•   Warrants and Rights Risk

The following is a discussion of the principal risks that apply to investments in the Funds. Please see the discussion above for a list of risks applicable to each Fund.

Comparison of Principal Risks
Existing Funds	New Funds
Bank Loan Risk. Bank loans and loan participations are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid or subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the ability to dispose of particular bank loans. Bank loans may also be subject to extension risk and prepayment risk.

Bank Loan Risk. Bank loans and loan participations are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loans are relatively illiquid or subject to restrictions on resale or assignment and may be difficult to value, which will have an adverse impact on the ability to dispose of particular bank loans in a favorable or timely fashion. Bank loans may also be subject to extension risk and prepayment risk.  Transactions in bank loans are often subject to longer settlement periods (in excess of the standard T+2 days settlement cycle for most securities and often longer than seven days). As a result, sale proceeds potentially will not be available to the Fund to make additional investments or to use proceeds to meet its current redemption obligations. The Fund thus is subject to the risk of selling other investments at disadvantageous times or prices, or taking other actions necessary to raise cash to meet its redemption obligations such as borrowing from a bank or holding additional cash, which could result in losses to the Fund. In addition, bank loans and other similar instruments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

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Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Table of Contents -  Prospectus

ETF and Mutual Funds Risk. The Fund’s investment in ETFs and mutual funds (including other funds managed by the Fund’s advisor), generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. It may also be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. An ETF may also trade at a discount to its net asset value. Investing in ETFs or mutual funds involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
Oak Ridge Multi Strategy Fund and Small Cap Growth Only: The Fund may invest in affiliated mutual funds managed by the Advisor. The Advisor may be subject to potential conflicts of interest in selecting underlying funds because the management fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated and unaffiliated underlying funds. To the extent the Fund invests a significant percentage of its assets in any one affiliated mutual fund or across multiple affiliated mutual funds, the Fund will be subject to a greater degree to the risks particular to the investment strategies employed by the Advisor.

ETF and Mutual Funds Risk. The Fund’s investment in ETFs and mutual funds (including other funds managed by the Adviser), generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. It may also be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. An ETF may also trade at a discount to its net asset value. Investing in ETFs or mutual funds may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
North Square Multi Strategy Fund Only: The Fund may invest in affiliated mutual funds managed by North Square. The Adviser or Sub-Adviser may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated and unaffiliated underlying funds. To the extent the Fund invests a significant percentage of its assets in any one affiliated mutual fund or across multiple affiliated mutual funds, the Fund will be subject to a greater degree to the risks particular to the investment strategies employed by the Adviser or Sub-Adviser.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer.

Foreign Investment Risk. The Fund’s investments in underlying funds that invest in foreign stocks or the Fund’s direct investments in foreign securities can be riskier than U.S. stock investments. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Table of Contents -  Prospectus

Government-Sponsored Entities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

Government-Sponsored Entities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

High Yield (“junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Industry Concentration Risk. The Fund’s investments will be concentrated in each of the natural resources and infrastructure groups of industries. The focus of the Fund’s portfolio on these specific groups of industries may present more risks than if the portfolio were broadly diversified over numerous groups of industries.

Agribusiness Industry Risk. Economic forces, including forces affecting the agricultural commodity, energy and financial markets, as well as government policies and regulations affecting the agricultural industry and related industries, could adversely affect agribusiness companies. Agricultural production and trade flows are significantly affected by government policies and regulations. In addition, agribusiness companies must comply with a broad range of environmental laws and regulation. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on agribusiness companies and may affect the Fund’s performance.

Infrastructure Industry Risk. Companies within the infrastructure industry are susceptible to adverse economic or regulatory occurrences. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure and utilities assets. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund’s performance.

Natural Resources Companies Risk. The Fund’s investments in natural resources companies will be subject to the risk that prices of these securities may fluctuate widely in response to the level and volatility of commodity prices; exchange rates; import controls; domestic and global competition; environmental regulation and liability for environmental damage; mandated expenditures for safety or pollution control; the success of exploration projects; depletion of resources; tax policies; and other governmental regulation. Investments in natural resources companies can be significantly affected by changes in the supply of or demand for various natural resources.

Timber Industry Risk. Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental, health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products. Any factors affecting timber companies could have a significant effect on the Fund’s performance.

Industry Concentration Risk. The Fund’s investments will be concentrated in each of the natural resources and infrastructure groups of industries. The focus of the Fund’s portfolio on these specific groups of industries may present more risks than if the portfolio were broadly diversified over numerous groups of industries.

Agribusiness Industry Risk. Economic forces, including forces affecting the agricultural commodity, energy and financial markets, as well as government policies and regulations affecting the agricultural industry and related industries, could adversely affect agribusiness companies. Agricultural production and trade flows are significantly affected by government policies and regulations. In addition, agribusiness companies must comply with a broad range of environmental laws and regulation. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on agribusiness companies and may affect the Fund’s performance.

Infrastructure Industry Risk. Companies within the infrastructure industry are susceptible to adverse economic or regulatory occurrences. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure and utilities assets. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund’s performance.

Natural Resources Companies Risk. The Fund’s investments in natural resources companies will be subject to the risk that prices of these securities may fluctuate widely in response to the level and volatility of commodity prices; exchange rates; import controls; domestic and global competition; environmental regulation and liability for environmental damage; mandated expenditures for safety or pollution control; the success of exploration projects; depletion of resources; tax policies; and other governmental regulation. Investments in natural resources companies can be significantly affected by changes in the supply of or demand for various natural resources.

Timber Industry Risk. Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental, health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products. Any factors affecting timber companies could have a significant effect on the Fund’s performance.

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Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as Treasury inflation-protected securities (“TIPS”) are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as Treasury inflation-protected securities (“TIPS”) are adjusted periodically to a specified rate of inflation (e.g. the Consumer Price Index). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term and lower rated securities being more volatile than shorter-term securities and higher rated securities. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term and lower rated securities being more volatile than shorter-term securities and higher rated securities. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Risks associated with rising interest rates are heightened given that interest rates in the U.S. have been at near historic lows. Interest rates have recently increased and are likely to continue to increase in the future with unpredictable effects on the financial markets and the Fund’s investments.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Japan Risk. The growth of Japan’s economy has historically lagged behind that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan; however, the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.

Japan Risk. The growth of Japan’s economy has historically lagged behind that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan; however, the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Management and Strategy Risk. The value of your investments depends on the judgment of the Fund’s Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. To the extent that the Fund invests a significant percentage of its assets in any one underlying fund, the Fund will be subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

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Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Master Limited Partnership Risk. Investment in securities of a MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in low volumes due to their small capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Changes in existing laws, regulations or enforcement policies governing the energy sector could significantly increase the compliance costs of MLPs. Certain MLPs could, from time to time, be held responsible for implementing remediation measures, the cost of which may not be recoverable from insurance. The Fund will select its investments in MLPs from the current small pool of issuers. Demand for investment opportunities in MLPs that operate energy-related businesses may exceed supply, which could make it difficult to operate the Fund.

Master Limited Partnership Risk. Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in low volumes due to their small capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Changes in existing laws, regulations or enforcement policies governing the energy sector could significantly increase the compliance costs of MLPs. Certain MLPs could, from time to time, be held responsible for implementing remediation measures, the cost of which may not be recoverable from insurance. The Fund will select its investments in MLPs from the current small pool of issuers. Demand for investment opportunities in MLPs that operate energy-related businesses may exceed supply, which could make it difficult to operate the Fund.

MLP Tax Risk. A change in current tax law, or a change in the business of an MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which could result in the MLP being required to pay U.S. federal income tax, excise tax or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be treated as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entities for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.

Master Limited Partnership Tax Risk. A change in current tax law, or a change in the business of an MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which could result in the MLP being required to pay U.S. federal income tax, excise tax or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be treated as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entities for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.

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Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Municipal Securities Risk. Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

Municipal Securities Risk. Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Real Estate Investment Trust (REIT) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Investment in REITs is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

Real Estate Investment Trust (REIT) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Investment in REITs is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

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Reliance on Technology. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third party hardware and software.

Reliance on Technology. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized.  Such automation and computerization relies on an extensive amount of both proprietary software and third party hardware and software.

Sector Focus Risk. Each Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. At times the performance of a Fund’s investments may lag the performance of other sectors or the broader market as a whole. Such underperformance may continue for extended periods of time.

With respect to the Oak Ridge Global Resources & Infrastructure Fund, as of March 31, 2018, 44.9% of the Fund’s assets were invested in the energy sector and 44.3% of the Fund’s assets were invested in the materials sector.

Energy Sector Risk. Performance of companies in the energy sector may be adversely impacted by fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, energy conservation or use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, or terrorist threats or attacks, among others. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may affect adversely companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure.

Materials Sector Risk. Performance of companies in the materials sector may be adversely impacted by the level and volatility of commodity prices, exchange rates, import and export controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. At times the performance of the Fund’s investments may lag the performance of other sectors or the broader market as a whole. Such underperformance may continue for extended periods of time.

With respect to the Oak Ridge Global Resources & Infrastructure Fund (the predecessor fund), as of March 31, 2018, 44.9% of the Fund’s assets were invested in the energy sector and 44.3% of the Fund’s assets were invested in the materials sector.

Energy Sector Risk. Performance of companies in the energy sector may be adversely impacted by fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, energy conservation or use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, or terrorist threats or attacks, among others. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may affect adversely companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure.

Materials Sector Risk. Performance of companies in the materials sector may be adversely impacted by the level and volatility of commodity prices, exchange rates, import and export controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control.

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Small Cap Company Risk. The securities of small capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Small Cap Company Risk. The securities of small capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Small Cap and Mid Cap Company Risk. The securities of small capitalization and mid capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Small Cap and Mid Cap Company Risk. The securities of small capitalization and mid capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, the Fund must, among other requirements, derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

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Comparison of Fundamental Investment Policies

Each New Fund has adopted fundamental investment policies that are identical to those of the corresponding Existing Fund. A “fundamental” investment policy is one that may not be changed by the fund’s board of trustees or directors without an affirmative shareholder vote of the lesser of (1) 67% or more of the shares of a fund present at a shareholder meeting, if more than 50% of the fund’s outstanding shares are represented at the shareholder meeting in person or by proxy, or (2) more than 50% of the outstanding shares entitled to vote at a shareholder meeting. The following chart states the fundamental investment policies of each Existing Fund and of each corresponding New Fund.
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	Existing Funds	New Funds
Senior Securities
Each Fund may not issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales or investing in financial futures, swaps, when-issued or delayed delivery securities, or reverse repurchase agreements.

Each Fund may not issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales or investing in financial futures, swaps, when-issued or delayed delivery securities, or reverse repurchase agreements.

Underwriting	Each Fund may not act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio.	Each Fund may not act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio.
Diversification
Each Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Each Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Industry Concentration (each Fund other than Oak Ridge Global Resources & Infrastructure Fund and its corresponding New Fund)
Each Fund may not invest 25% or more of its total assets, calculated at the time of purchase, in any one industry (other than securities issued by the U.S. Government, its agencies or instrumentalities).

Each Fund may not invest 25% or more of its total assets, calculated at the time of purchase, in any one industry or group of industries (other than securities issued by the U.S. Government, its agencies or instrumentalities).

Industry Concentration (Oak Ridge Global Resources & Infrastructure Fund and its corresponding New Fund)
The Fund may not invest 25% or more of its total assets, calculated at the time of purchase, in any one industry (other than securities issued by the U.S. Government, its agencies or instrumentalities), except that the Fund will concentrate (that is, invest 25% or more of its net assets) in each of the natural resources and infrastructure groups of industries.

The Fund may not invest 25% or more of its total assets, calculated at the time of purchase, in any one industry or group of industries (other than securities issued by the U.S. Government, its agencies or instrumentalities), except that the Fund will concentrate (that is, invest 25% or more of its net assets) in each of the natural resources and infrastructure groups of industries.

Real Estate
Each Fund may not purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs.

Each Fund may not purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs.

Loans
Each Fund may not make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements or, (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets.

Each Fund may not make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements or, (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets.

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Commodities
Each Fund may not purchase or sell commodities or commodity futures contracts (although the Fund may invest in financial futures and in companies involved in the production, extraction, or processing of agricultural, energy, base metals, precious metals, and other commodity-related products)

Each Fund may not purchase or sell commodities or commodity futures contracts (although the Fund may invest in financial futures and in companies involved in the production, extraction, or processing of agricultural, energy, base metals, precious metals, and other commodity-related products)

Comparison of Non-Fundamental Investment Policies

Each New Fund has adopted non-fundamental investment policies that are identical to those of the corresponding Existing Fund. A “non-fundamental” investment policy is one that may be changed by the fund’s board of trustees or directors without a shareholder vote. The following chart states the non-fundamental investment policies of each Existing Fund and of each corresponding New Fund.

	Existing Funds	New Funds
Illiquid Securities
Each Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

Each Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

Investments in Shares of Other Investment Companies
The Oak Ridge Small Cap Growth Fund, the Oak Ridge International Small Cap Fund, the Oak Ridge Dynamic Small Cap Fund, the Oak Ridge Disciplined Growth Fund, the Oak Ridge Dividend Growth Fund, and the Oak Ridge Global Resources & Infrastructure Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that each of these Funds may not acquire any securities of registered open-end investment companies or registered UITs in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

The North Square Oak Ridge Small Cap Growth Fund, the North Square International Small Cap Fund, the North Square Dynamic Small Cap Fund, the North Square Oak Ridge Disciplined Growth Fund, the North Square Oak Ridge Dividend Growth Fund, and the North Square Global Resources & Infrastructure Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that each of these Funds may not acquire any securities of registered open-end investment companies or registered UITs in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

Comparison of Performance

No performance information is included here as the New Funds have not yet commenced investment operations. If the Reorganizations are approved by the shareholders of the Existing Funds, it is anticipated that each New Fund will adopt the performance history and the financial statements of the corresponding Existing Fund at the closing of the Reorganizations. Performance information for the Existing Funds is presented in the Existing Funds’ Prospectuses, and more current performance information is available at www.oakridgeinvest.com. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

COMPARISON OF INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS

Investment Adviser

North Square Investments, LLC (defined above as “NSI” or the “Adviser”), a Delaware limited liability company with its principal place of business at 10 South LaSalle Street, Suite 1925, Chicago, Illinois 60603, will be the investment adviser for each New Fund pursuant to an investment advisory agreement between NSI and the New Trust (the “Advisory Agreement”). Founded in 2018, NSI is an investment adviser registered with the SEC and provides investment advisory and related services to institutions and high net worth investors. As part of the Acquisition, NSI acquired a minority stake in ORI, which had approximately $1.7 billion in assets under management and provided investment advice with respect to another approximately $300 million in assets as of June 30, 2018.

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 Under the Advisory Agreement, NSI is responsible for providing or overseeing the provision of all investment management services to the New Funds, including furnishing a continuous investment program for each New Fund and determining what securities and other investments the New Funds should buy and sell. NSI, together with the administrator to the New Funds, is also responsible for assisting in the supervision and coordination of all aspects of the New Funds’ operations, including the coordination of the New Funds’ other services providers and the provision of related administrative and other services. NSI is authorized to delegate certain of its duties with respect to a New Fund to one or more sub-advisers. NSI has engaged the Sub-Advisers pursuant to this authority and is responsible for overseeing the Sub-Advisers and recommending their hiring, termination, and replacement for approval by the New Trust Board.  NSI is also responsible for determining the portion of each New Fund’s assets to be managed by any given sub-adviser and reallocating those assets as necessary from time to time.

For each New Fund, NSI retains overall responsibility for the management and investment of the assets of the New Fund. In this capacity, NSI plays an active role in overseeing, monitoring and reviewing each Sub-Adviser in the performance of its duties. NSI monitors the investment performance of each Sub-Adviser and also evaluates the portfolio management teams to determine whether their investment activities remain consistent with the New Funds’ investment objectives, strategies and policies. NSI also monitors changes that may impact a Sub-Adviser’s overall business and regularly performs due diligence reviews of each Sub-Adviser. In addition, NSI obtains detailed, comprehensive information concerning each Sub-Adviser’s performance and New Fund operations and provides regular reports on these matters to the New Trust Board. In its role as sponsor and primary investment adviser to the New Funds, NSI assumes reputational and other risks associated with the operation of each New Fund and provides the New Funds with access to other services provided by NSI and its affiliates, as well as the ability to use NSI’s name and brand.

Sub-Advisers

Oak Ridge Investments, LLC (defined above as “ORI” or a “Sub-Adviser”), a Delaware limited liability company with its principal place of business at 10 South LaSalle Street, Suite 1900, Chicago, Illinois 60603, is the current investment adviser for each Existing Fund. ORI will serve as the sub-adviser for the following New Funds that correspond to the Existing Funds for which ORI acts as the sole investment adviser: North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund. Founded in 1989, ORI is registered as an investment adviser with the SEC and provides investment advisory services to investment companies, institutional clients, and high net worth individuals. As of June 30, 2018, ORI had approximately $1.7 billion in assets under management and provided investment advice with respect to another approximately $300 million in assets.

Algert Global LLC (defined above as “Algert Global” or a “Sub-Adviser”), with its principal place of business at One Maritime Plaza, Suite 1525, San Francisco, California 94111, is the sub-adviser for each of Oak Ridge International Small Cap Fund and Oak Ridge Dynamic Small Cap Fund. Algert Global will be the sub-adviser for the corresponding New Funds: North Square International Small Cap Fund and North Square Dynamic Small Cap Fund. Algert Global was founded in 2002 and is registered as an investment adviser with the SEC. As of June 30, 2018, Algert Global had approximately $2.2 billion in assets under management.

Capital Innovations, LLC (defined above as “Capital Innovations” or a “Sub-Adviser”), with its principal place of business at 325 Forest Grove Drive, Suite 100, Pewaukee, Wisconsin 53072, is the sub-adviser for Oak Ridge Global Resources & Infrastructure Fund. Capital Innovations will be the sub-adviser for the corresponding New Fund: North Square Global Resources & Infrastructure Fund. Capital Innovations was founded in 2007 and is registered as an investment adviser with the SEC. Capital Innovations provides investment advisory services for investment companies, institutional clients and high net worth individuals. As of March 31, 2018, Capital Innovations had approximately $110 million in assets under management.
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For their respective New Funds, ORI, Algert Global and Capital Innovations will be responsible for the day-to-day portfolio management, selection of the portfolio investments and supervision of the portfolio transactions, subject to the general oversight of the New Trust Board and NSI.

Management Fees

For their services as investment advisers to the Existing Funds and the New Funds, ORI and NSI are entitled to receive annual investment advisory fees, calculated daily and payable monthly, based on each Fund’s average daily net assets, respectively. The following chart states the annual investment advisory fees that ORI and NSI are entitled to receive based on each the average daily net assets of the Existing Funds and the New Funds, respectively. The contractual management fee rate for each Existing Fund and its corresponding New Funds are identical.

Existing Fund Annual Fee (as a % of Average Daily Net Assets)	New Fund Annual Fee (as a % of Average Daily Net Assets)
Oak Ridge Disciplined Growth Fund 0.70%	North Square Oak Ridge Disciplined Growth Fund 0.70%
Oak Ridge Dividend Growth Fund 0.75%	North Square Oak Ridge Dividend Growth Fund 0.75%
Oak Ridge Dynamic Small Cap Fund 0.90%	North Square Dynamic Small Cap Fund 0.90%
Oak Ridge Global Resources & Infrastructure Fund 1.00% First $500 million 0.95% Next $500 million 0.90% Next $4 billion 0.85% Over $5 billion	North Square Global Resources & Infrastructure Fund 1.00% First $500 million 0.95% Next $500 million 0.90% Next $4 billion 0.85% Over $5 billion
Oak Ridge International Small Cap Fund 1.00%	North Square International Small Cap Fund 1.00%
Oak Ridge Multi Strategy Fund 0.00% for Fund assets invested in affiliated investments 0.50% for Fund assets invested in non-affiliated investments	North Square Multi Strategy Fund 0.00% for Fund assets invested in affiliated investments 0.50% for Fund assets invested in non-affiliated investments
Oak Ridge Small Cap Growth Fund 0.85% First $1 billion 0.80% Over $1 billion	North Square Oak Ridge Small Cap Growth Fund 0.85% First $1 billion 0.80% Over $1 billion

With respect to each New Fund, NSI has contractually agreed to establish Expense Caps for the various share classes of each of the New Funds, under which NSI will waive its fees and/or pay for or reimburse expenses for each New Fund in order to maintain the New Fund’s total net operating expense ratio (excluding certain types of expenses described below) at a level not greater than the current total net operating expense ratio (excluding the same types of expenses described below) of the corresponding Existing Fund for a period of at least two years from the Closing Date for North Square Oak Ridge Small Cap Growth Fund and North Square Global Resources & Infrastructure Fund and until at least February 19, 2029 for North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Oak Ridge Disciplined Growth Fund. Therefore, following the Reorganizations, the Existing Fund shareholders will not experience an increase in fees and expenses with respect to their investment in a New Fund for at least two years (North Square Oak Ridge Small Cap Growth Fund and North Square Global Resources & Infrastructure Fund) or until at least February 19, 2029 (North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Oak Ridge Disciplined Growth Fund) (not including any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses). Following the expiration of the Expense Cap after the periods noted above, it is possible that the total annual fund operating expenses of certain share classes of a New Fund may be higher than the current total annual fund operating expenses of the corresponding share class of its Existing Fund, based in part on the asset size of the New Fund at that time, if the Expense Cap is not extended by NSI.  Details of each Fund’s Expense Cap is included in the “Comparison of Fees and Expenses” discussion above.
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A discussion regarding the basis for the New Trust Board’s approval of the Advisory Agreement and the sub-advisory agreements for ORI, Algert Global and Capital Innovations, as applicable, for each of the New Funds will be available in each New Fund’s next shareholder report following the close of the Reorganizations.

Portfolio Managers

The portfolio managers of ORI, Algert Global and Capital Innovations who are currently responsible for the day-to-day management of each Existing Fund’s portfolio and have been principally responsible for the day-to-day management of each Existing Fund’s portfolio since its inception will continue to be responsible for the day-to-day management of each corresponding New Fund’s portfolio following the Reorganizations. Each Existing Fund’s Statement of Additional Information dated October 1, 2018 (with respect to each Fund other than the Oak Ridge Global Resources & Infrastructure Fund) and August 1, 2018 (with respect to the Oak Ridge Global Resources & Infrastructure Fund), which is incorporated by reference into this Proxy Statement/Prospectus, provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Existing Funds.

Oak Ridge Investments, LLC

David M. Klaskin and Robert G. McVicker of ORI will be jointly and primarily responsible for the day-to-day management of the portfolios of the North Square Oak Ridge Small Cap Growth Fund, North Square Multi Strategy Fund and North Square Oak Ridge Disciplined Growth Fund.

David M. Klaskin of Oak Ridge will be primarily responsible for the day-to-day management of the North Square Oak Ridge Dividend Growth Fund.

David M. Klaskin has 34 years of investment experience. He co-founded Oak Ridge and has served as its Chief Executive Officer and Chief Investment Officer since 1989. He chairs the firm’s Executive Committee and the equity selection team. He is also a co-portfolio manager for the firm’s all cap, large cap, and small to mid cap equity portfolios and is the portfolio manager of the firm’s dividend growth portfolio.

Robert G. McVicker has 29 years of investment experience. Mr. McVicker has served as Executive Vice President and Senior Portfolio Manager of the Adviser since 1989. He is a member of the firm’s equity selection team. He is co-portfolio manager for the firm’s all cap, large cap, and small to mid cap equity portfolios and serves as director of research with responsibility for coordinating, directing and implementing the firm’s qualitative/quantitative equity research.

Algert Global LLC

Peter Algert, Bram Zeigler and Ian Klink of Algert Global will be jointly and primarily responsible for the day-to-day management of the North Square Dynamic Small Cap Fund’s portfolio.

Peter Algert and Bram Zeigler of Algert Global will be jointly and primarily responsible for the day-to-day management of the portfolios of the North Square International Small Cap Fund.

Peter Algert, Ph.D, has 22 years of investment experience. Mr. Algert is the Chief Investment Officer and Chief Executive Officer of Algert Global, which he co-founded in 2002. Mr. Algert was previously a Managing Director at Barclays Global Investors, where he served as the Global Head of Research focusing on stock selection strategies. Prior to that, Mr. Algert was a Director at KMV Corporation where he worked in the areas of empirical modeling and management of credit risk. Mr. Algert received his B.A. in Economics from the University of California, Santa Cruz and his Ph.D. from UC Berkeley’s Haas School of Business.
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Ian Klink, Ph.D, has 5 years of investment experience. Mr. Klink is a research analyst and portfolio manager for the Sub-Adviser. Mr. Klink joined Algert Global in 2011. Mr. Klink received his B.S. in Chemical Engineering from the University of Oklahoma and his Ph.D in Chemical Engineering at the University of California, Davis during which time he concurrently earned an MBA, with a focus in Finance. He also completed coursework toward postdoctoral studies in Chemical Engineering.

Bram Zeigler has 19 years of investment experience. Mr. Zeigler is a research analyst and portfolio manager responsible for the Sub-Adviser. Mr. Zeigler joined Algert Global in 2004. Mr. Zeigler was previously a Vice President at Charles Schwab & Co. where he worked in the areas of correspondent order flow valuation, market maker profitability, and execution quality. Prior to that, Mr. Zeigler worked at the National Association of Securities Dealers where he worked on market microstructure issues affecting The NASDAQ Stock Market. During his time at NASD, he developed the original idea for NASDAQ’s SuperMontage trading system, for which he is listed as inventor on the patent. Mr. Zeigler received his B.A. in Economics from Dickinson College and his M.A. in Economics from Washington University in St. Louis.

Capital Innovations LLC

Michael D. Underhill and Susan L. Dambekaln of Capital Innovations will be jointly and primarily responsible for the day-to-day management of the North Square Global Resources & Infrastructure Fund’s portfolio. The Sub-Adviser utilizes a team-based approach in managing the Fund. Mr. Underhill and Ms. Dambekaln are the leaders of this team and comprise the Allocation Committee, which is responsible for the allocations of the Fund’s investments among the various asset classes.

Michael D. Underhill has served as the Chief Investment Officer and portfolio manager for Capital Innovations since he co-founded the firm in 2007. Mr. Underhill has over 27 years of investment industry experience.

Susan L. Dambekaln has served as a portfolio manager for Capital Innovations since she co-founded the firm in 2007. Ms. Dambekaln has over 24 years of investment industry experience.

Distributor

IMST Distributors, LLC (“IMST Distributors”), with its principal place of business at Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for each Existing Fund. Compass Distributors, LLC (“Compass Distributors”), with its principal place of business at Three Canal Plaza, Suite 100, Portland, Maine 04101, will be the distributor for each New Fund.  IMST Distributors, LLC and Compass Distributors, LLC are both affiliates of Foreside Distributors, LLC.

Other Third Party Service Providers

UMB Fund Services, Inc. (defined above as “UMBFS”), with its principal place of business at 235 West Galena Street, Milwaukee, Wisconsin 53212, and Mutual Fund Administration Corporation (defined above as “MFAC”), with its principal place of business at 2220 E. Route 66, Suite 226, Glendora, California 91740, are co-administrators for the Existing Funds. U.S. Bancorp Fund Services, LLC (defined above as “USBFS”), with its principal place of business at 615 East Michigan Street, Milwaukee, Wisconsin 53202 will be the administrator for the New Funds.
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UMBFS is also the fund accountant, transfer agent and dividend disbursing agent for the Existing Funds. USBFS will be the fund accountant, transfer agent and dividend disbursing agent for the New Funds.

UMB Bank, n.a. (defined above as “UMB”), an affiliate of UMBFS, is the custodian of the assets of the Existing Funds. U.S. Bank, N.A. (defined above as “USB”), an affiliate of USBFS, will be the custodian of the assets of the New Funds.

Tait, Weller & Baker LLP, with its principal place of business at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Existing Funds. Tait, Weller & Baker LLP will be the independent registered public accounting firm for the New Funds.

COMPARISON OF DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

	Existing Funds	New Funds
Distribution and Service (Rule 12b-1) Plan
The Existing Trust, on behalf of each Existing Fund, has adopted a Rule 12b-1 plan (the “12b-1 Plan”) with respect to each Existing Fund’s Class A shares and Class C Shares, as applicable. Under the 12b-1 Plan, a Fund pays to IMST Distributors distribution fees in connection with the sale and distribution of the Existing Fund’s Class A and Class C shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of shareholder accounts. For Class A shares, the maximum annual fee payable to IMST Distributors for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C Shares, the maximum annual fees payable to IMST Distributors for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets attributable to such shares.

IMST Distributors may pay any or all amounts received under the 12b-1 Plan to other persons for any distribution or shareholder liaison services provided by such persons to the Existing Funds. Payments under the 12b-1 Plan are not tied exclusively to distribution expenses actually incurred by IMST Distributors or others and the payments may exceed or be less than the amount of expenses actually incurred. In the case of Class C Shares, 12b-1 fees together with the CDSC are used to finance the costs of advancing sales commissions paid to broker-dealers. After the first 12 months, the broker-dealers may receive the ongoing 12b1-fees associated with their clients’ investment.

Since these fees are paid out of each Existing Fund’s assets attributable to Class A and Class C shares, these fees will increase the cost of your investment and, over time, may cost you more than paying other types of sales charges. The net income attributable to Class A shares and Class C shares will be reduced by the amount of distribution and service fees and other expenses of an Existing Fund associated with the relevant class of shares.

Class I and Class K shares are not subject to any distribution and service fees under the 12b-1 Plan.

The New Trust, on behalf of each New Fund, has adopted a Rule 12b-1 plan (the “12b-1 Plan”) with respect to each New Fund’s Class A shares and Class C Shares, as applicable. Under the 12b-1 Plan, a New Fund pays to the Compass Distributors distribution fees in connection with the sale and distribution of the New Fund’s Class A and Class C shares and/or shareholder liaison service fees in connection with the provision of services to shareholders of each such Class and the maintenance of shareholder accounts. For Class A shares, the maximum annual fee payable to Compass Distributors for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C Shares, the maximum annual fees payable to Compass Distributors for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets attributable to such shares.

Compass Distributors may pay any or all amounts received under the 12b-1 Plan to other persons for any distribution or shareholder liaison services provided by such persons to the New Funds. Payments under the 12b-1 Plan are not tied exclusively to distribution expenses actually incurred by Compass Distributors or others and the payments may exceed or be less than the amount of expenses actually incurred. In the case of Class C Shares, 12b-1 fees together with the CDSC are used to finance the costs of advancing sales commissions paid to broker-dealers. After the first 12 months, the broker-dealers may receive the ongoing 12b1-fees associated with their clients’ investment.

Since these fees are paid out of each New Fund’s assets attributable to Class A and Class C shares, these fees will increase the cost of your investment and, over time, may cost you more than paying other types of sales charges. The net income attributable to Class A shares and Class C shares will be reduced by the amount of distribution and shareholder liaison service fees and other expenses of a New Fund associated with the relevant class of shares.

Class I and Class K shares are not subject to any distribution and shareholder liaison service fees under the 12b-1 Plan.

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Shareholder Service Plan
The Oak Ridge International Small Cap Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge Dividend Growth Fund, Oak Ridge Disciplined Growth Fund, and Oak Ridge Global Resources & Infrastructure Fund may pay a fee at an annual rate of up to 0.15% of its average daily net assets attributable to Class A shares and Class I shares, as applicable, to shareholder servicing agents. Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Existing Funds on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

The Trust, on behalf of the New Funds, has adopted a Shareholder Service Plan (the “Shareholder Service Plan”) with respect to each of the New Fund’s Class A shares, Class C Shares and Class I Shares, as applicable. Under the Shareholder Service Plan, the New Funds may pay a fee at an annual rate of up to 0.15% of its average daily net assets attributable to Class A shares, Class C shares and Class I shares, as applicable, to shareholder servicing agents. Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

Additional Payments to Broker-Dealers and Other Financial Intermediaries
ORI or the Oak Ridge Small Cap Growth Fund or Oak Ridge Multi Strategy Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, some of which may be affiliates, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

ORI, out of its own resources, and without additional cost to the Existing Funds or their shareholders, may provide additional cash payments or non-cash compensation to broker-dealers or intermediaries that sell shares of the Existing Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. ORI may pay cash compensation for inclusion of the Funds on a sales list, including a preferred or select sales list, or in other sales programs, or may pay an expense reimbursement in cases where the intermediary provides shareholder services to the Existing Funds’ shareholders. ORI may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

NSI, out of its own resources, and without additional cost to the New Funds or their shareholders, may provide additional cash payments or non-cash compensation to broker-dealers or intermediaries that sell shares of the New Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. NSI may pay cash compensation for inclusion of the New Funds on a sales list, including a preferred or select sales list, or in other sales programs, or may pay an expense reimbursement in cases where the intermediary provides shareholder services to the New Funds’ shareholders. NSI may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

COMPARISON OF PURCHASE AND REDEMPTION PROCEDURES

The following table highlights and compares the purchase, redemption, and exchange policies and procedures of the Existing Funds and the New Funds.  For a more complete discussion of each Fund’s purchase, redemption, and exchange policies and procedures, please see the applicable section of that Fund’s Prospectus.

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Existing Funds	New Funds
To purchase shares of the Existing Funds, you must invest at least the minimum amount indicated in the following table.

From time to time, a financial intermediary may modify or waive the initial and subsequent investment minimums. You may make an initial investment in an amount greater than the minimum amounts shown in the preceding table and an Existing Fund may, from time to time, reduce or waive the minimum initial investment amounts.

To purchase shares of the New Funds, you must invest at least the minimum amount indicated in the following table.

From time to time, a financial intermediary may modify or waive the initial and subsequent investment minimums. You may make an initial investment in an amount greater than the minimum amounts shown in the preceding table and a New Fund may, from time to time, reduce or waive the minimum initial investment amounts.

Purchases
You may purchase shares on any day that the New York Stock Exchange is open for business.  The purchase price you will pay for an Existing Fund’s shares will be at the next NAV (plus any sales charge, as applicable) calculated after the Transfer Agent or your authorized financial intermediary receives your request in good order. “Good order” means that your purchase request includes: (1) the name of the Existing Fund and share class to be purchased, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to Oak Ridge Funds. All requests received in good order before 4:00 p.m. (Eastern Time) on any business day will be processed on that same day. Requests received at or after 4:00 p.m. (Eastern Time) will be transacted at the next business day’s NAV (plus any sales charge, if applicable).

Shares of an Existing Fund may be purchased by check, by wire transfer of funds via a bank or through an approved financial intermediary (i.e., a supermarket, investment adviser, financial planner or consultant, broker, dealer or other investment professional and their agents) authorized by the Existing Fund to receive purchase orders. Financial intermediaries may provide varying arrangements for their clients to purchase and redeem shares, which may include different sales charges, additional fees and different investment minimums.

Class A shares of the Existing Funds are sold at the public offering price, which is the NAV plus an initial maximum sales charge which varies with the amount you invest as shown in the following chart. This means that part of your investment in the Existing Funds will be used to pay the sales charge.

*    The offering price includes the sales charge.
**   There is no initial sales charge on purchases of Class A shares in an account or accounts with an accumulated value of $500,000 or more, but a CDSC of 1.00% will be imposed to the extent a finder’s fee was paid in the event of certain redemptions within 12 months of the date of purchase.
Class C Shares of the Existing Funds are sold at NAV and are subject to a CDSC of 1.00% on any shares you sell within 12 months of purchasing them.
Class I and Class K shares are not subject to any initial sales charge. There also are no CDSC imposed on redemptions of Class I and Class K shares.
The sales charges described above may be reduced or waived by the Existing Funds.

You may purchase shares on any day that the New York Stock Exchange is open for business.  The purchase price you will pay for a New Fund’s shares will be at the next NAV (plus any sales charge, as applicable) calculated after the Transfer Agent or your authorized financial intermediary receives your request in good order. “Good order” means that your purchase request includes: (1) the name of the New Fund and share class to be purchased, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to North Square Funds. All requests received in good order before 4:00 p.m. (Eastern Time) on any business day will be processed on that same day. Requests received at or after 4:00 p.m. (Eastern Time) will be transacted at the next business day’s NAV (plus any sales charge, if applicable).

Shares of a New Fund may be purchased by check, by wire transfer of funds via a bank or through an approved financial intermediary (i.e., a supermarket, investment adviser, financial planner or consultant, broker, dealer or other investment professional and their agents) authorized by the Fund to receive purchase orders. Financial intermediaries may provide varying arrangements for their clients to purchase and redeem shares, which may include different sales charges, additional fees and different investment minimums.

Class A shares of the New Funds are sold at the public offering price, which is the NAV plus an initial maximum sales charge which varies with the amount you invest as shown in the following chart. This means that part of your investment in the Funds will be used to pay the sales charge.

*    The offering price includes the sales charge.
**   There is no initial sales charge on purchases of Class A shares in an account or accounts with an accumulated value of $500,000 or more, but a CDSC of 1.00% will be imposed to the extent a finder’s fee was paid in the event of certain redemptions within 12 months of the date of purchase.
Class C Shares of the New Funds are sold at NAV and are subject to a CDSC of 1.00% on any shares you sell within 12 months of purchasing them.
Class I and Class K shares are not subject to any initial sales charge. There also are no CDSC imposed on redemptions of Class I and Class K shares.
The sales charges described above may be reduced or waived by the New Funds.
Sales charges, including front-end sales charges and CDSCs, applicable to the Class A shares of the New Funds will be waived for Class A shares received in connection with the Reorganization and for any subsequent purchases after the Reorganization of Class A shares by Existing Fund shareholders who receive Class A shares of the New Fund in a Reorganization.

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Redemptions
You may redeem shares on any day that the New York Stock Exchange is open for business.  You may redeem shares of an Existing Fund at a price equal to the NAV next determined after the Transfer Agent and/or authorized intermediary or agent receives your redemption request in good order. Generally, your redemption request cannot be processed on days the NYSE is closed. Redemption proceeds for requests received in good order by the Transfer Agent and/or authorized agent before the close of the regular trading session of the NYSE (generally, 4:00 p.m. Eastern Time) will usually be sent on the following business day to the address of record or the bank you indicate or wired using the wire instructions on record. Payment of redemption proceeds may take longer than typically expected, but will be sent within seven calendar days after the Existing Fund receives your redemption request, except as specified below.

If you purchase shares using a check or electronic funds transfer through the ACH network and request a redemption before the purchase amount has cleared, an Existing Fund may postpone payment of your redemption proceeds up to 15 calendar days while the Existing Fund waits for the purchase amount to clear. Furthermore, an Existing Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists affecting the sale of the Existing Fund’s securities or making such sale or the fair determination of the value of the Existing Fund’s net assets not reasonably practicable; or (3) for such other periods as the SEC may permit for the protection of the Existing Fund’s shareholders.

An Existing Fund generally pays sale (redemption) proceeds in cash. Each Existing Fund typically expects to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, an Existing Fund may also satisfy redemption requests by drawing on a line of credit. These methods may be used during both normal and stressed market conditions. Under unusual conditions, an Existing Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption in-kind) in lieu of cash in order to protect the interests of the Existing Fund’s remaining shareholders. An Existing Fund may redeem shares in-kind during both normal and stressed market conditions. If an Existing Fund redeems your shares in kind, you will bear any market risks associated with investment in these securities, and you will be responsible for the costs (including brokerage charges) of converting the securities to cash.

You may redeem shares on any day that the New York Stock Exchange is open for business.  You may redeem shares of a New Fund at a price equal to the NAV next determined after the Transfer Agent and/or authorized intermediary or agent receives your redemption request in good order. Generally, your redemption request cannot be processed on days the NYSE is closed. Redemption proceeds for requests received in good order by the Transfer Agent and/or authorized agent before the close of the regular trading session of the NYSE (generally, 4:00 p.m. Eastern Time) will usually be sent on the following business day to the address of record or the bank you indicate or wired using the wire instructions on record. Payment of redemption proceeds may take longer than typically expected, but will be sent within seven calendar days after the New Fund receives your redemption request, except as specified below.

If you purchase shares using a check or electronic funds transfer through the ACH network and request a redemption before the purchase amount has cleared, a New Fund may postpone payment of your redemption proceeds up to 15 calendar days while the New Fund waits for the purchase amount to clear. Furthermore, a New Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists affecting the sale of the New Fund’s securities or making such sale or the fair determination of the value of the New Fund’s net assets not reasonably practicable; or (3) for such other periods as the SEC may permit for the protection of the New Fund’s shareholders.

A New Fund generally pays sale (redemption) proceeds in cash. Each New Fund typically expects to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, a New Fund may also satisfy redemption requests by drawing on a line of credit. These methods may be used during both normal and stressed market conditions. Under unusual conditions, a New Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption in-kind) in lieu of cash in order to protect the interests of the New Fund’s remaining shareholders. A New Fund may redeem shares in-kind during both normal and stressed market conditions. If a New Fund redeems your shares in kind, you will bear any market risks associated with investment in these securities, and you will be responsible for the costs (including brokerage charges) of converting the securities to cash.

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Exchanges/ Conversions
You may exchange shares of an Existing Fund for the same class of shares of another Existing Fund. The amount of the exchange must be equal to or greater than the required minimum initial investment. You may recognize either a gain or loss on those shares and will be responsible for paying any applicable taxes. If you exchange shares through a broker, the broker may charge you a transaction fee. You may exchange shares by sending a written request to the Existing Funds or by telephone. Be sure that your written request includes the dollar amount or number of shares to be exchanged, the name(s) on the account and the account number(s), and is signed by all shareholders on the account. In order to limit expenses, each Existing Fund reserves the right to limit the total number of exchanges you can make in any year. There are no sales charges for exchanges of shares.

Class C shares of an Existing Fund may be converted into another class of shares of the Existing Fund at the direction of a shareholder or its financial intermediary.  To qualify for a conversion, the shareholder must satisfy the conditions for investing in the class into which the conversion is sought. A shareholder or financial intermediary may only convert the shareholder’s Class C shares into another class of shares if the Class C shares are no longer subject to a Contingent Deferred Sales Charge (“CDSC”) or ORI has been or will be reimbursed the portion of the CDSC otherwise payable on those shares. Class C shares may only be converted to Class A shares if the conversion is made to facilitate a shareholder’s participation in a fee based or wrap fee program, or in other circumstances subject to the discretion of ORI.

A request for a share conversion will not be processed until it is received in “good order” by an Existing Fund or your financial intermediary or its designee. To receive the NAV of the new class calculated that day, conversion requests must be received in good order by the Existing Fund or your financial intermediary before 4:00 p.m., Eastern Time or the financial intermediary’s earlier applicable deadline. Please note that, because the NAV of each class of an Existing Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a number of shares of the new class that is different from the number of shares that you held of the old class, but the total value of your holdings will remain the same.

The Existing Funds reserve the right to automatically convert shareholders from one class to another if they either no longer qualify as eligible for their existing class or if they become eligible for another class.

You may exchange shares of a New Fund for the same class of shares in an identically registered account of another New Fund. The amount of the exchange must be equal to or greater than the required minimum initial investment. You may recognize either a gain or loss on those shares and will be responsible for paying any applicable taxes. If you exchange shares through a broker, the broker may charge you a transaction fee. You may exchange shares by sending a written request to the New Funds or by telephone. Be sure that your written request includes the dollar amount or number of shares to be exchanged, the name(s) on the account and the account number(s), and is signed by all shareholders on the account. In order to limit expenses, each New Fund reserves the right to limit the total number of exchanges you can make in any year.  There are no sales charges for exchanges of shares.

Class C shares of a New Fund may be converted into another class of shares of the New Fund at the direction of a shareholder or its financial intermediary.  To qualify for a conversion, the shareholder must satisfy the conditions for investing in the class into which the conversion is sought. A shareholder or financial intermediary may only convert the shareholder’s Class C shares into another class of shares if the Class C shares are no longer subject to a Contingent Deferred Sales Charge (“CDSC”) or NSI has been or will be reimbursed the portion of the CDSC otherwise payable on those shares. Class C shares may only be converted to Class A shares if the conversion is made to facilitate a shareholder’s participation in a fee based or wrap fee program, or in other circumstances subject to the discretion of NSI.

A request for a share conversion will not be processed until it is received in “good order” by a New Fund or your financial intermediary or its designee. To receive the NAV of the new class calculated that day, conversion requests must be received in good order by the New Fund or your financial intermediary before 4:00 p.m., Eastern Time or the financial intermediary’s earlier applicable deadline. Please note that, because the NAV of each class of a New Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a number of shares of the new class that is different from the number of shares that you held of the old class, but the total value of your holdings will remain the same.

The New Funds reserve the right to automatically convert shareholders from one class to another if they either no longer qualify as eligible for their existing class or if they become eligible for another class

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Redemption Fees	The Existing Funds do not charge redemption fees.	The New Funds do not charge redemption fees.
Small Accounts
An Existing Fund may redeem all of the shares held in your account if your balance falls below the Existing Fund’s minimum initial investment amount due to your redemption activity. In these circumstances, the Existing Fund will notify you in writing and request that you increase your balance above the minimum initial investment amount within 30 days of the date of the notice. If, within 30 days of an Existing Fund’s written request, you have not increased your account balance, your shares will be automatically redeemed at the current NAV. An Existing Fund will not require that your shares be redeemed if the value of your account drops below the investment minimum due to fluctuations of the Existing Fund’s NAV.

A New Fund may redeem all of the shares held in your account if your balance falls below the New Fund’s minimum initial investment amount due to your redemption activity. In these circumstances, the New Fund will notify you in writing and request that you increase your balance above the minimum initial investment amount within 30 days of the date of the notice. If, within 30 days of a New Fund’s written request, you have not increased your account balance, your shares will be automatically redeemed at the current NAV. A New Fund will not require that your shares be redeemed if the value of your account drops below the investment minimum due to fluctuations of the New Fund’s NAV.

In-Kind Redemptions
Each Existing Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund. Each Existing Fund also reserves the right to pay redemptions by an “in-kind” distribution of portfolio securities (instead of cash) from the Existing Fund. In-kind purchases and redemptions are taxable events and may result in the recognition of gain or loss for federal income tax purposes.

Each New Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund. Each Fund also reserves the right to pay redemptions by an “in-kind” distribution of portfolio securities (instead of cash) from the New Fund. In-kind purchases and redemptions are taxable events and may result in the recognition of gain or loss for federal income tax purposes.

Dividends and Distributions
The Oak Ridge Dividend Growth Fund will make distributions of net investment income quarterly. The other Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. An Existing Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

All dividends and distributions will be reinvested in Existing Fund shares unless you choose one of the following options: (1) to receive net investment income dividends in cash, while reinvesting capital gain distributions in additional Existing Fund shares; or (2) to receive all dividends and distributions in cash.

The North Square Oak Ridge Dividend Growth Fund will make distributions of net investment income quarterly. The other New Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. A New Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

All dividends and distributions will be reinvested in New Fund shares unless you choose one of the following options: (1) to receive net investment income dividends in cash, while reinvesting capital gain distributions in additional New Fund shares; (2) to receive all dividends and distributions in cash, or (3) to receive capital gain distributions in cash, while reinvesting net investment income in additional New Fund shares.

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Frequent Trading
The Existing Trust Board has adopted policies and procedures with respect to frequent purchases and redemptions of Existing Fund shares by Existing Fund shareholders. The Existing Trust discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm a Fund’s performance. The Existing Trust takes steps to reduce the frequency and effect of these activities in the Existing Funds. These steps may include monitoring trading activity and using fair value pricing. In addition, the Existing Trust may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in the Existing Funds, if that shareholder has engaged in four or more “round trips” in an Existing Fund during a 12-month period. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Existing Trust makes efforts to identify and restrict frequent trading, the Existing Trust receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Existing Trust seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that the Existing Trust believes is consistent with the interest of Existing Fund shareholders.

The New Trust Board has adopted policies and procedures with respect to frequent purchases and redemptions of New Fund shares by New Fund shareholders. The New Trust discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm a Fund’s performance. The New Trust takes steps to reduce the frequency and effect of these activities in the New Funds. These steps may include monitoring trading activity and using fair value pricing. In addition, the New Trust may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in the New Funds, if that shareholder has engaged in four or more “round trips” in a New Fund during a 12-month period. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the New Trust makes efforts to identify and restrict frequent trading, the New Trust receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The New Trust seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that the New Trust believes is consistent with the interest of New Fund shareholders.

Net Asset Value
The offering price of each class of an Existing Fund’s shares is the net asset value per share (“NAV”) of that class (plus any sales charges, as applicable). Each Existing Fund’s NAVs are calculated as of 4:00 p.m. Eastern Time, the normal close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading. The NAV of a class of an Existing Fund’s shares is determined by dividing the value of the Existing Fund’s portfolio securities, cash and other assets (including accrued interest) allocable to such class, less all liabilities (including accrued expenses) allocable to such class, by the total number of outstanding shares of such class. An Existing Fund’s NAVs may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE is closed on weekends and most U.S. national holidays. However, foreign securities listed primarily on non-U.S. markets may trade on weekends or other days on which the Existing Funds do not value their shares, which may significantly affect the Existing Funds’ NAVs on days when you are not able to buy or sell Existing Fund shares.

The offering price of each class of a New Fund’s shares is the net asset value per share (“NAV”) of that class (plus any sales charges, as applicable). Each New Fund’s NAVs are calculated as of 4:00 p.m. Eastern Time, the normal close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading. The NAV of a class of a New Fund’s shares is determined by dividing the value of the New Fund’s portfolio securities, cash and other assets (including accrued interest) allocable to such class, less all liabilities (including accrued expenses) allocable to such class, by the total number of outstanding shares of such class. A New Fund’s NAVs may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE is closed on weekends and most U.S. national holidays. However, foreign securities listed primarily on non-U.S. markets may trade on weekends or other days on which the New Funds do not value their shares, which may significantly affect the New Funds’ NAVs on days when you are not able to buy or sell New Fund shares.

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Fair Valuation
The Existing Funds’ securities generally are valued at market price. Securities are valued at fair value when market quotations are not readily available. The Existing Trust Board has adopted procedures to be followed when an Existing Fund must utilize fair value pricing, including when reliable market quotations are not readily available, when the Existing Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of ORI, does not represent the security’s fair value), or when, in the judgment of ORI, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on the judgment of NSI and the Existing Trust Board (or a committee thereof), and may result in a different price being used in the calculation of an Existing Fund’s NAVs from quoted or published prices for the same securities. Fair value determinations are made in good faith in accordance with procedures adopted by the Existing Trust Board. There can be no assurance that an Existing Fund will obtain the fair value assigned to a security if it sells the security.

In certain circumstances, the Existing Funds employ fair value pricing to ensure greater accuracy in determining daily NAVs and to prevent dilution by frequent traders or market timers who seek to exploit temporary market anomalies. Fair value pricing may be applied to foreign securities held by an Existing Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Existing Fund’s NAVs are determined. If the event may result in a material adjustment to the price of an Existing Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Existing Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Existing Fund’s NAVs. Other types of portfolio securities that an Existing Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of ORI, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is no current market value quotation.

The New Funds’ securities generally are valued at market price. Securities are valued at fair value when market quotations are not readily available. The New Trust Board has adopted procedures to be followed when a New Fund must utilize fair value pricing, including when reliable market quotations are not readily available, when the New Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of NSI, does not represent the security’s fair value), or when, in the judgment of NSI, events have rendered the market value unreliable. Valuing securities at fair value involves reliance on the judgment of NSI and the New Trust Board (or a committee thereof), and may result in a different price being used in the calculation of a New Fund’s NAVs from quoted or published prices for the same securities. Fair value determinations are made in good faith in accordance with procedures adopted by the New Trust Board. There can be no assurance that a New Fund will obtain the fair value assigned to a security if it sells the security.

In certain circumstances, the New Funds employ fair value pricing to ensure greater accuracy in determining daily NAVs and to prevent dilution by frequent traders or market timers who seek to exploit temporary market anomalies. Fair value pricing may be applied to foreign securities held by a New Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the New Fund’s NAVs are determined. If the event may result in a material adjustment to the price of a New Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the New Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the New Fund’s NAVs. Other types of portfolio securities that a New Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of NSI, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is no current market value quotation.

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ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

Terms of Each Reorganization

The terms and conditions under which the Reorganizations would be completed are contained in the Agreement and Plan of Reorganization (defined above as the “Reorganization Agreement”). The following summary thereof is qualified in its entirety by reference to the Reorganization Agreement, a copy of the form of which is attached to this Proxy Statement/Prospectus as Exhibit A.

•
Each Reorganization is expected to occur in the first quarter of 2019, subject to approval by Existing Fund shareholders and satisfaction of any other conditions to closing. However, following such approvals, each Reorganization may happen at any time agreed to by the applicable Existing Fund and the corresponding New Fund.

•	Each Existing Fund will transfer all of its assets to the corresponding New Fund in exchange solely for Acquisition Shares and the assumption by the New Fund of all of the Existing Fund’s liabilities.

•
Each New Fund will issue Acquisition Shares that have an aggregate net asset value (on a class-by-class basis) equal to the aggregate net asset value of the corresponding Existing Fund shares (on a class-by-class basis) outstanding immediately before the Reorganization after the declaration and payment of any dividends and/or distributions. The Acquisition Shares will be distributed to Existing Fund shareholders on a class-by-class basis in proportion to their holdings of shares of the applicable classes of shares of the Existing Fund, in liquidation of the Existing Fund.  Accordingly, each shareholder of the Existing Fund at the time of the Reorganization will receive the number of Acquisition Shares of each class with an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding class of Existing Fund held by that shareholder immediately before the Reorganization after the declaration and payment of any dividends and/or distributions.

•
All computations of value under the Reorganization Agreement shall be made by UMB Fund Services, Inc. in its capacity as the Existing Fund’s accounting agent using the valuation procedures of the Existing Funds in pricing the shares and assets of the Acquired Fund, shall be subject to confirmation by U.S. Bancorp Fund Services, LLC and shall be subject to adjustment by an amount, if any, agreed to by UMB Fund Services, Inc. and U.S. Bancorp Fund Services, LLC.

•
The net asset value of each class of shares of each Existing Fund and the corresponding class of shares of the corresponding New Fund will be computed as of the time set forth in their respective Prospectuses (normally the close of regular trading on the New York Stock Exchange) on the Closing Date of the applicable Reorganization.

Conditions to Closing For Each Reorganization

The completion of each Reorganization is subject to certain conditions described in the Reorganization Agreement, including:

•	A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

•	A registration statement on Form N-1A relating to the corresponding New Fund will have been filed with the SEC and become effective.

•	The shareholders of the applicable Existing Fund will have approved the Reorganization Agreement by the requisite vote.

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The applicable Existing Fund and corresponding New Fund will have received an opinion of Goodwin Procter LLP, in a form reasonably acceptable to the Existing Fund and New Fund, substantially to the effect that, as described in more detail in the section entitled “Tax Status of the Reorganizations,” the Existing Fund generally will not recognize gain or loss, and the shareholders of the Existing Fund will not recognize gain or loss for U.S. federal income tax purposes, upon the shareholders’ exchange of their Existing Fund shares for the Acquisition Shares of the corresponding New Fund in connection with the Reorganization.

•
The Reorganization of each Existing Fund into the corresponding New Fund is conditioned upon receipt of shareholder approval of the Reorganizations relating to all of the other Existing Funds. Accordingly, if, for example, shareholders of one Existing Fund approve its Reorganization, but shareholders of a second Existing Fund do not approve that Existing Fund’s Reorganization, the Reorganization of the first Existing Fund may not take place as described in this Proxy Statement/Prospectus unless that condition is waived by the Funds, ORI and/or NSI, as applicable.

Termination of the Reorganization Agreement

The Reorganization Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Reorganization by mutual agreement of the applicable Existing Fund and the corresponding New Fund at any time prior to the Closing Date thereof, or by either the applicable Existing Fund or the corresponding New Fund in the event of a material breach of the Reorganization Agreement by the other Fund, a failure of any condition precedent to the terminating Fund’s obligations under the Reorganization Agreement, any governmental authority prohibiting the Reorganization Agreement or the contemplated transactions, the Existing Trust Board or the New Trust Board resolve to terminate the Reorganization Agreement after determining in good faith that changed circumstances would make proceeding with a Reorganization inadvisable, respectively, or the Fund Adoption Agreement by and between ORI and NSI relating to the Reorganizations and dated as of October 19, 2018, has been terminated by either ORI or NSI in accordance with the terms thereof. In the event of a termination, ORI and NSI will bear its own costs associated with the Reorganizations.

Description of New Funds’ Shares

Each class of a New Fund’s shares distributed to the shareholders of the corresponding Existing Fund pursuant to the relevant Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. Each New Fund’s shares will be sold and redeemed based upon the NAV of the relevant class of the New Fund next determined after receipt of the purchase or redemption request, as described in each New Fund’s Prospectus.

The New Trust may issue an unlimited number of authorized shares of beneficial interest, no par value per share. The New Trust’s Agreement and Declaration of Trust authorizes the New Trust Board to issue shares in different series and classes. In addition, the Agreement and Declaration of Trust authorizes the New Trust Board to create new series and to name the rights and preferences of the shareholders of each series. The New Trust Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders’ rights and preferences. Each New Fund is a series of the New Trust.

The chart below indicates which class of New Fund shares the corresponding Existing Fund shareholders will receive in each Reorganization, depending on which class of the Existing Fund shares shareholders currently own:

Existing Fund	New Fund
Oak Ridge Disciplined Growth Fund	North Square Oak Ridge Disciplined Growth Fund
Class A	Class A
Class I	Class I
Oak Ridge Dividend Growth Fund	North Square Oak Ridge Dividend Growth Fund
Class A	Class A
Class I	Class I
Oak Ridge Dynamic Small Cap Fund	North Square Dynamic Small Cap Fund
Class A	Class A
Class I	Class I
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Oak Ridge Global Resources & Infrastructure Fund	North Square Global Resources & Infrastructure Fund
Class A	Class A
Class I	Class I
Oak Ridge International Small Cap Fund	North Square International Small Cap Fund
Class A	Class A
Class I	Class I
Oak Ridge Multi Strategy Fund	North Square Multi Strategy Fund
Class A	Class A
Class C	Class C
Class I	Class I
Oak Ridge Small Cap Growth Fund	North Square Oak Ridge Small Cap Growth Fund
Class A	Class A
Class C	Class C
Class I	Class I
Class K	Class K

Section 15(f) of the 1940 Act

Because ORI will receive compensation from NSI (which will be paid exclusively by NSI from its own resources) for the sale of certain of the distribution- and asset management-related business assets of ORI (including the rights and interests of ORI under its investment advisory agreements with the Existing Funds), ORI and NSI will comply with the conditions of Section 15(f) of the 1940 Act.  Section 15(f) provides a non-exclusive “safe harbor” under which an investment adviser to a registered investment company or an affiliated person of such an investment adviser may receive any amount or benefit in connection with a sale of securities or any other interest in such adviser which results in an assignment of an investment advisory contract with such company as long as two conditions are met.

First, no “unfair burden” may be imposed on the investment company as a result of the transaction. As defined in the 1940 Act, the term “unfair burden” includes any arrangement during the two-year period after the date on which such transaction occurs whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such adviser receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter of the investment company). As stated above, all compensation paid to ORI in connection with the Acquisition will be made exclusively by NSI from its own resources and not by the New Funds or their shareholders. In addition, neither ORI nor NSI is aware of any circumstances relating to the Reorganizations that might result in the imposition of such an “unfair burden” on the Existing Funds as a result of the transaction between ORI and NSI.  In particular, ORI and NSI believe that NSI’s commitment to maintain the capped net operating expense ratio for each class of each New Fund at the current level of the operating expenses of the corresponding class of the corresponding Existing Fund for a period of at least two years after the Closing Date of the applicable Reorganization for North Square Oak Ridge Small Cap Growth Fund and North Square Global Resources & Infrastructure Fund and until at least February 19, 2029 for North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Oak Ridge Disciplined Growth Fund is relevant in addressing the requirement that no unfair burden in the form of increased compensation to any investment adviser to the Existing Fund be imposed on the Funds and their shareholders.

Second, during the three-year period immediately following the transaction, at least 75% of an investment company’s board of directors must not be “interested persons” of the investment adviser or the predecessor investment adviser within the meaning of the 1940 Act. The New Trust Board will satisfy this condition at the time of the Reorganizations.

Tax Status of the Reorganizations

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a “reorganization” under Section 368(a) of the Code. As a condition to the closing of each Reorganization, the applicable Existing Fund and the corresponding New Fund will receive an opinion from Goodwin Procter LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes:
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•
The Reorganization will constitute a “reorganization” under Section 368(a) of the Code, and the Existing Fund and the New Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

•
Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Existing Fund upon (i) the transfer of all its assets to the New Fund in exchange solely for Acquisition Shares and the assumption by the New Fund of all the liabilities of the Existing Fund or (ii) the distribution of the Acquisition Shares by the Existing Fund to its shareholders in liquidation, except that the Existing Fund may be required to recognize gain or loss with respect to (A) certain contracts described in Section 1256(b) of the Code, (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code, or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

•
Under Section 1032 of the Code, no gain or loss will be recognized by the New Fund upon receipt of the assets of the Existing Fund in exchange solely for Acquisition Shares and the assumption by the New Fund of all liabilities of the Existing Fund.

•
Under Section 354 of the Code, no gain or loss will be recognized by the shareholders of the Existing Fund upon the distribution to them by the Existing Fund of the Acquisition Shares in exchange for their shares of the Existing Fund.

•
Under Section 358 of the Code, the aggregate tax basis of the Acquisition Shares received by each shareholder of the Existing Fund will be the same as the aggregate tax basis of the Existing Fund shares exchanged therefor.

•
Under Section 362(b) of the Code, the basis of each asset of the Existing Fund received by the New Fund will be the same in the hands of the New Fund as the basis of such asset in the hands of the Existing Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in the second bullet point above.

•
Under Section 1223(1) of the Code, each shareholder’s holding period in the Acquisition Shares will be determined by including the period for which the shareholder held the shares of the Existing Fund exchanged therefor, provided that the shareholder held such shares of the Existing Fund as a capital asset at the time of the exchange.

•
Under Section 1223(2) of the Code, the holding period of the New Fund with respect to each asset of the Existing Fund, other than any asset with respect to which gain or loss is required to be recognized as described in the second bullet point above, will include the period for which the asset was held by the Existing Fund.

•	The taxable year of the Existing Fund will not end as a result of the Reorganization.

•
The New Fund will succeed to and take into account those tax attributes of the Existing Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

Each opinion will be based on certain factual certifications made by the officers of the Existing Fund and the New Fund and will also be based on customary assumptions. It is possible that the Internal Revenue Service (the “IRS”) or a court could disagree with Goodwin Procter LLP’s opinion, which therefore cannot be free from doubt.
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Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization were consummated but did not qualify as a “reorganization” within the meaning of Section 368(a) of the Code, the applicable Existing Fund would recognize gain or loss on the transfer of its assets to the corresponding Existing Fund and each shareholder of the Existing Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Existing Fund shares and the fair market value of the Acquisition Shares he or she received in the exchange. Shareholders of an Existing Fund should consult their tax advisors regarding the effect, if any, of the applicable Reorganization in light of their individual circumstances.

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This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganizations, shareholders of each Existing Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the applicable Reorganization.

As of May 31, 2018, the Oak Ridge Disciplined Growth Fund had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Short-Term	$6,655
$6,655

As of March 31, 2018, the Oak Ridge Global Resources & Infrastructure Fund had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Short-Term	$290,345
$290,345

No other Existing Fund had any capital loss carryforwards.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended May 31, 2018, the Oak Ridge Disciplined Growth Fund utilized $9,518 of short-term non-expiring capital loss carryforward.  During the year ended March 31, 2018, the Oak Ridge Global Resources & Infrastructure Fund utilized $126,112 of short-term capital loss carryovers and $307,228 of long-term capital loss carryover.

As of May 31, 2018, the Oak Ridge Disciplined Growth Fund had $6,142 of qualified late-year ordinary losses which are deferred until fiscal year 2019 for tax purposes.  Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of that Fund's next taxable year.  As of March 31, 2018, the Oak Ridge Global Resources & Infrastructure Fund did not have any qualified late-year ordinary losses.

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Board Considerations Relating to the Proposed Reorganizations

At a meeting of the IMST Board held on September 4, 2018, ORI recommended that the Trustees of the Existing Trust Board approve the Reorganization of each Existing Fund. At the meeting, the Existing Trust Board reviewed detailed information regarding each proposed Reorganization from the point of view of the interests of the applicable Existing Fund and its shareholders. Prior to the meeting, one of the Existing Trust Trustees also participated in a conference call with one of the independent trustees of the New Trust. After careful consideration, the Existing Trust Board (including all trustees who are not “interested persons” of the Existing Funds, ORI or their affiliates) determined that the Reorganization of each Existing Fund would be in the best interests of the Existing Fund and its shareholders. The Existing Trust Board unanimously approved the Plan and recommended that the shareholders of each Existing Fund vote in favor of the Reorganization of the Existing Fund by approving the Plan.

In advance of the September meeting, ORI indicated to the Existing Trust Board that it views a transition of the Existing Funds to a proprietary, branded family of funds exclusively containing funds managed by NSI as important to a strategic plan that ORI believes will result in more customized growth and distribution support for the New Funds, thereby resulting in the potential for increased assets and decreased operating expenses over the long term. ORI indicated that the New Trust may create additional series in the future, and noted ORI’s and NSI’s desire to establish a stand-alone format for the NSI proprietary, branded family of funds, as well as the commitment of ORI, NSI and its parent company to expand distribution efforts with respect to those funds.
In recommending each proposed Reorganization, the Existing Trust Board (with the advice and assistance of independent counsel) also considered, among other things:

•	the terms of the Reorganization, including the anticipated tax-free nature of the transaction for the Existing Fund and its shareholders;
•	that the investment objective, principal investment strategies, policies and risks of each Existing Fund are the same or substantially the same as those of the corresponding New Fund;
•	that the portfolio managers of each Existing Fund will continue as portfolio managers of the corresponding New Fund;
•
that the advisory fees to be paid to NSI by each New Fund under the New Fund’s investment advisory agreement would be the same as those paid to ORI under the corresponding Existing Fund’s investment advisory agreement;

•
that NSI had agreed to enter into an expense limitation agreement comparable to the Existing Fund’s current expense limitation agreement that would cap the New Fund’s investment advisory fee and operating expenses at levels no higher than the corresponding Existing Fund’s current expenses for at least a two-year period from the date of the Reorganization;

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•	that ORI will waive its contractual right to recoup any fees waived or to seek reimbursement for expenses paid before the Reorganization occurs;
•	that no Reorganization would result in the dilution of shareholders’ interests;
•	that ORI and NSI will bear the costs of each proposed Reorganization;
•	the satisfactory experience and background of the New Trust’s independent trustees;
•	the types of services expected to be provided to each New Fund by NSI and the other service providers retained by the New Trust;
•	that each proposed Reorganization will be submitted to the shareholders of the Existing Fund for their approval; and
•	that shareholders of an Existing Fund who do not wish to become shareholders of the corresponding New Fund may redeem their Existing Fund shares before the Reorganization.

Based on all of the foregoing, the Existing Trust Board concluded that each Existing Fund’s participation in the applicable proposed Reorganization would be in the best interests of the Existing Fund and would not dilute the interests of the Existing Fund’s existing shareholders. The Existing Trust Board, including those Board members who are not “interested persons” of the Existing Trust, as defined in the 1940 Act, unanimously recommends that shareholders of each Existing Fund approve the Plan for the reorganization of the Existing Fund.

Manager of Managers Structure

NSI and the New Trust have applied for an exemptive order from the SEC for the New Funds pursuant to which NSI would operate the New Funds under a “manager of managers” structure (the “Order”). If granted by the SEC, the Order would permit NSI, subject to the approval of the New Trust Board, to hire or replace sub-advisers that are not affiliated with NSI as well as sub-advisers that are indirect or direct, wholly owned subsidiaries of North Square or of another company that, indirectly or directly wholly owns NSI (the “Eligible Sub-Advisers”), and modify any existing or future sub-advisory agreement with such Eligible Sub-Advisers without obtaining shareholder approval. There can be no guarantee that the SEC will grant the Order.

Pursuant to the Order, NSI, with the approval of the New Trust Board, would have the discretion to terminate any Eligible Sub-Adviser, including ORI, Algert Global and Capital Innovations, and allocate and reallocate a New Fund’s assets among NSI and any other Eligible Sub-Adviser. NSI, subject to the oversight and supervision by the New Trust Board, would have responsibility to oversee any Eligible Sub-Adviser for a New Fund and to recommend, for approval by the New Trust Board, the hiring, termination and replacement of Eligible Sub-Advisers for a New Fund. In evaluating a prospective Eligible Sub-Adviser, NSI would consider, among other things, the proposed Eligible Sub-Adviser’s experience, investment philosophy and historical performance. NSI would remain ultimately responsible for supervising, monitoring and evaluating the performance of any Eligible Sub-Adviser retained to manage a New Fund. Within 90 days after hiring any new Eligible Sub-Adviser, the respective New Fund’s shareholders will receive information about any new sub-advisory relationships. The initial shareholder of each New Fund will have approved the operation of the Funds under any “manager of managers” structure (including in reliance on the Order) prior to the Closing, and Existing Fund shareholders, including in their ultimate capacities as shareholders of a New Fund, are not being asked to vote on this matter.

Use of the “manager of managers” structure would not diminish NSI’s responsibilities to the New Funds under its Advisory Agreement. NSI would continue to have overall responsibility, subject to oversight by the New Trust Board, to oversee the sub-advisers and recommend their hiring, termination and replacement. Specifically, NSI would, subject to the review and approval of the New Trust Board: (a) set a New Fund’s overall investment strategy; (b) evaluate, select and recommend sub-advisers to manage all or a portion of a New Fund’s assets; and (c) implement procedures reasonably designed to ensure that each sub-adviser complies with the New Fund’s investment goal, policies and restrictions. Subject to the review by the New Trust Board, NSI would: (a) when appropriate, allocate and reallocate the New Funds’ assets among multiple sub-advisers; and (b) monitor and evaluate the performance of the sub-advisers. Replacement of NSI or the imposition of material changes to the Advisory Agreement would continue to require prior shareholder approval.

Regulatory Aspects of Derivatives and Hedging Instruments

With respect to all Existing Funds and New Funds (each an “Exempt Fund” and collectively, the “Exempt Funds”), pursuant to Commodity Futures Trading Commission (“CFTC”) Rule 4.5, ORI and NSI have each claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”); therefore, ORI and NSI, with respect to their respective Exempt Funds, are not subject to registration or regulation as a “commodity pool operator” or “commodity trading advisor” under the CEA. To remain eligible for the exclusion under CFTC Rule 4.5, an Exempt Fund will be limited in its ability to use certain derivative instruments regulated under the CEA (“commodity interests”), including futures, swaps and options on futures. In the event an Exempt Fund’s investments in commodity interests exceed a certain threshold, ORI and NSI, as applicable, may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that Exempt Fund. An Exempt Fund’s eligibility to claim the exclusion will be based upon the level and scope of its investment in commodity interests, the purposes of such investments and the manner in which the Exempt Fund holds out its use of commodity interests. For example, CFTC Rule 4.5 requires a fund with respect to which the sponsor is claiming the exclusion to, among other things, satisfy one of the two following trading thresholds: (i) the aggregate initial margin and premiums required to establish positions in commodity interests cannot exceed 5% of the liquidation value of the fund’s portfolio, after taking into account unrealized profits and unrealized losses; or (ii) the aggregate net notional value of commodity interests not used solely for “bona fide hedging purposes,” determined at the time the most recent position was established, cannot generally exceed 100% of the liquidation value of the fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such positions it has entered into. In the event an Exempt Fund becomes unable to rely on the exclusion in Rule 4.5 and ORI or NSI, as applicable, is required to register with the CFTC as a commodity pool operator with respect to the Exempt Fund, the Exempt Fund’s expenses may increase, adversely affecting its total return.
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Net Asset Value

Each Existing Fund’s current net asset value per share is available on the Existing Funds’ website at www. oakridgeinvest.com. Each New Fund’s net asset value will be available on a daily basis on the New Funds’ website at www.northsquareinvest.com.

Fiscal Year End

The fiscal year end for Existing Fund (other than Oak Ridge Global Resources & Infrastructure Fund) and the New Funds (other than North Square Global Resources & Infrastructure Fund) is May 31. The fiscal year end for Oak Ridge Global Resources & Infrastructure Fund and North Square Global Resources & Infrastructure Fund is March 31.

Board Recommendation and Required Vote

The Existing Trust Board unanimously recommends that shareholders of each Existing Fund approve the proposed Reorganizations.

For each Existing Fund, the Reorganization Agreement must be approved by the affirmative vote of the holders of not less than a majority of the shares outstanding and entitled to vote on such action at the Meeting.  As defined in the 1940 Act, a vote of the holders of a majority of the outstanding shares of a fund means the vote of (1) 67% or more of the voting shares of the fund present at the meeting, if the holders of more than 50% of the outstanding shares of the fund are present in person or represented by proxy, or (2) more than 50% of the outstanding voting shares of the fund, whichever is less.

If the Reorganization Agreement is not approved for an Existing Fund, the Existing Trust Board will consider what further action should be taken with respect to the Existing Funds. The approval of the Reorganization of one Existing Fund is conditioned upon shareholder approval of all of the other Reorganizations.

Interest of Certain Persons in the Reorganizations

NSI may be deemed to have an interest in the Reorganizations because it will become investment adviser to the New Funds and will receive fees from the New Funds for its services as investment adviser. ORI, Algert and Capital Innovations may each be deemed to have an interest in certain of Reorganizations because each will become a sub-adviser to certain New Funds and will receive fees for its services as sub-adviser (which will be paid by NSI).

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ORI, the current investment adviser to each Existing Fund, has entered into Asset Purchase and Fund Adoption Agreements with NSI for the sale of certain of the distribution- and asset management-related business assets of ORI, along with the transfer of over 20 employees from ORI to NSI, including several senior executives responsible for sales, marketing, operations and distribution activities (the “Acquisition”).  Pursuant to the Asset Purchase and Fund Adoption Agreements, ORI will receive certain payments from NSI following the Reorganizations, which will be made by NSI from its own resources and not by the New Funds or their shareholders.
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SECTION B – PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Voting

Existing Fund shareholders may vote in one of the following ways:

•	complete and sign the enclosed proxy card and mail it in the prepaid return envelope (if mailed in the United States);
•	vote on the Internet at the website address listed on your proxy card;
•	call the toll-free number 1-800-690-6903; or
•	attend the shareholder meeting.

Shareholders of record of each Existing Fund on September 24, 2018 (defined above as the “Record Date”) are entitled to vote at the Meeting. With respect to each Reorganization, one share of the applicable Existing Fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. The total number of shares of each class of each Existing Fund outstanding, and the total number of votes to which shareholders of such class are entitled, as of September 24,, 2018, are set forth below.

	Class A Shares	Class C Shares	Class I Shares	Class K Shares
Oak Ridge Disciplined Growth Fund	53,501.371	N/A	1,182,961.189	N/A
Shares Outstanding/Total Votes to which Entitled

Oak Ridge Dividend Growth Fund	53,501.371	N/A	745,225.114	N/A
Shares Outstanding/Total Votes to which Entitled

Oak Ridge Dynamic Small Cap Fund	5,473.855	N/A	1,838,909.249	N/A
Shares Outstanding/Total Votes to which Entitled

Oak Ridge Global Resources & Infrastructure Fund	242,856.720	N/A	1,531,414.899	N/A
Shares Outstanding/Total Votes to which Entitled

Oak Ridge International Small Cap Fund	1,696,896.347	N/A	6,518,167.481	N/A
Shares Outstanding/Total Votes to which Entitled

Oak Ridge Multi Strategy Fund	1,497,236.615	551,398.894	666,162.277	N/A
Shares Outstanding/Total Votes to which Entitled

Oak Ridge Small Cap Growth Fund	7,884,926.428	3,769,851.587	6,018,077.363	1,989,880.452
Shares Outstanding/Total Votes to which Entitled

Quorum and Methods of Tabulation

A quorum is required for shareholders of an Existing Fund to take action at the Meeting. Pursuant to the Agreement and Declaration of Trust of the Existing Trust, the presence in person or by proxy of one-third of the holders of shares of an Existing Fund entitled to vote shall be a quorum for the transaction of business at the Meeting with respect to that Existing Fund.

All shares represented at the Meeting in person or by proxy, including abstentions, will be counted for purposes of establishing a quorum. Because each proposal is expected to “affect substantially” a shareholder's rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non-discretionary). Because each proposal is non-discretionary, the Existing Trust does not expect to receive broker non-votes. Abstentions will be counted for purposes of establishing a quorum but not toward the approval of any proposal. With respect to each Reorganization, abstentions will have the effect of votes against the proposal. Abstentions will have no effect on the outcome of a vote on adjournment. An Existing Fund may request that selected brokers and nominees, in their discretion, return uninstructed shares of an Existing Fund, if doing so is necessary to obtain a quorum. Any proposal for which sufficient favorable votes have been received by the time of the Meeting may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal.
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Shareholder Proxies

If you properly authorize your proxy by Internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Meeting and at any adjournment(s) and/or postponement(s) thereof. If you give instructions, your vote will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization of your Existing Fund. Your votes will be cast in the discretion of the proxy holders on any other matter that may properly come before the Meeting, including, but not limited to, proposing and/or voting on the adjournment of the Meeting with respect to one or more proposals in the event that sufficient votes in favor of any proposal are not received, to the extent permitted by the proxy rules of the SEC, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules. Shareholders of an Existing Fund will be entitled to cast votes and authorize proxies on only those proposals affecting the Existing Fund in which they are shareholders. If you intend to vote in person at the Meeting, please call 1-800-690-6903 to obtain important information regarding your attendance at the Meeting, including directions.

Proxy Statement Delivery

“Householding” is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household. Certain shareholders of the Existing Funds who share a common address and who have not opted out of the householding process may receive a single copy of the Proxy Statement/Prospectus along with the proxy cards. If you received more than one copy of the Proxy Statement/Prospectus, you may elect to household in the future if permitted by your financial intermediary. Contact the financial intermediary through which you purchased your shares to determine whether householding is an option for your account. If you received a single copy of the Proxy Statement/Prospectus, you may opt out of householding in the future by contacting the Existing Funds’ proxy solicitor or your financial intermediary.

An additional copy of this Proxy Statement/Prospectus may be obtained by calling the Existing Funds’ proxy solicitor, toll free, at 1-800-690-6903.

Revoking Your Proxy

If you execute, date and submit a proxy card with respect to your Existing Fund, you may revoke your proxy prior to the Meeting by calling the number on your proxy card, or change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by Internet or telephone on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by Internet or telephone, you may change your vote prior to the Meeting by authorizing a subsequent proxy by Internet or telephone or by completing, signing and returning a proxy card dated as of a date that is later than your

If you execute, date and submit a proxy card with respect to your Existing Fund, you may revoke your proxy prior to the Meeting by calling the number on your proxy card, or change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by Internet or telephone on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by Internet or telephone, you may change your vote prior to the Meeting by authorizing a subsequent proxy by Internet or telephone or by completing, signing and returning a proxy card dated as of a date that is later than your last Internet or telephone proxy authorization or by attending the Meeting and casting your vote in person. Merely attending the Meeting without voting will not revoke your prior proxy.

Joint Meetings

The meeting for each Existing Fund will be held jointly with the meeting for each other Existing Fund, with each proposal being voted on separately by the shareholders of the relevant Existing Fund. If any shareholder objects to the holding of joint meetings, the shareholder may move for an adjournment of his or her Existing Fund’s meeting to a time after the Meeting so that a meeting for that Existing Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.
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Solicitation of Proxies

The Existing Trust Board is asking for your vote and for you to vote as promptly as possible. Proxies will be solicited primarily through the mailing of the Proxy Statement/Prospectus and its enclosures, but proxies also may be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of each Existing Fund or by employees or agents of ORI and its affiliated companies. In addition, ORI (or its affiliates) and/or NSI (or its affiliates) have retained Broadridge Financial Solutions, Inc., at their expense, to assist in the solicitation of proxies, for which they expect to pay proxy solicitation fees and additional out-of-pocket expenses of approximately $65,000.

Shareholder Proposals

The Existing Funds do not hold annual meetings of shareholders. Nonetheless, the Existing Trust Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Agreement and Declaration of Trust and By-Laws of the Existing Trust. Shareholders of an Existing Fund who wish to present a proposal for action at a future meeting should submit a written proposal to the Existing Fund for inclusion in a future Proxy Statement a reasonable amount of time before the Existing Fund begins to print and mail its proxy materials. Submission of a proposal does not necessarily mean that such proposal will be included in the Existing Fund’s Proxy Statement since inclusion in the Proxy Statement is subject to compliance with certain federal regulations and the Existing Fund’s organizational documents. Shareholders retain the right to request that a meeting of the shareholders be held for the purpose of considering matters requiring shareholder approval. If the Reorganization of an Existing Fund is not completed, the next meeting of the shareholders of the Existing Fund will be held at such time as the Board may determine or at such time as may be legally required. If the Reorganization of an Existing Fund is approved by its shareholders, there will be no further meetings of shareholders of such Existing Fund.

Other Business

The Existing Trust Board does not know of any matters to be presented at the Meeting other than the Reorganizations. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

Adjournment

If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Whether or not a quorum is present at the Meeting, any such adjournment will require the affirmative vote of a majority of those shares voted. Abstentions will not be counted for or against such proposal to adjourn. The persons named as proxies will vote in favor of adjournment those shares of the Fund which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. The costs of any additional solicitation and of any adjourned Meeting will be borne in the same manner as the other expenses associated with the proposals described herein.
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SECTION C – CAPITALIZATION AND OWNERSHIP OF FUND SHARES

This section contains the following information about the New Funds and the Existing Funds (all information is shown for the most recently ended six-month period unless otherwise noted):

Table	Content
C-1	Current and pro forma capitalization of each Existing Fund and each New Fund
C-2	Current and pro forma ownership of shares of each Existing Fund and each New Fund

Capitalization of Existing Funds and New Funds

The following table shows the capitalization as of September 24, 2018 for each Existing Fund and, with respect to each New Fund, on a pro forma basis, assuming that the proposed Reorganization had taken place as of that date and that the Existing Fund’s assets were valued based upon the New Fund’s valuation procedures. Only pro forma capitalization is shown for the New Funds because the New Funds will not commence investment operations until the completion of the Reorganizations. The pro forma combined net assets are determined by adding the net assets of the Existing Funds and the net assets of the New Fund. The pro forma combined shares outstanding are determined by dividing the net assets of the Existing Funds by the net asset value per share of the New Fund and adding the actual shares outstanding of the New Fund.

Table C-1. Current and Pro Forma Capitalization of each Existing Fund and each New Fund

Fund	Net Assets	Net Asset Value	Shares Outstanding*
		Per Share
Oak Ridge Disciplined Growth Fund (Existing Fund)
Class A Shares
Class I Shares	$ 17,046,470.73	$ 14.41	1,182,961.189
Total	$ 17,046,470.73		1,182,961.189

North Square Oak Ridge Disciplined Growth Fund (Pro Forma) (New Fund)
Class A Shares
Class I Shares	$ 17,046,470.73	$ 14.41	1,182,961.189
Total	$ 17,046,470.73		1,182,961.189

Oak Ridge Dividend Growth Fund (Existing Fund)
Class A Shares	$ 895,077.94	$ 16.73	53,501.371
Class I Shares	$ 12,557,043.17	$ 16.85	745,225.114
Total	$ 13,452,121.11		798,726.485

North Square Oak Ridge Dividend Growth Fund (Pro Forma) (New Fund)
Class A Shares	$ 895,077.94	$ 16.73	53,501.371
Class I Shares	$ 12,557,043.17	$ 16.85	745,225.114
Total	$ 13,452,121.11		798,726.485

Oak Ridge Dynamic Small Cap Fund (Existing Fund)
Class A Shares	$ 88,074.33	$ 16.09	5,473.855
Class I Shares	$ 29,771,940.74	$ 16.19	1,838,909.249
Total	$ 29,860,015.07		1,844,383.104
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North Square Dynamic Small Cap Fund (Pro Forma) (New Fund)	$ 88,074.33	$ 16.09	5,473.855
Class A Shares	$ 29,771,940.74	$ 16.19	1,838,909.249
Class I Shares	$ 29,860,015.07		1,844,383.104
Total	$ 88,074.33	$ 16.09	5,473.855

Oak Ridge Global Resources & Infrastructure Fund (Existing Fund)
Class A Shares	$ 3,110,994.58	$ 12.81	242,856.720
Class I Shares	$ 19,739,938.05	$ 12.89	1,531,414.899
Total	$ 22,850,932.63		1,774,271.619

Oak Ridge Global Resources & Infrastructure Fund (Pro Forma) (New Fund)
Class A Shares	$ 3,110,994.58	$ 12.81	242,856.720
Class I Shares	$ 19,739,938.05	$ 12.89	1,531,414.899
Total	$ 22,850,932.63		1,774,271.619

Oak Ridge International Small Cap Fund (Existing Fund)
Class A Shares
	$ 20,583,352.69	$ 12.13	1,696,896.347
Class C Shares	$ 79,260,916.57	$ 12.16	6,518,167.481
Class I Shares
Total	$ 99,844,269.26		8,215,063.828

North Square International Small Cap Fund (Pro Forma) (New Fund)
Class A Shares
	$ 20,583,352.69	$ 12.13	1,696,896.347
Class C Shares	$ 79,260,916.57	$ 12.16	6,518,167.481
Class I Shares
Total	$ 99,844,269.26		8,215,063.828

Oak Ridge Multi Strategy Fund (Existing Fund)
Class A Shares	$ 42,296,934.37	$ 28.25	1,497,236.615
Class C Shares	$ 13,801,514.32	$ 25.03	551,398.894
Class I Shares	$ 19,225,443.31	$ 28.86	666,162.277
Total	$ 75,323,892.00		2,714,797.786

Oak Ridge Multi Strategy Fund (Pro Forma) (New Fund)
Class A Shares	$ 42,296,934.37	$ 28.25	1,497,236.615
Class C Shares	$ 13,801,514.32	$ 25.03	551,398.894
Class I Shares	$ 19,225,443.31	$ 28.86	666,162.277
Total	$ 75,323,892.00		2,714,797.786

Oak Ridge Small Cap Growth Fund (Existing Fund)
Class A Shares	$ 147,211,576.41	$ 18.67	7,884,926.428
Class C Shares	$ 30,422,702.31	$ 8.07	3,769,851.587
Class I Shares	$ 122,046,608.92	$ 20.28	6,018,077.363
Class K Shares	$ 39,837,406.65	$ 20.02	1,989,880.452
Total	$ 339,518,294.29		19,662,735.830

North Square Oak Ridge Small Cap Growth Fund (Pro Forma) (New Fund)
Class A Shares	$ 147,211,576.41	$ 18.67	7,884,926.428
Class C Shares	$ 30,422,702.31	$ 8.07	3,769,851.587
Class I Shares	$ 122,046,608.92	$ 20.28	6,018,077.363
Class K Shares	$ 39,837,406.65	$ 20.02	1,989,880.452
Total	$ 339,518,294.29		19,662,735.830

*
Pro forma shares outstanding for each class of shares are calculated by dividing the net assets attributable to that class of shares of the applicable Existing Fund by the net asset value per share of the corresponding class of shares New Fund.

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Table C-2. Current and Pro Forma Ownership of Fund Shares

Ownership of Existing Fund and New Fund Shares

The following table provides information on each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund as of September 24, 2018 because it owns, directly or indirectly, of record more than 25% of the outstanding shares of the Existing Fund, by virtue of its fiduciary roles with respect to its clients or otherwise and, with respect to each New Fund, the expected shareholder ownership information upon consummation of the Reorganization.1 A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders. Provided such a person does not redeem prior to the Reorganization, each person noted below will own the same percentage of outstanding shares of the respective Acquiring Fund after the closing of that Target Fund’s Reorganization.

Principal Shareholders	Percentage of Total Outstanding Shares of the Class as of September 24, 2018
Oak Ridge Disciplined Growth Fund (Existing Fund)/Class I
National Financial Services LLC FEBO Jersey City, NJ 07310	97.99%
Oak Ridge Dividend Growth Fund (Existing Fund)/Class A
FIIOC FBO Covington, KY 41018	85.12%
Oak Ridge Dividend Growth Fund (Existing Fund)/Class I
National Financial Services LLC FEBO Jersey City, NJ 07310	96.29%
Oak Ridge Dynamic Small Cap Fund (Existing Fund)/Class A
Robert W. Baird Co. Inc. Milwaukee, WI 53202	42.11%
Pamela L. Krahl Severna Park, MD 21146	36.91%
Oak Ridge Investments LLC Chicago, IL 60603	16.81%

1 The Existing Funds have no information regarding the beneficial owners of Fund shares owned through accounts with financial intermediaries.
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Oak Ridge Dynamic Small Cap Fund (Existing Fund)/Class I
National Financial Services LLC FEBO Jersey City, NJ 07310	94.48%
Oak Ridge Global Resources & Infrastructure Fund (Existing Fund)/ Class A
UBS Wealth Management USA Weehawken, NJ 07086	65.86%
Charles Schwab & Co., Inc. Exclusive benefit of its customers San Francisco, CA 94105	19.73%
Pershing LLC Jersey City, NJ 07399	6.70%
Raymond James & Associates Inc. Omnibus for mutual funds St Petersburg, FL 33716	5.22%
Oak Ridge Global Resources & Infrastructure Fund (Existing Fund)/ Class I
National Financial Services LLC For exclusive benefit Jersey City, NJ 07310	68.46%
UBS Wealth Management USA Weehawken, NJ 07086	18.60%
TD Ameritrade Inc. Omaha, NE 68103	5.81%
Oak Ridge International Small Cap Growth Fund (Existing Fund)/Class A
UBS WM USA Weehawken, NJ 07086	87.75%
Charles Schwab and Co. Inc. FEBO San Francisco, CA 94105	6.95%
Oak Ridge International Small Cap Growth Fund (Existing Fund)/Class I
UBS WM USA Weehawken, NJ 07086	84.24%
National Financial Services LLC FEBO Jersey City, NJ 07310	8.01%
Oak Ridge Multi Strategy Fund (Existing Fund)/Class A
Raymond James and Associates, Inc. Omnibus for mutual funds St. Petersburg, FL 33716	16.66%
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National Financial Services LLC FEBO Jersey City, NJ 07310	8.66%
Morgan Stanley Jersey City, NJ 07311	7.47%
Merrill Lynch, Pierce, Fenner & Smith For the sole benefit of its customers Jacksonville, FL 32246	6.27%
UBS WM USA Weehawken, NJ 07086	5.02%
Oak Ridge Multi Strategy Fund (Existing Fund)/Class C
Morgan Stanley Jersey City, NJ 07311	41.78%
Wells Fargo Clearing Services LLC FEBO Saint Louis, MO, 63103	11.11%
UBS WM USA Weehawken, NJ 07086	7.98%
Merrill Lynch, Pierce, Fenner & Smith For the sole benefit of its customers Jacksonville, FL 32246	7.13%
Pershing LLC Jersey City, NJ 07399	5.96%
National Financial Services LLC FEBO Jersey City, NJ 07310	5.12%
Oak Ridge Multi Strategy Fund (Existing Fund)/Class I
Pershing LLC Jersey City, NJ 07399	27.94%
SEI Private Trust Co. Oaks, PA 19456	20.82%
UBS WM USA Weehawken, NJ 07086	17.15%
Raymond James and Associates, Inc. Omnibus for mutual funds St. Petersburg, FL 33716	7.20%
Wells Fargo Clearing Services LLC FEBO Saint Louis, MO, 63103	6.29%
Charles Schwab and Co. Inc. FEBO San Francisco, CA 94105	5.98%
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Oak Ridge Small Cap Growth Fund (Existing Fund)/Class A
National Financial Services LLC FEBO Jersey City, NJ 07310	11.26%
Merrill Lynch, Pierce, Fenner & Smith For the sole benefit of its customers Jacksonville, FL 32246	8.35%
Wells Fargo Clearing Services LLC FEBO Saint Louis, MO, 63103	6.79%
Pershing LLC Jersey City, NJ 07399	5.39%
Hartford Life Insurance Company Hartford, CT 61040	5.13%
Oak Ridge Small Cap Growth Fund (Existing Fund)/Class C
Wells Fargo Clearing Services LLC FEBO Saint Louis, MO, 63103	15.70%
Raymond James and Associates Inc. Omnibus for mutual funds St. Petersburg, FL 33716	15.22%
Stifel Nicolaus and Co. Inc. FEBO Saint Louis, MO 63102	8.53%
Morgan Stanley Jersey City, NJ 07311	8.35%%
Merrill Lynch, Pierce, Fenner & Smith For the sole benefit of its customers Jacksonville, FL 32246	8.18%
National Financial Services LLC FEBO Jersey City, NJ 07310	7.85%
Pershing LLC Jersey City, NJ 07399	6.06%
LPL Financial Omnibus Customer Account San Diego, CA 92121	6.18%
Oak Ridge Small Cap Growth Fund (Existing Fund)/Class I
National Financial Services LLC FEBO Jersey City, NJ 07310	24.19%
Wells Fargo Clearing Services LLC FEBO Saint Louis, MO, 63103	21.43%
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Raymond James and Associates Inc. Omnibus for mutual funds St. Petersburg, FL 33716	7.60%
UBS WM USA Weehawken, NJ 07086	7.18%
Charles Schwab and Co. Inc. FEBO San Francisco, CA 94105	6.94%
Oak Ridge Small Cap Growth Fund (Existing Fund)/Class K
National Financial Services LLC FEBO Jersey City, NJ 07310	68.32%
Mid Atlantic Trust Company. Pittsburgh, PA 15222	11.61%
Edward D. Jones and Co. FEBO Saint Louis, MO 63131	7.34%

The following table provides information on shareholders who owned of record or, to the knowledge of the Fund, beneficially, 5% or more of any class of the Existing Fund’s outstanding shares as of September 24, 2018 and, with respect to each New Fund, the expected shareholder ownership information upon consummation of the Reorganization.2 To the knowledge of the Existing Trust, as of September 24, 2018, the officers and trustees of each Existing Fund, as a group, owned less than 1% of the outstanding shares of each class of such Existing Fund.

Principal Shareholders	Percentage of Total Outstanding Shares of the Class as of September 24, 2018
Oak Ridge Disciplined Growth Fund (Existing Fund)/Class I
National Financial Services LLC FEBO Jersey City, NJ 07310	97.99%
Oak Ridge Dividend Growth Fund (Existing Fund)/Class A
FIIOC FBO Covington, KY 41018	85.12%
Oak Ridge Dividend Growth Fund (Existing Fund)/Class I
National Financial Services LLC FEBO Jersey City, NJ 07310	96.29%
Oak Ridge Dynamic Small Cap Fund (Existing Fund)/Class A
Robert W. Baird Co. Inc. Milwaukee, WI 53202	42.11%
Pamela L. Krahl Severna Park, MD 21146	36.91%

2 The Existing Funds have no information regarding the beneficial owners of Fund shares owned through accounts with financial intermediaries.
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Oak Ridge Investments LLC Chicago, IL 60603	16.81%
Oak Ridge Dynamic Small Cap Fund (Existing Fund)/Class I
National Financial Services LLC FEBO Jersey City, NJ 07310	94.48%
Oak Ridge Global Resources & Infrastructure Fund (Existing Fund)/ Class A
UBS Wealth Management USA Weehawken, NJ 07086	65.86%
Charles Schwab & Co., Inc. Exclusive benefit of its customers San Francisco, CA 94105	19.73%
Pershing LLC Jersey City, NJ 07399	6.70%
Raymond James & Associates Inc. Omnibus for mutual funds St Petersburg, FL 33716	5.22%
Oak Ridge Global Resources & Infrastructure Fund (Existing Fund)/ Class I
National Financial Services LLC For exclusive benefit Jersey City, NJ 07310	68.46%
UBS Wealth Management USA Weehawken, NJ 07086	18.60%
TD Ameritrade Inc. Omaha, NE 68103	5.81%
Oak Ridge International Small Cap Growth Fund (Existing Fund)/Class A
UBS WM USA Weehawken, NJ 07086	87.75%
Charles Schwab and Co. Inc. FEBO San Francisco, CA 94105	6.95%
Oak Ridge International Small Cap Growth Fund (Existing Fund)/Class I
UBS WM USA Weehawken, NJ 07086	84.24%
National Financial Services LLC FEBO Jersey City, NJ 07310	8.01%
Oak Ridge Multi Strategy Fund (Existing Fund)/Class A
Raymond James and Associates, Inc. Omnibus for mutual funds St. Petersburg, FL 33716	16.66%
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National Financial Services LLC FEBO Jersey City, NJ 07310	8.66%
Morgan Stanley Jersey City, NJ 07311	7.47%
Merrill Lynch, Pierce, Fenner & Smith For the sole benefit of its customers Jacksonville, FL 32246	6.27%
UBS WM USA Weehawken, NJ 07086	5.02%
Oak Ridge Multi Strategy Fund (Existing Fund)/Class C
Morgan Stanley Jersey City, NJ 07311	41.78%
Wells Fargo Clearing Services LLC FEBO Saint Louis, MO, 63103	11.11%
UBS WM USA Weehawken, NJ 07086	7.98%
Merrill Lynch, Pierce, Fenner & Smith For the sole benefit of its customers Jacksonville, FL 32246	7.13%
Pershing LLC Jersey City, NJ 07399	5.96%
National Financial Services LLC FEBO Jersey City, NJ 07310	5.12%
Oak Ridge Multi Strategy Fund (Existing Fund)/Class I
Pershing LLC Jersey City, NJ 07399	27.94%
SEI Private Trust Co. Oaks, PA 19456	20.82%
UBS WM USA Weehawken, NJ 07086	17.15%
Raymond James and Associates, Inc. Omnibus for mutual funds St. Petersburg, FL 33716	7.20%
Wells Fargo Clearing Services LLC FEBO Saint Louis, MO, 63103	6.29%
Charles Schwab and Co. Inc. FEBO San Francisco, CA 94105	5.98%
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Oak Ridge Small Cap Growth Fund (Existing Fund)/Class A
National Financial Services LLC FEBO Jersey City, NJ 07310	11.26%
Merrill Lynch, Pierce, Fenner & Smith For the sole benefit of its customers Jacksonville, FL 32246	8.35%
Wells Fargo Clearing Services LLC FEBO Saint Louis, MO, 63103	6.79%
Pershing LLC Jersey City, NJ 07399	5.39%
Hartford Life Insurance Company Hartford, CT 61040	5.13%
Oak Ridge Small Cap Growth Fund (Existing Fund)/Class C
Wells Fargo Clearing Services LLC FEBO Saint Louis, MO, 63103	15.70%
Raymond James and Associates Inc. Omnibus for mutual funds St. Petersburg, FL 33716	15.22%
Stifel Nicolaus and Co. Inc. FEBO Saint Louis, MO 63102	8.53%
Morgan Stanley Jersey City, NJ 07311	8.35%%
Merrill Lynch, Pierce, Fenner & Smith For the sole benefit of its customers Jacksonville, FL 32246	8.18%
National Financial Services LLC FEBO Jersey City, NJ 07310	7.85%
Pershing LLC Jersey City, NJ 07399	6.06%
LPL Financial Omnibus Customer Account San Diego, CA 92121	6.18%
Oak Ridge Small Cap Growth Fund (Existing Fund)/Class I
National Financial Services LLC FEBO Jersey City, NJ 07310	24.19%
Wells Fargo Clearing Services LLC FEBO Saint Louis, MO, 63103	21.43%
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Raymond James and Associates Inc. Omnibus for mutual funds St. Petersburg, FL 33716	7.60%
UBS WM USA Weehawken, NJ 07086	7.18%
Charles Schwab and Co. Inc. FEBO San Francisco, CA 94105	6.94%
Oak Ridge Small Cap Growth Fund (Existing Fund)/Class K
National Financial Services LLC FEBO Jersey City, NJ 07310	68.32%
Mid Atlantic Trust Company. Pittsburgh, PA 15222	11.61%
Edward D. Jones and Co. FEBO Saint Louis, MO 63131	7.34%

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EXHIBIT A
AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of October 19, 2018, by and between North Square Investments Trust, a Delaware statutory trust (the “New Trust”), on behalf of its separate investment series listed on Schedule A (each an “Acquiring Fund” and collectively the “Acquiring Funds”), and Investment Managers Series Trust, a Delaware statutory trust (the “Existing Trust”), on behalf of its separate investment series listed on Schedule A (each an “Acquired Fund” and collectively the “Acquired Funds” and, together with the Acquiring Funds, the “Funds”).  North Square Investments, LLC (“North Square Investments”) and Oak Ridge Investments, LLC (“Oak Ridge Investments”), each a Delaware limited liability company, are parties to this Agreement solely for purposes of paragraph 8.2.  All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Funds are made and shall be taken or undertaken by the New Trust on behalf of the Acquiring Funds and all agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquired Funds are made and shall be taken or undertaken by the Existing Trust on behalf of the Acquired Funds.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Treasury Regulations Section 1.368-2(g).  It is intended that each reorganization contemplated by this Agreement constitute a “reorganization” as defined in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations thereunder.  Each  reorganization will consist of (i) the transfer of all of the assets of the applicable Acquired Fund to the corresponding Acquiring Fund in exchange solely for (A) (as applicable) Class A, Class C, Class I, and Class K shares of beneficial interest of the corresponding Acquiring Fund (collectively, “Acquiring Fund Shares”), and (B) the assumption by the corresponding Acquiring Fund of all of the Liabilities (as defined in paragraph 1.3) of the Acquired Fund in accordance with paragraph 1.3 hereof, and (ii) the distribution of the Acquiring Fund Shares of that Acquiring Fund to the shareholders of the corresponding classes of the Acquired Fund in redemption of all outstanding Acquired Fund Shares (as defined below) and in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction a “Reorganization” and, together, the “Reorganizations”).

This Agreement provides for multiple Reorganizations and each Reorganization between an Acquired Fund and its corresponding Acquiring Fund shall be treated as if it had been the subject of a separate agreement.  Each Acquired Fund and the Existing Trust acting for itself and on behalf of each Acquired Fund, and each corresponding Acquiring Fund and the New Trust acting for itself and on behalf of each corresponding Acquiring Fund, is acting separately from all of the other parties and their series, and not jointly or jointly and severally with any other party.

Each Acquired Fund currently offers one or more of the following classes of shares, as noted in Schedule A: Class A, Class C, Class I, and Class K (the “Acquired Fund Shares”).

WHEREAS, the Acquiring Funds and the Acquired Funds are (or will be by the Effective Time, as defined in paragraph 3.1) each separate investment series of the New Trust and Existing Trust, respectively; the New Trust and the Existing Trust are registered open-end management investment companies; and each Acquired Fund owns no securities other than securities in which the corresponding Acquiring Fund is permitted to invest; and

WHEREAS, each Fund is authorized to issue its shares of beneficial interest; and
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WHEREAS, the Board of Trustees of the New Trust has determined, with respect to each Acquiring Fund, that: (1) participation in the applicable Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the applicable Reorganization; and

WHEREAS, the Board of Trustees of the Existing Trust has determined, with respect to each Acquired Fund, that: (1) participation in the applicable Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the applicable Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	THE REORGANIZATIONS AND FUND TRANSACTIONS

1.1
The Reorganizations.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), the Existing Trust shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of each Acquired Fund to the corresponding Acquiring Fund.  In consideration of the foregoing, at the Effective Time, the corresponding Acquiring Fund shall deliver to the Acquired Fund full and fractional (to the third decimal place) Class A, Class C, Class I, and Class K Acquiring Fund Shares (as applicable) of the corresponding Acquiring Fund, and the New Trust shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the corresponding Acquiring Fund.  The number of Acquiring Fund Shares of each Acquiring Fund to be delivered shall be determined as set forth in paragraph 2.3.  The transactions comprising each Reorganization shall take place on the date of the Closing, as defined in paragraph 3.1 (the “Closing Date”).

1.2
Assets of the Acquired Funds.  The assets of an Acquired Fund to be acquired by the corresponding Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Valuation Time (as defined in paragraph 2.5), books and records, all rights of the Acquired Fund of any value whatsoever, including, without limitation, any indemnification, insurance rights or proceeds or other right of recovery or claim owned or enjoyed by the Existing Trust with respect to any Acquired Fund, or any Acquired Fund arising from any Liability (as defined in paragraph 1.3) assumed by the New Trust or any Acquiring Fund pursuant to the terms hereof (the “Recovery Right”), and any other property owned by the Acquired Fund at the Valuation Time (collectively, the “Assets”). To the extent that a Recovery Right arises after the Closing Date, the Existing Trust agrees that it will use reasonable efforts to cooperate with the New Trust and, as applicable, any Acquiring Fund, in pursuing such Recovery Right.

1.3
Liabilities of the Acquired Funds.  Each Acquired Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Time consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus.  No later than five business days preceding the Closing Date, the Existing Trust will deliver to the New Trust a statement with respect to each Acquired Fund listing each Acquired Fund’s known liabilities, claims against and obligations in existence as of the date thereof (the “Statement of Claims and Liabilities”). On the Closing Date, (a) each Acquiring Fund will assume all of the corresponding Acquired Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise, in existence on the Closing Date (collectively, the “Liabilities”), and (b) the New Trust, on behalf of each Acquiring Fund, will execute and deliver to the Existing Trust an Assumption of Liabilities, dated as of the Closing Date, and in a form and substance acceptable to the Existing Trust, pursuant to which each Acquiring Fund will assume on the Closing Date all of the Liabilities of the corresponding Acquired Fund.

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1.4
Distribution of Acquiring Fund Shares.  At the Effective Time (or as soon thereafter as is reasonably practicable), the applicable Acquired Fund will distribute the Class A, Class C, Class I, and Class K Acquiring Fund Shares (as applicable) received from the corresponding Acquiring Fund pursuant to paragraph 1.1, pro rata on a class-by-class basis to the record holders of the Class A, Class C, Class I, and Class K shares (as applicable), respectively, of such Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares of the corresponding Acquiring Fund then credited to the account of the Acquired Fund on the books of the corresponding Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of the Class A, Class C, Class I, and Class K Acquiring Fund Shares (as applicable) of the corresponding Acquiring Fund to be so credited to the Class A, Class C, Class I, and Class K Acquired Fund Shareholders of the applicable Acquired Fund, respectively, shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the applicable Acquired Fund of the respective classes owned by such Acquired Fund Shareholders at the Effective Time.  All issued and outstanding Acquired Fund Shares will simultaneously be redeemed and canceled on the books of the Acquired Fund.  Each Acquiring Fund shall not issue share certificates representing the Acquiring Fund Shares in connection with such exchange.  Each Acquired Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Acquired Fund before the Effective Time with respect to Acquired Fund Shares that are held of record by the Acquired Fund Shareholder at the Effective Time on the Closing Date.

1.5	Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Funds’ transfer agent.
1.6
Filing Responsibilities of the Acquired Funds.  Any reporting responsibility of an Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns (for periods ending on or before the Closing Date), or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date as the Acquired Fund’s existence is terminated.

1.7	Termination of Acquired Funds. After the Closing Date, each Acquired Fund shall not conduct any business except in connection with the Acquired Fund’s termination or as otherwise contemplated hereby.

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2.	VALUATION

2.1
Net Asset Value of the Acquired Funds.  The net asset value of each Class of the Acquired Fund Shares shall be the net asset value computed by UMB Fund Services, Inc., in its capacity as the Acquired Funds’ accounting agent, as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquired Funds.

2.2
Net Asset Value of the Acquiring Funds.  The net asset value of each Class of the Acquiring Fund Shares shall be the net asset value computed by U.S. Bancorp Fund Services, LLC, in its capacity as the Acquiring Funds’ fund accountant, as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Funds.

2.3
Calculation of Number of Acquiring Fund Shares.  The number of each class of Acquiring Fund Shares of the applicable Acquiring Fund (including fractional shares to the third decimal place, if any) in connection with a Reorganization shall be determined by U.S. Bancorp Fund Services, LLC by: dividing the net asset value attributable to the corresponding class of Acquired Fund Shares of the corresponding Acquired Fund, determined in accordance with the valuation procedures referred to in paragraph 2.1, by the per share net asset value of Acquiring Fund Shares of the applicable class of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2.  The parties agree that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.

2.4
Determination of Value.  All computations of value hereunder shall be made by UMB Fund Services, Inc., in its capacity as the Acquired Funds’ accounting agent, using the valuation procedures of the Acquired Funds in pricing the shares and assets of the Acquired Fund, and shall be subject to confirmation by U.S. Bancorp Fund Services, LLC and shall be subject to adjustment by an amount, if any, agreed to by UMB Fund Services, Inc. and U.S. Bancorp Fund Services, LLC.

2.5
Valuation Time. The Valuation Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the Closing Date (the “Valuation Time”).

3.	CLOSING
3.1
Closing.  The Reorganizations, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of the Existing Trust on or about February 15, 2019, or at such other place and/or on such other date as to which the parties may agree, provided that the Existing Trust, on behalf of an Acquired Fund, may unilaterally delay the Closing upon written notice to the New Trust to allow enough time for sufficient votes of an Acquired Fund’s shareholders to be obtained.  All acts taking place at the Closing shall be deemed to take place simultaneously at 5:00 p.m. (Eastern Time) on the Closing Date unless otherwise provided herein (the “Effective Time”).

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3.2
Transfer and Delivery of Assets.  The Existing Trust shall direct UMB Bank, n.a. (“UMB Bank”), as custodian for the Acquired Funds, to deliver, at the Closing, with respect to each Reorganization, a certificate of an authorized officer stating that: (i) the Assets were delivered in proper form to the applicable Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Existing Trust shall also direct UMB Bank (a) to make each Acquired Fund’s portfolio securities available to U.S. Bank, N.A. (“U.S. Bank”), as custodian for the corresponding Acquiring Fund, for examination, no later than five business days preceding the Effective Time and (b) to transfer and deliver the Assets at the Effective Time to U.S. Bank for the corresponding Acquiring Fund’s account, as follows:  (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the customary practices of UMB Bank and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Assets are deposited, in the case of the Acquired Fund’s portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash.

3.3
Share Records.  With respect to each Reorganization, the Existing Trust shall direct UMB Fund Services, Inc., in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing to the New Trust a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders of the applicable Acquired Fund and the number and percentage ownership of the outstanding classes of Acquired Fund Shares of that Acquired Fund owned by each such Acquired Fund Shareholder immediately prior to the Closing.  The corresponding Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Secretary of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of each class of Acquiring Fund Shares of that Acquiring Fund will be credited to the Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the corresponding Acquiring Fund.

3.4
Postponement of Valuation Time.  In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Funds or the Acquired Funds (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Funds or the Acquiring Funds, respectively, is impracticable as mutually determined by the parties, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES
4.1
Representations and Warranties of the Acquired Funds.  Except as has been fully disclosed to the New Trust in a written instrument executed by an officer of the Existing Trust, the Existing Trust, on behalf of each Acquired Fund, represents and warrants to the New Trust, on behalf of the corresponding Acquiring Fund, as follows:

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(a)
Each Acquired Fund is a duly established series of the Existing Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Amended and Restated Agreement and Declaration of Trust and By-Laws, each as may be amended from time to time, to own all of its properties and assets, to carry on its business as it is presently conducted and, subject to approval by Acquired Fund Shareholders, to perform its obligations under this Agreement.

(b)
The Existing Trust is registered with the Commission as an open-end series management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by the Existing Trust, for itself and on behalf of the Acquired Funds, except for the effectiveness of the registration statement on Form N-1A discussed in paragraph 6.3(e) and the N-14 (defined in paragraph 5.6) and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Acquired Fund Shareholders as described in paragraph 6.3(a).

(d)
The current prospectus and statement of additional information of each Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)
At the Effective Time, each Acquired Fund will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the corresponding Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

(f)
The Existing Trust is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i) a material violation of its Amended and Restated Agreement and Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which any Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquired Fund is a party or by which it is bound.

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(g)
All material contracts or other commitments of each Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to such Acquired Fund on or prior to the Effective Time.

(h)
Except as otherwise disclosed to and accepted by the New Trust in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Existing Trust’s knowledge, threatened against the Existing Trust, with respect to an Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Existing Trust, on behalf of the Acquired Funds, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated.

(i)
The Statements of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedules of Investments of the Acquired Funds at and for the fiscal year ended May 31, 2018, for Acquired Funds with a fiscal year ending May 31, and at and for the fiscal year ended March 31, 2018, for Acquired Funds with a fiscal year ending March 31, have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Funds) present fairly, in all material respects, the financial condition of each Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of any Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(j)
Since May 31, 2018, for Acquired Funds with a fiscal year ending May 31, and since March 31, 2018, for Acquired Funds with a fiscal year ending March 31, there has been no material adverse change in any Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by any Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the corresponding Acquiring Fund in writing.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by an Acquired Fund, the discharge of an Acquired Fund’s liabilities, distributions of net investment income and/or net realized gains, or the redemption of an Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k)
At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of each Acquired Fund required by law to have been filed with a governmental authority by such date (taking into account any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes (whether or not shown as due or required to be shown as due on said returns and reports) have been paid or provision has been made for the payment thereof and, to the best of the Existing Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

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(l)
On its tax return for its first taxable year after it commenced operations, each Acquired Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code.  Each Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet all applicable requirements until the Closing.  No Acquired Fund has at any time since its inception been liable for, nor is now liable for, any material unpaid income or excise tax pursuant to Sections 852 or 4982 of the Code for any period ending on or before the Closing Date.  There is no other material unpaid tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on each Acquired Fund’s books. No Acquired Fund has earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to it.  The Acquired Funds will not be subject to corporate-level taxation on the sale of any assets currently held by them as a result of the application of Section 337(d) of the Code and the regulations thereunder.  All dividends paid by the Acquired Funds at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.  Each Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all material taxes required to have been withheld and paid to the proper taxing authorities.

(m)
All of the issued and outstanding shares of the Acquired Funds will, at the Effective Time, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of each Acquired Fund, as provided in paragraph 3.3.  The Acquired Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any Acquired Fund’s shares.

(n)
The execution, delivery and performance of this Agreement will have been duly authorized prior to the date hereof by all necessary action on the part of the Board of Trustees of the Existing Trust, on behalf of each Acquired Fund, and, subject to the approval of the shareholders of each respective Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)
Any information provided by the Existing Trust in respect of any Acquired Fund in writing for use in the N-14 (as defined in paragraph 5.6) will, at the effective date of the N-14: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (o) shall not apply to statements in or omissions from the N-14 made in reliance upon and in conformity with information that was furnished by the Acquiring Funds for use therein.

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4.2
Representations and Warranties of the Acquiring Funds.  Except as has been fully disclosed to the Existing Trust in a written instrument executed by an officer of the New Trust, the New Trust, on behalf of each Acquiring Fund, represents and warrants to the Existing Trust, on behalf of the corresponding Acquired Fund, as follows:

(a)
Each Acquiring Fund is a duly established series of the New Trust, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws, each as may be amended from time to time, to own all of its properties and assets, to carry on its business as it is presently conducted, and to perform its obligations under this Agreement.

(b)
At the Effective Time, the New Trust will be registered with the Commission as an open-end series management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect.

(c)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the New Trust, for itself and on behalf of the Acquiring Funds, except for the effectiveness of the registration statement on Form N-1A discussed in paragraph 6.3(e) and the N-14 and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Acquired Fund Shareholders as described in paragraph 6.3(a).

(d)
At the Effective Date, the current prospectus and statement of additional information of each Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)
The New Trust is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in: (i)  a material violation of the New Trust’s Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which any Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which any Acquiring Fund is a party or by which it is bound.

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(f)
Except as otherwise disclosed to and accepted by the Acquired Funds in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Funds’ knowledge, threatened against any Acquiring Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  The Acquiring Funds know of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects their business or their ability to consummate the transactions herein contemplated.

(g)
With respect to each Acquiring Fund, there shall be no issued and outstanding shares of any Acquiring Fund prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to a seed capital investor in order to commence operations of each Acquiring Fund. The Initial Shares have been or will be redeemed by each Acquiring Fund prior to the Closing for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by each Acquiring Fund in a non-interest bearing account.

(h)
Prior to the Effective Time, the Acquiring Funds will have no assets (other than any seed capital invested by North Square Investments and/or its affiliates) and no liabilities.  The Acquiring Funds have not commenced investment operations and will not commence investment operations until after the Effective Time.

(i)
Each Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company, will elect to be treated as such, and will compute its federal income tax under Section 852 of the Code for the period beginning on the Closing Date.  After the Closing, each Acquiring Fund will be a fund that is treated as a separate corporation under Section 851(g) of the Code.

(j)
The execution, delivery and performance of this Agreement will have been duly authorized prior to the date hereof by all necessary action on the part of the Board of Trustees of the New Trust, on behalf of each Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(k)
The Acquiring Fund Shares to be issued and delivered to the respective Acquired Funds, for the account of the applicable Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by the New Trust and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws.  The Acquiring Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of an Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Funds’ shares.

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(l)
The information to be furnished by the Acquiring Funds for use in the registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities laws and other laws and regulations thereunder applicable thereto.

(m)
The N-14 (as defined in paragraph 5.6), insofar as it relates to the Acquiring Funds and the Acquiring Fund Shares, will, at the effective date of the N-14: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading on the effective date of the Registration Statement, at the Effective Time, and at the time of the shareholder meeting, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (l) shall not apply to statements in or omissions from the N-14 made in reliance upon and in conformity with information that was furnished by the Acquired Funds for use therein.

5	COVENANTS AND AGREEMENTS
5.1
Conduct of Business.  Each Acquiring Fund and each Acquired Fund will operate its business in the ordinary course consistent with prior practice between the date hereof and the Effective Time, it being understood that such ordinary course of business with respect to an Acquired Fund will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and with respect to an Acquiring Fund will include the redemption of the Initial Shares.

5.2
No Distribution of Acquiring Fund Shares.  Each Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3
Information.  Each Acquired Fund will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares of that Acquired Fund.

5.4
Other Necessary Action.  Subject to the provisions of this Agreement, the Acquiring Funds and the Acquired Funds will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5
Shareholder Meeting.  The Existing Trust will call a meeting of shareholders of each Acquired Fund to consider and act upon this Agreement and to take such other action under applicable federal and state law to obtain approval of the transactions contemplated herein. Upon the mutual agreement of the Existing Trust and the New Trust, the shareholder meeting may be adjourned and/or postponed to allow for solicitation of additional votes in favor of approval of the Agreement or any transactions contemplated by this Agreement, including one or more Reorganizations.

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5.6
N-14.  The Acquired Funds will provide the Acquiring Funds with information regarding the Acquired Funds, and the Acquiring Funds will provide the Acquired Funds with information regarding the Acquiring Funds, reasonably necessary for the preparation of the Combined Proxy Statement and Prospectus on Form N-14 (the “N-14”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Funds to consider approval of this Agreement and the transactions contemplated herein and the associated registration of shares of the Acquiring Funds. The New Trust will prepare and file the N-14 with the Commission after the Board of Trustees of the Existing Trust have approved this Agreement and the transactions contemplated herein.  As soon as reasonably practicable, the Acquiring Funds shall notify the Acquired Funds and the Acquired Funds shall notify the Acquiring Funds of any information that may, from the effective date of the N-14 through the date of the meeting of the shareholders of the Acquired Funds, cause the N-14 to contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

5.7
Filing of Registration Statement by New Trust. The New Trust will have filed an initial registration statement for open-end management investment companies on Form N-1A for the purpose of registering the Acquiring Funds under the 1940 Act.

5.8
Liquidating Distribution.  As soon as is reasonably practicable after the Closing of each Reorganization, each Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the corresponding Acquiring Fund Shares received at the Closing.

5.9
Commercially Reasonable Efforts.  The Acquiring Funds and the Acquired Funds shall each use their commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article 6 to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.10
Other Instruments.  The Existing Trust, on behalf of the Acquired Funds, and the New Trust, on behalf of the Acquiring Funds, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm: (a) the Existing Trust’s, on behalf of the Acquired Funds, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the New Trust’s, on behalf of the Acquiring Funds, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

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5.11
Regulatory Approvals.  Each Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and applicable state blue sky or securities laws it deems appropriate to commence the Acquiring Fund’s investment operations after the Effective Time.

6	CONDITIONS PRECEDENT
6.1
Conditions Precedent to Obligations of the Acquired Funds.  The obligations of the Existing Trust, on behalf of the Acquired Funds, to consummate the transactions provided for herein shall be subject, at the Existing Trust’s election, to the following conditions:

(a)
All representations and warranties of the Acquiring Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b)
The New Trust shall have delivered to the Acquired Funds a certificate executed in the name of New Trust by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Existing Trust, and dated as of the Effective Time, to the effect that the representations and warranties of the New Trust, on behalf of each of the Acquiring Funds, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Existing Trust shall reasonably request.

(c)
The Acquiring Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Funds, on or before the Effective Time.

(d)
The Acquired Funds and the Acquiring Funds shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(e)	The New Trust, on behalf of each Acquiring Fund, shall have executed and delivered to the Existing Trust the Assumption of Liabilities in accordance with paragraph 1.3 hereof.
(f)
The Existing Trust, on behalf of the Acquired Funds, shall have received on the Closing Date the opinion of Goodwin Procter, LLP, counsel to the New Trust (which may reasonably rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel) (each such opinion may reasonably rely on certificates of officers or Trustees of the New Trust) dated as of the Closing Date, covering the following points:

(i)
The New Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of the Acquiring Funds’ properties and assets and to carry on its business, including that of each Acquiring Fund, as a registered investment company, and each Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted;

(ii)
The Agreement has been duly authorized, executed and delivered by the New Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Existing Trust, is a valid and binding obligation of the New Trust on behalf of each Acquiring Fund enforceable against the New Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(iii)
The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and will be fully paid and non-assessable by the New Trust, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(iv)
The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the New Trust’s Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which the New Trust is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the New Trust is a party or by which it is bound;

(v)
To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority under U.S. federal law or the Delaware Statutory Trust Act, is required to be obtained by the New Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act (it being understood that counsel has made no independent investigation or analysis with respect to state securities laws and is not opining on such laws);

(vi)
The New Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of each Acquiring Fund, under the 1940 Act; its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and each Acquiring Fund is a separate series of the New Trust duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-Laws of the New Trust and applicable law; and

6.2
Conditions Precedent to Obligations of the Acquiring Funds. The obligations of the New Trust, on behalf of the Acquiring Funds, to complete the transactions provided for herein shall be subject, at the New Trust’s election, to the following conditions:

(a)
All representations and warranties of the Acquired Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

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(b)
The Existing Trust shall have delivered to the Acquiring Funds (i) a statement of each Acquired Fund’s Assets and Liabilities, as of the Effective Time, which is prepared in accordance with GAAP and certified by the Treasurer of the Existing Trust in form and substance satisfactory to the New Trust and each Acquiring Fund, and (ii) the Statement of Claims and Liabilities.

(c)
The Existing Trust shall have delivered to the Acquiring Funds a certificate executed in the name of the Existing Trust by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Funds and dated as of the Effective Time, to the effect that the representations and warranties of the Acquired Funds, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the New Trust shall reasonably request.

(d)
The Acquired Funds shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Funds, on or before the Effective Time.

(e)
The Acquired Funds and the Acquiring Funds shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(f)
The Existing Trust shall have duly executed and delivered to the New Trust such bills of sale, assignments, certificates and other instruments of transfer as may be necessary or desirable to transfer all right, title and interest of each Acquired Fund in and to the Assets.

(g)
The New Trust, on behalf of the Acquiring Funds, shall have received on the Closing Date the opinion of Morgan, Lewis & Bockius LLP, counsel to the Existing Trust (or local Delaware counsel with respect to matters governed by the laws of the State of Delaware) (each such opinion may reasonably rely on certificates of officers or Trustees of the Existing Trust) dated as of the Closing Date, covering the following points:

(i)
The Existing Trust is a statutory trust, validly existing and in good standing under the laws of the State of Delaware and has the power to enter into the Agreement and the power to own all of the Acquired Funds’ properties and assets, as set forth in the Acquired Funds' Schedules of Investments at and for the fiscal year ended May 31, 2018, for Acquired Funds with a fiscal year ending May 31, and at and for the fiscal year ended March 31, 2018, for Acquired Funds with a fiscal year ending March 31 and to carry on its business, including that of the Acquired Funds, as presently conducted;

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(ii)
The Agreement has been duly authorized, executed and delivered by the Existing Trust, on behalf of the Acquired Funds, and, assuming due authorization, execution and delivery of the Agreement by the New Trust, on behalf of the Acquiring Funds, is a valid and binding obligation of the Existing Trust, on behalf of the Acquired Funds, enforceable against the Existing Trust in accordance with its terms;

(iii)
The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of the Existing Trust’s Declaration of Trust or its By-Laws;

(iv)
To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority under U.S. federal law or the Delaware Statutory Trust Act is required to be obtained by the Existing Trust in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act (it being understood that counsel has made no independent investigation or analysis with respect to state securities laws and is not opining on such laws);

(v)
The Existing Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Acquired Funds, under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(vi)	The outstanding shares of the Acquired Funds are registered under the 1933 Act, and such registration is in full force and effect;
6.3
Other Conditions Precedent.  If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, the Existing Trust, on behalf of the Acquired Funds or the New Trust, on behalf of the Acquiring Funds, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)
The Agreement and the transactions contemplated herein shall have been approved by: (i) the Board of Trustees of the Existing Trust and the Board of Trustees of the New Trust; and (ii) the requisite vote of shareholders of each Acquired Fund in accordance with Delaware law and other applicable law and the provisions of Existing Fund’s Amended and Restated Agreement and Declaration of Trust, and certified copies of the resolutions evidencing such approvals shall have been delivered to the New Trust, on behalf of each Acquiring Fund.  The Board of Trustees of the Existing Trust and the Board of Trustees of the New Trust, including a majority of the trustees of each Board who are not “interested persons” as that term is defined in the 1940 Act (“Independent Trustees”), shall have determined that participation in the Reorganization is in the best interests of each Acquired Fund and Acquiring Fund, respectively, and that the interests of the existing shareholders of each Acquired Fund and Acquiring Fund, respectively, will not be diluted as a result of the Reorganization.

(b)
At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of the Existing Trust or the New Trust, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

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(c)
All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the parties to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Acquired Funds, provided that either party hereto may for itself waive any of such conditions.

(d)
The N-14 shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e)
The registration statement on Form N-1A with regard to the Acquiring Funds shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the New Trust, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)
With respect to each Reorganization, the Existing Trust and the New Trust shall have received an opinion of Goodwin Procter LLP dated as of the Closing and addressed the Acquiring Fund and Acquired Fund, in a form reasonably satisfactory to the Acquiring Fund and the Acquired Fund, as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(i)
The transfer by the Acquired Fund of all of its assets to the corresponding Acquiring Fund in exchange solely for the assumption of the all the Acquired Fund’s liabilities and Acquiring Fund Shares, and the distribution of such shares to the Acquired Fund Shareholders, as provided in this Agreement, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)
No gain or loss will be recognized by the Acquired Fund as a result of such transactions except with respect to certain contracts described in Section 1256(b) of the Code and stock in passive foreign investment companies, as defined in Section 1297(a) of the Code;

(iii)	No gain or loss will be recognized by the Acquiring Fund as a result of such transactions;
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(iv)	No gain or loss will be recognized by the shareholders of the Acquired Fund upon the distribution to them by the New Trust of the Acquiring Fund Shares in exchange for their Acquired Fund Shares;
(v)
The aggregate tax basis of the Acquiring Fund Shares received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the shareholder's Acquired Fund Shares of the Acquired Fund immediately prior to such transactions;

(vi)	The basis of each of the Acquired Fund Assets received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to such transactions;
(vii)
A shareholder's holding period for the Acquiring Fund Shares will be determined by including the period for which the shareholder held the Acquired Fund Shares exchanged therefor, provided that the shareholder held such Acquired Fund Shares as a capital asset; and

(viii)
The holding period of the Acquiring Fund with respect to each Acquired Fund Asset will include the period for which such Acquired Fund Asset was held by the Acquired Fund, provided that the Acquired Fund held such Acquired Fund Asset as a capital asset;

(ix)	The taxable year of the Acquired Fund will not end as a result of the Reorganization.
(x)
The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

No opinion will be expressed as to the effect of the Reorganizations on any Acquired Fund or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Goodwin Procter LLP may reasonably request, and the Acquired Funds and Acquiring Funds will cooperate to make and certify the accuracy of such representations.  Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(d).

6.4	UMB Bank shall have delivered such certificates or other documents as set forth in paragraph 3.2.
6.5
The Transfer Agent shall have delivered a certificate of its authorized officer as set forth in paragraph 3.3 and each Acquiring Fund shall have issued and delivered, or cause its transfer agent to have issued and delivered a confirmation as set forth in paragraph 3.3.

6.6	The Acquiring Funds shall have issued and delivered to the Secretary of the Acquired Funds the confirmation as set forth in paragraph 3.3.
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6.7
All conditions to North Square Investment’s obligations, as set forth in Section 7 of the Fund Adoption Agreement entered into by and between North Square Investments and Oak Ridge Investments (the “Fund Adoption Agreement”) shall be satisfied unless waived by North Square Investments in writing.

6.8	All conditions to Oak Ridge Investments’ obligations, as set forth in Section 8 of the Fund Adoption Agreement, shall be satisfied unless waived by Oak Ridge Investments in writing.
7	INDEMNIFICATION
7.1
Indemnification by the Acquiring Funds.  The New Trust, solely out of each respective Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the corresponding Acquired Fund, and its trustees, officers, employees and agents (together, the “Acquired Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on: (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Fund or the Acquiring Fund’s trustees, officers, employees or agents prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any grossly negligent, intentional or fraudulent act, omission or error of the Acquired Fund or its respective trustees, officers, employees or agents.

7.2
Indemnification by the Acquired Funds.  The Existing Trust, solely out of each respective Acquired Fund’s assets and property, agrees to indemnify and hold harmless the corresponding Acquiring Fund, and its trustees, officers, employees and agents (together, the “Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on: (a) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Fund or the Acquired Fund’s trustees, officers, employees or agents prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any grossly negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or its respective trustees, officers, employees or agents.

7.3
Liability of the Existing Trust.  The parties understand and agree that the obligations of any of the Acquired Funds under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Existing Trust personally, but bind only the subject Acquired Fund’s property, as provided in the Amended and Restated Agreement and Declaration of Trust of the Existing Trust.  The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Existing Trust on behalf of the Acquired Funds and signed by authorized officers of the Existing Trust. Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Funds as provided in the Existing Trust’s Amended and Restated Agreement and Declaration of Trust.  Moreover, no series of the Existing Trust other than the subject Acquired Fund shall be responsible for the obligations of the Existing Trust hereunder, and all persons shall look only to the assets of such subject Acquired Fund to satisfy the obligations of any such Acquired Fund hereunder.

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7.4
Liability of the New Trust.  The parties understand and agree that the obligations of any of the Acquiring Funds under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the New Trust personally, but bind only the subject Acquiring Fund’s property, as provided in the Declaration of Trust of the New Trust.  The execution and delivery of this Agreement have been authorized by the Board of Trustees of the New Trust on behalf of the Acquiring Funds and signed by authorized officers of the New Trust. Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Funds as provided in the New Trust’s Declaration of Trust.  Moreover, no series of the New Trust other than the subject Acquiring Fund shall be responsible for the obligations of the New Trust hereunder, and all persons shall look only to the assets of such subject Acquiring Fund to satisfy the obligations of any such Acquiring Fund hereunder.

8	BROKERAGE FEES AND EXPENSES
8.1
No Broker or Finder Fees.  The Acquiring Funds and the Acquired Funds represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2
Expenses of Reorganizations.  North Square Investments and Oak Ridge Investments agree that none of the costs and expenses incurred in connection with the Reorganizations, whether or not the Reorganizations are consummated, will be borne by the Existing Trust on behalf of the Acquired Funds or the New Trust on behalf of the Acquiring Funds, and that such costs and expenses will be borne by North Square Investments and Oak Ridge Investments.  Specifically, legal and accounting fees and expenses and other expenses relating to meetings of the Board of Trustees of the Existing Trust, and to the Board’s review and consideration of the Reorganizations and related matters, shall be borne by Oak Ridge Investments.  Legal and accounting fees and expenses and other expenses relating to meetings of the Board of Trustees of the New Trust, and to the Board’s review and consideration of the Reorganizations and related matters, shall be borne by North Square Investments.  Other expenses of the Funds relating to the Reorganizations shall be borne by North Square Investments and Oak Ridge Investments as provided for in the Fund Adoption Agreement.  Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by either an Acquired Fund or an Acquiring Fund to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a reorganization within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on either an Acquired Fund or an Acquiring Fund or on any of their respective shareholders.

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Costs and expenses incurred in connection with the Reorganizations include, without limitation, (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing the N-14, and printing and distributing the Acquiring Funds’ prospectus and the Acquired Funds’ proxy materials; (2) legal and accounting fees, including fees of the counsel to the Existing Trust and its Independent Trustees; (3) transfer agent and custodian conversion costs; (4) transfer taxes for foreign securities; (5) proxy solicitation costs; (6) expenses of holding the shareholders meeting (including any adjournments thereof); and (7) expenses of liquidating the Acquired Funds.

At the Closing, Oak Ridge Investments and North Square Investments shall pay the estimated costs and expenses incurred in connection with the Reorganizations to be paid by them pursuant to this paragraph, and any remaining balance shall be paid by Oak Ridge Investments and North Square Investments within thirty (30) days after the Closing.

9	AMENDMENTS AND TERMINATION
9.1
Amendments.  Notwithstanding anything herein to the contrary, this Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of either party, on behalf of either an Acquired Fund or an Acquiring Fund, respectively; provided, however, that following a meeting of the shareholders of an Acquired Fund pursuant to paragraph 5.5 of this Agreement, no such amendment may have the effect of changing any provision to the detriment of such shareholders without their further approval.

9.2
Termination.  Notwithstanding anything herein to the contrary, this Agreement may be terminated with respect to one or more Reorganizations by the mutual agreement of the Existing Trust and the New Trust prior to the Closing Date.  In addition, the Existing Trust or the New Trust may at its option terminate this Agreement with respect to one or more Reorganizations at or prior to the Closing Date because:

(a)
Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date, if not cured within thirty (30) days or, in the sole discretion of the non-breaching party’s Board of Trustees, prior to the Closing Date;

(b)	A condition herein that is precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met as of the Closing Date;
(c)	The Fund Adoption Agreement has been terminated by either North Square Investments or Oak Ridge Investments in accordance with the terms thereof;
(d)
Any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this subparagraph (d) shall have used its commercially reasonable efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied; or

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(e)
The Board of Trustees of the Existing Trust or the Board of Trustees of the New Trust has resolved to terminate this Agreement after determining in good faith that circumstances have developed that would make proceeding with a Reorganization inadvisable and has given notice to the other party.

10	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to the Existing Trust:

Investment Managers Series Trust
235 W. Galena Street
Milwaukee, Wisconsin 53212
Attention: Joy Ausili

With copies (which shall not constitute notice) to:

Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
 Attention: Laurie Dee, Esq.

If to the New Trust:

North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603
Attention: Mark Goodwin

With copies (which shall not constitute notice) to:

Goodwin Procter LLP
 901 New York Avenue, NW
Washington, DC 20001
 Attention: Robert M. Kurucza, Esq.

11	MISCELLANEOUS
11.1
Entire Agreement.  The parties agree that neither party has made any representation, warranty or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2
Survival.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Funds and Acquiring Funds contained in paragraphs 7.1 and 7.2, shall survive the Closing.

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11.3	Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
11.4	Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.
11.5
Assignment.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6	Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

12	CONFIDENTIALITY

Each Fund agrees to treat confidentially and as proprietary information of the other Funds all records and other information, including any information relating to portfolio holdings, of such other Funds and not to use such records and information for any purpose other than the performance of its duties under this Agreement; provided, however, that after prior notification of and written approval by another Fund (which approval shall not be withheld if the disclosing Fund would be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities having proper jurisdiction, and which approval shall not be withheld unreasonably in any other circumstance), a Fund may disclose such records and/or information as so approved.

***Signature Page Follows***
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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first above written.

NORTH SQUARE INVESTMENTS TRUST on behalf of the Acquiring Funds listed on Schedule A	INVESTMENT MANAGERS SERIES TRUST on behalf of the Acquired Funds listed on Schedule A

By: /s/ Mark Goodwin	By: /s/ Joy Ausili
Name: Mark Goodwin	Name: Joy Ausili
Title: President _____________________________________	Title: Vice President

NORTH SQUARE INVESTMENTS, LLC (Solely for purposes of Paragraph 8.2)	OAK RIDGE INVESTMENTS, LLC (Solely for purposes of Paragraph 8.2)

By: /s/ Mark Goodwin	By: /s/ David Klaskin
Name: Mark Goodwin	Name: David Klaskin
Title: Chief Executive Officer	Title: Chief Executive Officer

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SCHEDULE A

THE ACQUIRED FUNDS (each Acquired Fund is a series of Investment Managers Series Trust)	THE ACQUIRING FUNDS (each Acquiring Fund is a series of North Square Investments Trust)
Oak Ridge Small Cap Growth Fund Class A Class C Class I Class K	North Square Oak Ridge Small Cap Growth Fund Class A Class C Class I Class K
Oak Ridge Dividend Growth Fund Class A Class I	North Square Oak Ridge Dividend Growth Fund Class A Class I
Oak Ridge Disciplined Growth Fund Class A Class I	North Square Oak Ridge Disciplined Growth Fund Class A Class I
Oak Ridge International Small Cap Fund Class A Class I	North Square International Small Cap Fund Class A Class I
Oak Ridge Global Resources & Infrastructure Fund Class A Class I	North Square Global Resources & Infrastructure Fund Class A Class I
Oak Ridge Dynamic Small Cap Fund Class A Class I	North Square Dynamic Small Cap Fund Class A Class I
Oak Ridge Multi Strategy Fund Class A Class C Class I	North Square Multi Strategy Fund Class A Class C Class I

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EXHIBIT B
COMPARISON OF ORGANIZATIONAL DOCUMENTS AND SHAREHOLDER RIGHTS

This chart highlights certain differences between the terms of the declaration of trust and by-laws of the Existing Funds and of the New Funds. The following is qualified in its entirety by reference to the documents themselves. Shareholders should refer to the provisions of these governing documents and the relevant state law directly for a more thorough comparison.

Matter	Investment Managers Series Trust	North Square Investments Trust
Limits on Issuance of Shares
The Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trustees to provide that the number of Shares of a Series or Class which may be issued is unlimited, or to limit the number issuable.

The Agreement and Declaration of Trust permits the Trustees to issue Shares without limitation as to number.
Termination of the Trust, a Series or Class
The Declaration of Trust provides that the Trust may be terminated at any time by a vote of a Majority of the Trustees and written notice to the Shareholders.  Any Series of Shares may be dissolved at any time by a vote of a Majority of the Trustees and written notice to the Shareholders of such Series.  Any Class of any Series of Shares may be terminated at any time by a vote of a Majority of the Trustees and written notice to the Shareholders of such Class.

The Agreement and Declaration of Trust provides that the Trust may be dissolved at any time by the Trustees without Shareholder approval. Any Series of Shares may be dissolved at any time by the Trustees without shareholder approval. Any Class may be terminated at any time by the Trustee without shareholder approval. Any action to dissolve the Trust shall be deemed to also be an action to dissolve each Series, and to terminate each Class.

Trustee Liability
Under the Declaration of Trust, the Trustees, officers, employees and agents of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees, officers, employees or agents of the Trust and not in their own capacities. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other Person or Persons in connection with the assets or affairs of the Trust or of any Series, save only that arising from his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or the discharge of his functions.

Under the Agreement and Declaration of Trust, no Trustee shall be liable to the Trust or to any Shareholder except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, advisor, sub-adviser or Principal Underwriter of the Trust.

All Persons extending credit to, contracting with or having any claim against the Trust or any Series shall look only to the assets of the Trust or any applicable Series that such Person extended credit to, contracted with or has a claim against, and the Trustees shall not be personally liable therefor.

Fiduciary Duties	The Declaration of Trust does not specifically address the fiduciary duties of the Trustees or officers of the Trust.
The Agreement and Declaration of Trust provides that, except as required by federal law including the 1940 Act, neither the Trustees nor any officer of the Trust shall owe any fiduciary duty to the Trust or any series or class or any shareholder.

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Good Faith Reliance by the Trustees
The Declaration of Trust provides that a Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (i) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, Investment Adviser, Administrator, Distributor or Principal Underwriter, Custodian, Transfer Agent, Dividend Disbursing Agent, Shareholder Servicing Agent or Accounting Agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (ii) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (iii) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust, upon an opinion of counsel, and upon written reports made to the Trustees by any officer appointed by them, any independent registered public accounting firm, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a Contracting Party appointed by the Trustees pursuant to Section 5.2 thereunder. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties.

The Agreement and Declaration of Trust provides that the Trustees may rely in good faith upon advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees thereunder, and shall be under no liability for any act or omission in accordance with such advice; provided the Trustees shall be under no liability for failing to follow such advice. A Trustee shall be fully protected in relying in good faith upon the records of the Trust and upon information, opinions, reports or statements presented by another Trustee or any officer, employee or other agent of the Trust, or by any other Person as to matters the Trustee reasonably believes are within such other Person’s professional or expert competence.

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B-2

Trustee Indemnification
The Declaration of Trust provides that subject to the limitations, if applicable, set forth in Section 8.4, the Trust shall indemnify (from the assets of the Series or Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person’s heirs, executors, administrators or personal representative, referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief  that such Covered Person’s action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office; (iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of  Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding (the “Disinterested Trustees”), or (b) an independent legal counsel in a written opinion. Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under Article 8 and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

The Agreement and Declaration of Trust provides that every person who is, or has been, a Trustee shall be indemnified by the Trust and each Series to the fullest extent permitted by law and against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his her having been a Trustee and against amounts paid or incurred by him or her in the settlement thereof.

The Agreement and Declaration of Trust disallows indemnification (i) where the Trustee shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (ii) in the event of settlement, unless there has been a determination that the Trustee did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (a) by the court or other body approving the settlement; (b) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts; or (c) by written opinion of independent legal counsel based upon a review of readily available facts.

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B-3

Shareholder Liability
Under the Declaration of Trust, no Shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other Person or Persons in connection with the assets or the affairs of the Trust or of any Series.

Under the Agreement and Declaration of Trust, neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust, shall have any power to bind personally any Shareholder, nor call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

The Trustees shall have the power, as frequently as they may determine, to cause each Shareholder, or each Shareholder of any particular Series or Class, to pay directly, in advance or arrears, for charges of the Trust’s transfer, shareholder servicing or similar agent, an amount fixed from time to time by the Trustees, by setting off such charges due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such charges due from such Shareholder.

Shareholder Indemnification
The Declaration of Trust provides that, if any Shareholder (or former Shareholder) of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder’s acts or omissions or for some other reason, the Trust (upon proper and timely request by the Shareholder) may assume the defense against such charge and satisfy any judgment thereon or may reimburse the Shareholders for expenses, and the Shareholder or former Shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Series of which such Shareholder or former Shareholder is or was the holder of Shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Agreement and Declaration of Trust provides that, if any Shareholder or former Shareholder of any Series is held personally liable for the debts, obligations or liabilities of such series solely by reason of his or her having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives  or, in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.

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B-4

Merger, Consolidation or Transfer of Assets
Under the Declaration of Trust, the Trustees may sell, convey and transfer all or substantially all of the assets of the Trust, or the assets belonging to any one or more Series, to another trust, partnership, association, corporation or other entity organized under the laws of any state of the United States, or may transfer such assets to another Series of the Trust, in exchange for cash, Shares or other Securities (including, in the case of a transfer to another Series of the Trust, Shares of such other Series), or to the extent permitted by law then in effect may merge or consolidate the Trust or any Series with any other Trust or any corporation, partnership, or association organized under the laws of any state of the United States, all upon such terms and conditions and for such consideration when and as authorized by vote or written consent of a Majority of the Trustees and approved by the affirmative vote of the holders of not less than a majority of the Shares outstanding and entitled to vote of each Series whose assets are affected by such transaction, or by an instrument or instruments in writing without a meeting, consented to by the holders of not less than a majority of such Shares, and/or by such other vote of any Series as may be established by the Certificate of Designation with respect to such Series. Following such transfer, the Trustees shall distribute the cash, Shares or other Securities or other consideration received in such transaction (giving due effect to the assets belonging to and indebtedness of, and any other differences among, the various Series of which the assets have so been transferred) among the Shareholders of the Series of which the assets have been so transferred; and if all of the assets of the Trust have been so transferred, the Trust shall be terminated.

Under the Agreement and Declaration of Trust, the Trustees may, in their sole discretion and without Shareholder approval unless such approval is required by the 1940 Act, (i) cause the Trust to convert or merge, reorganize or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations or other business entities (or a series of any of the foregoing to the extent permitted by law) (including trusts, partnerships, limited liability companies, associations, corporations or other business entities created by the Trustees to accomplish such conversion, merger, reorganization or consolidation) so long as the surviving or resulting entity is an open-end management investment company under the 1940 Act, or is a series thereof, to the extent permitted by law, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, (iii) cause the Trust to incorporate under the laws of a state, commonwealth, possession or colony of the United States, (iv) sell or convey all or substantially all of the assets of the Trust or any Series or Class to another Series or Class of the Trust or to another trust, partnership, limited liability company, association, corporation or other business entity (or a series of any of the foregoing to the extent permitted by law) (including a trust, partnership, limited liability company, association, corporation or other business entity created by the Trustees to accomplish such sale and conveyance), or (v) at any time sell or convert into money all or any part of the assets of the Trust or any Series or Class.

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B-5

Shareholder Voting
Under the Declaration of Trust, the Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Sections 4.1(c), (e) and (f) of the Declaration of Trust, (ii) with respect to the approval or termination in accordance with the 1940 Act of any contract with a Contracting Party as provided in Section 5.2 thereunder as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any reorganization of the Trust or any Series to the extent and as provided in Sections 9.3 and 9.4 thereunder, (iv) with respect to any amendment of the Amended and Restated Agreement and Declaration of Trust to the extent and as provided in Section 9.5 thereunder, (v) to the same extent as the stockholders of a Delaware business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any Series, or the Shareholders of any of them (provided, however, that a Shareholder of a particular Series shall not in any event be entitled to maintain a derivative or class action on behalf of any other Series or the Shareholders thereof), and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any State, or as the Trustees may consider necessary or desirable.

Under the Agreement and Declaration of Trust, the Shareholders shall have power to vote only (i) for the election or removal of Trustees as and to the extent provided in Section 4.1 of the Agreement and Declaration of Trust, (ii) with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state and (iii) as the Trustees may otherwise consider necessary or desirable in their sole discretion.

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B-6

Amendment of Organizational Document
Under the Declaration of Trust, all rights granted to the Shareholders under the Declaration of Trust are granted subject to the reservation of the right to amend the Declaration of Trust as therein provided, except that no amendment shall repeal the limitations on personal liability of any Shareholder or Trustee or the prohibition of assessment upon the Shareholders (otherwise than as permitted under Section 6.1(l)) without the express consent of each Shareholder or Trustee involved. Subject to the foregoing, the provisions of the  Declaration of Trust (whether or not related to the rights of Shareholders) may be amended at any time, so long as such amendment does not adversely affect the rights of any Shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by an instrument in writing signed by a Majority of the Trustees (or by an officer of the Trust pursuant to the vote of a Majority of the Trustees). Any amendment to the Declaration of Trust that adversely affects the rights of all Shareholders may be adopted at any time by an instrument in writing signed by a Majority of the Trustees (or by an officer of the Trust pursuant to a vote of a Majority of the Trustees) when authorized to do so by the vote in accordance with Section 7.1 thereunder of Shareholders holding a majority of all the Shares outstanding and entitled to vote, without regard to Series, or if said amendment adversely affects the rights of the Shareholders of less than all of the Series, by the vote of the holders of a majority of all the Shares entitled to vote of each Series so affected.

The Agreement and Declaration of Trust permits the Trustees to amend the Agreement and Declaration of Trust at any time by (i) an instrument in writing signed by a majority of the Trustees then holding office or (ii) adoption by a majority of the Trustees then holding office of a resolution specifying the restatement and/or amendment. No vote or consent of any Shareholder shall be required for any amendment to the Agreement and Declaration of Trust except (i) as determined by the Trustees in their sole discretion or (ii) as required by federal law including the 1940 Act, but only to the extent so required.

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B-7

EXHIBIT C
FINANCIAL HIGHLIGHTS

Existing Funds (other than Oak Ridge Global Resources & Infrastructure Fund)

The following “Financial Highlights” tables are intended to help you understand each Existing Fund’s financial performance. Certain information reflects financial results for a single Existing Fund share. The total return figures represent the percentage that an investor in an Existing Fund would have earned (or lost) on an investment in the Existing Fund (assuming reinvestment of all dividends and distributions).

The financial information for the fiscal years ended May 31, 2018, May 31, 2017, May 31, 2016, and May 31, 2015 has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with each Existing Fund’s audited financial statements, is included in the Existing Funds’ annual report, which is available upon request. The information for the fiscal years ended November 30, 2013 and November 30, 2014 has been audited by the predecessor funds’ independent registered public accounting firm.

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Oak Ridge Small Cap Growth Fund
Class A*

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017			For the Year Ended May 31, 2016		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014***		For the Year Ended November 30, 2013
Net asset value, beginning of period	$34.16		$34.02		$41.23		$40.94		$38.74		$29.43
Income from Investment Operations:
Net investment loss	(0.23)	[1,2]	(0.33)	[1,2]	(0.37)	[1]	(0.21)	[1]	(0.40)	[1]	(0.32)
Net realized and unrealized gain (loss) on investments	5.69		2.62		(4.54)		3.10		2.60		11.58
Total from investment operations	5.46		2.29		(4.91)		2.89		2.20		11.26

Less Distributions:
From net realized gain	(22.77)		(2.15)		(2.30)		(2.60)		-		(1.95)

Net asset value, end of period	$16.85		$34.16		$34.02		$41.23		$40.94		$38.74

Total return[3]	23.85%		6.82%		(12.00)%		7.83%	[4]	5.68%		38.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$162,714		$242,299		$357,215		$466,398		$467,897		$599,193

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	1.40%		1.44%		1.38%		1.34%	[6]	1.39%		1.40%
After fees waived and expenses absorbed[5]	1.38%	[7]	1.39%		1.38%		1.34%	[6]	1.38%		1.40%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	(0.97)%		(1.02)%		(1.02)%		(1.03)%	[6]	(1.04)%		(0.99)%
After fees waived and expenses absorbed[5]	(0.95)%		(0.97)%		(1.02)%		(1.03)%	[6]	(1.03)%		(0.99)%

Portfolio turnover rate	39%		30%		30%		22%	[4]	23%		24%

*
Financial information from December 1, 2011 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
***
In connection with the reorganization of the Pioneer Oak Ridge Small Cap Growth Fund into Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014, Class B and Class R per share amounts are included with Class A per share amounts to properly reflect the historic performance of the Fund. See Note 3 in the accompanying Notes to Financial Statements.

[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Adviser. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
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[7]
Effective October 5, 2017, the Fund’s investment adviser had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the fund. Prior to October 5, 2017 the Fund’s investment adviser had contractually agreed to waive its fees and/or absorb expenses of the fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.40% of average daily net assets of the Fund.

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Oak Ridge Small Cap Growth Fund
Class C*

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017			For the Year Ended May 31, 2016		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013
Net asset value, beginning of period	$26.58		$27.12		$33.63		$34.01		$32.42		$25.04
Income from Investment Operations:
Net investment loss	(0.21)	[1,2]	(0.46)	[1,2]	(0.52)	[1]	(0.29)	[1]	(0.56)	[1]	(0.46)
Net realized and unrealized gain (loss) on investments	3.70		2.07		(3.69)		2.51		2.15		9.79
Total from investment operations	3.49		1.61		(4.21)		2.22		1.59		9.33

Less Distributions:
From net realized gain	(22.77)		(2.15)		(2.30)		(2.60)		-		(1.95)

Net asset value, end of period	$7.30		$26.58		$27.12		$33.63		$34.01		$32.42

Total return[3]	22.93%		6.06%		(12.68)%		7.42%	[4]	4.90%		37.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,498		$46,077		$71,123		$95,018		$92,622		$103,819

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	2.12%		2.13%		2.17%		2.12%	[6]	2.08%		2.12%
After fees waived and expenses absorbed[5]	2.11%	[7]	2.11%		2.16%		2.12%	[6]	2.08%		2.12%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	(1.69)%		(1.71)%		(1.81)%		(1.81)%	[6]	(1.74)%		(1.71)%
After fees waived and expenses absorbed[5]	(1.68)%		(1.69)%		(1.80)%		(1.81)%	[6]	(1.74)%		(1.71)%

Portfolio turnover rate	39%		30%		30%		22%	[4]	23%		24%

*
Financial information from December 1, 2011 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Adviser. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
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[7]
Effective October 5, 2017, the Fund’s investment adviser had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.14% of average daily net assets of the fund. Prior to October 5, 2017 the Fund’s investment adviser had contractually agreed to waive its fees and/or absorb expenses of the fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.30% of average daily net assets of the Fund.

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Oak Ridge Small Cap Growth Fund
Class I*7

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Year Ended May 31, 2018		For the Year Ended May 31, 2017		For the Year Ended May 31, 2016			For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013
Net asset value, beginning of period	$35.25		$34.92			$42.12		$41.69		$39.31		$29.73
Income from Investment Operations:
Net investment loss	(0.19)	[1,2]	(0.22)	[1,2]		(0.25)	[1]	(0.15)	[1]	(0.26)	[1]	(0.20)
Net realized and unrealized gain (loss) on investments	6.00		2.70			(4.65)		3.18		2.64		11.73
Total from investment operations	5.81		2.48			(4.90)		3.03		2.38		11.53

Less Distributions:
From net realized gain	(22.77)		(2.15)			(2.30)		(2.60)		-		(1.95)

Net asset value, end of period	$18.29		$35.25			$34.92		$42.12		$41.69		$39.31

Total return[3]	24.19%		7.23%			(11.74)%		8.03%	[4]	6.05%		38.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$172,935		$1,040,256			$1,657,047		$1,842,921		$1,591,679		$1,285,381

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	1.05%		1.09%			1.10%		1.05%	[6]	1.00%		1.02%
After fees waived and expenses absorbed[5]	1.06%	[8]	1.04%			1.04%		1.05%	[6]	1.00%		1.02%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed[5]	(0.63%)		(0.67)%			(0.75)%		(0.74)%	[6]	(0.65)%		(0.61)%
After fees waived and expenses absorbed[5]	(0.64)%		(0.62)%			(0.69)%		(0.74)%	[6]	(0.65)%		(0.61)%

Portfolio turnover rate	39%		30%			30%		22%	[4]	23%		24%

*
Financial information from December 1, 2011 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	Annualized.
[7]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.
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[8]
Effective October 5, 2017, the Fund’s investment adviser had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.14% of average daily net assets of the fund. Prior to October 5, 2017 the Fund’s investment adviser had contractually agreed to waive its fees and/or absorb expenses of the fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.05% of average daily net assets of the Fund.

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Oak Ridge Small Cap Growth Fund
Class K*

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Year Ended May 31, 2018		For the Year Ended May 31, 2017		For the Year Ended May 31, 2016		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014		For the Period December 20, 2012*** through November 30, 2013
Net asset value, beginning of period	$35.02		$34.66		$41.77		$41.35		$38.94		$29.77
Income from Investment Operations:
Net investment loss	(0.14)	[1,2]	(0.17)	[1,2]	(0.20)	[1]	(0.12)	[1]	(0.21)	[1]	(0.09)	[3]
Net realized and unrealized gain (loss) on investments	5.94		2.68		(4.61)		3.14		2.62		11.21
Total from investment operations	5.80		2.51		(4.81)		3.02		2.41		11.12

Less Distributions:
From net realized gain	(22.77)		(2.15)		(2.30)		(2.60)		-		(1.95)

Net asset value, end of period	$18.05		$35.02		$34.66		$41.77		$41.35		$38.94

Total return[4]	24.34%		7.34%		(11.59)%		8.08%	[5]	6.19%		37.14%	[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,426		$103,403		$141,566		$130,003		$86,265		$10,677

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	0.96%		0.93%		0.92%		0.90%	[7]	0.88%		0.89%	[7]
After fees waived and expenses absorbed[6]	0.95%	[8]	0.91%		0.91%		0.90%	[7]	0.88%		0.89%	[7]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed[6]	(0.53)%		(0.51)%		(0.57)%		(0.59)%	[7]	(0.54)%		(0.54)%	[7]
After fees waived and expenses absorbed[6]	(0.52)%		(0.49)%		(0.56)%		(0.59)%	[7]	(0.54)%		(0.54)%	[7]

Portfolio turnover rate	39%		30%		30%		22%	[5]	23%		24%	[5]

*
Financial information from December 20, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
***	Class K shares were first publicly offered on December 20, 2012.
[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

[4]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	Annualized.
[8]
Effective October 5, 2017, the Fund’s investment adviser had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.99% of average daily net assets of the fund. Prior to October 5, 2017 the Fund’s investment adviser had contractually agreed to waive its fees and/or absorb expenses of the fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.92% of average daily net assets of the Fund.

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Oak Ridge International Small Cap Fund
Class A

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Year Ended May 31, 2018		For the Year Ended May 31, 2017	For the Period December 1, 2015* through May 31, 2016
Net asset value, beginning of period	$12.69		$10.95	$10.68
Income from Investment Operations:
Net investment income[1]	0.16		0.11	0.06
Net realized and unrealized gain on investments	1.10		1.78	0.19
Net increase from reimbursement by affiliate for investment
transaction loss (Note 4)	-	[2]	-	-	[2]
Total from investment operations	1.26		1.89	0.25

Less Distributions:
From net investment income	(0.13) (0.13)		(0.11)	-
From net realized gain	(1.12) (1.12)		(0.04)	-
Total distributions	(1.25) (1.25)		(0.15)	-

Contribution to capital from affiliate (Note 4)	-		-	0.02

Net asset value, end of period	$12.70		$12.69	$10.95

Total return[3]	9.90%		17.52%	2.53%	[4,5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,462		$4,812	$2,151

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.78%		2.22%	2.43%	[6]
After fees waived and expenses absorbed	1.50%		1.50%	1.50%	[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.93%		0.25%	0.25%	[6]
After fees waived and expenses absorbed	1.21%		0.97%	1.18%	[6]

Portfolio turnover rate	234%		124%	76%	5
*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Adviser. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	In 2016, 0.19% of the fund’s total return consists of a voluntary reimbursement by an affiliate for investment transaction losses.
[5]	Not annualized.
[6]	Annualized.

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Oak Ridge International Small Cap Fund
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Period September 30, 2015* through May 31, 2016
Net asset value, beginning of period	$12.71	$10.97	$10.00
Income from Investment Operations:
Net investment income[1]	0.19	0.14	0.07
Net realized and unrealized gain on investments	1.10	1.77	0.87
Net increase from reimbursement by affiliate for investment
transaction loss (Note 4)	-	-	0.03
Total from investment operations	1.29	1.91	0.97

Contribution to capital from affiliate (Note 4)	-	-	-	[2]

Less Distributions:
From net investment income	(0.16)	(0.13)	-
From net realized gain	(1.12)	(0.04)	-
Total distributions	(1.28)	(0.17)	-

Net asset value, end of period	$12.72	$12.71	$10.97

Total return[3]	10.07%	17.70%	9.70%	[4,5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$100,887	$49,889	$28,341

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.53%	1.97%	2.12%	[6]
After fees waived and expenses absorbed	1.25%	1.25%	1.25%	[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.18%	0.50%	0.08%	[6]
After fees waived and expenses absorbed	1.46%	1.22%	0.95%	[6]

Portfolio turnover rate	234%	124%	76%	[5]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	In 2016, 0.40% of the fund’s total return consists of a voluntary reimbursement by an affiliate for investment transaction losses.
[5]	Not annualized.
[6]	Annualized.

Table of Contents -  Prospectus

Oak Ridge Dynamic Small Cap Fund
Class A

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Period December 1, 2015* through May 31, 2016
Net asset value, beginning of period	$12.03	$9.97	$10.97
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	3.10	2.14	(0.95)
Total from investment operations	3.07	2.09	(0.97)

Less Distributions:
From net investment income	-	-	(0.01)
From net realized gain	(0.04)	(0.03)	(0.02)
Total distributions	(0.04)	(0.03)	(0.03)

Net asset value, end of period	$15.06	$12.03	$9.97

Total return[2]	25.59%	21.01%	(8.81)%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$80	$68	$32

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.14%	20.14%	38.27%	[4]
After fees waived and expenses absorbed	1.40%	1.40%	1.40%	[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.96)%	(19.22)%	(37.24)%	[4]
After fees waived and expenses absorbed	(0.22)%	(0.48)%	(0.37)%	[4]

Portfolio turnover rate	170%	181%	78%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Adviser. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

Table of Contents -  Prospectus

Oak Ridge Dynamic Small Cap Fund
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Period September 30, 2015* through May 31, 2016
Net asset value, beginning of period	$12.07	$9.98	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	- [2]	(0.03)	-	[2]
Net realized and unrealized gain on investments	3.11	2.15	0.01
Total from investment operations	3.11	2.12	0.01

Less Distributions:
From net investment income	-	-	(0.01)
From net realized gain	(0.04)	(0.03)	(0.02)
Total distributions	(0.04)	(0.03)	(0.03)

Net asset value, end of period	$15.14	$12.07	$9.98

Total return[3]	25.83%	21.29%	0.16%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,279	$1,167	$799

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.89%	19.89%	36.44%	[5]
After fees waived and expenses absorbed	1.15%	1.15%	1.15%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.71)%	(18.97)%	(35.29)%	[5]
After fees waived and expenses absorbed	0.03%	(0.22)%	0.00%	[5]

Portfolio turnover rate	170%	181%	78%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized .

Table of Contents -  Prospectus

Oak Ridge Disciplined Growth Fund
Class I

Per share operating performance.
For a capital share outstanding throughout the period.
For the Year Ended May 31, 2018	For the Period July 29, 2016* through May 31, 2017
Net asset value, beginning of period	$11.03	$10.00
Income from Investment Operations:
Net investment income[1]	0.01	0.03
Net realized and unrealized gain on investments	2.12	1.02
Total from investment operations	2.13	1.05

Less Distributions:
From net investment income	-	2	(0.02)

Net asset value, end of period	$13.16	$11.03

Total return[3]	19.31%	10.58%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,285	$281

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.99%	45.40%	[5]
After fees waived and expenses absorbed	0.95%	0.95%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.96)%	(44.13)%	[5]
After fees waived and expenses absorbed	0.08%	0.32%	[5]

Portfolio turnover rate	74%	116%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
2 Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

Table of Contents -  Prospectus

Oak Ridge Multi Strategy Fund
Class A*

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017		For the Year Ended May 31, 2016		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014***		For the Year Ended November 30, 2013
Net asset value, beginning of period	$22.81	$19.77		$20.35		$19.55		$17.40		$13.46
Income from Investment Operations:
Net investment income (loss)	(0.16)	-	[1,2]	(0.02)	[1]	(0.02)	[1]	(0.05)	[1]	(0.03)
Net realized and unrealized gain (loss) on investments	4.30	3.04		(0.56)		0.82		2.20		3.97
Total from investment operations	4.14	3.04		(0.58)		0.80		2.15		3.94

Net asset value, end of period	$26.95	$22.81		$19.77		$20.35		$19.55		$17.40

Total return[3]	18.15%	15.38%		(2.85)%		4.09%	[5]	12.36%		29.27%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,570	$40,399		$39,346		$44,427		$44,742		$56,708

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.93%	1.63%		1.54%		1.61%	[5]	1.59%		1.54%
After fees waived and expenses absorbed	1.13%	1.20%		1.20%		1.20%	[5]	1.23%		1.20%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.43)%	(0.43)%		(0.45)%		(0.65)%	[5]	(0.61)%		(0.54)%
After fees waived and expenses absorbed	(0.63)%	0.00%		(0.11)%		(0.24)%	[5]	(0.25)%		(0.20)%

Portfolio turnover rate	117%	17%		23%		11%	[4]	29%		16%

*
Financial information from December 1, 2011 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
***
In connection with the reorganization of the Pioneer Oak Ridge Large Cap Growth Fund into Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014, Class B and Class R per share amounts are included with Class A per share amounts to properly reflect the historic performance of the Fund. See Note 3 in the accompanying Notes to Financial Statements.

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Adviser. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

Table of Contents -  Prospectus

Oak Ridge Multi Strategy Fund
Class C*

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017		For the Year Ended May 31, 2016		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013
Net asset value, beginning of period	$20.41	$17.86		$18.54		$17.89		$16.07		$12.54
Income from Investment Operations:
Net investment loss	(0.30)	(0.17)	[1]	(0.18)	[1]	(0.10)	[1]	(0.18)	[1]	(0.16)
Net realized and unrealized gain (loss) on investments	3.83	2.72		(0.50)		0.75		2.00		3.69
Total from investment operations	3.53	2.55		(0.68)		0.65		1.82		3.53

Net asset value, end of period	$23.94	$20.41		$17.86		$18.54		$17.89		$16.07

Total return[2]	17.30%	14.28%		(3.67)%		3.63%	[4]	11.33%		28.15%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,247	$13,251		$15,876		$18,532		$19,527		$23,060

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.66%	2.20%		2.24%		2.30%	[4]	2.19%		2.24%
After fees waived and expenses absorbed	1.86%	2.10%		2.10%		2.10%	[4]	2.10%		2.10%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.16)%	(1.00)%		(1.15)%		(1.34)%	[4]	(1.21)%		(1.24)%
After fees waived and expenses absorbed	(1.36)%	(0.90)%		(1.01)%		(1.14)%	[4]	(1.12)%		(1.10)%

Portfolio turnover rate	117%	17%		23%		11%	[3]	29%		16%

*
Financial information from December 1, 2011 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Adviser. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

Table of Contents -  Prospectus

Oak Ridge Multi Strategy Fund
Class I*6

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017		For the Year Ended May 31, 2016		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013
Net asset value, beginning of period	$23.24	$20.14		$20.72		$19.90		$17.69		$13.68
Income from Investment Operations:
Net investment income (loss)	(0.10)	0.01	[1]	(0.02)	[1]	(0.02)	[1]	(0.02)	[1]	(0.03)
Net realized and unrealized gain (loss) on investments	4.39	3.09		(0.56)		0.84		2.23		4.04
Total from investment operations	4.29	3.10		(0.58)		0.82		2.21		4.01

Net asset value, end of period	$27.53	$23.24		$20.14		$20.72		$19.90		$17.69

Total return[2]	18.46%	15.39%		(2.80)%		4.12%	[3]	12.49%		29.31%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,434	$13,561		$14,172		$16,361		$16,206		$12,934

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.72%	1.26%		1.22%		1.15%	[4]	1.09%		1.17%
After fees waived and expenses absorbed	0.88%	1.17%		1.17%		1.15%	[4]	1.09%		1.17%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.22)%	(0.06)%		(0.13)%		(0.19)%	[4]	(0.10)%		(0.17)%
After fees waived and expenses absorbed	(0.38)%	0.03%		(0.08)%		(0.19)%	[4]	(0.10)%		(0.17)%

Portfolio turnover rate	117%	17%		23%		11%	[3]	29%		16%

*
Financial information from December 1, 2011 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

Table of Contents -  Prospectus

Oak Ridge Dividend Growth Fund
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$13.59	$12.00	$12.75	$11.59	$10.00
Income from Investment Operations:
Net investment income[1]	0.20	0.18	0.17	0.14	0.12
Net realized and unrealized gain (loss) on investments	1.92	1.71	(0.57)	1.17	1.55
Total from investment operations	2.12	1.89	(0.40)	1.31	1.67

Less Distributions:
From net investment income	(0.16)	(0.16)	(0.17)	(0.14)	(0.08)
From net realized gain	(0.01)	(0.14)	(0.18)	(0.01)	-
Total distributions	(0.17)	(0.30)	(0.35)	(0.15)	(0.08)

Net asset value, end of period	$15.54	$13.59	$12.00	$12.75	$11.59

Total return[2]	15.64%	15.91%	(3.09)%	11.38%	16.73%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$146	$129	$101	$67	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.18%	36.49%	42.68%	51.52%	69.20%	[4]
After fees waived and expenses absorbed	1.25%	1.25%	1.25%	1.25%	1.25%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.58)%	(33.82)%	(39.98)%	(49.16)%	(66.75)%	[4]
After fees waived and expenses absorbed	1.35%	1.42%	1.45%	1.11%	1.20%	[4]

Portfolio turnover rate	30%	22%	11%	18%	7%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Adviser. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

Table of Contents -  Prospectus

Oak Ridge Dividend Growth Fund
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Year Ended May 31, 2018	For the Year Ended May 31, 2017	For the Year Ended May 31, 2016	For the Year Ended May 31, 2015	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$13.69	$12.08	$12.84	$11.66	$10.00
Income from Investment Operations:
Net investment income[1]	0.24	0.21	0.20	0.17	0.15
Net realized and unrealized gain (loss) on investments	1.93	1.73	(0.58)	1.19	1.64
Total from investment operations	2.17	1.94	(0.38)	1.36	1.79

Less Distributions:
From net investment income	(0.20)	(0.19)	(0.20)	(0.17)	(0.13)
From net realized gain	(0.01)	(0.14)	(0.18)	(0.01)	-
Total distributions	(0.21)	(0.33)	(0.38)	(0.18)	(0.13)

Net asset value, end of period	$15.65	$13.69	$12.08	$12.84	$11.66

Total return[2]	15.89%	16.25%	(2.92)%	11.75%	17.94%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,036	$372	$320	$329	$295

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.93%	36.24%	42.43%	51.27%	68.95%	[4]
After fees waived and expenses absorbed	1.00%	1.00%	1.00%	1.00%	1.00%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.33)%	(33.57)%	(39.73)%	(48.91)%	(66.50)%	[4]
After fees waived and expenses absorbed	1.60%	1.67%	1.70%	1.36%	1.45%	[4]

Portfolio turnover rate	30%	22%	11%	18%	7%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Adviser. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

Table of Contents -  Prospectus

Existing Funds (Oak Ridge Global Resources & Infrastructure Fund)

The following “Financial Highlights” tables are intended to help you understand the Existing Fund’s financial performance. Certain information reflects financial results for a single Existing Fund share. The total return figures represent the percentage that an investor in the Existing Fund would have earned (or lost) on an investment in the Existing Fund (assuming reinvestment of all dividends and distributions).

The financial information for the fiscal years ended March 31, 2016, March 31, 2017 and March 31, 2018 has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Existing Fund’s audited financial statements, is included in the Existing Fund’s annual report, which is available upon request. The information for the fiscal years ended November 30, 2013, November 30, 2014 and November 30, 2015 has been audited by the predecessor fund’s independent registered public accounting firm.
Table of Contents -  Prospectus

Oak Ridge Global Resources & Infrastructure Fund
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31, 2018	Year Ended March 31, 2017	Period Ended March 31, 2016[1]	Year Ended November 30, 2015	Year Ended November 30, 2014	Year Ended November 30, 2013

Net asset value, beginning of period	11.50	$9.03	$9.90	$11.83	$11.49	$10.02
Income from Investment Operations:
Net investment income (loss)[2]	0.15	0.08	0.07	0.11	0.10	0.07
Net realized and unrealized gain (losses) on investments	0.75	2.59	(0.76)	(1.90)	0.34	1.43
Total from investment operations	0.90	2.67	(0.69)	(1.79)	0.44	1.50
Less Distributions:
From return of capital	—	—	—	—	(0.03)	—
From net investment income	(0.07)	(0.20)	(0.18)	(0.14)	(0.02)	(0.03)
From net realized gain	—	—	—	—	(0.05)	—
Total distributions	(0.07)	(0.20)	(0.18)	(0.14)	(0.10)	(0.03)
Net asset value, end of period	12.33	$11.50	$9.03	$9.90	$11.83	$11.49
Total return[3]	7.88	29.72%	(7.01)%	(15.14)%	3.84%	14.98%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	3,039	$1,409	$1,250	$1,756	$3,033	$5,569
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.68%	2.54%	14.70%[4]	3.67%	3.54%	6.82%
After fees waived and expenses absorbed	1.40%	1.40%	1.53%[4]	1.60%	1.60%	1.60%
Ratio of net investment income to average
net assets[4]	1.26%	0.79%	2.34%	0.98%	0.88%	0.60%
Portfolio turnover rate[3]	59%	52%	23%	19%	24%	7%

[1]	The Fund had a fiscal year end change from November 30 to March 31 and adopted the historical performance of the predecessor Fund.
[2]	Per share data calculated using average shares outstanding method.
[3]	Not annualized.
[4]	Annualized

Table of Contents -  Prospectus

Oak Ridge Global Resources & Infrastructure Fund
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	Year Ended March 31, 2018	Year Ended March 31, 2017	Period Ended March 31, 2016[1]	Year Ended November 30, 2015	Year Ended November 30, 2014	Year Ended November 30, 2013

Net asset value, beginning of period	11.54	$9.04	$9.91	$11.84	$11.50	$10.03
Income from Investment Operations:
Net investment income (loss)[2]	0.18	0.12	0.07	0.14	0.13	0.09
Net realized and unrealized gain (losses) on investments	0.76	2.58	(0.76)	(1.90)	0.34	1.43
Total from investment operations	0.94	2.70	(0.69)	(1.76)	0.47	1.52
Less Distributions:
From return of capital	—	—	—	—	(0.04)	—
From net investment income	(0.10	(0.20)	(0.18)	(0.17)	(0.04)	(0.05)
From net realized gain	—	—	—	—	(0.05)	—
Total distributions	(0.10	(0.20)	(0.18)	(0.17)	(0.13)	(0.05)
Net asset value, end of period	12.38	$11.54	$9.04	$9.91	$11.84	$11.50
Total return[3]	8.20%	30.02%	(6.93)%	(14.92)%	4.12%	15.15%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	18,997	$7,421	$1,955	$3,336	$12,532	$5,436
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.43%	2.38%	14.19%[4]	3.42%	3.29%	6.57%
After fees waived and expenses absorbed	1.15%	1.15%	1.28%[4]	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average[4]
Before fees waived and expenses absorbed	0.23%	(0.11)%	(10.39)%	0.84%	(0.81)%	4.37%
After fees waived and expenses absorbed	1.51%	1.12%	2.52%	1.23%	1.13%	0.85%
Portfolio turnover rate[3]	59	52%	23%	19%	24%	7%

[1]	The Fund had a fiscal year end change from November 30 to March 31 and adopted the historical performance of the predecessor Fund.
[2]	Per share data calculated using average shares outstanding method.
[3]	Not annualized.
[4]	Annualized
Table of Contents -  Prospectus

New Funds

Audited financial information for the New Funds is not available because the New Funds have not commenced operations as of the date of this Proxy Statement/Prospectus. For this reason, no financial highlights of the New Funds are included herein. Each Existing Fund is expected to be the accounting and performance survivor of its respective Reorganization, and each New Fund is expected to adopt the performance history and the financial statements of its corresponding Target Fund.

Table of Contents -  Prospectus

SUBJECT TO COMPLETION DATED October 23, 2018

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
PART B

Statement of Additional Information

NORTH SQUARE FUNDS

NORTH SQUARE OAK RIDGE SMALL CAP GROWTH FUND
Class A (ORIGX), Class C (ORICX), Class I (ORIYX), Class K (ORIKX)

NORTH SQUARE INTERNATIONAL SMALL CAP FUND
Class A (ORIAX), Class I (ORIIX)

NORTH SQUARE DYNAMIC SMALL CAP FUND
Class A (ORSAX), Class I (ORSIX)

NORTH SQUARE OAK RIDGE DISCIPLINED GROWTH FUND
Class A (ORDGX), Class I (ODGIX)

NORTH SQUARE MULTI STRATEGY FUND
Class A (ORILX), Class C (ORLCX), Class I (PORYX)

NORTH SQUARE OAK RIDGE DIVIDEND GROWTH FUND
Class A (ORDAX), Class I (ORDNX)

NORTH SQUARE GLOBAL RESOURCES & INFRASTRUCTURE FUND
Class A: INNAX, Class I: INNNX

October 23, 2018

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the related Proxy Statement/Prospectus dated October 23, 2018, which relates to the proposed reorganizations of the below listed funds (each, a “Existing Fund,” and collectively, the “Existing Funds”) held by such shareholders into a newly-organized corresponding series of North Square Investments Trust (as detailed below) (each corresponding series, a “New Fund” and together the “New Funds” and each such reorganization, “Reorganization”). If the proposals are approved, Existing Fund shareholders will be issued shares of the corresponding class of shares of the New Fund (“Acquisition Shares”) as shown in the table below.

Existing Fund	New Fund
Oak Ridge Disciplined Growth Fund	North Square Oak Ridge Disciplined Growth Fund
Class A	Class A
Class I	Class I
Oak Ridge Dividend Growth Fund	North Square Oak Ridge Dividend Growth Fund
Class A	Class A
Class I	Class I
Oak Ridge Dynamic Small Cap Fund	North Square Dynamic Small Cap Fund
Class A	Class A
Class I	Class I
Oak Ridge Global Resources & Infrastructure Fund	North Square Global Resources & Infrastructure Fund
Class A	Class A
Class I	Class I
Oak Ridge International Small Cap Fund	North Square International Small Cap Fund
Class A	Class A
Class I	Class I
Oak Ridge Multi Strategy Fund	North Square Multi Strategy Fund
Class A	Class A
Class C	Class C
Class I	Class I
Oak Ridge Small Cap Growth Fund	North Square Oak Ridge Small Cap Growth Fund
Class A	Class A
Class C	Class C
Class I	Class I
Class K	Class K

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus.  The Proxy Statement/Prospectus dated October 23, 2018 relating to the transaction has been filed with the Securities and Exchange Commission and may be obtained, without charge, by writing to the Transfer Agent or by calling 1-855-551-5521.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI

In addition to the information included in this SAI, this SAI consists of  the following documents, each of which was filed electronically with the Securities and Exchange Commission, will be sent to any shareholder requesting this SAI without charge by writing to the Existing Funds at 235 West Galena Street, Milwaukee, Wisconsin 53212-3948 , by calling 1-855-551-5521 or accessing this information at www.oakridgeinvest.com, and is incorporated by reference herein:

•
the Prospectuses of the Existing Funds (File No. 333-122901), dated October 1, 2018 (with respect to each Fund other than the Oak Ridge Global Resources & Infrastructure Fund) and August 1, 2018 (with respect to the Oak Ridge Global Resources & Infrastructure Fund), as may be amended, supplemented or restated;

•
the Statements of Additional Information of the Existing Funds (File No. 333-122901), dated October 1, 2018 (with respect to each Fund other than the Oak Ridge Global Resources & Infrastructure Fund) and August 1, 2018 (with respect to the Oak Ridge Global Resources & Infrastructure Fund), as may be amended, supplemented or restated; and

•
the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of the Existing Funds, dated May 31, 2018 (with respect to each Fund other than the Oak Ridge Global Resources & Infrastructure Fund) and March 31, 2018 (with respect to the Oak Ridge Global Resources & Infrastructure Fund) (File No. 333-122901).

Because the Acquiring Funds had not yet commenced operations as of the date of this Statement of Additional Information, no financial statements, annual or semi-annual reports of the Acquiring Funds are available at this time.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP, located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the New Funds, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

PRO FORMA FINANCIAL INFORMATION

Pro forma financial information has not been prepared for the Reorganizations because the New Funds are newly organized “shell” series of North Square Investments Trust with no assets and liabilities, which will commence operations upon consummation of the respective Reorganizations and continue the operations of the Existing Funds.  The Existing Funds will be the accounting survivors of the Reorganizations.

Table of Contents - Statement of Additional Information

Defined terms used in the remainder of this SAI are as defined in the following sections.

THE TRUST AND THE FUNDS

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018. The Trust currently consists of several series of shares of beneficial interest. This SAI relates only to the Funds which have not commenced operations as of the date of this SAI.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

Pending shareholder approval, each of the Funds will be the successors in interest to certain funds having similar names and identical investment objectives and principal investment strategies that were series of another registered investment company, Investment Managers Series Trust (the “IMST Trust”), as follows (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”):

The North Square Oak Ridge Small Cap Growth Fund  will be the successor to the Oak Ridge Small Cap Growth Fund, a series of the IMST Trust.

The North Square International Small Cap Fund  will be the successor to the Oak Ridge International Small Cap Fund, a series of the IMST Trust.

The North Square Dynamic Small Cap Fund will be the successor to the Oak Ridge Dynamic Small Cap Fund, a series of the IMST Trust.

The North Square Oak Ridge Disciplined Growth Fund will be the successor to the Oak Ridge Disciplined Growth Fund, a series of the IMST Trust.

The North Square Multi Strategy Fund will be the successor to the Oak Ridge Multi Strategy Fund, a series of the IMST Trust.

The North Square Oak Ridge Dividend Growth Fund will be the successor to the North Square Oak Ridge Dividend Growth Fund, a series of the IMST Trust.

The North Square Global Resources & Infrastructure Fund will be the successor to the Oak Ridge Global Resources & Infrastructure Fund, a series of the IMST Trust.

Each of the Predecessor Funds were advised by Oak Ridge Investments, LLC (“Oak Ridge” or a “Sub-Adviser”). If the shareholders of each of the Predecessor Funds approve the reorganization of the Predecessor Funds with and into corresponding series of the Trust, effective as of the close of business on February 15, 2019, the assets and liabilities of each of the Predecessor Funds were transferred to the Trust in exchange for shares of each of the applicable Funds. Pending shareholder approval, each Fund will succeed to the performance, financial and other historical information of those of the corresponding Predecessor Fund. In addition, any historical information provided for a Fund that relates to periods prior to February 15, 2019 will be that of the corresponding Predecessor Fund.

Each Fund is a diversified fund, which means it is subject to the diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, Government securities, and securities of other investment companies.
Table of Contents - Statement of Additional Information

On October 17, 2014, the Oak Ridge Multi Strategy Fund and the Oak Ridge Small Cap Growth Fund acquired all the assets of the Pioneer Oak Ridge Large Cap Growth Fund and the Pioneer Oak Ridge Small Cap Growth Fund, respectively, each a series of Pioneer Series Trust I (each, a “Prior Predecessor Fund”). Each of the Oak Ridge Multi Strategy Fund and the Oak Ridge Small Cap Growth Fund adopted the prior performance and financial history of its respective Prior Predecessor Fund.  Prior to July 18, 2017, the Oak Ridge Multi Strategy Fund was named the Oak Ridge Large Cap Growth Fund and the Fund’s strategy involved investing primarily in equity securities of large capitalization companies with above average potential for earnings growth.

On June 30, 2017, the Oak Ridge Global Resources & Infrastructure Fund acquired all the assets and liabilities of the Capital Innovations Global Resources and Infrastructure Fund, a series of RidgeWorth Funds (the “RidgeWorth Predecessor Fund”). The Oak Ridge Global Resources & Infrastructure Fund had adopted the prior performance and financial history of the RidgeWorth Predecessor Fund.

The North Square Oak Ridge Small Cap Growth Fund currently offers four classes of shares: Class A, Class C, Class I, and Class K. The North Square Multi Strategy Fund currently offers three classes of shares: Class A, Class C, and Class I. The North Square Oak Ridge Dividend Growth Fund, the North Square International Small Cap Fund, the North Square Dynamic Small Cap Fund, the North Square Oak Ridge Disciplined Growth Fund, and the North Square Global Resources & Infrastructure Fund offer two classes of shares: Class A and Class I. Other classes may be established from time to time in accordance with the provisions of the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”). Each class of shares of a Fund generally is identical in all respects except that each class of shares is subject to its own distribution expenses and minimum investments. Each class of shares also has exclusive voting rights with respect to its distribution fees.

INVESTMENT STRATEGIES, POLICIES AND RISKS

The discussion below supplements information contained in the Funds’ Prospectus pertaining to the investment policies of each Fund.  A Fund’s investments in the instruments discussed below may be through the Fund’s direct investments or indirectly through the Fund’s investments in underlying funds.

PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RISKS

The Funds’ principal investment types and related risks are identified in the table below and described in detail following the table.

Investments and Risks	North Square Oak Ridge Small Cap Growth Fund	North Square International Small Cap Fund	North Square Dynamic Small Cap Fund	North Square Oak Ridge Disciplined Growth Fund	North Square Multi Strategy Fund	North Square Oak Ridge Dividend Growth Fund	North Square Global Resources & Infrastructure Fund
Equity Securities
Common Stock	X	X	X	X	X	X	X
Preferred Stock	X	X	X	X	X	X
Small Cap Stock	X	X	X	X	X		X
Mid Cap Stock				X	X		X
Large Cap Stock				X	X	X
Convertible Securities					X
Exchange Traded Funds (“ETFs”)	X	X	X	X	X	X
Table of Contents - Statement of Additional Information

Initial Public Offerings (“IPOs”)	X	X	X	X	X
Debt Securities
Lower Rated Debt					X
Municipal Bonds					X
Government Obligations					X
Inflation Linked Securities					X
Foreign Investments
Depositary Receipts	X	X	X	X	X	X	X
Emerging Markets	X	X			X
Real Estate Investment Trusts (“REITs”)	X	X	X	X	X		X
Infrastructure, Timber and Agribusiness Companies							X
Master Limited Partnerships (“MLPs”)							X
Warrants and Rights	X			X	X	X
Investment Company Securities	X	X	X	X	X	X
Mortgage-Backed Securities					X
Asset-Backed Securities					X
Bank Loans and Loan Participations					X
Short-Term Investments					X

EQUITY SECURITIES

Common Stock

The Funds may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.
Table of Contents - Statement of Additional Information

The fundamental risk of investing in common stock is that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. While common stocks have historically provided greater long-term returns than preferred stocks, fixed-income and money market investments, common stocks have also experienced significantly more volatility than the returns from those other investments.

Preferred Stock

The Funds may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and a share of the proceeds resulting from the issuer’s liquidation although preferred stock is usually subordinate to the debt securities of the issuer. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as the holders of the issuer’s common stock. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. In addition, a Fund may receive stocks or warrants as a result of an exchange or tender of fixed income securities. Preference stock, which is more common in emerging markets than in developed markets, is a special type of common stock that shares in the earnings of an issuer, has limited voting rights, may have a dividend preference, and may also have a liquidation preference. Depending on the features of the particular security, holders of preferred and preference stock may bear the risks regarding common stock or fixed income securities.

Small and Mid Cap Stocks

The Funds may invest in stock of companies with market capitalizations that are small compared to other publicly traded companies. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require such Fund to liquidate its securities positions. In addition, it may be prudent for a Fund, as its asset size grows, to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund’s asset size increases, such Fund may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

Each Fund may also invest in stocks of companies with medium market capitalizations (i.e., mid cap companies). Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although mid cap companies tend to have longer operating histories, broader product lines and greater financial resources and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Convertible Securities

The Funds may invest in convertible securities. A convertible security is a preferred stock, warrant or other security that may be converted or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend or interest until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A significant feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
Table of Contents - Statement of Additional Information

Exchange-Traded Funds (“ETFs”)

The Funds may invest in ETFs. ETFs are pooled investment vehicles that generally seek to track the performance of specific indices. ETFs may be organized as open-end funds or as unit investment trusts (“UITs”). Their shares are listed on stock exchanges and can be traded throughout the day at market-determined prices.

An ETF generally issues index-based investments in aggregations of 50,000 shares known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the applicable index (the “Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the ETF’s portfolio securities since the last dividend payment by the ETF, net of expenses and liabilities, and (c) a cash payment or credit (“Balancing Amount”) designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

Shares of ETFs are not individually redeemable, except upon termination of the ETF. To redeem shares of an ETF, an investor must accumulate enough shares of the ETF to reconstitute a Creation Unit. The liquidity of small holdings of ETF shares, therefore, will depend upon the existence of a secondary market for such shares. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of ETF shares is based upon (but not necessarily identical to) the value of the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of ETF shares is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for ETF shares is based on a basket of stocks. Disruptions in the markets for the securities underlying ETF shares purchased or sold by the Fund could result in losses on such shares. There is no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of any ETF will continue to be met.

ETF and Mutual Funds. The North Square Oak Ridge Small Cap Growth Fund’s investment in ETFs and mutual funds (including other funds managed by the Adviser), generally reflects the risks of owning the underlying securities the ETF or mutual fund it holds. It may also be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. An ETF may also trade at a discount to its net asset value. Investing in ETFs or mutual funds may involve duplication of advisory fees and certain other expenses. The North Square Oak Ridge Small Cap Growth Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Initial Public Offerings (Applies to all Funds except for the North Square Oak Ridge Dividend Growth Fund and North Square Global Resources & Infrastructure Fund)

Each Fund may purchase securities of companies in initial public offerings (“IPOs”). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or micro-cap size. The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.
Table of Contents - Statement of Additional Information

DEBT SECURITIES

The Funds may invest in debt securities. Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. Some debt securities pay a periodic coupon that is not fixed, instead payments “float” relative to a reference rate, such as LIBOR. This “floating rate” debt may pay interest at levels above or below the previous interest payment. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. Certain additional risk factors related to debt securities are sensitivity to interest rate and economic changes, payment expectations, and liquidity and valuation.

Lower rated debt securities, those rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) and/or BB or below by Standard & Poor’s Ratings Group (“S&P”) or unrated but determined by a Sub-Adviser to be of comparable quality, are described by the rating agencies as speculative and involve greater risk of default or price changes than higher rated debt securities due to changes in the issuer’s creditworthiness or the fact that the issuer may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to sell or to determine the value of lower rated debt securities.

Certain additional risk factors related to debt securities are discussed below:

Sensitivity to interest rate and economic changes. Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or periods of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, obtain additional financing, and service their principal and interest payment obligations. Furthermore, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) related to the security or other assets or indices.

Payment expectations. Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate environment, a Fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity. Liquidity risk may result from the lack of an active market, or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that a Fund’s principal investment strategies involve investments in securities of companies with smaller market capitalizations, foreign non-U.S. securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. Finally, liquidity risk also refers to the risk of unusually high redemption requests or other unusual market conditions that may make it difficult for a Fund to fully honor redemption requests within the allowable time period. Meeting such redemption requests could require a Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as a Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.
Table of Contents - Statement of Additional Information

The Sub-Advisers (as defined below) attempt to reduce the risks described above through diversification of each Fund’s portfolio, credit analysis of each issuer, and by monitoring broad economic trends as well as corporate and legislative developments, but there can be no assurance that it will be successful in doing so. Credit ratings of debt securities provided by rating agencies indicate a measure of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between corporate developments and the time a rating is assigned and updated.

Changing Fixed Income Market Conditions. Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. To the extent a Fund invests in derivatives tied to fixed income markets, it may be more substantially exposed to these risks than a fund that does not invest in derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance. The liquidity levels of the Fund’s portfolio may also be affected.

Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

Bond Ratings. Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without considering the modifier. Please refer to Appendix A for more information about credit ratings.

Lower-Rated Debt Securities

Each Fund may invest in lower-rated fixed-income securities (commonly known as “junk bonds”). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Fund more volatile and could limit a Fund’s ability to sell its securities at prices approximating the values such Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities. Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody’s or S&P (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.
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Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a Fund’s fixed-income assets. Conversely, during periods of rising interest rates, the value of a Fund’s fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a Fund’s net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Sub-Advisers will monitor the investment to determine whether its retention will assist in meeting a Fund’s investment objective. Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing.

The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. It is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell these securities when a Sub-Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value. In order to enforce its rights in the event of a default, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on such securities. This could increase a Fund’s operating expenses and adversely affect a Fund’s net asset value. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, a Fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”) may limit the extent to which the Fund may exercise its rights by taking possession of such assets. To the extent a Fund invests in securities in the lower rating categories, the achievement of such Fund’s investment objective is more dependent on a Sub-Adviser’s investment analysis than would be the case if the Fund were investing in securities in the higher rating categories.

Over-the-Counter Transactions – Fixed Income Securities

The Funds may enter into over-the-counter (“OTC”) transactions involving fixed income securities. Over-the-Counter (“OTC”) transactions differ from exchange-traded transactions in several respects. OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Sub-Advisers and verified in appropriate cases. As OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise. Each Fund will seek to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund. There is also no assurance that a Fund will be able to liquidate an OTC transaction at any time prior to expiration.
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Municipal Bonds

The Funds may invest in municipal bonds.  Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). For example, states, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

Government Obligations

The Funds may invest in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Inflation-Linked Securities

The Funds may invest in inflation-linked securities. Inflation-linked securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. However, the current market value of the bonds is not guaranteed, and will fluctuate with market conditions. Investments in other inflation-linked securities may not provide a similar guarantee and the principal amount repaid could be less than the original principal if inflation falls over the period.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rise in inflation exceeds the rise in nominal rates, real rates are likely to decline, leading to an increase in the market value of the bonds. Conversely, if the rise in nominal interest rates outpaces the pickup in the rate of inflation, real interest might rise, generating a decline in the market value of the inflation-linked security.

The periodic adjustment of U.S. inflation-linked securities generally is tied to the Consumer Price Index (“CPI”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable country or regional inflation measure calculated by that government. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
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Inflation-linked securities held by a Fund may experience an increase in original issue value due to inflation-linked adjustments. The inflation-linked growth in the value of these bonds may be reflected in a Fund’s gross income. While inflation-adjusted growth does not result in cash payments to a Fund, the Fund may be required to make distributions to shareholders for any increase in value in excess of the cash actually received by the Fund during the taxable year. A Fund may be required to sell portfolio securities to make these distribution payments. This may lead to higher transaction costs, losses from sale during unfavorable market conditions and higher capital gains taxes. If deflation-linked adjustments decrease the value of inflation-linked securities held by a Fund, income distributions previously made by the Fund during the taxable year may be deemed a return of capital.

FOREIGN INVESTMENTS

The Funds may make foreign investments. Investments in the securities of foreign issuers and other non-U.S. investments may involve risks in addition to those normally associated with investments in the securities of U.S. issuers or other U.S. investments. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, and the imposition or tightening of exchange controls and limitations on the repatriation of foreign capital. Other risks stem from potential changes in governmental attitude or policy toward private investment, which in turn raises the risk of nationalization, increased taxation or confiscation of foreign investors’ assets.

The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region. The severity or duration of these conditions may also be affected if one or more countries leave the Euro currency or by other policy changes made by governments or quasi-governmental organizations.

Additional non-U.S. taxes and expenses may also adversely affect each Fund’s performance, including foreign withholding taxes on foreign securities’ dividends. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Foreign companies may be subject to different accounting, auditing and financial reporting standards. To the extent foreign securities held by a Fund are not registered with the SEC or with any other U.S. regulator, the issuers thereof will not be subject to the reporting requirements of the SEC or any other U.S. regulator. Accordingly, less information may be available about foreign companies and other investments than is generally available on issuers of comparable securities and other investments in the United States. Foreign securities and other investments may also trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities and other investments.

Changes in foreign exchange rates will affect the value in U.S. Dollars of any foreign currency-denominated securities and other investments held by the Funds. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from any foreign securities and other investments will be received and realized in foreign currencies, and each Fund is required to compute and distribute income in U.S. Dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. Dollar occurring after a Fund’s income has been earned and computed in U.S. Dollars may require such Fund to liquidate portfolio securities or other investments to acquire sufficient U.S. Dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. Dollars and the time such expenses are paid, such Fund may be required to liquidate additional portfolio securities or other investments to purchase the U.S. Dollars required to meet such expenses.
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Each Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that a Fund makes in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities and other investments held by a Fund.

Emerging Markets

Each Fund may invest in companies organized or doing substantial business in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or the MSCI, Inc. emerging market indices or other comparable indices. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. Dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies. Therefore, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect the private sector companies in which a Fund invests.

Depositary Receipts

The Funds may invest in depository receipts. American Depositary Receipts (“ADRs”) are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country. European Depositary Receipts (“EDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. Global Depositary Receipts (“GDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. Canadian Depositary Receipts (“CDRs”) are negotiable receipts issued by a Canadian bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country.

Investing in ADRs, EDRs, GDRs, and CDRs presents risks that may not be equal to the risk inherent in holding the equivalent shares of the same companies that are traded in the local markets even though a Fund will purchase, sell and be paid dividends on ADRs in U.S. Dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. A Fund may be required to pay foreign withholding or other taxes on certain ADRs, EDRs, GDRs, or CDRs that it owns, but investors may or may not be able to deduct their pro-rata share of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. See “Federal Income Tax Matters.” ADRs, EDRs, GDRs, and CDRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs, EDRs, GDRs, and CDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. Unsponsored ADRs, EDRs, GDRs, and CDRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored ADRs, EDRs, GDRs, and CDRs may be less liquid than sponsored ADRs, EDRs, GDRs, and CDRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs, EDRs, GDRs, and CDRs.
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REAL ESTATE INVESTMENT TRUSTS (“REITs”)

The Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of principal and interest payments. Similar to investment companies such as each Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Each Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

REITs may fail to qualify for the favorable federal income tax treatment generally available to them under the Code and may fail to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

INFRASTRUCTURE, TIMBER AND AGRIBUSINESS COMPANIES

Infrastructure Companies

Infrastructure companies are companies that derive significant portions i.e. (at least 50%) of their gross income or net profits, directly or indirectly, through providing energy, transportation, communications, utilities and other essential services to society. Companies in the infrastructure industry may be involved in a variety of areas, including the following:

•	The generation, transmission, distribution, or storage of electricity, oil, gas, water, and other natural resources used to produce energy;
•	Alternative energy production and exploration;
•
The building, operation, financing, or maintenance of highways, toll roads, tunnels, bridges, parking lots, dams, pipelines, railroads, mass transit systems, airports, marine ports, and refueling facilities;

•	The provision of communications, including telephone, broadcast and wireless towers, and cable, fiber optic, and satellite networks;
•	Sewage treatment and water purification;
•
The construction or operation of essential public structures such as courthouses, hospitals and health care facilities, schools, correctional facilities, subsidized housing, and other public service facilities; and

•	The provision of the services and materials necessary for the construction and maintenance of infrastructure assets, including mining, shipping, timber, and steel.

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Infrastructure companies also include energy-related companies organized as REITs and MLPs.

Timber Companies

Timber companies are companies that derive significant portions (at least 50%) of their gross income or net profits, directly or indirectly, from the ownership, management or upstream supply chain of forests and timberlands, and products related thereto. These include forest products companies, timber MLPs, timber REITs, homebuilding companies, paper products companies, and paper packaging companies.

Agribusiness Companies

Agribusiness companies are companies that derive significant portions (at least 50%) of their gross income or net profits, directly or indirectly, from the production, processing, and distribution of agricultural products, packaged foods, and meats, as well as the business operators and suppliers of equipment and materials. Companies in the agribusiness industry may be involved in a variety of areas, including the following:

Producers, Distributors & Processors:
•	Breeding and operation of livestock farms;
•	Production, processing and distribution of fish, hogs, livestock cattle, pigs and poultry;
•	Processing livestock into value-added products;
•	Production and sale of animal feed;
•
Production, processing and refining of agricultural commodities and byproducts. This includes the buying, storing, transporting and distribution of agricultural commodities. (Agricultural commodities include, but are not limited to, barley, cocoa, corn, cotton, edible nuts, grain, oats, oilseeds, palm oil, soybeans and wheat); and

•	Harvesting and operation of agricultural facilities such as coffee and rubber plantations, cotton fields, mills and farms.

Equipment & Materials Suppliers:
•	Production and sale of crop nutrients, potash, fertilizers and animal feed ingredients;
•	Production and sale of crop protection products such as herbicides and insecticides;
•	Development and production of seeds; and
•
Manufacturing and distribution of agricultural equipment. Agricultural equipment includes, but are not limited to, agricultural tractors, combine harvesters, feed making equipment, hay and forage equipment, irrigation systems, pavers, seeding and planting equipment, spreaders, sprayers and tillage equipment. Other related agricultural equipment includes equipment used in liquid injection and surface spreading of biosolids.

MASTER LIMITED PARTNERSHIPS (“MLPs”)

An MLP is an entity receiving partnership taxation treatment under the Code, the interests or “units” of which are traded on securities exchanges like shares of corporate stock. A typical MLP consists of a general partner and limited partners; however, some entities receiving partnership taxation treatment under the Code are established as limited liability companies. The general partner manages the partnership; has an ownership stake in the partnership, typically a 2% general partner equity interest and usually additional common units and subordinated units; and is typically eligible to receive an incentive distribution. The limited partners provide capital to the partnership, have a limited (if any) role in the operation and management of the partnership, and receive cash distributions. An MLP typically pays an established minimum quarterly distribution to common unit holders, as provided under the terms of its partnership agreement. Common units have arrearage rights in distributions to the extent that the MLP fails to make minimum quarterly distributions. Once the MLP distributes the minimum quarterly distribution to common units, subordinated units then are entitled to receive distributions of up to the minimum quarterly distribution, but have no arrearage rights. At the discretion of the general partners’ board of directors, any distributable cash that exceeds the minimum quarterly distribution that the MLP distributed to the common and subordinated units is then distributed to both common and subordinated units, typically on a pro rata basis. Incentive distributions are often paid to the general partner such that as the distribution to limited partnership interests increases, the general partner may receive a proportionately larger share of the total distribution. Incentive distributions are designed to encourage the general partner, who controls and operates the partnership, to maximize the partnership’s cash flow and increase distributions to the limited partners.
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Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are leveraged and typically carry a portion of a “floating” rate debt, and a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

WARRANTS AND RIGHTS

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by a Sub-Adviser. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

INVESTMENT COMPANY SECURITIES

Each Fund may invest in shares of other investment companies (each, an “Underlying Fund”), including open-end funds, closed-end funds, UITs and ETFs, to the extent permitted by the applicable law and subject to certain restrictions set forth in this SAI.

Under Sections 12(d)(1)(A) and 12(d)(1)(B) of the 1940 Act, a Fund and any companies controlled by the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of such Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. The Fund may exceed these limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs.

Generally, under Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act and SEC rules adopted pursuant to the 1940 Act, each Fund may acquire the securities of affiliated and unaffiliated Underlying Funds subject to the following guidelines and restrictions:

•
A Fund may own an unlimited amount of the securities of any registered open-end fund or registered UIT that is affiliated with the Fund, so long as any such Underlying Fund has a policy that prohibits it from acquiring any securities of registered open-end funds or registered UITs in reliance on certain sections of the 1940 Act.

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•	A Fund and its “affiliated persons” may own up to 3% of the outstanding stock of any fund, subject to the following restrictions:

i.
the Fund and each Underlying Fund, in the aggregate, may not charge a sales load greater than the limits set forth in Rule 2830(d)(3) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to funds of funds;

ii.	each Underlying Fund is not obligated to redeem more than 1% of its total outstanding securities during any period less than 30 days; and

iii.
the Fund is obligated either to (i) seek instructions from its shareholders with regard to the voting of all proxies with respect to the Underlying Fund and to vote in accordance with such instructions, or (ii) to vote the shares of the Underlying Fund held by the Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

The North Square International Small Cap Fund, the North Square Oak Ridge Small Cap Growth Fund, the North Square Dynamic Small Cap Fund, the North Square Oak Ridge Disciplined Growth Fund, the North Square Oak Ridge Dividend Growth Fund, and the North Square Global Resources & Infrastructure Fund observe the following restriction as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The North Square International Small Cap Fund, the North Square Oak Ridge Small Cap Growth Fund, the North Square Dynamic Small Cap Fund, the North Square Oak Ridge Disciplined Growth Fund, the North Square Oak Ridge Dividend Growth Fund, and the North Square Global Resources & Infrastructure Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that the North Square International Small Cap Fund and the North Square Global Resources & Infrastructure Fund may not acquire any securities of registered open-end investment companies or registered UIT in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

Acquired funds typically incur fees that are separate from those fees incurred directly by a Fund. Each Fund’s purchase of such investment company securities results in the layering of expenses as Fund shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged securities. Investment companies may have investment policies that differ from those of the Funds.

Under certain circumstances an open-end investment company in which a Fund invests may determine to make payment of a redemption by the Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, a Fund may hold such securities until a Sub-Adviser determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

Investment decisions by the investment advisers to the registered investment companies in which a Fund invests are made independently of the Fund. At any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are being sold by another Underlying Fund. As a result, under these circumstances a Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.
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Mortgage-Backed Securities

The Funds may invest in mortgage-backed securities and derivative mortgage-backed securities, and may also invest in “principal only” and “interest only” components. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. As with other debt securities, mortgage-backed securities are subject to credit risk and interest rate risk. However, the yield and maturity characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may normally be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. The relationship between prepayments and interest rates may give some mortgage-backed securities less potential for growth in value than conventional fixed-income securities with comparable maturities. In addition, in periods of falling interest rates, the rate of prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. If interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of mortgage-backed securities and lengthen their durations. Because of these and other reasons, a mortgage-backed security’s total return, maturity and duration may be difficult to predict precisely.

Mortgage-backed securities come in different classes that have different risks. Junior classes of mortgage-backed securities are designed to protect the senior class investors against losses on the underlying mortgage loans by taking the first loss if there are liquidations among the underlying loans. Junior classes generally receive principal and interest payments only after all required payments have been made to more senior classes. If a Fund invests in junior classes of mortgage-related securities, it may not be able to recover all of its investment in the securities it purchases. In addition, if the underlying mortgage portfolio has been overvalued, or if mortgage values subsequently decline, a Fund may suffer significant losses. Investments in mortgage-backed securities involve the risks of interruptions in the payment of interest and principal (delinquency) and the potential for loss of principal if the property underlying the security is sold as a result of foreclosure on the mortgage (default). These risks include the risks associated with direct ownership of real estate, such as the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which in turn may be affected by local market conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, energy costs, government regulations with respect to environmental, zoning, rent control and other matters, and real estate and other taxes. If the underlying borrowers cannot pay their mortgage loans, they may default and the lenders may foreclose on the property.

The ability of borrowers to repay mortgage loans underlying mortgage-backed securities will typically depend upon the future availability of financing and the stability of real estate values. For mortgage loans not guaranteed by a government agency or other party, the only remedy of the lender in the event of a default is to foreclose upon the property. If borrowers are not able or willing to pay the principal balance on the loans, there is a good chance that payments on the related mortgage-related securities will not be made. Certain borrowers on underlying mortgages may become subject to bankruptcy proceedings, in which case the value of the mortgage-backed securities may decline.

The residential real estate market in the United States continues to experience unprecedented upheaval. Among other things, the value of residential real estate has decreased significantly. This decrease in value has been more pronounced in some regions of the country but, overall, prices have dropped substantially. These significant decreases have affected the value of both prime and subprime mortgage-backed securities, as payments of principal and interest on residential mortgages have varied due to foreclosures, job losses, and other factors. As a result of these conditions, mortgage-backed securities have lost value, including the “senior” classes of those securities. There can be no assurance of when, or if, the residential real estate market will stabilize or home prices will recover. Accordingly, there can be no assurance that mortgage-backed securities will make payments of principal and interest at the times or in the amounts scheduled.

Asset-Backed Securities

The Funds may invest in asset-backed securities that, through the use of trusts and special purpose vehicles, are securitized with various types of assets, such as automobile receivables, credit card receivables and home-equity loans in pass- through structures similar to the mortgage-related securities described above. In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. The impairment of value of collateral or other assets underlying an asset-based security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may reduce the value of such asset-based security and result in losses to a Fund.
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Bank Loans and Loan Participations

The Funds may invest in bank loans and loan participations.  Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. A Fund may make certain corporate loan investments as part of a broader group of lenders (together often referred to as a “syndicate”) that is represented by a leading financial institution (or agent bank). The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems or is terminated, a Fund may not recover its investment or recovery may be delayed. Corporate loans may be denominated in currencies other than U.S. Dollars and are subject to the credit risk of nonpayment of principal or interest. Further, substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid or lose all or substantially all of its value subsequent to investment. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to the collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

The Funds may also invest in second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) and unsecured loans. Holders’ claims under unsecured loans are subordinated to claims of creditors holding secured indebtedness and possibly other classes of creditors holding unsecured debt. Unsecured loans have a greater risk of default than secured loans, particularly during periods of deteriorating economic conditions. Also, since they do not afford the lender recourse to collateral, unsecured loans are subject to greater risk of nonpayment in the event of default than secured loans. Many such loans are relatively illiquid and may be difficult to value.

Some bank loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the bank loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of the bank loans, including, in certain circumstances, invalidating such bank loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect Fund performance.

Indebtedness of companies whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Some companies may never pay off their indebtedness or pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Investments in bank loans through a direct assignment of the financial institution’s interest with respect to the bank loan may involve additional risks. For example, if a secured bank loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. A Fund generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers”.
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Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment, and revolving credit facilities, which would require a Fund to make additional investments in the bank loans as required under the terms of the credit facility at the borrower’s demand.

A financial institution’s employment as agent bank may be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement would remain available to the holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund may incur certain costs and delays in realizing payments on a bank loan or loan participation and could suffer a loss of principal and/or interest.

SHORT-TERM INVESTMENTS

The Funds may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Each Fund may acquire certificates of deposit, bankers’ acceptances and time deposits in U.S. Dollar or foreign currencies. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. The commercial banks issuing these short-term instruments which a Fund may acquire must, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred if a Fund invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located, the possible confiscation or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds and the interest income generated from lending operations. General economic conditions and the quality of loan portfolios affect the banking industry.

As a result of federal and state laws and regulations, domestic banks are required to maintain specified levels of reserves, limited in the amount that they can loan to a single borrower, and are subject to regulations designed to promote financial soundness. However, such laws and regulations may not necessarily apply to foreign banks, thereby affecting the risk involved in bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment strategies and policies stated above and in the Prospectus, a Fund may invest in interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
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Savings Association Obligations. Each Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Each Fund’s investment in commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by a Sub-Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations, i.e., credit risk. A Sub-Adviser may actively expose a Fund to credit risk. However, there can be no guarantee that a Sub-Adviser will be successful in making the right selections and thus fully mitigate the impact of credit risk changes on a Fund.

OTHER INVESTMENT STRATEGIES, POLICIES AND RISKS

MARKET CONDITIONS

The equity and debt capital markets in the United States and internationally experienced unprecedented volatility from 2008 through 2012. These conditions caused a significant decline in the value and liquidity of many securities and other instruments. It is impossible to predict whether such conditions will recur. Because such situations may be widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of such events.

FOREIGN CURRENCY TRANSACTIONS

Each Fund may conduct foreign currency exchange transactions either on a spot, i.e., cash, basis at the prevailing rate in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. A Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, a Fund may enter into forward contracts to hedge against risks arising from securities a Fund owns or anticipates purchasing or the U.S. Dollar value of interest and dividends paid on those securities.

If a Fund delivers the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency by selling some of the Fund’s assets that are denominated in that specific currency. A Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if a Sub-Adviser is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and deliver the foreign currency. The use of forward contracts as a hedging technique does not eliminate the fluctuation in the prices of the underlying securities the Fund owns or intends to acquire, but it fixes a rate of exchange in advance. Although forward contracts can reduce the risk of loss if the values of the hedged currencies decline, these instruments also limit the potential gain that might result from an increase in the value of the hedged currencies.
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There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Since foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. A Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

CLOSED-END FUNDS

Each Fund may invest in shares of closed-end funds. Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in a Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s).

DEBT SECURITIES

Sovereign Debt Obligations

Each Fund may invest in sovereign debt obligations, which are securities issued or guaranteed by foreign governments, governmental agencies or instrumentalities and political subdivisions, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

SHORT SALES

The Funds may seek to hedge investments or realize additional gains through the use of short sales. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by a Fund, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. A Fund also may be required to pay a premium to borrow a security, which would increase the cost of the security sold short. Although a Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.
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The broker-dealer will retain the net proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

When a Sub-Adviser believes that the price of a particular security held by a Fund may decline, it may make “short sales against the box” to hedge the unrealized gain on such security. Selling short against the box involves selling a security which a Fund owns for delivery at a specified date in the future. A Fund will incur transaction costs to open, maintain and close short sales against the box.

To the extent a Fund sells securities short (except in the case of short sales “against the box”), it is required to segregate an amount of cash or liquid securities on its records equal to the market price of the securities sold short. The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account is at least equal to the market value of the securities sold short. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of a Fund’s assets could affect its portfolio management.

DERIVATIVES

Each Fund may utilize a variety of derivatives contracts, such as futures, options, swaps and forward contracts, both for investment purposes and for hedging purposes. Hedging involves special risks including the possible default by the other party to the transaction, illiquidity and, to the extent a Sub-Adviser’s assessment of certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if hedging had not been used. Nonetheless, with respect to certain investment positions, a Fund may not be sufficiently hedged against market fluctuations, in which case an investment position could result in a loss greater than if a Sub-Adviser had been sufficiently hedged with respect to such position.

The Sub-Advisers will not, in general, attempt to hedge all market or other risks inherent in a Fund’s positions, and may hedge certain risks, if at all, only partially. Specifically, a Sub-Adviser may choose not, or may determine that it is economically unattractive, to hedge certain risks, either in respect of particular positions or in respect of a Fund’s overall portfolio. Moreover, it should be noted that a Fund’s portfolio always will be exposed to unidentified systematic risk factors and to certain risks that cannot be completely hedged, such as credit risk (relating both to particular securities and to counterparties). A Fund’s portfolio composition may result in various directional market risks remaining unhedged, although a Sub-Adviser may rely on diversification to control such risks to the extent that a Sub-Adviser believes it is desirable to do so.

Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulations could adversely affect the value, availability and performance of certain derivative instruments, may make them more costly, and may limit or restrict their use by the Funds.

Certain additional risk factors related to derivatives are discussed below:

Derivatives Risk. Under recently adopted rules by the CFTC, transactions in some types of interest rate swaps and index credit default swaps on North American and European indices will be required to be cleared. In a cleared derivatives transaction, a Fund’s counterparty is a clearing house (such as CME Clearing, ICE Clearing or LCH Clearnet), rather than a bank or broker. Since each Fund is not a member of clearing houses and only members of a clearing house can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members, who are futures commission merchants that are members of the clearing houses and who have the appropriate regulatory approvals to engage in swap transactions. The Funds will make and receive payments owed under cleared derivatives transactions (including margin payments) through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to the Funds, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, each Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that a Sub-Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, a Fund could be subject to this execution risk if the Fund submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and a Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If a Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.
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Counterparty Risk. Counterparty risk with respect to OTC derivatives may be affected by new regulations promulgated by the CFTC and SEC affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions will be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Clearing members are required to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, which may also invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member transfers to the clearing house the amount of margin required by the clearing house for cleared derivatives transactions, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. For commodities futures positions, the clearing house may use all of the collateral held in the clearing member’s omnibus account to meet a loss in that account, without regard to which customer in fact supplied that collateral. Accordingly, in addition to bearing the credit risk of its clearing member, each customer to a futures transaction also bears “fellow customer” risk from other customers of the clearing member. However, with respect to cleared swaps positions, recent regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing house that is attributable to each customer. Because margin in respect of cleared swaps must be earmarked for specific clearing member customers, the clearing house may not use the collateral of one customer to cover the obligations of another customer. However, if the clearing member does not provide accurate reporting, a Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, a clearing member may generally choose to provide to the clearing house the net amount of variation margin required for cleared swaps for all of the clearing member’s customers in the aggregate, rather than the gross amount of each customer. Each Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default.

Options on Securities and Securities Indices

The Funds may invest in options on securities and stock indices. A call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A put option would entitle a Fund, in return for the premium paid, to sell specified securities during the option period. Each Fund may invest in both European-style or American-style options. A European-style option is only exercisable immediately prior to its expiration. American-style options are exercisable at any time prior to the expiration date of the option.
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Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amounts as held in a segregated account by a Fund’s custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

If a Fund were assigned an exercise notice on a call it has written, it would be required to liquidate portfolio securities in order to satisfy the exercise, unless it has other liquid assets that are sufficient to satisfy the exercise of the call. If the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time it is able to sell securities in its portfolio.

In addition to covered call options, each Fund may write uncovered (or “naked”) call options on securities, including shares of ETFs, and indices; however, SEC rules require that a Fund segregates assets on its books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call. Segregated securities cannot be sold while the option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Writing Covered Index Call Options. Each Fund may sell index call options. Each Fund may also execute a closing purchase transaction with respect to the option it has sold and then sell another option with either a different exercise price and/or expiration date. A Fund’s objective in entering into such closing transactions is to increase option premium income, to limit losses or to protect anticipated gains in the underlying stocks. The cost of a closing transaction, while reducing the premium income realized from the sale of the option, should be offset, at least in part, by the appreciation in the value of the underlying index, and by the opportunity to realize additional premium income from selling a new option.

When a Fund sells an index call option, it does not deliver the underlying stocks or cash to the broker through whom the transaction is effected. In the case of an exchange-traded option, a Fund establishes an escrow account. The Funds’ custodian (or a securities depositary acting for the custodian) acts as each Fund’s escrow agent. The escrow agent enters into documents known as escrow receipts with respect to the stocks included in a Fund (or escrow receipts with respect to other acceptable securities). The escrow agent releases the stocks from the escrow account when the call option expires or a Fund enters into a closing purchase transaction. Until such release, the underlying stocks cannot be sold by a Fund. Each Fund may enter into similar collateral arrangements with the counterparty when it sells OTC index call options.
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When a Fund sells an index call option, it is also required to “cover” the option pursuant to requirements enunciated by the staff of the SEC. The staff has indicated that a mutual fund may “cover” an index call option by (1) owning and holding for the term of the option a portfolio of stocks substantially replicating the movement of the index underlying the call option; (2) purchasing an American-style call option on the same index with an exercise price not greater than the exercise price of the written option; or (3) establishing and maintaining for the term of the option a segregated account consisting of cash, U.S. Government securities or other high-grade debt securities, equal in value to the aggregate contract price of the call option (the current index value times the specific multiple) but not less than the strike price of the call. A Fund generally “covers” the index options it has sold by owning and holding stocks substantially replicating the movement of the applicable index. As an alternative method of “covering” the option, a Fund may purchase an appropriate offsetting option.

The purchaser of an index call option sold by a Fund may exercise the option at a price fixed as of the closing level of the index on exercise date. Unless a Fund has liquid assets sufficient to satisfy the exercise of the index call option, a Fund would be required to liquidate portfolio securities to satisfy the exercise. The market value of such securities may decline between the time the option is exercised and the time a Fund is able to sell the securities. For example, even if an index call which the Fund has written is “covered” by an index call held by the Fund with the same strike price, it will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the Options Clearing Corporation and the close of trading on the date the Fund exercises the call it holds or the time it sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed. If a Fund fails to anticipate an exercise, it may have to borrow from a bank (in amounts not exceeding 5% of a Fund’s total assets) pending settlement of the sale of the portfolio securities and thereby incur interest charges. If trading is interrupted on the index, a Fund would not be able to close out its option positions.

Risks of Transactions in Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation in value than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not be adequate to handle current trading volume at all times; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Code, for qualification of a Fund as a regulated investment company.

Over-the-Counter Options. Each Fund may engage in transactions involving OTC options as well as exchange-traded options. Certain additional risks are specific to OTC options. Each Fund may engage a clearing corporation to exercise exchange-traded options, but if a Fund purchased an OTC option, it must then rely on the dealer from which it purchased the option if the option is exercised. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.
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Exchange-traded options generally have a continuous liquid market while OTC options may not. Consequently, each Fund may generally be able to realize the value of an OTC option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes an OTC option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While a Fund will seek to enter into OTC options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will at any time be able to liquidate an OTC option at a favorable price at any time prior to expiration. Unless a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate an OTC option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, since each Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The SEC has taken the position that purchased OTC options are illiquid securities. Each Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, a Fund will treat OTC options as subject to the Fund’s limitation on illiquid securities. If the SEC changes its position on the liquidity of OTC options, each Fund will change the treatment of such instruments accordingly.

Stock Index Options. Each Fund may invest in options on indices, including broad-based security indices. Puts and calls on indices are similar to puts and calls on other investments except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, if a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying index. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities or instruments similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities or instruments as underlie the index and, as a result, bears a risk that the value of the securities or instruments held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a Fund as the call writer will not learn of the assignment until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security or instrument, such as common stock, because there the writer’s obligation is to deliver the underlying security or instrument, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security or instrument, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds investments that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those investments against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding security or instrument positions.
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If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Futures and Options on Futures

Each Fund may use interest rate, foreign currency, index and other futures contracts. Each Fund may use options on futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indices, as well as financial instruments, including, without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the Japanese Yen; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the Euro. It is expected that other futures contracts will be developed and traded in the future.

Each Fund may purchase and write (sell) call and put futures options. Futures options possess many of the same characteristics as options on securities and indices (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn taxable interest income on its initial margin deposits.

A Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option A Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Futures and options on futures are regulated by the Commodity Futures Trading Commission (“CFTC”). Each Fund invests in futures, options on futures and other instruments subject to regulation by the CFTC in reliance upon and in accordance with CFTC Regulation 4.5. Under Regulation 4.5, if a Fund uses futures, options on futures, or swaps other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase of a new position are “in-the-money”) may not exceed 5% of a Fund’s net asset value, or alternatively, the aggregate net notional value of those positions at the time may not exceed 100% of a Fund’s net asset value (after taking into account unrealized profits and unrealized losses on any such positions). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Regulation 4.5. Therefore, as of the date of this SAI, neither the Trust nor a Fund is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. As of the date of this SAI, neither the Adviser nor the Sub-Advisers are deemed to be a “commodity pool operator” or “commodity trading advisor” with respect to the advisory services it provides to each Fund. In the future, if a Fund’s use of futures, options on futures, or swaps requires the Adviser and Sub-Advisers to register as a commodity pool operator with the CFTC with respect to the Funds, the Adviser and Sub-Advisers will do so at that time.
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A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, a Fund will mark to market its open futures positions. Each Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by a Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Each Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options if the exercise price of the call and put are the same, or if the exercise price of the call is higher than that of the put. In such cases, a Fund also will segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

With respect to options and futures contracts that are cash settled, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations under the contracts (less any amounts the Fund has posted as margin), if any, rather than the full notional value. In the case of options and futures contracts that are not cash settled, a Fund will set aside liquid assets equal to the full notional value of the contracts (less any amounts the Fund has posted as margin), while the positions are open.

Stock Index Futures

Each Fund may invest in stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Swap Transactions

Each Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. A Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with “caps,” “floors” or “collars.” A “cap” is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A “floor” is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A “collar” is essentially a combination of a long cap and a short floor where the limits are set at different levels.
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A Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent obligations created thereby may be deemed to constitute senior securities, a Fund will maintain required collateral in a segregated account consisting of U.S. Government securities or cash or cash equivalents.

Total Return Swaps. Each Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indices during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Credit Default Swaps. Each Fund may enter into credit default swap transactions for investment purposes. A credit default swap may have as reference obligations one or more securities that are not currently held by a Fund. A Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, a Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value of the credit default swap will be used to segregate liquid assets for selling protection on credit default swaps. If a Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. When a Fund buys credit default swaps it will segregate an amount at least equal to the amount of any accrued premium payment obligations including amounts for early terminations. The use of swap transactions by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap transaction. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap transactions have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.
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Each Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.

Currency Swaps. Each Fund may enter into currency swap transactions for investment purposes. Currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Interest Rate Swaps. Each Fund may enter into an interest rate swap in an effort to protect against declines in the value of fixed income securities held by a Fund. In such an instance, a Fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value.

Options on Swaps. The Funds may enter into options on swap agreements. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. Each Fund may write (sell) and purchase put and call swaptions. Each Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether a Fund is hedging its assets or its liabilities. Each Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. A Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Over-the-Counter Derivatives Transactions

The Funds may enter into OTC derivatives transactions. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law on July 21, 2010, established a new statutory framework that comprehensively regulated the OTC derivatives markets for the first time. Key Dodd-Frank Act provisions relating to OTC derivatives require rulemaking by the SEC and the CFTC, not all of which has been proposed or finalized as at the date of this SAI. Prior to the Dodd-Frank Act, the OTC derivatives markets were traditionally traded on a bilateral basis (so-called “bilateral OTC transactions”). Now certain OTC derivatives contracts are required to be centrally cleared and traded on exchanges or electronic trading platforms called swap execution facilities (“SEFs”).
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Bilateral OTC transactions differ from exchange-traded or cleared derivatives transactions in several respects. Bilateral OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, bilateral OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Sub-Advisers and verified in appropriate cases. As bilateral OTC transactions are entered into directly with a dealer, there is a risk of nonperformance by the dealer as a result of its insolvency or otherwise. Under recently-adopted CFTC regulations, counterparties of registered swap dealers and major swap participants have the right to elect segregation of initial margin in respect of uncleared swaps. If a counterparty makes such an election, any initial margin that is posted to the swap dealer or major swap participant must be segregated in individual customer accounts held at an independent third party custodian. In addition, the collateral may only be invested in certain categories of instruments identified in the CFTC’s regulations. Agreements covering these segregation arrangements must generally provide for consent by both the counterparty and the swap dealer or major swap participant to withdraw margin from the segregated account. Given these limitations on the use of uncleared swaps collateral, there is some likelihood that the electing counterparty will experience an increase in the costs associated with trading swaps with the relevant swap dealer or major swap participant. Certain other protections apply to a counterparty to uncleared swaps under the CFTC’s regulations even if the counterparty does not elect segregation of its initial margin. These regulations are newly adopted, and it remains unclear whether they will be effective in protecting initial margin in the manner intended in the event of significant market stress or the insolvency of a swap dealer or major swap participant.

Furthermore, a bilateral OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with which a Fund originally dealt. Any such cancellation may require a Fund to pay a premium to that dealer. In those cases in which a Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the transaction expires or is exercised or different cover is substituted. The Funds will seek to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Funds. There is also no assurance that a Fund will be able to liquidate an OTC transaction at any time prior to expiration.

The requirement to execute certain OTC derivatives contracts on SEFs may offer certain advantages over traditional bilateral OTC trading, such as ease of execution, price transparency, increased liquidity and/or favorable pricing. However, SEF trading may make it more difficult and costly for a Fund to enter into highly tailored or customized transactions and may result in additional costs and risks. Market participants such as the Funds that execute derivatives contracts through a SEF, whether directly or through a broker intermediary, are required to submit to the jurisdiction of the SEF and comply with SEF and CFTC rules and regulations which impose, among other things disclosure and recordkeeping obligations. In addition, a Fund will generally incur SEF or broker intermediary fees when it trades on a SEF. A Fund may also be required to indemnify the SEF or broker intermediary for any losses or costs that may result from the Fund’s transactions on the SEF.

SYNTHETIC LOAN ACCESS INSTRUMENTS

Participation notes, market access warrants and other similar structured products (collectively, “synthetic local access instruments”) are instruments used by investors to obtain exposure to equity investments in local markets, such as in China and Saudi Arabia, where direct ownership by foreign investors is not permitted or is otherwise restricted by local law. Synthetic local access instruments, which are generally structured and sold over-the-counter by a local branch of a bank or broker-dealer that is permitted to purchase equity securities in the local market, are designed to replicate exposure to one or more underlying equity securities. The price and performance of a synthetic local access instrument are normally intended to track the price and performance of the underlying equity assets as closely as possible. However, there can be no assurance that the results of synthetic local access instruments will replicate exactly the performance of the underlying securities due to transaction costs, taxes and other fees and expenses. The holder of a synthetic local access instrument may also be entitled to receive any dividends paid in connection with the underlying equity assets, but usually does not receive voting rights as it would if such holder directly owned the underlying assets.

Investments in synthetic local access instruments involve the same risks associated with a direct investment in the shares of the companies the instruments seek to replicate, including, in particular, the risks associated with investing outside the United States. Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying equity securities. For instance, synthetic local access instruments represent unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them. Consequently, a purchaser of a synthetic local access instrument relies on the creditworthiness of such a bank or broker-dealer counterparty and has no rights under the instrument against the issuer of the underlying equity securities. Additionally, there is no guarantee that a liquid market for a synthetic local access instrument will exist or that the issuer of the instrument will be willing to repurchase the instrument when an investor wishes to sell it.
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FLOATING RATE, INVERSE FLOATING RATE AND INDEX OBLIGATIONS

The North Square Global Resources & Infrastructure Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by sovereign or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures a gain or loss may be realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

STRUCTURED INVESTMENTS

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded OTC. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, on specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Certain issuers of structured investments may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the North Square Global Resources & Infrastructure Fund’s investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.
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WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES

The North Square Global Resources & Infrastructure Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuations and, in the case of fixed income securities, no interest accrues to the North Square Global Resources & Infrastructure Fund until settlement takes place. When purchasing a security on a when-issued or delayed-delivery basis, the North Square Global Resources & Infrastructure Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Accordingly, at the time the North Square Global Resources & Infrastructure Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. The North Square Global Resources & Infrastructure Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the North Square Global Resources & Infrastructure Fund will maintain with its custodian a segregated account with liquid assets, consisting of cash, United States Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the North Square Global Resources & Infrastructure Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If, however, the North Square Global Resources & Infrastructure Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a taxable capital gain or loss due to market fluctuation. Also, the North Square Global Resources & Infrastructure Fund may be disadvantaged if the other party to the transaction defaults.

TEMPORARY INVESTMENTS

Each Fund may take temporary defensive measures that are inconsistent with a Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by a Sub-Adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments. Each Fund also may invest in shares of money market mutual funds to the extent permitted under applicable law. Money market mutual funds are investment companies, and the investments in those companies by a Fund are in some cases subject to certain fundamental investment restrictions. As a shareholder in a mutual fund, each Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Adviser, with respect to assets so invested. A Fund may not achieve its investment objectives during temporary defensive periods.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers deemed to be creditworthy by the Adviser or a Sub-Adviser, subject to the seller’s agreement to repurchase and a Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, a Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause a Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

The North Square Global Resources & Infrastructure Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. The North Square Global Resources & Infrastructure Fund may invest a maximum of 10% of total assets in reverse repurchase agreements. Pursuant to a reverse repurchase agreement, the North Square Global Resources & Infrastructure Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever the North Square Global Resources & Infrastructure Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The North Square Global Resources & Infrastructure Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the North Square Global Resources & Infrastructure Fund.
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OTHER STRATEGIES AND RISKS

BORROWING

The Funds may engage in limited borrowing activities. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of a Fund’s shares by increasing a Fund’s interest expense. Subject to the limitations described under “Investment Limitations” below, each Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if a Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Funds’ portfolio. Money borrowed will be subject to interest charges which may or may not be recovered by appreciation of the securities purchased, if any. A Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

ILLIQUID AND RESTRICTED SECURITIES

Each Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities in which the disposition would be subject to legal restrictions (so called “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity. However, each Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets. The Trust’s Board of Trustees (the “Board”) or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board has delegated to the Adviser the day-to-day determination of the illiquidity of any security held by a Fund, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board has directed the Adviser to consider to such factors as (a) frequency of trading and availability of quotations; (b) the number of dealers willing to purchase or sell the security and the availability of buyers; (c) the willingness of dealers to be market makers in the security; and (d) the nature of trading activity including (i) the time needed to dispose of a position or part of a position and (ii) offer and solicitation methods. A considerable period of time may elapse between a Fund’s decision to sell such securities and the time when the Fund is able to sell them, during which time the value of the securities could decline. Illiquid securities will usually be priced at fair value as determined in good faith by the Board or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, more than 15% of the value of a Fund’s net assets is invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.
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The Funds may invest in restricted securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the 1933 Act that have a readily available market usually are not deemed illiquid for purposes of this limitation by a Fund. However, investing in Rule 144A securities could result in increasing the level of a Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

A Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the Fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the Fund’s board of trustees.

LARGE SHAREHOLDER REDEMPTION RISK

Certain account holders may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these account holders of their shares in a Fund may impact the Fund’s liquidity and net asset value. Such redemptions may also force a Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s broker costs and impact shareholder taxes.

LENDING PORTFOLIO SECURITIES

Consistent with applicable regulatory requirements and a Fund’s investment restrictions, each Fund may lend portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that a Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. Each Funds loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements and no loan will cause the value of all loaned securities to exceed 33 1/3% of the value of the Fund’s total assets.

A loan may generally be terminated by the borrower on one business day’s notice, or by a Fund on five business days’ notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice or fails to maintain the requisite amount of collateral, a Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by a Fund’s management to be creditworthy and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the counterparty to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of a Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on a Fund’s ability to sell the collateral, and the Fund would suffer a loss. When voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on a Fund’s investment in such loaned securities. Each Fund will pay reasonable finder’s, administrative and custodial fees in connection with a loan of its securities.
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DEVELOPMENTS IN THE CHINA REGION

After nearly 30 years of unprecedented growth, the People’s Republic of China now faces a slowing economy. The real estate market, which many observers believed to be inflated, has begun to decline. Local governments, which had borrowed heavily to bolster growth, face high debt burdens and limited revenue sources. As a result, demand for Chinese exports by the United States and countries in Europe, and demands for Chinese imports from such countries, may weaken due to the effects of more limited economic growth. Additionally, Chinese actions to lay claim to disputed islands have caused relations with China’s regional trading partners to suffer, and could cause further disruption to regional and international trade. In the long run, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.

EUROPE—RECENT EVENTS

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The European Union (the “EU”) currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU’s resettlement and distribution of refugees, and resolution of the EU’s problematic fiscal and democratic accountability. In addition, one or more countries may abandon the Euro, the common currency of the EU, and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

In June 2016, the United Kingdom (the “UK”) voted in a referendum to leave the EU. On March 29, 2017, UK Prime Minister Theresa May delivered a letter invoking Article 50 of the Lisbon Treaty and notifying the European Council of the UK’s decision to withdraw from the EU. The letter triggered the two year withdrawal negotiation process, and thus it is anticipated that the UK will leave the EU on or before March 29, 2019.  It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. In addition, it is possible that measures could be taken to revote on the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU.  As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of a Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the UK, Europe and globally that could potentially have an adverse effect on the value of a Fund’s investments.

Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a Fund’s investments due to the interconnected nature of the global economy and capital markets. A Fund may also be susceptible to these events to the extent that a Fund invests in municipal obligations with credit support by non-U.S. financial institutions.

CYBER SECURITY RISK

Investment companies, such as the Funds, and its service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Funds or the Adviser, the Sub-Adviser, the Funds’ custodian or transfer agent, or intermediaries or other third-party service providers may adversely impact the Funds. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Funds’ ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Funds to regulatory fines or financial losses, and cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. While the Funds and their service providers have established business continuity plans and risk management systems designed to prevent or reduce the impact of cyber security attacks, such plans and systems have inherent limitations due in part to the ever-changing nature of technology and cyber security attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Funds cannot control any cyber security plans or systems implemented by their service providers.
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Similar types of cyber security risks are also present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause the Funds’ investments in such portfolio companies to lose value.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of the outstanding voting securities of a Fund, as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” of a Fund means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund. Each Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval.

Each Fund other than the North Square Global Resources & Infrastructure Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales or investing in financial futures, swaps, when-issued or delayed delivery securities, or reverse repurchase agreements.

2.	Act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio;

3.
With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

4.
Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry or group of industries (other than securities issued by the U.S. Government, its agencies or instrumentalities);

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs;

6.
Make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements or, (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets; or

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7.
Purchase or sell commodities or commodity futures contracts (although the Fund may invest in financial futures and in companies involved in the production, extraction, or processing of agricultural, energy, base metals, precious metals, and other commodity-related products).

The North Square Global Resources & Infrastructure Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales or investing in financial futures, swaps, when-issued or delayed delivery securities, or reverse repurchase agreements;

2.	Act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio;

3.
With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

4.
Invest 25% or more of its total assets, calculated at the time of purchase, in any one industry (other than securities issued by the U.S. Government, its agencies or instrumentalities), except that the Fund will concentrate (that is, invest 25% or more of its net assets) in each of the natural resources and infrastructure groups of industries;

5.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as real estate investment trusts (REITs));

6.
Make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements, or (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets; or

7.
Purchase or sell commodities or commodity futures contracts (although the Fund may invest in financial futures and in companies involved in the production, extraction, or processing of agricultural, energy, base metals, precious metals, and other commodity-related products).

Each Fund observes the following restriction as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

Each Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

In addition, the North Square Oak Ridge Small Cap Growth Fund, the North Square International Small Cap Fund, the North Square Dynamic Small Cap Fund, the North Square Oak Ridge Disciplined Growth Fund, the North Square Oak Ridge Dividend Growth Fund, and the North Square Global Resources & Infrastructure Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that the North Square International Small Cap Fund and the North Square Global Resources & Infrastructure Fund may not acquire any securities of registered open-end investment companies or registered UIT in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation.  The North Square Multi Strategy Fund will consider the investments of the underlying funds, when and to the extent such information is available, when applying its concentration policy.
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MANAGEMENT OF THE FUNDS

Board of Trustees and Officers

The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board consists of four individuals, three of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Sub-Advisers, administrator, distributor, custodian and transfer agent. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board, except that the Sub-Advisers are responsible for making day-to-day investment decisions in accordance with the Funds’ investment objective, strategies, and policies, all of which are subject to general supervision by the Board.

The current Trustees and officers of the Trust and their years of birth are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
David B. Boon (1960)	Trustee	08/2018 to present	Chief Financial Officer and Managing Director, Eagle Capital Management, LLC (since 2018); Chief Financial Officer and Partner, Cedar Capital, LLC (2013 – 2018); Managing Director, Putnam Investment Management, LLC (2000 – 2013).	7	N/A
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Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Donald J. Herrema (1952)	Chairman of the Board and Trustee	08/2018 to present	Vice Chair and Chief Investment Officer, Independent Life Insurance Company (since 2018); Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) (since 2004); Executive Vice Chairman and Senior Advisor at Kennedy Wilson (real estate investment company) (2009 – 2016).	7
Chairman (since 2013) and Director (since 2009), TD Asset Management USA Funds Inc.; Director, Abel Noser Holdings, LLC (since 2016); Member, USC Marshall Business School Board (since 2010); President and Trustee, Christ Church (2008 – 2016); Director, Lepercq de Neuflize (2009 – 2016); Chairman and Trustee Emeritus (since 2014), Trustee (1995 – 2014), Whittier College; Director, FEG Investment Advisors (since 2017); Director, Independent Life Insurance Company (since 2018).

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Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Catherine A. Zaharis (1960)	Trustee	08/2018 to present	Director, Professional/ Employer Development, Finance Department (since 2015), Adjunct Lecturer (since 2010), and Business Director, MBA Finance Career Academy (2008 – 2015), University of Iowa, Tippie College of Business; Chair (2013 – 2016), Director (1999 – 2016), and Investment Committee Member (1999 – 2013) and Chair (2003 – 2013), University of Iowa Foundation.	7	Director, The Vantagepoint Funds (2015 – 2016).
Interested Trustee[d]
Mark D. Goodwin (1964)	Trustee and President	08/2018 to present	Chief Executive Officer, North Square Investments LLC (since July 2018); President and Chief Operating Officer (2015 – July 2018) and Executive Vice President (2014 – 2015), Oak Ridge Investments, LLC; Chief Operating Officer, Amundi Pioneer Asset Management Inc. (2005 – 2014).	7	N/A
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Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Officers of the Trust
Alan E. Molotsky (1956)	Treasurer and Secretary	08/2018 to present
Chief Financial Officer, Chief Compliance Officer, General Counsel and Senior Managing Director, North Square Investments, LLC (since July 2018); Chief Financial Officer, Chief Compliance Officer, General Counsel and Executive Vice President, Oak Ridge Investments LLC (2004 – July 2018).
				N/A	N/A
David J. Gaspar (1954)	Vice President	08/2018 to present
Chief Operations and Information Officer and Senior Managing Director, North Square Investments, LLC (since July 2018); Chief Operations Officer, Chief Information Officer, Chief Information Security Officer and Executive Vice President, Oak Ridge Investments, LLC (2000 – July 2018).
				N/A	N/A
Douglas N. Tyre (1980)	Chief Compliance Officer	09/2018 to present	Assistant Compliance Director, Cipperman Compliance Services, LLC (since 2014); Client Services & Operations Specialist and Senior Associate, Echo Point Investment Management LLC (2010 – 2014).	N/A	N/A
a.	The business address of each Trustee and officer is c/o North Square Investments, LLC, 10 South LaSalle Street, Suite 1925, Chicago, Illinois 60603.
b.	Trustees and officers serve until their successors are duly elected and qualified.
c.
The term “Fund Complex” applies to the seven portfolios that currently comprise the Trust, which consists of the six Funds and the North Square Global Resources & Infrastructure Fund (offered in a separate Prospectus and SAI).

d.	Mr. Goodwin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the Adviser.

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Additional Information Concerning The Board of Trustees

Board Leadership Structure

The Board has general oversight responsibility with respect to the operation of the Trust. The Board has engaged the Adviser to manage the Funds and is responsible for overseeing the Adviser and other service providers to the Funds in accordance with the provisions of the 1940 Act and other applicable laws. Subject to the provisions of the Trust’s Declaration of Trust, its By-Laws and Delaware law, the Board has all powers necessary and convenient to carry out these responsibilities, including, among other things, the election and removal of the Trust’s officers.
The Board is currently composed of four members, including three Independent Trustees and one Trustee who is affiliated with the Adviser (the “Interested Trustee”). The Board meets periodically throughout the year to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including its investment performance, compliance program and risks associated with its activities. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairperson may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Trust’s charter documents, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established two standing Committees (described in more detail below) to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish additional committees or informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. The Board reviews its structure regularly as part of its annual self-assessment. The Board has determined that its current leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

The Board oversees risk as part of its general oversight of the Funds. The Board has emphasized to the Adviser, Sub-Advisers and other service providers the importance of maintaining vigorous risk management programs and procedures. The Funds are subject to a number of risks, including investment, compliance, financial, operational, and valuation risks, among others. Under the overall supervision of the Board, the Adviser, Sub-Advisers and other service providers perform risk management as part of the day-to-day operations of the Funds. Each of the Adviser, Sub-Advisers and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls. The Board has appointed a Chief Compliance Officer for the Trust who oversees the implementation and testing of the Funds’ compliance program and regularly reports to the Board regarding compliance matters for the Funds and their principal service providers. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. Various personnel, including the Trust’s Chief Compliance Officer and senior personnel of the Adviser, Sub-Advisers and other service providers (such as the Funds’ independent registered public accounting firm) make periodic reports to the Board and its Committees with respect to a variety of matters, including matters relating to risk management.
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Board Committees

The Board of Trustees has two standing committees: the Audit Committee and the Nominating and Governance Committee (the “Governance Committee”).

The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust. In performing its oversight function, the Audit Committee has, among other things, specific power and responsibility: (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as deemed appropriate by the Audit Committee, the internal controls of the Funds’ service providers; (2) to oversee the quality, objectivity, and integrity of the Funds’ financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, monitor the independent auditor’s qualifications, independence, and performance; and (4) to act as a liaison between the Trust’s independent registered public accounting firm and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least semi-annually. The Audit Committee is comprised of all of the Independent Trustees. Mr. Boon is the Chair of the Audit Committee.

The Governance Committee is responsible for assisting the Board with matters related to the periodic review and evaluation of the governance, composition and operations of the Board and its Committees, including the selection and nomination of candidates to serve as Trustees of the Trust and of chairpersons of the Committees. The Governance Committee is comprised of all of the Independent Trustees. Ms. Zaharis is the Chair of the Governance Committee. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee. The Governance Committee meets as often as necessary or appropriate to discharge its functions and will meet at least annually.

Qualifications of the Trustees

The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee. The charter of the Governance Committee also does not set forth any specific qualifications. Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with each of the other Trustees, the Adviser, Sub-Advisers, independent registered public accounting firm and the other service providers, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee. The following is a summary of each Trustee’s particular professional and other experience that qualifies each individual to serve as a Trustee of the Trust as of the date of this SAI. As noted above, a majority of the Board are Independent Trustees. Additional details regarding the background of each Trustee is included in the chart earlier in this section.

David B. Boon. Mr. Boon has been a Trustee since August 2018. Mr. Boon has experience in the financial, operations and management areas of the financial industry, including as the chief financial officer at various investment management firms. He has also served as the managing director of a retail and institutional investment management firm and full service defined contribution provider. Mr. Boon has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
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Donald J. Herrema. Mr. Herrema has been a Trustee and Chairman of the Board since August 2018. Mr. Herrema has over 25 years of executive-level experience in the asset management and private wealth segments of the financial services industry, including as chief executive officer of a large private wealth management company. Mr. Herrema has served as a director and chairman of the board of directors of another mutual fund complex. He has also served on the boards of directors of a variety of public and private companies and non-profit organizations.

Catherine A. Zahari. Ms. Zaharis has been a Trustee since August 2018. Ms. Zaharis has experience in the financial services industry having served in senior positions at various asset management firms, including an SEC-registered investment adviser. Ms. Zaharis has served on the board of directors of another mutual fund complex. She has also served as a director, chairperson and committee member (as well as committee chair) of the board of directors at an educational organization’s endowment foundation, and she has served on the boards of directors of certain philanthropic and civic leadership organizations.

Mark D. Goodwin. Mr. Goodwin has been a Trustee since August 2018. Mr. Goodwin has over 20 years of direct leadership and management experience in the financial services industry, including as a chief operating officer and chief financial officer of various investment management firms. In addition, Mr. Goodwin’s current position as chief executive officer of the Adviser gives him valuable experience with the day-to-day management of the operation of the Trust, enabling him to provide essential management input to the Board.

Trustee Ownership of Fund Shares and Other Interests

None of the Trustees owned shares of the Predecessor Funds as of the calendar year ended December 31, 2017, which is prior to the inception date of the Funds.

As of the calendar year ended December 31, 2017, none of the Independent Trustees or their immediately family members owned beneficially or of record any securities of the Adviser, any Sub-Adviser, or the Distributor (as defined below), or any of their affiliates. During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, any Sub-Adviser, or the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediately family members had any material interest, direct or indirect, in any transaction (or series of transactions), in which the amount involved exceeds $120,000 and to which the Adviser, any Sub-Adviser, or the Distributor, or any affiliate thereof, was a party.  During the two most recently completed calendar years, none of the Independent Trustees or their immediately family members had any direct or indirect relationship, in which the amount involved exceeds $120,000, with the Adviser, any Sub-Adviser, or the Distributor, or any of their affiliates.

Compensation

Set forth below is the estimated compensation to be received by the Independent Trustees from the Trust for the fiscal year ended May 31, 2019. Each Independent Trustee receives from the Trust an annual retainer of $55,000, plus $5,000 for each regularly scheduled Board meeting attended, $5,000 for each special in-person meeting attended and $2,500 for each special telephonic meeting attended, plus reimbursement of related expenses. The Chairman of the Board receives an additional annual retainer of $10,000, and each of the Chairs of the Audit Committee and the Nominating Committee receives an additional annual retainer of $5,000, respectively. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay any compensation to the Interested Trustee or the Trust’s officers.
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Name of Person/Position	Pension or Retirement Benefits Accrued as Part of the Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees[1,2]
David B. Boon	$0	$0	$80,000
Donald J. Herrema	$0	$0	$85,000
Catherine A. Zaharis	$0	$0	$80,000
[1]	Estimated annual compensation for the first fiscal year.
[2]
The term “Fund Complex” applies to the seven portfolios that currently comprise the Trust, which consists of the six Funds and the North Square Global Resources & Infrastructure Fund (offered in a separate Prospectus and SAI).

The Adviser

As stated in the Prospectus, North Square, 10 South LaSalle Street, Suite 1925, Chicago, Illinois 60603, serves as the investment adviser to each of the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”).

Under the Advisory Agreement, the Adviser is responsible for providing or overseeing the provision of all investment management services to the Funds, including furnishing a continuous investment program for each Fund and determining what securities and other investments the Funds should buy and sell. The Adviser, together with the administrator to the Funds, is also responsible for assisting in the supervision and coordination of all aspects of the Fund’s operations, including the coordination of the Fund’s other services providers and the provision of related administrative and other services. The Adviser is authorized to delegate certain of its duties with respect to a Fund to one or more sub-advisers. The Adviser has engaged the Sub-Advisers pursuant to this authority and is responsible for overseeing the Sub-Advisers and recommending their hiring, termination, and replacement for approval by the Board of Trustees.  The Adviser is also responsible for determining the portion of the Fund’s assets to be managed by any given sub-adviser and reallocating those assets as necessary from time to time.

For each sub-advised Fund, the Adviser retains overall responsibility for the management and investment of the assets of the Fund. In this capacity, the Adviser plays an active role in overseeing, monitoring and reviewing each Sub-Adviser in the performance of its duties. The Adviser monitors the investment performance of each Sub-Adviser and also evaluates the portfolio management teams to determine whether their investment activities remain consistent with the Funds’ investment objectives, strategies and policies. The Adviser also monitors changes that may impact a Sub-Adviser’s overall business and regularly performs due diligence reviews of each Sub-Adviser. In addition, the Adviser obtains detailed, comprehensive information concerning each Sub-Adviser’s performance and Fund operations and provides regular reports on these matters to the Board of Trustees. In its role as sponsor and primary investment adviser to the Funds, the Adviser assumes reputational and other risks associated with the operation of each Fund and provides the Funds with the ability to use the Adviser’s name and brand, as well as access to other services provided by the Adviser and its affiliates.

The Advisory Agreement will remain in effect with respect to each Fund for an initial two-year period. After the initial two-year period, the Advisory Agreement will continue in effect with respect to a Fund from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund, upon giving the Adviser 60 days’ notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the Advisory Agreement, except for a loss resulting from a breach of fiduciary duty, or for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by the Adviser of its duties under the Advisory Agreement.
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In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of each Fund’s average daily net assets specified in the Prospectus.

Manager-of-Managers Arrangement

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser have applied for exemptive relief from the SEC (the “Order”), which would permit the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and sub-advisers that are wholly-owned subsidiaries (as defined in the 1940 Act) of the Adviser, or a sister company of the Adviser that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns the Adviser (the “Manager-of-Managers Structure”).  The Order would also provide relief from certain disclosure obligations with regard to sub-advisory fees. The Order, if granted, will be subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser.  There can be no assurance that the SEC will grant the Order. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that would likely be permitted by the Order, if it is granted.

The Manager-of-Managers Structure would enable the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating sub-advisers or sub-advisory agreements.  Operation of the Funds under the Manager-of-Managers Structure does not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval.  Shareholders will be notified of any changes made to Sub-Advisers or material changes to sub‑advisory agreements within 90 days of the change.

The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest.  However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance with the goal of retaining sub-advisers for the Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle.   The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.

The Adviser has ultimate responsibility for the investment performance of each Fund due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

The Sub-Advisers

The Adviser has entered into a sub-advisory agreement with Oak Ridge with respect to North Square Oak Ridge Disciplined Growth Fund, the North Square Oak Ridge Dividend Growth Fund, the North Square Multi Strategy Fund and the North Square Oak Ridge Small Cap Growth Fund (the “Oak Ridge Sub-Advisory Agreement”). Oak Ridge is 100% employee-owned and is controlled by its Chief Executive Officer and Chief Investment Officer, David M. Klaskin.
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The Adviser has entered into a sub-advisory agreement with Algert Global LLC (“Algert Global” or a “Sub-Adviser”) with respect to the Oak Ridge International Small Cap Fund, and the Oak Ridge Dynamic Small Cap Fund (the “Algert Sub-Advisory Agreement”). Algert is 100% employee-owned and is controlled by its Chief Executive Officer and Chief Investment Officer, Peter M. Algert.

The Adviser has entered into a sub-advisory agreement with Capital Innovations, LLC (“Capital Innovations” or a “Sub-Adviser”) with respect to the North Square Global Resources & Infrastructure Fund Fund (the “Capital Innovations Sub-Advisory Agreement” and together with the Oak Ridge Sub-Advisory Agreements and the Algert Sub-Advisory Agreements, the “Sub-Advisory Agreements”). Capital Innovations is located at 325 Forest Grove Drive, Suite 100, Pewaukee, Wisconsin 53072. The Sub-Adviser is independent and privately owned with the controlling interests held by Michael D. Underhill and Susan L. Dambekaln.

The Adviser compensates each of the Sub-Advisers out of the investment advisory fees the Adviser receives from the Funds. Each of the Sub-Advisers make investment decisions for the assets it has been allocated to manage, subject to the overall supervision of the Adviser.

The Sub-Advisory Agreements will remain in effect with respect to each Fund for an initial two-year period. After the initial two-year period, the Sub-Advisory Agreements will continue in effect from year to year only as long as such continuance is specifically approved at least annually by (i) the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting shares of the Funds, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Sub-Advisory Agreements or interested persons of the Adviser or the Sub-Advisers or the Trust. The Sub-Advisory Agreements may be terminated at any time without the payment of any penalty by the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting shares of the Funds, or by the Sub-Advisers or the Adviser, upon 60 days’ written notice to the other party. Additionally, the Sub-Advisory Agreements automatically terminate in the event of its assignment. The Sub-Advisory Agreements provide that the Sub-Advisers shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the Sub-Advisory Agreements, except for a loss resulting from a breach of fiduciary duty, or for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by the Sub-Advisers of its duties under the Sub-Advisory Agreement.

Fund Expenses

Each Fund is responsible for its own operating expenses (all of which will be borne directly or indirectly by the Fund’s shareholders), including among others, legal fees and expenses of counsel to the Fund and the Fund’s independent trustees; insurance (including trustees’ and officers’ errors and omissions insurance); auditing and accounting expenses; taxes and governmental fees; listing fees; dues and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund’s custodians, administrators, transfer agents, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; expenses in connection with the issuance and offering of shares; expenses relating to investor and public relations; expenses of registering or qualifying securities of the Fund for public sale; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund; expenses of preparation and distribution of reports, notices and dividends to shareholders; expenses of the dividend reinvestment plan; compensation and expenses of trustees; any litigation expenses; and costs of shareholders’ and other meetings.

The Adviser has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of each Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the limit set forth in the Expense Table in the Prospectus (the “expense cap”).

For the North Square Oak Ridge Small Cap Growth Fund, this agreement is in effect until February 19. 2021, and it may be terminated before that date only by the Trust’s Board of Trustees. For the North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Oak Ridge Disciplined Growth Fund this agreement is in effect until February 19. 2029, and may be terminated or amended prior to the end of the term with the approval of the Trust’s Board of Trustees.
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Expense Cap as percent of the average daily net assets
North Square Oak Ridge Small Cap Growth Fund
Class A	1.39%
Class C	2.14%
Class I	1.14%
Class K	0.99%

North Square International Small Cap Fund
Class A	1.50%
Class I	1.25%

North Square Dynamic Small Cap Fund
Class A	1.40%
Class I	1.15%

North Square Oak Ridge Disciplined Growth Fund
Class A	1.20%
Class I	0.95%

North Square Multi Strategy Fund
Class A	1.20%
Class C	2.10%
Class I	1.17%

North Square Oak Ridge Dividend Growth Fund
Class A	1.25%
Class I	1.00%

North Square Global Resources and Infrastructure Fund
Class A	1.40%
Class I	1.15%

Any waiver of advisory fees or payment or reimbursement of Fund expenses made by the Adviser in a fiscal year may be reimbursed by such Fund for a period ending three full fiscal years (three full years for the North Square Multi Strategy Fund) after the date of the waiver, payment or reimbursement if the Adviser so requests. This reimbursement may be requested from a Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. The reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid or reimbursed by the Adviser and will not include any amounts previously reimbursed to the Adviser by a Fund. With respect to the North Square Multi Strategy Fund, the reimbursement amount is subject to a maximum 0.20% per fiscal year.  Any such reimbursement is contingent upon the Board’s subsequent review of the reimbursed amounts. A Fund must pay current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or Fund expenses.

Under the Prior Advisory Agreement, Oak Ridge served as the investment adviser to the Predecessor Funds. In consideration of the services provided by the Adviser pursuant to the Prior Advisory Agreement, the Predecessor Funds paid the following advisory fees to the Adviser for the periods indicated:
Table of Contents - Statement of Additional Information

	Advisory Fees Accrued	Advisory Fees (Waived)/ Recoupment	Advisory Fee Retained
Oak Ridge Small Cap Growth Fund
For the fiscal year ended May 31, 2018	$6,419,261	$756	$6,420,017
For the fiscal year ended May 31, 2017	$15,157,092	$(887,209)	$14,269,883
For the fiscal year ended May 31, 2016	19,255,130	(933,200)	18,321,930
For the period December 1, 2014 through May 31, 2015	9,553,171	10,817	9,563,988

Oak Ridge International Small Cap Fund
For the fiscal year ended May 31, 2018	$887,250	$(249,905)	$637,345
For the fiscal year ended May 31, 2017	$352,846	$(254,436)	$98,410
For the period September 30, 2015 (commencement date) through May 31, 2016	176,891	(153,563)	23,328

Oak Ridge Dynamic Small Cap Fund
For the fiscal year ended May 31, 2018	$213,705	$(174,897)	$38,808
For the fiscal year ended May 31, 2017	$9,305	(9,305)	$0
For the period September 30, 2015 (commencement date) through May 31, 2016	3,694	(3,694)	0

Oak Ridge Disciplined Growth Fund
For the fiscal year ended May 31, 2018	$90,747	$(90,747)	$0
For the period July 29, 2016 (commencement date) through May 31, 2017	$2,380	$(2,380)	$0

Oak Ridge Multi Strategy Fund
For the fiscal year ended May 31, 2018	$71,655	$127,905	$199,560
For the fiscal year ended May 31, 2017	$503,064	$(193,837)	$309,227
For the fiscal year ended May 31, 2016	551,243	(172,572)	378,671
For the period December 1, 2014 through May 31, 2015	299,748	(111,320)	188,428

Oak Ridge Dividend Growth Fund
For the fiscal year ended May 31, 2018	$59,196	$(59,196)	$0
For the fiscal year ended May 31, 2017	$3,531	$(3,531)	$0
For the fiscal year ended May 31, 2016	2,979	(2,979)	0
For the fiscal year ended May 31, 2015	2,630	(2,630)	0

Oak Ridge Global Resources & Infrastructure Fund
For the period July 1, 2017 (commencement date) through March 31, 2018	$149,114	$(149,114)	$0

Portfolio Managers

Portfolio Managers of Oak Ridge

The North Square Oak Ridge Small Cap Growth Fund, North Square Multi Strategy Fund and North Square Oak Ridge Disciplined Growth Fund are managed by David M. Klaskin and Robert G. McVicker.

The North Square Oak Ridge Dividend Growth Fund is managed by David M. Klaskin.
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Portfolio Managers of Algert Global

The North Square Dynamic Small Cap Fund is managed by Peter Algert, Ian Klink and Bram Zeigler.

The North Square International Small Cap Fund is managed by Peter Algert and Bram Zeigler.

Portfolio Managers of Capital Innovations

The North Square Global Resources & Infrastructure Fund is managed by Michael D. Underhill and Susan L. Dambekaln

Other Accounts Managed by the Portfolio Managers.

Information on the following other accounts is as follows, as of May 31, 2018.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)

David M. Klaskin	0	$0	0	$0	2,046	$956
Robert G. McVicker	0	$0	0	$0	2,038	$948
Peter Algert	2	$71	6	$955	19	$1,045
Ian Klink	1	$51	4	$623	1	$27
Bram Zeigler	2	$71	3	$804	18	$1,018

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)

David M. Klaskin	0	$0	0	$0	0	$0
Robert G. McVicker	0	$0	0	$0	0	$0
Peter Algert	0	$0	4	$719	1	$54
Ian Klink	0	$0	3	$569	1	$54
Bram Zeigler	0	$0	3	$569	1	$54

Table of Contents - Statement of Additional Information

Information on the following other accounts is as follows, as of March 31, 2018.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)

Michael D. Underhill	1	$24	4	$51	7	$35
Susan L. Dambekaln	1	$24	4	$51	7	$35

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)

Michael D. Underhill	0	$0	0	$0	0	$0
Susan L. Dambekaln	0	$0	0	$0	0	$0

Material Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where conflicts of interest arise between a Fund and other accounts managed by the portfolio manager, the Adviser will proceed in a manner that ensures that the Fund will not be treated less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio managers. In such instances, securities will be allocated in accordance with the Adviser’s or Sub-Adviser’s trade allocation policy.

Compensation. Each portfolio manager of Oak Ridge and Algert Global receives a base salary and may receive an annual bonus based on profitability of the firm. In addition, Messrs. Klaskin, McVicker, Algert, and Ziegler are each an equity owner of the Adviser or Sub-Advisor and shares in that firm’s profits. The portfolio managers’ compensation arrangements are not determined on the basis of the performance of specific funds or accounts managed. Each portfolio manager of Capital Innovations is compensated by Capital Innovations with a base salary and a profit sharing plan. The portfolio managers are not directly compensated for their work with respect to the Fund; however, each portfolio manager is a principal and equity owner of the Sub-Adviser and therefore benefits indirectly from the revenue generated from the Sub-Advisory Agreement.

Ownership of the Funds by the Portfolio Managers. The following chart sets forth the dollar range of each Predecessor Fund shares owned by each portfolio manager in each Predecessor Fund as of May 31, 2018.

Dollar Range of Fund Shares Owned In (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000
Name of Portfolio Manager	Oak Ridge Small Cap Growth Fund	Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund	Oak Ridge Disciplined Growth Fund	Oak Ridge Multi Strategy Fund	Oak Ridge Dividend Growth Fund	Oak Ridge Global Resources & Infrastructure Fund
David M. Klaskin	$500,001-1,000,000	None	None	None	Over $1,000,000	$100,001-$500,000	None
Robert G. McVicker	$10,001-50,000	None	None	$100,001-500,000	$50,001-$100,000	None	None
Peter Algert	None	$10,001-$50,000	$10,001-$50,000	None	None	None	None
Ian Klink	None	None	$10,001-$50,000	None	None	None	None
Bram Zeigler	None	$100,001-500,000	$50,001-100,000	None	None	None	None
Michael D. Underhill	None	None	None	None	None	None	$10,001-$50,000
Susan L. Dambekaln	None	None	None	None	None	None	$10,001-$50,000

Table of Contents - Statement of Additional Information

Service Providers

Administrator.  After February 19, 2019, and pursuant to an Administration Agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC. (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator for the Funds. The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparing for signature by an officer of the Trust of all documents required to be filed for compliance with applicable laws and regulations including those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; arranging for the maintenance of books and records of the Funds; and providing, at their own expense, office facilities, equipment and personnel necessary to carry out their duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or its series, except for losses resulting from the Administrator’s willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

Pursuant to the Administration Agreement, as compensation for its services, USBFS will receive from each Fund, a fee based on the Fund’s current average daily net assets.  USBFS also is entitled to certain out‑of‑pocket expenses.

Prior to February 15, 2019, and pursuant to a Co-Administration Agreement (the “Prior Co-Administration Agreement”), UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, Wisconsin 53212, and Mutual Fund Administration, LLC, 2220 E. Route 66, Suite 226, Glendora, California 91740 (collectively the “Prior Co-Administrators”), served as co-administrators for the Predecessor Funds.

As compensation for their services, the Oak Ridge Small Cap Growth Fund, Oak Ridge International Small Cap Fund, Oak Ridge Dynamic Small Cap Fund, Oak Ridge Multi Strategy Fund, Oak Ridge Dividend Growth Fund, and Oak Ridge Disciplined Growth Fund paid the Prior Co-Administrators an administration fee payable monthly at the annual rate of 0.04% as a percentage of a Predecessor Fund’s average daily net assets.  The Oak Ridge Global Resources & Infrastructure Fund paid the Prior Co-Administrators an administration fee payable monthly at the annual rate set forth below as a percentage of the Oak Ridge Global Resources & Infrastructure Fund’s average daily net assets.
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Net Assets	Rate
First $150 million	0.10%
Next $100 million	0.08%
Thereafter	0.05%

The Predecessor Funds paid the following co-administration fees for the periods indicated:

Co-Administration Fees
Oak Ridge Small Cap Growth Fund
For the fiscal year ended May 31, 2018	$301,094
For the fiscal year ended May 31, 2017	$756,592
For the fiscal year ended May 31, 2016	$929,940
For the period December 1, 2014 through May 31, 2015	$473,579

Oak Ridge International Small Cap Fund
For the fiscal year ended May 31, 2018	$53,072
For the fiscal year ended May 31, 2017	$40,109
For the period September 30, 2015 (commencement date) through May 31, 2016	$20,828

Oak Ridge Dynamic Small Cap Fund
For the fiscal year ended May 31, 2018	$35,179
For the fiscal year ended May 31, 2017	$32,768
For the period September 30, 2015 (commencement date) through May 31, 2016	$21,827

Oak Ridge Disciplined Growth Fund
For the fiscal year ended May 31, 2018	$29,813
For the period July 29, 2016 (commencement date) through May 31, 2017	$23,113

Oak Ridge Multi Strategy Fund
For the fiscal year ended May 31, 2018	$36,588
For the fiscal year ended May 31, 2017	$48,112
For the fiscal year ended May 31, 2016	$43,603
For the period December 1, 2014 through May 31, 2015	$23,037

Oak Ridge Dividend Growth Fund
For the fiscal year ended May 31, 2018	$34,810
For the fiscal year ended May 31, 2017	$32,801
For the fiscal year ended May 31, 2016	$37,245
For the fiscal year ended May 31, 2015	$44,402

Oak Ridge Global Resources & Infrastructure Fund
For the period July 1, 2017 (commencement date) through March 31, 2018	$25,698

Fund Accountant, Transfer Agent and Dividend Disbursing Agent. USBFS also acts as the Trust’s fund accountant, transfer agent and dividend disbursing agent pursuant to separate agreements.

Custodian. U.S. Bank National Association (the “Custodian”) is the custodian of the assets of the Funds pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides services for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions pertaining to the purchase and sale of securities by the Funds.
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Independent Registered Public Accounting Firm. Tait, Weller & Baker, is the independent registered public accounting firm for the Funds. Its services include auditing the Funds’ financial statements and the performance of related tax services.

Counsel to the Trust.  Goodwin Procter, LLP, 901 New York Avenue, NW, Washington, District of Columbia 20001, serves as legal counsel to the Trust.

Distributor and the Distribution Agreement

Compass Distributors, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the shares of the Fund and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under a Distribution Agreement with the Trust dated ____________, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Distributor does not receive compensation from the Fund for its distribution services. The Adviser pays the Distributor a fee for certain distribution-related services.

Pursuant to the Distribution Agreement, the Distributor receives, and may re-allow to certain financial institutions, all, or a portion of, the sales charge paid on purchases of the Fund’s A Shares. Sales charges and 12b-1 amounts not paid to dealers may be paid to the Adviser for Fund distribution expenses that are permitted under the Fund’s Rule 12b-1 plan. The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities in accordance with the 1940 Act. The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on no less than 60 days’ written notice when authorized either by a vote of a majority of the outstanding voting securities of a Fund or by vote of a majority of the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement, or by the Distributor, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Distribution Agreement provides that the Distributor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Distributor’s obligations and duties under the Distribution Agreement, except a loss resulting from the Distributor’s willful misfeasance, bad faith or gross negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof.
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The following table shows the aggregate amount of brokerage commissions paid and amounts received by the Distributor for the periods indicated from each of the Predecessor Funds:

	Amount of Commissions	Amount Received
Oak Ridge Small Cap Growth Fund
For the fiscal year ended May 31, 2018	$45,726	$6,073
For the fiscal year ended May 31, 2017	$116,714	$15,248
For the fiscal year ended May 31, 2016	$244,951	$69,179

Oak Ridge International Small Cap Growth Fund
For the fiscal year ended May 31, 2018	$30,084	$0
For the fiscal year ended May 31, 2017	$5,428	$728
For the period September 30, 2015 (commencement date) through May 31, 2016	$690	$90

Oak Ridge Multi Strategy Fund
For the fiscal year ended May 31, 2018	$17,421	$2,222
For the fiscal year ended May 31, 2017	$9,633	$1,237
For the fiscal year ended May 31, 2016	$13,119	$1,727

Oak Ridge Dynamic Small Cap Fund
For the fiscal year ended May 31, 2018	$0	$0
For the fiscal year ended May 31, 2017	$0	$0
For the fiscal year ended May 31, 2016	$0	$0

Oak Ridge Dividend Growth Fund	$0	$0
For the fiscal year ended May 31, 2018	$0	$0
For the fiscal year ended May 31, 2017	$0	$0
For the fiscal year ended May 31, 2016	$0	$0

Oak Ridge Dividend Growth Fund	$0	$0
For the fiscal year ended May 31, 2018	$0	$0
For the fiscal year ended May 31, 2017	$0	$0
For the fiscal year ended May 31, 2016	$0	$0

Oak Ridge Global Resources & Infrastructure Fund
For the period July 1, 2017 (commencement date) through March 31, 2018	$3,687	$532

Pursuant to the Distribution Agreement, amounts received by the Distributor are not held for profit by the Distributor, but instead are used to pay for and/or reimburse the Adviser for distribution related expenditures.

Rule 12b-1 Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) that provides for Fund assets to be used for the payment for distribution services for Class A shares and Class C shares. The 12b-1 Plan provides for the payment of service fees in connection with the provision of post-sales shareholder liaison services to holders of Class A shares and Class C shares, as defined in FINRA regulations, including services such as responding to customer inquiries, and services related to the maintenance of shareholder accounts. Because 12b-1 fees are paid out of Fund assets attributable to Class A shares and Class C shares on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.
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The 12b-1 Plan provides alternative methods for paying sales charges and may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale. The 12b-1 Plan also provides that the distribution fees paid by Class A shares and Class C shares of a Fund may be used to pay for any expenses primarily intended to result in the sale of shares of such Class, including, but not limited to: (a) costs of payments, including incentive compensation, made to agents for and consultants to the Distributor or the Trust, including pension administration firms that provide distribution services and broker-dealers that engage in the distribution of the shares of such Class of the Fund; (b) payments made to, and expenses of, persons who provide support services in connection with the distribution of shares of such Class of the Fund; (c) payments made pursuant to any dealer agreements between the Distributor and certain broker-dealers, financial institutions and other service providers with respect to such Class of the Fund; (d) costs relating to the formulation and implementation of marketing and promotional activities; (e) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective shareholders of such Class of the Fund; (f) costs involved in preparing, printing and distributing sales literature pertaining to such Class of the Fund; (g) costs involved in obtaining such information, analyses and reports with respect to marketing and promotional activities that the Trust may deem advisable with respect to such Class of the Fund, and (h) reimbursement to the Adviser for expenses advanced on behalf of the Fund or Class with respect to such activities. The 12b-1 Plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan which reimburses only for expenses incurred. The Distributor does not retain any 12b-1 fees for profit. All 12b-1 fees are held in a retention account by the Distributor to pay for and/or reimburse the Adviser for distribution related expenditures.

The 12b-1 Plan may not be amended to materially increase the amount to be paid by a Fund’s Class A shares or Class C shares for distribution services without the vote of a majority of the outstanding voting securities of such shares. The 12b-1 Plan shall continue in effect indefinitely, with respect to a Class, provided that such continuance is approved at least annually by a vote of a majority of the Trustees, including the Independent Trustees, cast in person at a meeting called for such purpose or by vote of at least a majority of the outstanding voting securities of such Class. The 12b-1 Plan may be terminated with respect to a Class at any time without penalty by vote of a majority of the Independent Trustees or by vote of the majority of the outstanding voting securities of such Class.

If the 12b-1 Plan is terminated for a Fund’s Class A shares or Class C shares in accordance with its terms, the obligation of the Fund to make payments to the Distributor pursuant to the 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for a Fund to pay any expenses incurred by the Distributor other than fees already payable under the 12b-1 Plan, if the 12b-1 Plan is terminated in accordance with its terms for any reason.

The following table shows the 12b-1 fees paid pursuant to the 12b-1 Plan for the fiscal year ended May 31, 2018 for each of the Predecessor Funds other than the Oak Ridge Global Resources & Infrastructure Fund:

12b-1 Fees
Oak Ridge Small Cap Growth Fund	$881,701
Oak Ridge International Small Cap Fund	$27,055
Oak Ridge Dynamic Small Cap Fund	$183
Oak Ridge Multi Strategy Fund	$233,158
Oak Ridge Dividend Growth Fund	$342

The following table shows the 12b-1 fees paid pursuant to the 12b-1 Plan for the period June 30, 2017 (commencement date) through March 31, 2018 for the Oak Ridge Global Resources & Infrastructure Fund:
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12b-1 Fees
Oak Ridge Global Resources & Infrastructure Fund	$3,716

Shareholder Service Plan

The Board has adopted, on behalf of each Fund a Shareholder Service Plan (the “Service Plan”) under which the Adviser will provide, or arrange for others (such as banks, trust companies, broker-dealers and other financial intermediaries (each, a “Service Organization”)) to provide, certain specified non-distribution shareholder servicing functions for the Funds’ shares owned by its respective customers, including but not limited to (a) establishing and maintaining accounts and records relating to customers who invest in the Fund; (b) aggregating and processing orders involving Fund shares; (c) processing dividend and other distribution payments from the Fund on behalf of customers; (d) preparing tax reports or forms on behalf of customers; (e) forwarding communications from the Fund; (f) providing sub-accounting with respect to Fund shares; (g) providing customers with a service that invests the assets of their accounts in Fund shares pursuant to specific or pre-authorized instructions; and (h) providing such other similar services as the Adviser may reasonably request to the extent it or a Service Organization is permitted to do so under applicable statutes, rules or regulations. A Fund will pay the Adviser or Service Organizations, as applicable, at an annual rate of up to 0.15% of the Fund’s average daily net assets, payable monthly.

For the fiscal year ended May 31, 2018, the Predecessor Funds other than the Oak Ridge Global Resources & Infrastructure Fund paid the following shareholder servicing fees:

Shareholder Servicing Fees
Oak Ridge International Small Cap Fund	$31,670
Oak Ridge Dynamic Small Cap Fund	$14,204
Oak Ridge Disciplined Growth Fund	$7,147
Oak Ridge Dividend Growth Fund	$4,910
Oak Ridge Small Cap Growth Fund*	$954,771
Oak Ridge Multi-Strategy Fund*	$132,596
* The amounts shown for the Oak Ridge Small Cap Growth Fund and Oak Ridge Multi Strategy Fund and the Prior Predecessor Funds were incurred as sub-transfer agent expenses as those Funds did not previously adopt a Shareholder Service Plan. The Predecessor Funds’ Board of Trustees limited sub-transfer agent fee amounts to the greater of up to 15 basis points or $20 per account.

For the period June 30, 2017 (commencement date) through March 31, 2018 the Oak Ridge Global Resources & Infrastructure Fund paid the following shareholder servicing fees:

Shareholder Servicing Fees
Oak Ridge Global Resources & Infrastructure Fund	$13,866

Marketing and Support Payments

The Adviser or Sub-Advisers, out of their own resources and without additional cost to the Funds or its shareholders, may provide cash payments or other compensation to certain financial intermediaries who sell shares of the Funds. These payments are in addition to other fees described in the Funds’ Prospectus and this SAI, and are generally provided for shareholder services or marketing support. Payments for marketing support are typically for inclusion of the Funds on sales lists, including electronic sales platforms. Investors may wish to take these payments into account when considering and evaluating recommendations to purchase shares of the Funds.

Dealer Reallowances

The Funds’ shares are subject to a sales charge that includes a dealer reallowance, which varies depending on how much the shareholder invests. The Distributor pays the appropriate dealer reallowance to dealers who have entered into an agreement with the Distributor to sell shares of the Funds. More detailed information on the sales charge and its application is contained in the Prospectus.
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PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement and Sub-Advisory Agreements, the Adviser and applicable Sub-Adviser determine which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. The purchases and sales of securities in the OTC market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser and Sub-Advisers will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the broker-dealer involved, the risk in positioning the block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. Each of the Adviser and Sub-Advisers consider such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement and Sub-Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.

While it is the Funds’ general policy to seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Funds or to the Adviser or the Sub-Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser or Sub-Adviser(s) in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser or Sub-Advisor(s) to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s or Sub-Adviser’s overall responsibilities to the Funds.

Investment decisions for a Fund are made independently from those of other client accounts that may be managed or advised by the Adviser or Sub-Adviser. Nevertheless, it is possible that at times, identical securities will be acceptable for both the Funds and one or more of such client accounts. In such event, the position of the Funds and such client accounts in the same issuer may vary and the holding period may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time as the Adviser’s or Sub-Adviser’s other client accounts.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers. The brokers may also supply the Funds with research, statistical and other services.
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The Predecessor Funds paid the following brokerage commissions for the periods indicated:

	Broker Commissions	Soft Dollar
Oak Ridge Small Cap Growth Fund
For the fiscal year ended May 31, 2018	$1,102,989	$0
For the fiscal year ended May 31, 2017	$1,693,337	$148,775
For the fiscal year ended May 31, 2016	$1,130,942	$0

Oak Ridge International Small Cap Fund
For the fiscal year ended May 31, 2018	$148,809	$0
For the fiscal year ended May 31, 2017	$39,152	$0
For the period September 30, 2015 (commencement date) through May 31, 2016	$24,119	$0

Oak Ridge Dynamic Small Cap Fund
For the fiscal year ended May 31, 2018	$12,024	$0
For the fiscal year ended May 31, 2017	$703	$0
For the period September 30, 2015 (commencement date) through May 31, 2016	$286	$0

Oak Ridge Disciplined Growth Fund
For the fiscal year ended May 31, 2018	$9,217	$0
For the fiscal year ended May 31, 2017*	$267	$0

Oak Ridge Multi Strategy Fund
For the fiscal year ended May 31, 2018	$18,394	$0
For the fiscal year ended May 31, 2017	$13,319	$0
For the fiscal year ended May 31, 2016	$13,686	$0
For the period December 1, 2014 through May 31, 2015	$9,195	$0

Oak Ridge Dividend Growth Fund
For the fiscal year ended May 31, 2018	$4,866	$0
For the fiscal year ended May 31, 2017	$67	$0
For the fiscal year ended May 31, 2016	$25	$0
For the fiscal year ended May 31, 2015	$54	$0

Oak Ridge Global Resources & Infrastructure Fund
For the period June 30, 2017 (commencement date) through March 31, 2018	$12,209	$0

Pursuant to the Distribution Agreement, should any amounts be retained by the Distributor, such amounts would not be held for profit by the Distributor, but instead would be used solely for distribution related expenditures.

Holdings of Securities of the Fund’s Regular Brokers or Dealers

From time to time, a Fund may acquire and hold securities issued by its “regular brokers or dealers” or the parents of those brokers or dealers. “Regular brokers or dealers” (as such term is defined in the 1940 Act) of the Fund are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of the portfolio transactions of the Fund, or (iii) sold the largest dollar amounts of the Fund’s shares. The Funds did not hold any securities of any “regular brokers or dealers” during the fiscal year ended May 31, 2018.
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PORTFOLIO TURNOVER

Although each Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. To the extent net short-term capital gains are realized, any distributions resulting from such gains will generally be taxed at ordinary income tax rates for federal income tax purposes.

Portfolio Turnover
North Square Oak Ridge Small Cap Growth Fund
For the fiscal year ended May 31, 2018	39%
For the fiscal year ended May 31, 2017	30%

Oak Ridge International Small Cap Fund
For the fiscal year ended May 31, 2018	234%
For the fiscal year ended May 31, 2017	124%

Oak Ridge Dynamic Small Cap Fund
For the fiscal year ended May 31, 2018	170%
For the fiscal year ended May 31, 2017	181%

Oak Ridge Disciplined Growth Fund
For the fiscal year ended May 31, 2018	74%
For the period July 29, 2016 (commencement date) through May 31, 2017	116%

Oak Ridge Multi Strategy Fund
For the fiscal year ended May 31, 2018	117%
For the fiscal year ended May 31, 2017	17%

Oak Ridge Dividend Growth Fund
For the fiscal year ended May 31, 2018	30%
For the fiscal year ended May 31, 2017	22%

Oak Ridge Global Resources & Infrastructure Fund
For the period June 30, 2017 (commencement date) through March 31, 2018	59%

The increase in portfolio turnover in each of the North Square Dynamic Small Cap Fund, North Square International Small Cap Fund and North Square Multi Strategy Fund was due to asset inflows that resulted in additional purchases of securities.
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PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Policies”) on behalf of the Trust, which delegates the responsibility for voting the Funds’ proxies to the Adviser and Sub-Adviser, as applicable, subject to the Board’s continuing oversight. The Trust Policies require that the Adviser and Sub-Advisers vote proxies received in a manner consistent with the best interests of the Funds. The Trust Policies also require the Adviser and Sub-Advisers to present to the Board, at least annually, the Adviser’s Proxy Voting Policies and Procedures (the “Adviser Policies”) and the Sub-Advisers’ Proxy Voting Policies and Procedures (the “Sub-Adviser Policies”) and a record of each proxy voted by the Adviser and Sub-Advisers on behalf of each Fund, including a report on the resolution of all proxies identified by the Adviser and Sub-Advisers as involving a conflict of interest. See Appendix B for the Trust Policies, the Adviser Policies and the Sub-Adviser Policies.  The Trust Policies, the Adviser Policies and the Sub-Adviser Policies are intended to serve as guidelines and to further the economic value of each security held by the Funds. The Trust’s CCO will review the Trust Policies, the Adviser Policies, and the Sub-Adviser Policies annually. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

If a proxy proposal raises a material conflict between the Adviser’s or Sub-Adviser’s interests and a Fund’s interests, the Adviser or Sub-Adviser(s) will resolve the conflict by following the Adviser’s or Sub-Adviser’s policy guidelines or the recommendation of an independent third party.

Each Fund is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30 of each year. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-551-5521and on the SEC’s web site at www.sec.gov.

CODES OF ETHICS

The Trust, the Adviser, the Sub-Advisers, and the Distributor have each adopted separate Codes of Ethics under Rule 17j‑1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development and implementation of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Fund’s transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Assets Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.
PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted policies and procedures regarding disclosure of portfolio holdings information (the “Disclosure Policy”). The Board of Trustees determined that the adoption of the Disclosure Policy, including the disclosure permitted therein, was in the best interests of the Trust. The Disclosure Policy applies to each Fund, Adviser, Sub-Advisers and other internal parties involved in the administration, operation or custody of the Funds, including, but not limited to USBFS, the Board of Trustees, counsel to the Trust, counsel to the Independent Trustees, and the Funds’ independent registered public accounting firm.  Pursuant to the Disclosure Policy, non-public information concerning each Fund’s portfolio holdings may be disclosed to its service providers only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the fiduciary duties owed by each Fund, the Adviser and the Sub-Advisers to a Funds’ shareholders. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Funds or in other investment companies or accounts managed by the Adviser, the Sub-Advisers or any affiliated person of the Advisers) in connection with the disclosure of portfolio holdings information of a Fund. Each Fund’s Disclosure Policy is implemented and overseen by the CCO of the Trust, subject to the oversight of the Board of Trustees. Periodic reports regarding these procedures will be provided to the Trust’s Board.
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Portfolio holdings information will be deemed public when it has been (1) posted to a Fund’s public website (www. northsquareinvest.com) or (2) disclosed in periodic regulatory filings on the SEC’s website (www.sec.gov). Management of the Funds may make publicly available its portfolio holdings on the Funds’ public website no earlier than five days after the date of such information (e.g., information as of January 31 may be made available no earlier than February 5).

Non-Public Portfolio Holdings Information Policy. All portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is considered non-public portfolio holdings information for the purposes of the Disclosure Policy. Pursuant to the Disclosure Policy, the Funds or their Service Providers may disclose non-public portfolio holdings information to certain third parties who fall within pre-authorized categories on a daily basis, with no lag time unless otherwise specified below. These third parties include: (i) the Funds’ Service Providers and others who need access to such information in the performance of their contractual or other duties and responsibilities to the Funds (e.g., custodians, accountants, the Adviser, the Sub-Adviser, administrators, attorneys, officers and Trustees) and who are subject to duties of confidentiality imposed by law or contract, (ii) brokers who execute trades for the Funds, (iii) evaluation service providers (as described below) and (iv) shareholders receiving in-kind redemptions (as described below).

Evaluation Service Providers. These third parties include mutual fund evaluation services, such as Morningstar, Inc. and Lipper, Inc., if the Funds have a legitimate business purpose for disclosing the information, provided that the third party expressly agrees to maintain the non-public portfolio holdings information in confidence and not to trade portfolio securities based on the non-public portfolio holdings information. Subject to the terms and conditions of any agreement between the Funds or their authorized service providers and the third party, if these conditions for disclosure are satisfied, there shall be no restriction on the frequency with which the Funds’ non-public portfolio holdings information is released, and no lag period shall apply. In addition, persons who owe a duty of trust or confidence to the Funds or their Service Providers (such as legal counsel) may receive non-public portfolio holdings information without entering into a non-disclosure agreement.

Shareholder In-Kind Distributions. Each Fund may, in certain circumstances, pay redemption proceeds to a shareholder by an in-kind distribution of portfolio securities (instead of cash). In such circumstances, pursuant to the Disclosure Policy, Fund shareholders may receive a complete listing of the portfolio holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree to maintain the confidentiality of the portfolio holdings information and not to trade portfolio securities based on the non-public holdings information.

Other Entities. Pursuant to the Disclosure Policy, a Fund, the Adviser or the Sub-Advisers may disclose non-public portfolio holdings information to third parties who do not fall within the pre-approved categories, and who are not executing broker-dealers; however, prior to the receipt of any non-public portfolio holdings information by such third party, the recipient must have entered into a non-disclosure agreement and the disclosure arrangement must have been approved by the CCO of the Trust. The CCO will report to the Board of Trustees on a quarterly basis regarding any recipients of non-public portfolio holdings information approved pursuant to this paragraph. There are no other ongoing arrangements as of the date of this SAI.

The Adviser, Sub-Advisers and their affiliates may provide investment advice to clients other than the Funds that have investment objectives that may be substantially similar to those of the Funds. These clients also may have portfolios consisting of holdings substantially similar to those of the Funds and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Adviser, Sub-Advisers or the Funds a duty of confidentiality with respect to disclosure of their portfolio holdings.
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Current Arrangements Regarding Disclosure of Portfolio Holdings. As of the date of this SAI, the Trust or at least one of the Funds has ongoing business arrangements with the following entities which involve making portfolio holdings information available to such entities as an incidental part of the services they provide to the Trust: (i) North Square (the Adviser), Oak Ridge (a Sub-Adviser), Algert Global LLC (a Sub-Adviser), Capital Innovations (a Sub-Adviser), USBFS (the Trust’s Administrator) and US Bank, N.A. (the Custodian) pursuant to investment management, administration and custody agreements, respectively, under which the Trust’s portfolio holdings information is provided daily on a real-time basis (i.e., with no time lag); (ii) Tait, Weller &Baker LLP (independent registered public accounting firm), Goodwin Procter, LLP (attorneys) and other professionals engaged by the Trust to whom the Trust provides portfolio holdings information on a regular basis with varying lag times after the date of the information; (iii) Glass Lewis and ProxyEdge pursuant to a proxy voting agreement under which the Funds’ portfolio holdings information is provided daily, subject to a one-day lag; and (iv) Morningstar, Inc., Lipper Inc., Thomson Financial, Vickers Stock Research Corporation, and Bloomberg L.P., to which the Funds’ portfolio holdings information is provided quarterly after the end of the previous fiscal quarter, with a 60-day time lag and no earlier than the date such information is filed on the SEC’s EDGAR system on Form N-Q (for the first and third fiscal quarters) or the Annual or Semi-Annual Report is mailed to shareholders (for the second and fourth fiscal quarters), as applicable.

DETERMINATION OF NET ASSET VALUE

The net asset values per share (the “NAVs”) of a Fund’s shares will fluctuate and are determined as of 4:00 p.m. Eastern Time, the normal close of regular trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. The NAVs may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The NAV of each class of each Fund is computed by dividing (a) the difference between the value of the Fund’s securities, cash and other assets and the amount of the Fund’s expenses and liabilities attributable to the class by (b) the number of shares outstanding in that class (assets – liabilities / # of shares = NAV). Each NAV takes into account all of the expenses and fees of that class of the Fund, including management fees and administration fees, which are accrued daily.

Net Assets	=	NAV
Shares Outstanding

An example of how the Predecessor Funds calculated the NAVs as of May 31, 2018 is as follows:

North Square Oak Ridge Small Cap Growth Fund Class A	$162,714,491	=	$16.85
	9,656,134
North Square Oak Ridge Small Cap Growth Fund Class C	$30,498,112	=	$7.30
	4,176,826
North Square Oak Ridge Small Cap Growth Fund Class I	$172,934,532	=	$18.29
	9,454,361
North Square Oak Ridge Small Cap Growth Fund Class K	$23,425,605	=	$18.05
	1,289,049
North Square International Small Cap Fund Class A	$20,462,519	=	$12.70
	1,611,250
North Square International Small Cap Fund Class I	$100,886,829	=	$12.72
	7,928,671
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North Square Dynamic Small Cap Fund Class A	$80,041	=	$15.06
	5,315
North Square Dynamic Small Cap Fund Class I	$28,278,703	=	$15.14
	1,867,354
North Square Oak Ridge Disciplined Growth Fund Class I	$14,284,670	=	$13.1 6
	1,085,861
North Square Multi Strategy Fund Class A	$41,570,369	=	$26.95
	1,542,621
North Square Multi Strategy Fund Class C	$13,247,428	=	$23.94
	553,319
North Square Multi Strategy Fund Class I	$12,433,514	=	$27.53
	451,711
North Square Oak Ridge Dividend Growth Fund Class A	$146,056	=	$15.54
	9,399
North Square Oak Ridge Dividend Growth Fund Class I	$10,036,092	=	$15.65
	641,280
North Square Oak Ridge Global Resources & Infrastructure Fund Class A	$	=

North Square Oak Ridge Global Resources & Infrastructure Fund Class I	$

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sale price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and ask prices; 3) price quotations from an approved pricing service (which use information provided by market makers or estimates of market value based on similar securities), and 4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and ask prices.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”), National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has not been any sale on such day, at the mean between the bid and ask prices. OTC securities which are not traded in the NASDAQ National Market System are valued at the most recent trade price.

Stocks that are “thinly traded” or events occurring when a foreign market is closed but the NYSE is open (for example, the value of a security held by a Fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded) may create a situation where a market quote would not be readily available. When a market quote is not readily available, the security’s value is based on “fair value” as determined by procedures adopted by the Board. The Board will periodically review the reliability of the Funds’ fair value methodology. The Funds may hold portfolio securities, such as those traded on foreign securities exchanges that trade on weekends or other days when the Funds’ shares are not priced. Therefore, the value of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem shares.
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Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, based on the value determined on the 61st day.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect as their fair value.

PURCHASE AND REDEMPTION OF FUND SHARES

Detailed information on the purchase and redemption of shares is included in the Funds’ Prospectus. Shares of the Funds are sold at the next offering price calculated after receipt of an order for purchase. In order to purchase shares of the Funds, you must invest the initial minimum investment for the relevant class of shares. However, each Fund reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k) plans or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.

Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in or has a history of excessive trading (usually defined as more than four round-trip transactions out of a Fund within a calendar year). Furthermore, the Funds may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than seven calendar days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists affecting the sale of a Fund’s securities or making such sale or the fair determination of the value of a Fund’s net assets not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of the Fund’s shareholders. In addition, if shares are purchased using a check or electronic funds transfer through the ACH network and a redemption is requested before the purchase amount has cleared, the Funds may postpone payment of the redemption proceeds up to 15 calendar days while the Funds wait for the purchase amount to clear.

Redemptions In Kind

The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets). Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by an in-kind distribution of portfolio securities (instead of cash). The securities so distributed would be valued at the same amounts as those assigned to them in calculating the NAV for the Fund shares being redeemed. If a shareholder receives an in-kind distribution, the shareholder could incur brokerage or other charges in converting the securities to cash.

No Fund intends to hold any significant percentage of its portfolio in illiquid securities, although each Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. No Fund anticipates that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.
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FEDERAL INCOME TAX MATTERS

The following is a summary of certain material U.S. federal (and, where noted, state and local) income tax considerations affecting each Fund and its shareholders. The discussion is very general. Current and prospective shareholders are therefore urged to consult their own tax advisors with respect to the specific federal, state, local and foreign tax consequences of investing in the Funds. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Each Fund is treated as a separate entity from other series of the Trust for federal income tax purposes. Each Fund has elected to be and intends to qualify each year for treatment as a “regulated investment company” under Subchapter M of the Code by complying with all applicable requirements of the Code, including, among other things, requirements as to the sources of each Fund’s income, diversification of the Fund’s assets and timing of Fund distributions. To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships;” and (c) distribute an amount equal to the sum of at least 90% of its investment company taxable income (computed without regard to the dividends-paid deduction) and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

As of May 31, 2018, the Oak Ridge Disciplined Growth Fund had accumulated capital loss carryforwards as follows:

As of March 31, 2018, the Oak Ridge Global Resources & Infrastructure Fund had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Short-Term	$6,655
$6,655

As of March 31, 2018, the Oak Ridge Global Resources & Infrastructure Fund had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
Short-Term	$290,345
$290,345

No other Predecessor Fund had any capital loss carryforwards.

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To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended May 31, 2018, the Oak Ridge Disciplined Growth Fund utilized $9,518 of short-term non-expiring capital loss carryforward.  During the year ended March 31, 2018, the Oak Ridge Global Resources & Infrastructure Fund utilized $126,112 of short-term capital loss carryovers and $307,228 of long-term capital loss carryover.

As of May 31, 2018, the Oak Ridge Disciplined Growth Fund had $6,142 of qualified late-year ordinary losses which are deferred until fiscal year 2019 for tax purposes.  Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of that Fund's next taxable year.  As of March 31, 2018, the Oak Ridge Global Resources & Infrastructure Fund did not have any qualified late-year ordinary losses.

As a regulated investment company, no Fund will be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders provided that it satisfies a minimum distribution requirement. In order to also avoid liability for a non-deductible federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period generally ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which a Fund paid no federal income tax. Each Fund will be subject to income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders. Each Fund’s policy is to distribute to its shareholders all investment company taxable income (determined without regard to the deduction for dividends paid) and any net capital gain (the excess of net long-term capital gain over net short-term capital loss) for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.

If, for any taxable year, a Fund were to fail to qualify as a regulated investment company or were to fail to meet certain minimum distribution requirements under the Code, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Under certain circumstances, a Fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so the Fund might incur significant Fund-level taxes and might be forced to dispose of certain assets. If a Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a regulated investment company in a subsequent year.

Shareholders generally will be subject to federal income taxes on distributions made by a Fund whether paid in cash or additional shares. Distributions of net investment income (including interest, dividend income and net short-term capital gain in excess of any net long-term capital loss, less certain expenses), other than qualified dividend income, will be taxable to shareholders as ordinary income. Distributions of qualified dividend income generally will be taxed to non-corporate shareholders at the federal income tax rates applicable to net capital gain, provided the Fund reports the amount distributed as qualified dividend income.

In general, dividends may be reported by a Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income generally means dividend income received from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Fund and its shareholders. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.
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A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States and meets certain additional requirements. Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Passive foreign investment companies are not qualified foreign corporations for this purpose. Dividends received by a Fund from REITs generally do not qualify for treatment as qualified dividend income.

Dividends paid by a Fund may qualify in part for the dividends-received deduction available to corporate shareholders, provided the Fund reports the amount distributed as a qualifying dividend and certain holding period and other requirements under the Code are satisfied. The reported amount, however, cannot exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. Eligibility for qualified dividend income treatment and the dividends-received deduction may be reduced or eliminated if, among other things, (i) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (ii) certain holding period requirements are not satisfied at both the Fund and shareholder levels. In addition, qualified dividend income treatment is not available if a shareholder elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions of net capital gain, if any, that a Fund reports as capital gain dividends will be taxable to non-corporate shareholders as long-term capital gain without regard to how long a shareholder has held shares of the Fund. A Fund may retain certain amounts of capital gains and designate them as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amounts so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on those undistributed amounts against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their federal income tax basis in their shares by an amount equal to the excess of the amounts of undistributed net capital gain included in their respective income over their respective income tax credits.

Distributions in excess of earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s basis in his or her Fund shares. A distribution treated as a return of capital will reduce the shareholder’s basis in his or her shares, which will result in an increase in the amount of gain (or a decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on a later sale of such shares. After the shareholder’s basis is reduced to zero, any distributions in excess of earnings and profits will be treated as a capital gain, assuming the shareholder holds his or her shares as capital assets.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.

Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable for federal income tax purposes as if received on December 31 of the calendar year in which declared. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the federal alternative minimum tax. In addition, certain distributions made after the close of a taxable year of a Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a regulated investment company’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the regulated investment company when they are actually paid.
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A redemption of Fund shares may result in recognition of a taxable gain or loss. The gain or loss will generally be treated as a long-term capital gain or loss if the shares are held for more than one year, and as a short-term capital gain or loss if the shares are held for one year or less. Any loss realized upon a redemption or exchange of shares held for six months or less will be treated as a long term capital loss to the extent of any amounts treated as distributions of long term capital gains during such six month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund or other substantially identical stock or securities are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the Internal Revenue Service (the “IRS”) a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

A Fund’s transactions in options and other similar transactions, such as futures, may be subject to special provisions of the Code that, among other things, affect the character of any income realized by the Fund from such investments, accelerate recognition of income to the Fund, defer Fund losses, affect the holding period of the Fund’s securities, affect whether distributions will be eligible for the dividends-received deduction or be treated as qualified dividend income and affect the determination of whether capital gain and loss is characterized as long-term or short-term capital gain or loss. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions may also require a Fund to “mark-to-market” certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. federal income and excise taxes. Each Fund will monitor these transactions and will make the appropriate entries in its books and records, and if a Fund deems it advisable, will make appropriate elections if available in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company and minimize the imposition of U.S. federal income and excise taxes.

A Fund’s transactions in broad based equity index futures contracts, exchange-traded options on such indices and certain other futures contracts are generally considered “Section 1256 contracts” for federal income tax purposes. Any unrealized gains or losses on such Section 1256 contracts are treated as though they were realized at the end of each taxable year. The resulting gain or loss is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss recognized on actual sales of Section 1256 contracts is treated in the same manner. As noted above, distributions of net short-term capital gain are taxable to shareholders as ordinary income while distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares of the Fund.

A Fund’s entry into a short sale transaction, an option or certain other contracts, such as futures, could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income to shareholders to avoid federal income and excise taxes. Therefore, a Fund may have to sell portfolio securities (potentially under disadvantageous circumstances) to generate cash, or may have to undertake leverage by borrowing cash, to satisfy these distribution requirements. Dispositions of portfolio securities may result in additional gains and additional distribution requirements.
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If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues as discussed above. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond).

A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. So long as a Fund qualifies for treatment as a regulated investment company and incurs “qualified foreign taxes,” if more than 50% of its net assets at the close of its taxable year consist of stock or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders the amount of such foreign taxes paid. If this election is made, information with respect to the amount of the foreign income taxes that are allocated to the Fund’s shareholders will be provided to them and any shareholder subject to tax on dividends will be required (i) to include in ordinary gross income (in addition to the amount of the taxable dividends actually received) his/her proportionate share of the foreign taxes paid that are attributable to such dividends; and (ii) either to deduct his/her proportionate share of such foreign taxes in computing his/her taxable income or to claim that amount as a foreign tax credit (subject to applicable limitations) against U.S. income taxes.

Shareholders who do not itemize deductions for U.S. federal income tax purposes will not be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income if the Fund makes the election described above. Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability.

If a Fund makes the election to pass through qualified foreign taxes and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, long-term and short-term capital gains a Fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Code or of any other income realized by the Fund that is deemed, under the Code, to be U.S.-source income in the hands of the Fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder’s particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. If a Fund does make the election, it will provide required tax information to shareholders. A Fund generally may deduct any foreign taxes that are not passed through to its shareholders in computing its income available for distribution to shareholders to satisfy applicable tax distribution requirements.

Foreign exchange gains or losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains or losses to be treated as ordinary gain or loss and may affect the amount, timing and character of distributions to shareholders.
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A Fund may purchase the securities of certain foreign companies called passive foreign investment companies (“PFICs”). PFICs may be the only or primary means by which a Fund may invest in some countries. If a Fund invests in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend to shareholders. Additional charges in the nature of interest may be imposed on either a Fund or shareholders with respect to deferred taxes arising from such distributions or gains. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long such PFICs are held. A “qualified electing fund” election or a “mark to market” election may generally be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain (subject to the distribution requirements applicable to regulated investment companies, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax on a Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. In order for a Fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. A Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its return from these investments.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders of the applicable Fund at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments, which may lead to additional recapture income.

A Fund is required to withhold (as “backup withholding”) a portion of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to shareholders who have not complied with certain IRS regulations. The backup withholding rate is set under Section 3406 of the Code for U.S. residents. In order to avoid this withholding requirement, shareholders, other than certain exempt entities, must certify on IRS Forms W-9 or on certain other documents, that the Social Security Numbers or other Taxpayer Identification Numbers they provide are their correct numbers and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A Fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that a number provided is incorrect or that backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Ordinary dividends and certain other payments made by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or a lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or similar form certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate).

The 30% withholding tax described in the preceding paragraph generally will not apply to distributions of net capital gain, to redemption proceeds, or to dividends that a Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. In order to qualify for an exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or other applicable form). Backup withholding will not be applied to payments that are subject to this 30% withholding tax.
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Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to the Fund’s distributions and, after December 31, 2018, to redemptions and certain capital gain dividends payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

This discussion and the related discussion in the Prospectus have been prepared by management of the Funds, and counsel to the Trust has expressed no opinion in respect thereof.

Shareholders and prospective shareholders of the Funds should consult their own tax advisors concerning the effect of owning shares of the Fund in light of their particular tax situations.

DIVIDENDS AND DISTRIBUTIONS

Each Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

Each Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held for less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any available carryover of capital losses), although a distribution from capital gains, will be distributed to shareholders with and as a part of the income dividends paid by the Fund and will be taxable to shareholders as ordinary income for federal income tax purposes. If during any year a Fund realizes a net gain on transactions involving investments held for more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses available to be carried over) generally will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by a Fund reduces the Fund’s NAVs on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder will generally be taxable, even if it effectively represents a partial return of the shareholder’s capital.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and/or distributions by notifying the transfer agent in writing or by telephone, but any such change will be effective only as to dividends and other distributions for which the record date is five or more calendar days after the transfer agent has received the request.

A Fund’s investments in partnerships, if any, including in qualified publicly traded partnerships, may result in that Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
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GENERAL INFORMATION

North Square Investments Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018. The Trust has a number of outstanding series of shares of beneficial interest, each of which represents interests in a separate portfolio of securities. The Trust’s Declaration of Trust permits the Trustees to create additional series of shares, to issue an unlimited number of full and fractional shares of beneficial interest of each series, including the Funds, and to divide or combine the shares of any series into a greater or lesser number of shares without thereby materially changing the proportionate beneficial interest in the series.

The Trust may offer more than one class of shares of any series. The Funds currently offer the following classes of shares:

	Class A	Class C	Class I	Class K
North Square Oak Ridge Small Cap Growth Fund	X	X	X	X
North Square International Small Cap Fund	X		X
North Square Dynamic Small Cap Fund	X		X
North Square Oak Ridge Disciplined Growth Fund	X		X
North Square Multi Strategy Fund	X	X	X
North Square Oak Ridge Dividend Growth Fund	X		X
North Square Oak Ridge Global Resources & Infrastructure Fund	X		X

The Trust has reserved the right to create and issue additional series or classes. Subject to the distinctions permitted among classes of the Trust or any series as established by the Board consistent with the requirements of the 1940 Act, each share of the Trust or any series shall represent an equal beneficial interest in the net assets of the Trust or such series, and each shareholder of the Trust or any series shall be entitled to receive such shareholder’s pro rata share of distributions of income and capital gains, if any, made with respect to the Trust or such series. Upon redemption of the shares of any series, the applicable shareholder shall be paid solely out of the funds and property of such series of the Trust. Except as otherwise provided by the Board, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

The Board may require shareholders to redeem shares for any reason under terms set by the Board. When issued, shares are fully paid and non-assessable. The Board may, however, cause shareholders, or shareholders of a particular series or class, to pay certain transfer agency, servicing or similar agent charges by setting off such charges due from such shareholder from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote (and a proportionate fractional vote for each fraction of a share). The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Board of the Trust it is necessary or desirable to submit matters for a shareholder vote or as otherwise required by the 1940 Act or other applicable federal law. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or its Declaration of Trust or By-Laws. On any matters submitted to a vote of the shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, shares shall be voted by individual series or class; (ii) when the matter involves any action that the Board has determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Board has determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon. Accordingly, shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.
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Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (i) each class shall have a different designation; (ii) each class of shares shall bear any class expenses; and (iii) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Upon liquidation or dissolution of a Fund, shareholders of the Fund would generally be entitled to share pro rata in the net assets of the Fund’s available for distribution to shareholders.

The shareholders of the Funds have the power to vote only: (i) for the election or removal of Trustees as and to the extent provided in the Trust’s Declaration of Trust; (ii) with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state; and (iii) as the Board may otherwise consider necessary or desirable in its sole discretion.

The Trust is an entity of the type commonly known as a “Delaware statutory trust.” Under Delaware law and the Trust’s Declaration of Trust, shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Therefore, shareholders generally will not be subject to personal liability for Fund obligations. The risk that a shareholder will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Trust’s Declaration of Trust.

FINANCIAL STATEMENTS

Incorporated by reference herein is (i) the Annual Report to shareholders for the fiscal year ended May 31, 2018 for the Predecessor Funds other than the Oak Ridge Global Resources & Infrastructure Fund, and (ii) the Annual Report to shareholders for the the fiscal year ended March 31, 2018 for the Oak Ridge Global Resources & Infrastructure Fund, each of which includes the “Report of Independent Registered Public Accounting Firm”, “Schedule of Investments”, “Statement of Assets and Liabilities”, “Statement of Operations”, “Statements of Changes in Net Assets”, “Financial Highlights” and “Notes to Financial Statements.” A copy of the Predecessor Funds’ Annual Reports can be obtained at no charge on the Funds’ website, www.northsquareinvest.com, or by calling 1-855-551-2221 or writing the Funds.
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APPENDIX “A”
 DESCRIPTION OF SHORT-TERM RATINGS

Description of certain short-term ratings assigned by Standard & Poor’s Ratings Services (“S&P”) and Moody’s Investors Service (“Moody’s”):

Moody’s
Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1
 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3
Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime  Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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B
A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C
A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

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APPENDIX B
NORTH SQUARE INVESTMENTS TRUST
PROXY VOTING POLICIES AND GUIDELINES

North Square Investments Trust (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser of each Fund (each an “Adviser” and, collectively, the “Advisers”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund or an Adviser has a web site, a copy of the Adviser’s proxy voting policy and this Policy may be posted on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as advisor, to the Trust’s co-administrator within 30 days after June 30 of each year. The Trust’s co-administrator, MFAC will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.
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OAK RIDGE INVESTMENTS, LLC
PROXY VOTING POLICIES AND GUIDELINES

Policy
Oak Ridge exercises voting authority for securities held by the Oak Ridge Funds and the majority of the separately managed accounts it advises. The Firm has created voting guidelines which favor maximizing the value of its clients’ holdings. Oak Ridge generally does not take an activist stand on social issues. In the event of a conflict of interest that could affect Oak Ridge’s votes on an issue, the Firm usually uses the recommendations of a third party to determine how to vote clients’ interests.

The Firm is required to provide information upon request to clients on how their shares were voted. A summary of Oak Ridge’s guidelines is included in Part 2 of Form ADV. Detailed information for individual accounts is not available in most cases because Oak Ridge receives consolidated ballots from custodians, but since all shares are voted the same general information can be provided. Voting detail is provided for mutual funds advised or sub-advised by Oak Ridge and that data is filed by the funds on Form N-PX.

Oak Ridge generally does not vote proxies for securities which are not held in client accounts on the meeting date. Voting shares of unowned securities does not further the goal of voting in the best economic interest of clients. In addition, Oak Ridge does not vote proxies for securities which are not chosen by Oak Ridge (such as money market funds) or are not managed by Oak Ridge (non-discretionary assets).

Procedure
Research and Voting
Oak Ridge uses the services of a third-party vendor, currently ISS ProxyExchange, to provide research and record keeping services for proxy votes. Firm holdings are uploaded daily and are reconciled to the total shares available to vote. Compliance researches any significant discrepancies.

The Firm has provided the vendor with guidelines based on our goal of maximizing shareholder value. Oak Ridge will usually, but not always, vote with management on routine matters, including:
•	Approval of auditors,
•	Election of directors,
•	Indemnification/liability limitation provisions for directors,
•	Company name change, and
•	Term limits or mandatory retirement ages for directors.

Oak Ridge will usually vote against management proposals that have the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category include:
•	Poison pills,
•	Golden parachutes,
•	Greenmail,
•	Requiring supermajority shareholder voting,
•	Institutional dual class stock voting,
•	Classified (staggered term) boards of directors,
•	Limiting the ability to call special shareholder meetings, and
•	Elimination of confidential stockholder voting.

Other ballot issues are evaluated on a case-by-case basis. Compliance notifies analysts and/or portfolio managers of ballot items that require review. The analyst can utilize the third-party research and recommendations or can use independent research.

The vendor provides research and support for their voting recommendations. Oak Ridge analysts provide support for votes cast in opposition to those recommendations and that information is entered into the vendor’s system.
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In the unlikely event of a conflict of interest which could impact Oak Ridge’s decision making on a proxy issue, the Firm will vote client proxies in accordance with the vendor’s voting recommendation. This course of action mitigates the impact of the conflict. If the vendor does not provide a recommendation on the issue, Oak Ridge will pursue other alternatives to complete its fiduciary obligation to vote clients’ proxies that will not be impacted by a conflict.

Responsibility
Compliance, with oversight from the CCO, is responsible for all books and records related to proxy voting. When proxies are sent directly to Oak Ridge’s office, they are scanned and forwarded to the vendor. All votes are logged through the online system along with the proxy statement and support for the voting decision. The CCO will notify the chief compliance officer and/or board of any mutual funds which the Firm advises of changes to the proxy policy and will provide an update for board approval.

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Algert Global LLC

Proxy Voting Policies and Guidelines

The Adviser, as a fiduciary of its Clients, must act to maximize the value of the accounts it manages. Under its fiduciary duties of care and loyalty the Adviser must monitor corporate actions and act reasonably to vote proxies in the best interests of its Clients.

Rule 206(4)-6 under the Advisers Act requires that an adviser that exercises voting authority over client securities:

•	adopt and implement written proxy voting procedures reasonably designed to ensure that its voting is in the best interests of clients,
•	address in such policies and procedures how the adviser will manage any conflicts of interest that might otherwise affect its proxy voting decisions,
•	provide a summary of such procedures to clients, and
•	offer to provide the full procedures upon request and inform clients how they can obtain information about how their securities were voted.

The Adviser exercises proxy voting authority on behalf of Clients. It is the Adviser’s policy generally to vote against any management proposals that the Adviser believes could prevent companies from realizing their maximum market value or would insulate companies and/or management from accountability to shareholders or prudent regulatory compliance.

The Adviser, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. The Adviser has contracted with a 3rd party, Glass, Lewis & Co. (“Glass Lewis”) to track and advise on proxy voting issues. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies (through Glass Lewis on behalf of Algert) and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

A. Business Operations

The Adviser generally will vote in favor of proposals that are a standard and necessary aspect of business operations and that the Adviser believes will not typically have a significant negative effect on the value of the investment. Factors considered in reviewing these proposals include the financial performance of the company, attendance and independence of board members and committees, and enforcement of strict accounting practices. Such proposals include, but are not limited to:

•	Name changes
•	Election of directors
•	Ratification of auditors
•	Maintaining current levels of directors’ indemnification and liability
•	Increase in authorized shares (common stock only) if there is no intention to significantly dilute shareholders’ proportionate interest
•	Employee stock purchase or ownership plans

B. Change in Status

Proposals that change the status of the corporation, its individual securities, or the ownership status of the securities will be reviewed on a case-by-case basis. Changes in status include proposals regarding:

•	Mergers, acquisitions, restructurings
•	Reincorporations
•	Changes in capitalization

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C. Shareholder Democracy

The Adviser generally will vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. This would include proposals endorsing or facilitating:

•	Increased indemnification protections for directors or officers
•	Certain supermajority requirements
•	Unequal voting rights
•	Classified boards
•	Cumulative voting
•	Authorization of new securities if the intention appears to be to unduly dilute the shareholders’ proportionate interest
•	Changing the state of incorporation if the intention appears to disfavor the economic interest of the shareholders

The Adviser generally supports proposals that maintain or expand shareholder democracy such as:

•	Annual elections
•	Independent directors
•	Confidential voting
•	Proposals that require shareholder approval for:

○	Adoption or retention of “poison pills” or golden parachutes
○	Elimination of cumulative voting or preemptive rights
○	Reclassification of company boards

The Adviser believes reasonable compensation is appropriate for directors, executives and Employees of publicly traded companies. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors the Adviser considers when reviewing a compensation proposal is whether it potentially dilutes the value of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options. Each proposal is reviewed individually.

A record of all proxy decisions and the rationale for voting will be retained and available for inspection by Clients at any time in accordance with the procedures listed below.

D. Conflicts of Interest

The Adviser must act as a fiduciary when voting proxies on behalf of its Clients. In that regard, the Adviser seeks to avoid possible conflicts of interest in connection with proxy voting.

E. ERISA Considerations

ERISA prohibits fiduciaries from acting on behalf of a plan in situations in which the fiduciary is subject to a conflict of interest. Thus, if the Adviser determines that it has a conflict of interest with respect to the voting of proxies, the Adviser must either seek the Client’s informed direction or retain an independent person to direct the Adviser how to vote the proxy in the best interests of the ERISA account.

F. Class Actions
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The Adviser shall determine appropriate participation in any class action. Algert may utilize an outside service provider to monitor class actions.

G. Adviser Policies and Procedures

1.
Receipt of Proxy Materials. The Adviser receives proxy materials primarily from Client custodians via e-mail and through the mail with respect to any securities held in Client accounts. Upon receipt of such materials, the Chief Compliance Officer checks Client contracts to confirm that proxy voting authority has been assigned by the Clients that hold the securities. The Chief Compliance Officer then checks the Adviser’s records to determine that proxies have been received for all accounts holding the security and whether the Adviser still has a position in the security. If the Adviser has sold its position between the record date and the meeting date for a particular security, the Adviser refrains from voting the securities. If the proxies are to be voted, the Chief Compliance Officer establishes a file and obtains a proxy analysis report from a proxy advisory service. In cases where a Client has contracted with a third party to vote proxies, the Chief Compliance Officer forwards the proxy to that party.

2.
Voting Decisions. For each vote, the Chief Compliance Officer discusses the issues or initiatives with the portfolio manager responsible for the security. The Adviser generally votes in accordance with the proxy voting policy described above. Once a determination has been made regarding how the Adviser will vote, the Chief Compliance Officer casts the Adviser’s vote electronically. If there is a decision to vote not in accordance with the stated proxy policy, the Chief Compliance Officer is responsible for documenting the decision making process and the reason for the variance from the policy.

3.
Recusal from Voting. Any Employee who has a direct or indirect pecuniary interest in any issue presented for voting, or any relationship with the issuer, must so inform the Chief Compliance Officer and recuse him or herself from decisions on how proxies with respect to that issuer are voted.

4.
Conflicts of Interest. The Chief Compliance Officer will review all potential conflicts of interests and determine whether such potential conflict is material. Where the Chief Compliance Officer determines there is a potential for a material conflict of interest regarding a proxy, the Chief Compliance Officer will consult with the portfolio manager and a determination will be made as to whether one or more of the following steps will be taken: (i) inform Clients of the material conflict and the Adviser’s voting decision; (ii) discuss the proxy vote with Clients; (iii) fully disclose the material facts regarding the conflict and seek the Clients’ consent to vote the proxy as intended; and/or (iv) seek the recommendations of an independent third party. The Chief Compliance Officer will document the steps taken to evidence that the proxy vote was in the best interest of Clients and not the product of any material conflict. Such documentation will be maintained in accordance with required recordkeeping procedures.

5.
Disclosure of Policies and Procedures. The Chief Compliance Officer will provide a summary of these policies and procedures in its Adviser brochure to be furnished to Clients. The Chief Compliance Officer will further provide a copy of these policies and procedures to any Client upon request and will inform Clients in the Adviser brochure about how Clients can obtain further proxy voting information about their own proxies.

6.	Client Requests for Votes. If a Client requests that their proxies be voted in a specific way on a specific issue, the portfolio manager will advise the Client that it cannot accommodate the request.

Client Requests for Voting Record. Clients may request information concerning how proxies were voted on Client securities. The portfolio manager will notify the Chief Compliance Officer if he or she receives such request and will respond to such requests showing how Client securities were voted on particular issues.
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CAPITAL INNOVATIONS, LLC

Proxy Voting Policies and Procedures

PART ONE: PROXY VOTING PROCEDURES

I.	INTRODUCTION

Capital Innovations, LLC (“CI” or the “firm”) has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with the firm’s fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940. CI’s authority to vote the proxies of its clients is established by the advisory contract or comparable documents, and the firm’s proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, CI’s proxy voting policies reflect the long- tanding fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994).

II.	STATEMENT OF POLICIES AND PROCEDURES

CI’s actions reflect the investment policy goals of its clients. All proxies are voted in accordance with the firm’s responsibility to act solely in the interest of the plan beneficiaries and in a manner that maximizes the economic value of the underlying shares. As such, CI’s proxy voting policy is to elect capable directors and vote against various techniques that inhibit the highest market valuation for company shares. Of course, each vote is analyzed on an individual basis in accordance with CI’s stated policy of maximizing shareholder value. Any material conflicts of interest that arise are resolved in the best interests of the firm’s clients.

•	Securities that are part of a securities lending program and on loan may not be voted on by CI.
•	CI may, if directed by a client based on the contractual relationship, vote as instructed by the client for certain issues or securities.

CI will provide a copy of its policies and procedures to clients upon request. These policies and procedures may be updated from time to time. Clients may also request a listing of how its proxies were voted by CI. This request should be in writing and this information will be provided within a month of the request.

III.	RESPONSIBILITY AND OVERSIGHT

The Chief Executive Officer of CI will appoint a Chief Compliance Officer who shall administer and oversee the proxy voting process. The Chief Compliance Officer shall:

1.	Develop, authorize, implement and update the adviser's policies and procedures;

2.	Oversee the proxy voting process;

3.	Determine the votes for issues that do not fall into one of the categories defined in Part Two, applying the general principles of the Statement;

4.	Monitor legislative and corporate governance developments and coordinate any corporate or other communication related to proxy issues;

5.	Consult with portfolio managers/analysts of the accounts holding the relevant security;

6.	Engage and oversee any third-party vender to review, monitor, and/or vote proxies.

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IV.	PROCEDURES

This section provides suggestions for describing the adviser's actual proxy voting process in the firm's policies and procedures.

A.	Client Direction. CI, when the advisory contract calls for it, will vote as instructed by the client.

B.	Process of Voting Proxies. The procedures may specify reasonable steps to assure that the adviser receives and vote proxies in a timely manner. For example,

1.
Obtain Proxy. Registered owners of record, e.g. the trustee or custodian bank, that receive proxy materials from the issuer or its information agent, or an ERISA plan are instructed to sign the proxy in blank and forward it directly to the proxy administrator, a specified member of the proxy committee, or a voting delegate.

2.	Match. Each proxy received is matched to the securities to be voted.

3.	Categorize. Review and categorize proxies according to issues and the proposing parties.

4.
Conflicts of Interest. Each proxy is reviewed by the proxy administrator to assess the extent to which there may be a material conflict between the adviser's interests and those of the client. In the event that a material conflict arises, CI will disclose the conflict to clients and obtain their consents before voting.

5.	Vote. The proxy administrator will vote the proxy in accordance with the firm's policies and procedures and return the voted proxy to the issuer or its information agent.

6.	Review. A review should be made to ensure that materials are received in a timely manner.

a.
The proxy administrator will periodically reconcile proxies received against holdings on the record date of client accounts over which CI has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

C.	Recordkeeping. This section sets forth procedures for documenting proxy votes.

Section 204. CI will maintain records of proxies voted pursuant to Section 204-2 of the Advisers Act in an easily accessible place for a period of five years, the first two in an appropriate office of the adviser. Such records will include as required by Rule 204-2(c):

1.	a copy of its policies and procedures;

2.	proxy statements received regarding client securities (this may be satisfied by relying on EDGAR or a third party if the party undertakes to provide a copy promptly upon request);

3.	a record of each vote cast (third party records similarly permitted);

4.	a copy of any document created by the adviser that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

5.	each written client request for proxy voting records and the adviser's written response to any (written or oral) client request for such records.

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PART TWO: CATEGORIES OF ISSUES

I.	MANAGEMENT PROPOSALS

A.
Routine Matters/Corporate Administrative Items. The policy of CI generally is to support the nominees to the board of the directors so long as the nominees have shown responsibility to the welfare of the shareholders. Some criteria that would cause CI to cast client votes against the nominees might include the payment of greenmail, adoption of harmful anti-takeover measures, and institution of excessive golden parachute severance agreements. Additionally, CI would vote for a dissident slate of nominees if it favored a potential acquirer in a takeover battle. CI typically supports managements' choice of auditors.

B.	Cumulative Voting. CI will reject any proposal to dismantle cumulative voting provisions.

C.	Stock Authorizations: Common & Blank Check Preferred.

1.
Common Stock. In the past, the authorization would have been considered a matter of routine company policy. However, given the current environment of takeover and anti-takeover defenses, CI must subject these proposals to greater scrutiny. Stockpiles of unissued common stock can be used to discourage potential acquirers by serving as a reservoir for a poison pill plan. They can also be used in a targeted share placement in which a large block of stock is placed in friendly hands to assist in fending off an acquirer during a proxy contest.

On the other hand, the stock may be intended to finance the future legitimate operation of the company. It may be impossible for the outside shareholder to distinguish between the two objectives (anti- takeover defenses vs. financing future operations). However, one can infer about the objective from certain indicators, e.g. presence of a poison pill, threat of takeover bid, and number of existing authorized, but unissued, shares.

2.
Blank Check Preferred Stock. Blank check preferred stock are shares of preferred stock authorized by the shareholders, but not issued. When issued, management has the power to determine the voting and conversion rights. In the event of a hostile takeover attempt, management can place high voting values on these shares and place them in the hands of friendly voters.

On July 7, 1988 the Security and Exchange Commission adopted rule 19c-4, the so-called "one share, one vote" which was intended to put a stop to the practice of issuing stock with unequal voting rights. However, the exchanges have been left with the task of interpreting this somewhat ambiguous rule. If interpreted strictly, this rule would greatly reduce the effect of blank check preferred stock as an anti- takeover device. Companies continue to put forward proposals for blank check preferred stock.

Unless management's argument in defense of their proposal to authorize blank check preferred stock is rational, CI will vote against this proposal. This is based on the opinion that such an issue is primarily an anti-takeover defense and, as such, discourages the full market valuation of the company’s shares.

D.
Changes in Voting Rights. CI recognizes the voting rights of its common stock holdings to be valuable assets. The firm will support all one-share-one-vote provisions and will resist any proposals that would dilute the voting power of shares held by the firm’s clients.

E.	Stock Option Plans and Employee Compensation.

1.
Stock Option Plans. Many of the companies with extraordinary proxy proposals include proposals dealing with executive compensation, usually stock/option plans. Stock options are a right to purchase shares of their own company's stock at a specified price within a certain time period. Supposedly these plans give an extra incentive for managers to perform in the best interests of the company. By linking management's compensation with the share value, the goals of the outside shareholders and management would seem to be more closely linked.

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Some stock/option plans or amendments to existing plans would not be supported by CI. These would include those plans that keep a substantial block of voting stock in friendly hands. This block could be decisive in a proxy contest, in the same way as that of an E.S.O.P. (see below). Furthermore, in the face of a market downturn some proposals call for repricing so-called "underwater" options; that is, those options that expire worthless due to poor price performance. Proposals of this nature undermine the purpose of the plans. With the incentive feature diluted, the stock/options plans become merely more confusing and an inefficient form of salary.

A final concern is the effect these long-term incentive plans have on the executives' wealth diversification. By tying up a large part of an executive’s salary in these plans, rather than paying out an immediate salary, the executive incurs great financial risk by lack of diversification. One is lead to believe that these incentive plans will lead to higher equilibrium levels of executive compensation in order to compensate them for this low diversification wealth risk. On the other hand, the executives may be able to avoid this risk from induced low-diversification by the appropriate trades in the open market (e.g. short selling, puts etc.). If this is the case, the argument in favor of long-term incentive plans is undermined and one would believe that a simple flat salary arrangement would be more efficient.

It is CI’s approach to carefully study each proposal on a case by case basis to determine whether the proposal is used primarily as an anti- takeover device or subverts the incentive-based purpose of the plans. CI must vote in opposition to any proposal that is so deemed.

A class of long-term executive incentive-linked compensation plans that would be more acceptable to CI would include “Phantom Stock" compensation. Under these plans employees receive deferred compensation based in the form of an index that would correspond to a number of actual shares. When the option matures the employee converts the index into the value of the corresponding number of shares. No actual shares are issued, bought or sold and no voting rights are transferred. However, as the employees' compensation is linked directly to company performance, incentives are similar to those found in actual stock/option plans.

2.
E.S.O.P.s. Many U.S. companies have recently created employee stock ownership plans (E.S.O.P.s.) in order to cut tax bills and to provide a new employee incentive. These plans and more conventional executive stock/option plans often have the effect of thwarting hostile takeover attempts. E.S.O.P.s discourage takeovers by placing a sizable block of the company's outstanding shares with a friendly trustee. However, the Department of Labor may have damaged the E.S.O.P. defense strategy by instructing E.S.O.P. trustees to exercise their own judgment on whether to tender the shares.

It is the opinion of CI that the intended use of an E.S.O.P. is not always to provide a means to motivate employee performance, but sometimes is meant to serve as a weapon in the company's anti-takeover arsenals. Any practice which discourages such bids is considered contrary to the CI's statement of general guidelines.

F.
Mergers/Acquisitions. Merger bids usually include big premiums for the acquired company. As such, CI’s stated policy objective would lead to the acceptance of any management proposal to merge with another company so long as the bid price is a notable premium over the trading price, and assuming no attractive bid from a third party is forthcoming. Generally, CI will vote with the management in those situations so long as the proposed acquisition is not clearly harmful to the acquiring company.

G.
Classified Board. Under the provisions of the classified board plan, only a minority of the members of the board of directors, typically one-third are subject to re-election in any year. As this usually represents a change in the company's bylaws or charter amendments, this measure must be put to shareholder vote.

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Since, with classification of directors, only one-third of the directors are elected in any given year, this is an effective anti-takeover measure. Under this scheme at least two stockholder meetings are required to remove a majority of the directors. Classification also mitigates the effect of cumulative voting. As an example, suppose that ten director seats are up for election. Under cumulative voting a minority shareholder holding 10 percent of the votes could elect at least one director to the board. However, in the extreme case where each seat comes open only every 10 years, the effect of cumulative voting is negated. That is, the ten percent holder can now only exercise the same voting power that he could exercise in the absence of cumulative voting.

In most cases classified voting increases the number of years between votes on each directorship from one to three years. Proponents claim that this increases continuity and stability within the company. However, most observers agree that the main intent of classified boards is to discourage takeover raids.

All available evidence suggests that measures that act to prevent successful takeover raids have a negative effect on share value. In acting in a manner consistent with the firm’s stated objectives, CI will vote to oppose the institution of a classified board and will vote in favor of its repeal wherever they have already been installed.

H.
Director & Officer Liability and Indemnification. Directors have historically been governed by their fiduciary duties of loyalty and care. The first of these common law obligations requires that the directors place the company first, above such interests as personal economic gain or private convenience. The second requires them to act in good faith in a manner they reasonably believe to be in the best interest of the company, and with the care that would be used by any prudent person facing similar circumstances.

The landmark Delaware Supreme Court ruling, Smith v. van Gorkum, of 1985 held the directors of Trans Union personally liable for the losses stemming from their insufficient study of the takeover bid. Since then over 700 large companies have adopted director and officer liability and indemnification provisions to protect them from similar rulings.

These provisions provide that, to the extent permitted by state law, directors and officers cannot be held personally liable for monetary damages, for breaches of the fiduciary duty of care. Indemnification provisions, on the other hand, allow companies to pay legal costs incurred by directors, officers and other employees who are sued as a result of their corporate affiliations.

Although such provisions can serve to entrench management by making them immune from personal accountability, CI generally will support these provisions. Given the current highly litigious environment it may be necessary to provide this kind of protection in order to attract good managers and directors. CI may, however, vote against such measures if they are accompanied by a number of anti-takeover defenses and/or in those cases where CI favors a potential acquirer in a challenge for corporate control.

I.
Fair Price Provisions. The fair price provision requires that certain minimum price and procedural requirements be observed by any party which acquires more than 5 percent of the corporation's common stock and then seeks to accomplish a merger or other business combination or transaction which would eliminate or could significantly change the interest of the remaining shares. Fair price provisions are actually only another anti-takeover defense.

CI feels that the shareholders themselves are the best judges of what is and what is not a "fair price" for their shares. Accordingly, CI must vote against such provisions and support any proposition that would eliminate them.

J.
Other Proposals. CI will judge each proposal on a case by case basis. In deciding how to vote the firm will refer to CI’s general guidelines statement. When CI invests in a company, it feels that the company is generally well managed. CI defines this as working to achieve the best return for their stockholders.

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By this criteria, in cases where there appears to be no possible principal/agent problem on the part of management and in which management has not shown itself to be incompetent, CI will defer to the decisions of management.

In cases where management may have a stake in the outcome, CI will put the proposal to greater analysis. The firm normally will not support any strategy that enhances management entrenchment or results in the dilution of CI’s governance capacity.

II.	SHAREHOLDER PROPOSALS

A.
Confidential Voting. Confidential voting plans provide that all proxies, ballots and voting tabulations that identify shareholders be kept confidential. In the past there has been a concern among institutional investors, especially pension funds, that company management puts pressure on one section of a financial service company so as to secure a favorable vote from the investment management branch of the company. Many institutional investors fear retaliation from voting against management. A study by Harvard economist John Pound showed that institutional investors often vote against the economic interests of their beneficial owners.

Employees with shares in the company represent another group which is faced with possible retaliation when voting against management. Opponents of confidential voting suggest that persons who feel that they are faced with a conflict of interest when voting shares can always keep the shares in street name. This does not seem to be an adequate resolution to the problem. It is an inconvenience to the shareholder and, in making this change, the shareholder may attract the suspicion of management. In addition, the identity of the masked voters who vote against management may be determined by knowledge of those who voted for management.

Some of the largest corporations already use a system of confidential proxy voting. Among these are IBM, Exxon, General Electric, AT&T, General Motors, Citicorp, Chase Manhattan, J.P. Morgan and Chemical Bank. A recent report by IRRC indicated that the implementation of confidential voting has been quite smooth. The cost of hiring an outside company to manage the voting is not high and the process has not proved cumbersome.

It is the opinion of CI that the cost of installing confidential voting is small compared to the gains. Since the company should be run for the benefit of the shareholders, it should not be the case that some shareholders feel pressured to vote in support of the present m a n a g e m e n t . Given the past liberties that some management teams have taken, it seems that the only way in which to guarantee that no management coercion would occur would be to install confidential voting. As the goal of CI is to pursue the economic interests of its clients, it is also firm policy to vote in support of confidential voting.

B.
Cumulative Voting. Cumulative voting provides that in elections for directors, each shareholder is allowed a number of votes equal to the number of shares that he/she holds multiplied by the number of directorships being voted on. Suppose that ten seats are being voted on and a minority interest holds ten percent of the voting shares. If this shareholder voted all the proxies for one candidate, its votes alone would be sufficient to guarantee the election for that candidate.

Thirteen states require cumulative voting for companies that are incorporated in that state. Thirty others, including Delaware, allow it as an option to the company.

Proponents claim that cumulative voting allows for a minority representation on the board of directors. Furthermore, it is thought to increase the chance of a successful takeover raid. Opponents reply that cumulative voting is identified with special- interest management and, as such, is contrary to the goal of share value maximization. This claim is difficult to accept as, even under these provisions, it would still be impossible for a minority interest to gain control of a majority of director seats.
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The proxy voting behavior of CI must reflect the investment policy goals of its clients. CI votes against any technique that would inhibit the highest market valuation for portfolio holdings. Likewise, CI must vote for any plan or technique that would allow for the highest valuation of portfolio holdings. It is CI’s feeling that cumulative voting allows for the better representation of all opinions and, therefore, may lead to a more knowledgeable decision making body. Moreover, the best evidence available indicates that measures which inhibit takeover activity have a negative effect on share value, and measures which remove barriers to corporate control tend to raise share value. CI’s policy is, therefore, to generally vote in favor of cumulative voting provisions and to oppose their removal. CI will reverse this policy only for those special cases in which the firm judges that cumulative voting would be detrimental to CI or its clients.

C.
Equal Access to the Proxy Statement. There is growing interest among some shareholder groups to push for the opportunity to have more access to proxy statements. Specifically, these groups would like to have the power to respond to management proposals directly on the proxy, put forth their own proposals and nominate directors. Managements often argue that providing this forum for stockholders could result in proxy materials that are confusing and of unwieldy size.

CI feels that, while unqualified acceptance of all proxy statements might result in this problem, measures can be taken to avoid this. That is, perhaps only shareholders or groups of shareholders with a substantial percentage of the equity (perhaps five percent) would be allowed access to proxy statements. Furthermore, management could be granted the right to submit all rebuttals to the SEC for acceptance. This would filter out confusing and inappropriate proposal rebuttals. A similar system has worked well for shareholder proposals.

CI, therefore, supports equal access to the proxy material and vote against any proposal that would curtail this access.

D.
Anti-Greenmail. In order to avoid a battle for corporate control, companies sometimes pay a premium to purchase from a potential raider a large block of its own shares. Events usually transpire in this manner: a shareholder accumulates a large number of shares in the company, and then threatens to make a bid for company control. The management is often willing to buy the block of shares from the raider at a price substantially above market price. Typically, the target company will also pay for any expense that the raider incurred in initiating and then terminating the bid for control. The raider also agrees not to target the company again for a specified number of years. In general, the price of the company falls immediately following the repurchase of the raider's shares.

With widespread public outcry and tax cost imposed by the IRS, greenmail has ceased to be as common as it was in its 1986 heyday. Companies try to avoid the classification of greenmail and try to disguise the payments as restructuring, reacquisition and asset swaps. It is sometimes difficult to distinguish between greenmail and authentic company financial decisions.

As the payment of greenmail has been found to have a negative effect on the market price of the company's shares, it is CI’s policy to reject this discriminatory payment to a single shareholder. The firm’s stated voting policy of rejecting techniques that are found to inhibit the highest market valuation for the company shares would lead it to vote in favor of anti- greenmail proposals.

E.
Restore Preemptive Rights. Preemptive rights give the shareholder the right to maintain their proportional ownership in the corporation by giving them the right to buy any new stock issues before others have the opportunity to do so. This rule would prohibit the company from giving a favored investor a special stock issue at a preferred price or with the intent to gain a voting majority over a rival group.

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Over the past few decades, companies have been granted more and more license, at both the state and federal level, to opt out of these rights. One impetus behind the push to restore these rights is the wish by certain shareholders to avoid the underwriting costs that are normally incurred in a new stock issue. Further, these same shareholders are worried that they will never have the chance to maintain their share in the company due to the practice of many underwriters of placing new issues directly with large institutional investors.

Management groups uniformly oppose this proposal. They claim that restoring preemptive rights is cumbersome and unnecessary. Furthermore, management groups claim that preemptive rights reduce financial flexibility. The ability to raise funds would be reduced, they claim, and this would have a deleterious effect on the market price. They point out that shareholders concerned about maintaining their proportional ownership of a company may readily do so by open market purchases or through an underwriter.

It is the opinion of CI that the restoration of preemptive rights may not be in the best interest of its clients. It is possible to preserve one's proportionate ownership in a company without preemptive rights and the restoration of these rights may well have an adverse effect on the company’s fund raising ability.

F.
Repeal Classified Board. For reasons outlined under Management Proposals above, CI generally supports any proposal that would end a classified board scheme in any of the companies in which it holds stock.

G.
Amend Supermajority Rule. Under this proposal the supermajority needed to override a company's poison pill plan would be reduced from 80% to two-thirds. CI feels that poison pill plans act to reduce share value and, therefore, any proposal that would weaken or reduce the poison pill generally will be supported.

H.
Opt Out of State Takeover Laws. CI concludes that state takeover laws serve to entrench management and to inhibit the full market valuation of the adopting company's shares. CI must, therefore, vote to opt out this restriction whenever it appears.

I.
Minimum Stock Ownership. Some shareholder proposals induce directors to own a minimum amount of company stock. The concern is that directors who have a fraction of their own wealth linked to the fortunes of the company would be better induced to act solely in the best interests of the shareholders. If managers have invested a high degree of their own wealth in the company, they may be less likely to oppose an attractive takeover bid.

Management generally opposes this idea, claiming that minimum stock ownership might restrict the pool of eligible applicants to the directorship. Furthermore, they claim that the ownership of stock in the company is not a prerequisite to acting solely in the best interests of the company. There also may be some concern among the directors regarding the diversification of their personal wealth. They feel that their income is already tied to the fortunes of the company, so why must they also have the performance of their personal investments similarly dependent.

CI’s general policy guidelines would lead to a review of each case by itself when making voting decisions regarding this issue.

J.	Social/Political Issues.

Numerous proposals representing a wide spectrum of viewpoint appear on proxy material.

The guidelines issued by the Department of Labor in 1988 instruct ERISA fiduciaries to vote all proxies in the best economic interest of the plan participants. These instructions clearly preclude making voting decisions based upon social/political considerations, unless these considerations are of economic consequence to the plan participants' investments. In matters where there is no principal/agent problem and in which CI has no overwhelming evidence of management incompetence, CI generally will support management's informed opinion regarding the company's operations.
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Even if CI’s instructions were not so restrictive, fiduciary responsibilities direct the firm to work to achieve maximization of portfolio values. To pursue any other objective would be to infringe upon that trust. CI cannot use its proxy voting prerogative to affect the goals of private groups or individuals at the economic expense of its clients.

K.
Recommendation to Redeem Poison Pill (Shareholders Rights). Poison pill plans have been adopted by many management groups in order to provide the company with an effective anti-takeover measure. The potential loss to shareholders from discouraging a potential acquirer is great enough to make it clear that poison pill plans are not consistent with the maximization of shareholder wealth.

Since poison pill plans usually have onerous effects on share value, CI generally will vote to reject all existing forms of poison pill plans.

L.
Require Shareholder Approval of Any Targeted Share Placement. Targeted share placement is the action of placing a large block of stock with a person or group. The concern of shareholders is that management would perform a targeted share placement during a conflict over corporate control. Without this proposal management could place a large block of stock in friendly hands, thus thwarting a beneficial change in corporate control.

In so far as management's unrestrained capacity to perform a targeted share placement serves to entrench management and inhibit the full valuation of the clients' shares, CI will vote for any carefully written proposals that would allow shareholders a vote on such a placement.

M.
Disclose Government Service, Disclose Employee or Director Compensation. By and large CI feels that publishing this information would be improper, unduly burdensome, and of minimal value. Scenarios in which CI would find such information of use are rare. It is CI’s policy, therefore, to generally abstain from voting on or to reject such proposals.

III.	SECURITIES LITIGATION

A.
Securities Litigation. The filing of Proof of Claims for class action lawsuits is not one of the services which CI typically provides to clients. CI will forward any materials received regarding class action lawsuits and bankruptcies to the client at their address of record.

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PART C.
OTHER INFORMATION

Item 15. Indemnification
Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 333-226989) on August 24, 2018), and Paragraph 7 of the Distribution Agreement (filed herewith).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 16. Exhibits
Exhibit No.	Exhibit
(1)
Declaration of Trust is herein incorporated by reference from the North Square Investments Trust (the “Trust”) Registration Statement on Form N‑1A (File No. 333-226989), filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.

(2)	By-Laws are herein incorporated by reference from the Trust’s Registration Statement on Form N-1A ((File No. 333-226989), filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.
(3)	Not Applicable.
(4)
Agreement and Plan of Reorganization between North Square Investments Trust on behalf of its separate investment series listed on Schedule A, Investment Managers Series Trust on behalf of its separate investment series listed on Schedule A, North Square Investments, LLC and Oak Ridge Investments, LLC is incorporated by reference to Appendix A to the Combined Proxy Statement and Prospectus filed herewith as Part A to this registration statement on Form N‑14.

(5)	Not Applicable.
(6)(a)
Form of Investment Advisory Agreement between the Trust and North Square Investments, LLC on behalf of the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Dynamic Small Cap Fund, North Square Global Resources & Infrastructure Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

Part C-1

Exhibit No.	Exhibit
(6)(b)
Form of Investment Sub-Advisory Agreement between North Square Investments, LLC and Oak Ridge Investments, LLC on behalf of the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(6)(c)
Investment Sub-Advisory Agreement between North Square Investments, LLC and Capital Innovations, LLC on behalf of the North Square Global Resources & Infrastructure Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(6)(d)
Investment Sub-Advisory Agreement between North Square Investments, LLC and Algert Global LLC on behalf of the North Square Dynamic Small Cap Fund and North Square International Small Cap Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(7)(a)
Distribution Agreement between the Trust, on behalf of the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Dynamic Small Cap Fund, North Square Global Resources & Infrastructure Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund and Compass Distributors, LLC is herein incorporated by reference from the Initial Registration Statement to the Trust on Form N‑14, filed with the SEC on September 13, 2018.

(8)	Not Applicable.
(9)(a)
Custodian Agreement between the Trust and U.S. Bank, National Association is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(10)(a)
Rule 12b-1 Plan adopted by the Trust on behalf of the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Dynamic Small Cap Fund, North Square Global Resources & Infrastructure Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

10(b)
Rule 18f-3 Plan adopted by the Trust on behalf of the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Dynamic Small Cap Fund, North Square Global Resources & Infrastructure Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

10(c)
Shareholder Service Plan adopted by the Trust on behalf of the North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Oak Ridge Dividend Growth Fund, North Square Oak Ridge Disciplined Growth Fund and North Square Global Resources & Infrastructure Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(11)	Opinion and Consent of Goodwin Procter LLP regarding the validity of shares to be issued – filed herewith.
(12)	Opinion and Consent of Goodwin Procter LLP regarding certain tax matters – filed herewith.
(13)(a)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

13(b)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(13)(c)
Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(13)(d)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Funds, and North Square Investments, LLC is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(14)(a)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – filed herewith.
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Exhibit No.	Exhibit
(15)	Not Applicable.
(16)	Power of Attorney for the Trustees of the Registrant is herein incorporated by reference from the Amended Registration Statement to the Trust on Form N-1A, filed with the SEC on October 23, 2018.
(17)(a)
The Prospectuses for the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Dynamic Small Cap Fund, North Square Global Resources & Infrastructure Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(17)(b)
The Statements of Additional Information for the North Square Oak Ridge Disciplined Growth Fund, North Square Oak Ridge Dividend Growth Fund, North Square Dynamic Small Cap Fund, North Square Global Resources & Infrastructure Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund and North Square Oak Ridge Small Cap Growth Fund is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

17(c)	Proxy Cards – filed herewith.

Item 17. Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the Proxy/Prospectus in a post-effective amendment to this registration statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Washington in the District of Columbia on the 23rd day of October, 2018.

North Square Investments Trust

By: /s/ Mark D. Goodwin
Mark D. Goodwin, President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Mark D. Goodwin	President, Principal Executive	October 23, 2018
Mark D. Goodwin	Officer and Trustee

/s/David B. Boon*	Trustee	October 23, 2018
David B. Boon

/s/Donald J. Herrema*	Trustee	October 23, 2018
Donald J. Herrema

/s/Catherine A. Zaharis*	Trustee	October 23, 2018
Catherine A. Zaharis

/s/Alan E. Molotsky	Treasurer and Principal Financial	October 23, 2018
Alan E. Molotsky	and Accounting Officer

By: /s/Mark D. Goodwin
Mark D. Goodwin Attorney-in-Fact (Pursuant to Powers of Attorney filed herewith)

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INDEX TO EXHIBITS

Exhibit Number	Description
11	Opinion and Consent of Goodwin Procter LLP regarding the validity of shares to be issued
12	Opinion and Consent of Goodwin Procter LLP regarding certain tax matters
14(a)	Consent of Independent Registered Public Accounting Firm
17(c)	Proxy Cards

Part C-5